UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01944

Principal Variable Contracts Funds, Inc.

(Exact name of registrant as specified in charter)

711 High Street, Des Moines, IA 50392-2080 (Address of principal executive offices)

Princor Financial Services Corporation, Des Moines, IA 50392-2080 (Name and address of agent for service)

Registrant’s telephone number, including area code:		515-247-6783

Date of fiscal year end:	December 31, 2009

Date of reporting period:	March 31, 2009

ITEM 1 – SCHEDULE OF INVESTMENTS

Schedule of Investments Asset Allocation Account March 31, 2009 (unaudited)

	Shares	Value			Shares	Value
	Held	(000's)			Held	(000's)

COMMON STOCKS (44.21%)				COMMON STOCKS (continued)
Advertising Agencies (0.06%)				Applications Software (continued)
Interpublic Group of Cos Inc (a)	1,714 $		7	Intuit Inc (a)	1,600 $		43
Omnicom Group Inc	1,150		27	Microsoft Corp	23,600		434

			34				495

Advertising Services (0.01%)				Athletic Footwear (0.09%)
JC Decaux SA	72		1	NIKE Inc	1,100		52
Publicis Groupe	166		4

			5	Auto - Car & Light Trucks (0.21%)

				Daimler AG	514		13
Aerospace & Defense (0.56%)				Ford Motor Co (a)	8,200		22
BAE Systems PLC	3,609		17	General Motors Corp	900		2
Boeing Co	2,400		86	Peugeot SA	118		2
Finmeccanica SpA	345		4	Renault SA	53		1
General Dynamics Corp	1,100		46	Tata Motors Ltd ADR	800		4
Lockheed Martin Corp	900		62	Volkswagen AG	225		69
Northrop Grumman Corp	900		39	Volvo AB	1,200		6

Raytheon Co	1,100		43				119

Rolls-Royce Group PLC (a)	1,986		8
Thales SA	120		5	Auto - Medium & Heavy Duty Trucks (0.08%)

			310	Paccar Inc	1,600		41

				Scania AB	400		3

Aerospace & Defense Equipment (0.29%)							44

Cobham PLC	992		2
European Aeronautic Defence and Space Co				Auto/Truck Parts & Equipment - Original (0.05%)
NV	388		5	Johnson Controls Inc	2,200		26
United Technologies Corp	3,600		155

			162	Beverages - Non-Alcoholic (1.01%)

				Coca-Cola Co/The	6,500		286
Agricultural Chemicals (0.27%)				Coca-Cola Enterprises Inc	1,400		19
Monsanto Co	1,700		141	PepsiCo Inc	5,000		257

Syngenta AG	30		6				562

Yara International ASA	100		2

			149	Beverages - Wine & Spirits (0.09%)

				Diageo PLC	3,202		35
Agricultural Operations (0.11%)				Pernod-Ricard SA	247		14

Archer-Daniels-Midland Co	2,100		58				49

Airlines (0.05%)				Brewery (0.08%)
Air France-KLM	366		3	Anheuser-Busch InBev NV	261		7
Deutsche Lufthansa AG	467		5	Heineken NV	493		14
Southwest Airlines Co	3,200		21	SABMiller PLC	1,460		22

			29				43

Apparel Manufacturers (0.08%)				Building - Heavy Construction (0.07%)
Coach Inc	1,000		17	Acciona SA	36		4
Jones Apparel Group Inc	500		2	ACS Actividades de Construccion y
VF Corp	400		23	Servicios SA	252		10

			42	Grupo Ferrovial SA	93		2

				Skanska AB	400		3
Appliances (0.02%)				Vinci SA	448		17

Whirlpool Corp	300		9				36

Applications Software (0.89%)				Building - Residential & Commercial (0.03%)
Citrix Systems Inc (a)	800		18	Centex Corp	500		4

Schedule of Investments
Asset Allocation Account
March 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Building - Residential & Commercial			Chemicals - Specialty (continued)
(continued)			Givaudan SA	2 $		1
KB Home	400 $	5	Sigma-Aldrich Corp	300		11
Pulte Homes Inc	900	10	Umicore	35		1

		19				38

Building & Construction - Miscellaneous (0.03%)			Coal (0.05%)
Balfour Beatty PLC	729	3	Peabody Energy Corp	1,100		28
Bouygues SA	282	10
Koninklijke Boskalis Westminster NV	77	2	Coatings & Paint (0.04%)

		15	Sherwin-Williams Co/The	400		21

Building & Construction Products -
Miscellaneous (0.02%)			Commercial Banks (0.53%)
Cie de Saint-Gobain	315	9	Allied Irish Banks PLC	583		-
Geberit AG	45	4	Alpha Bank AE	20		-

		13	Axis Bank Ltd	237		2

			Banco Bilbao Vizcaya Argentaria SA	4,765		39
Building Products - Cement & Aggregate (0.03%)
Ambuja Cements Ltd	4,240	6	Banco de Sabadell SA	76		-
CRH PLC	187	4	Banco Popolare SC	1,010		5
Holcim Ltd	77	3	Banco Popular Espanol SA	1,389		9
Lafarge SA	53	2	Banco Santander SA ADR	224		2

		15	Banco Santander SA	7,661		53

			BB&T Corp	2,100		36
Cable/Satellite TV (0.26%)			Commerzbank AG	910		5
British Sky Broadcasting Group PLC	1,199	7	Dexia SA	39		-
Comcast Corp - Class A	8,178	112	DnB NOR ASA	1,655		7
Time Warner Cable Inc	947	23	EFG Eurobank Ergasias SA	20		-
Zon Multimedia Servicos de			Erste Group Bank AG	297		5
Telecomunicacoes e Multimedia SGPS SA	680	4

			Governor & Co of the Bank of Ireland/The	82		-
		146

			HDFC Bank Ltd ADR	300		18
Casino Services (0.01%)			ICICI Bank Ltd ADR	200		3
International Game Technology	806	7	Intesa Sanpaolo SpA	8,803		24
			Julius Baer Holding AG	260		6
Cellular Telecommunications (0.04%)			KBC Groep NV	216		4
Vodafone Group PLC	13,532	24	Lloyds Banking Group PLC	11,209		11
Chemicals - Diversified (0.31%)			M&T Bank Corp	200		9
Akzo Nobel NV	85	3	Marshall & Ilsley Corp	400		2
BASF SE	42	1	Nordea Bank AB	3,310		16
Bayer AG	509	25	Piraeus Bank SA	25		-
Dow Chemical Co/The	3,100	26	Regions Financial Corp	2,000		9
EI Du Pont de Nemours & Co	3,000	67	Standard Chartered PLC	1,802		22

Johnson Matthey PLC	73	1	State Bank of India Ltd	207		9

K+S AG	43	2				296

Koninklijke DSM NV	41	1	Commercial Services (0.01%)
PPG Industries Inc	600	22	SGS SA	7		7
Rohm and Haas Co	300	24
Solvay SA	16	1	Commercial Services - Finance (0.30%)

		173	Automatic Data Processing Inc	1,600		56

			Equifax Inc	400		10
Chemicals - Specialty (0.07%)			Experian PLC	1,257		8
Eastman Chemical Co	300	8	H&R Block Inc	800		15
Ecolab Inc	500	17

Schedule of Investments
Asset Allocation Account
March 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Commercial Services - Finance (continued)			Data Processing & Management (0.05%)
Moody's Corp	700 $	16	Fiserv Inc (a)	700 $		26
Paychex Inc	1,300	33
Total System Services Inc	145	2	Disposable Medical Products (0.06%)
Western Union Co/The	2,247	28	CR Bard Inc	400		32

		168

			Distribution & Wholesale (0.05%)
Computer Aided Design (0.03%)			Genuine Parts Co	900		27
Autodesk Inc (a)	1,000	17	Wolseley PLC	783		2

						29

Computer Services (0.15%)
Affiliated Computer Services Inc (a)	500	24	Diversified Banking Institutions (1.66%)
Computer Sciences Corp (a)	800	30	Bank of America Corp	18,588		127
Infosys Technologies Ltd ADR	1,100	29	Barclays PLC	9,645		20

		83	BNP Paribas	1,010		42

			Citigroup Inc	16,416		42
Computers (1.78%)			Credit Agricole SA	976		11
Apple Inc (a)	1,900	200	Credit Suisse Group AG	1,132		34
Dell Inc (a)	6,500	62	Deutsche Bank AG	589		24
Hewlett-Packard Co	8,000	256	Goldman Sachs Group Inc/The	1,375		146
IBM Corp	4,600	446	HSBC Holdings PLC	14,246		79
Sun Microsystems Inc (a)	3,300	24	JP Morgan Chase & Co	11,628		309

		988	Royal Bank of Scotland Group PLC	20,605		7

Computers - Memory Devices (0.18%)			Societe Generale	663		26
EMC Corp/Massachusetts (a)	7,000	80	UBS AG	3,149		30
NetApp Inc (a)	1,200	18	UniCredit SpA	14,710		24

		98				921

Computers - Peripheral Equipment (0.02%)			Diversified Financial Services (0.04%)
Lexmark International Inc (a)	500	9	Criteria Caixacorp SA	846		3
Logitech International SA (a)	231	2	IntercontinentalExchange Inc (a)	200		15

		11	Investec PLC	625		2

Consulting Services (0.01%)						20

Serco Group PLC	633	3	Diversified Manufacturing Operations (1.40%)
			3M Co	2,200		109
Consumer Products - Miscellaneous (0.19%)			Danaher Corp	800		43
Clorox Co	600	31	Eaton Corp	900		33
Fortune Brands Inc	400	10	General Electric Co	29,500		298
Kimberly-Clark Corp	1,400	64	Honeywell International Inc	2,500		70

		105	Illinois Tool Works Inc	1,600		49

Containers - Metal & Glass (0.00%)			Invensys PLC	1,337		3
Rexam PLC	230	1	ITT Corp	900		35
			Leggett & Platt Inc	700		9
Cosmetics & Toiletries (0.94%)			Parker Hannifin Corp	900		31
Avon Products Inc	1,300	25	Siemens AG	919		53
Colgate-Palmolive Co	1,450	85	Smiths Group PLC	357		4
L'Oreal SA	314	22	Sulzer AG	33		2
Procter & Gamble Co	8,315	392	Textron Inc	900		5

		524	Tyco International Ltd (a)	1,700		33

Cruise Lines (0.05%)			Wartsila Oyj	102		2

Carnival Corp	1,183	26				779

Schedule of Investments
Asset Allocation Account
March 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Diversified Minerals (0.01%)			Electric - Integrated (continued)
Anglo American PLC	59 $	1	RWE AG	571 $	40
BHP Billiton PLC	97	2	Scottish & Southern Energy PLC	1,079	17
Xstrata PLC	187	1	Southern Co/The	2,300	70

		4	Union Fenosa SA	494	12

Diversified Operations (0.11%)			Xcel Energy Inc	1,800	33

GEA Group AG	214	2			1,029

Groupe Bruxelles Lambert SA	90	6	Electric - Transmission (0.05%)
Leucadia National Corp	700	11	National Grid PLC	3,056	24
LVMH Moet Hennessy Louis Vuitton SA	648	41	Red Electrica Corporacion SA	140	5

Nationale A Portefeuille	52	2			29

		62	Electric Products - Miscellaneous (0.14%)

Diversified Operations & Commercial Services (0.01%)			Emerson Electric Co	2,400	68
Bunzl PLC	394	3	Molex Inc	700	10

					78

E-Commerce - Products (0.12%)
Amazon.com Inc (a)	900	66	Electronic Components - Miscellaneous (0.07%)
			Jabil Circuit Inc	800	4
E-Commerce - Services (0.07%)			Koninklijke Philips Electronics NV	1,096	16
eBay Inc (a)	2,956	37	Tyco Electronics Ltd	1,675	19

					39

Electric - Generation (0.02%)			Electronic Components - Semiconductors (0.77%)
AES Corp/The (a)	2,100	12	Advanced Micro Devices Inc (a)	1,500	5
Electric - Integrated (1.85%)			Altera Corp	1,900	33
Allegheny Energy Inc	600	14	Broadcom Corp (a)	1,200	24
Ameren Corp	800	18	Infineon Technologies AG (a)	733	1
American Electric Power Co Inc	1,300	33	Intel Corp	14,500	218
Consolidated Edison Inc	900	36	Micron Technology Inc (a)	2,800	11
Constellation Energy Group Inc	500	10	National Semiconductor Corp	1,500	15
Dominion Resources Inc/VA	1,700	53	Nvidia Corp (a)	2,450	24
DTE Energy Co	700	19	QLogic Corp (a)	400	5
Duke Energy Corp	3,600	51	STMicroelectronics NV	662	3
E.ON AG	2,435	68	Texas Instruments Inc	3,800	63
EDF SA	252	10	Xilinx Inc	1,200	23

Edison International	1,000	29			425

Enel SpA	5,538	27	Electronic Forms (0.07%)
Energias de Portugal SA	2,465	8	Adobe Systems Inc (a)	1,700	36
Entergy Corp	700	48
Exelon Corp	1,800	82	Electronic Measurement Instruments (0.04%)
FirstEnergy Corp	1,000	39	Agilent Technologies Inc (a)	1,300	20
Fortum Oyj	552	10
			Electronics - Military (0.05%)
FPL Group Inc	1,200	61
			L-3 Communications Holdings Inc	400	27
GDF Suez	1,347	46
			Safran SA	302	3

Iberdrola SA	4,404	31
					30

International Power PLC	1,998	6
PG&E Corp	1,200	46	Energy - Alternate Sources (0.02%)
PPL Corp	1,100	32	Q-Cells SE	65	1
Progress Energy Inc	900	33	Renewable Energy Corp AS (a)	200	2
Public Service Enterprise Group Inc	1,600	47	Solarworld AG	84	2

Schedule of Investments
Asset Allocation Account
March 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Energy - Alternate Sources (continued)			Food - Miscellaneous/Diversified (continued)
Verbund - Oesterreichische			Orkla ASA	780 $		5
Elektrizitaetswirtschafts AG	110 $	4	Sara Lee Corp	3,200		26

		9	Unilever NV	1,712		34

Engineering - Research & Development Services (0.08%)			Unilever PLC	1,343		26

ABB Ltd (a)	2,378	33				582

Larsen & Toubro Ltd (b)	904	12	Food - Retail (0.35%)

		45	Carrefour SA	762		30

Enterprise Software & Services (0.48%)			Delhaize Group	165		11
CA Inc	2,100	37	Koninklijke Ahold NV	1,721		19
Oracle Corp	9,971	180	Kroger Co/The	1,900		40
SAP AG	1,437	51	Safeway Inc	1,200		24

		268	SUPERVALU Inc	600		9

Entertainment Software (0.04%)			Tesco PLC	10,159		48

Electronic Arts Inc (a)	1,200	22	WM Morrison Supermarkets PLC	4,015		15

						196

Fiduciary Banks (0.36%)			Food - Wholesale & Distribution (0.07%)
Bank of New York Mellon Corp/The	3,824	108	Sysco Corp	1,700		39
Northern Trust Corp	800	48
State Street Corp	1,400	43	Forestry (0.05%)

		199	Plum Creek Timber Co Inc	478		14

Filtration & Separation Products (0.01%)			Weyerhaeuser Co	500		14

Alfa Laval AB	500	4				28

			Gambling (Non-Hotel) (0.00%)
Finance - Credit Card (0.11%)			Ladbrokes PLC	1,051		3
American Express Co	3,600	49
Discover Financial Services	1,700	11	Gas - Distribution (0.11%)

		60	Centrica PLC	5,115		17

Finance - Investment Banker & Broker (0.10%)			Sempra Energy	900		41

Charles Schwab Corp/The	3,200	50				58

Mediobanca SpA	515	4	Gas-Transportation (0.01%)

		54	Snam Rete Gas SpA	1,089		6

Finance - Other Services (0.15%)			Gold Mining (0.12%)
CME Group Inc	200	49	Newmont Mining Corp	1,500		67
Deutsche Boerse AG	215	13
ICAP PLC	701	3	Health Care Cost Containment (0.06%)
Man Group PLC	2,060	7	McKesson Corp	900		32
NYSE Euronext	800	14

		86	Home Decoration Products (0.01%)

			Newell Rubbermaid Inc	900		6
Food - Miscellaneous/Diversified (1.05%)
Cadbury PLC	1,954	15	Hotels & Motels (0.12%)
Campbell Soup Co	1,000	27	Accor SA	1,067		37
ConAgra Foods Inc	1,900	32	Intercontinental Hotels Group PLC	857		7
General Mills Inc	1,200	60	Marriott International Inc/DE	764		12
Groupe Danone	485	24	Starwood Hotels & Resorts Worldwide Inc	478		6
HJ Heinz Co	1,100	36	Wyndham Worldwide Corp	1,120		5

Kellogg Co	1,200	44				67

Kraft Foods Inc	5,300	118
Nestle SA	4,000	135

Schedule of Investments
Asset Allocation Account
March 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Human Resources (0.04%)			Machinery - Construction & Mining (0.13%)
Adecco SA	169 $	5	Atlas Copco AB - A Shares	800 $	6
Capita Group PLC/The	585	6	Atlas Copco AB - B Shares	600	4
Monster Worldwide Inc (a)	300	2	Caterpillar Inc	2,200	62

Randstad Holding NV	151	3			72

Robert Half International Inc	500	9	Machinery - Electrical (0.01%)

		25	Schindler Holding AG	80	4

Industrial Gases (0.20%)
Air Liquide SA	11	1	Machinery - Farm (0.08%)
Air Products & Chemicals Inc	700	39	Deere & Co	1,400	46
Linde AG	39	3
			Machinery - General Industry (0.05%)
Praxair Inc	1,000	67

			Alstom SA	242	13
		110

			FLSmidth & Co A/S	100	3
Instruments - Scientific (0.06%)			Kone OYJ	165	3
Thermo Fisher Scientific Inc (a)	600	21	MAN AG	135	6
Waters Corp (a)	300	11	Metso Oyj	194	2

		32	Zardoya Otis SA	165	3

Insurance Brokers (0.11%)					30

Aon Corp	900	37	Machinery Tools & Related Products (0.01%)
Marsh & McLennan Cos Inc	1,300	26	Sandvik AB	1,200	7

		63

Internet Security (0.13%)			Medical - Biomedical/Gene (0.86%)
Symantec Corp (a)	3,548	53	Amgen Inc (a)	4,800	238
VeriSign Inc (a)	1,100	21	Biogen Idec Inc (a)	1,505	79

		74	Genzyme Corp (a)	700	41

			Gilead Sciences Inc (a)	2,200	102
Investment Companies (0.02%)			Life Technologies Corp (a)	309	10
Investor AB	600	8	Millipore Corp (a)	100	6

Marfin Investment Group SA (a)	600	2			476

Pargesa Holding SA	43	2

		12	Medical - Drugs (3.70%)

			Abbott Laboratories	5,500	262
Investment Management & Advisory Services (0.17%)			Allergan Inc/United States	1,000	48
Ameriprise Financial Inc	880	18	AstraZeneca PLC	2,268	80
Franklin Resources Inc	600	33	Bristol-Myers Squibb Co	7,500	164
Invesco Ltd	1,601	22	Dr Reddys Laboratories Ltd ADR	700	7
T Rowe Price Group Inc	800	23	Eli Lilly & Co	3,900	130

		96	Forest Laboratories Inc (a)	1,300	28

Life & Health Insurance (0.21%)			GlaxoSmithKline PLC	7,642	119
Aflac Inc	1,200	23	Merck & Co Inc/NJ	6,400	171
Aviva PLC	4,580	14	Novartis AG	3,478	132
Lincoln National Corp	800	5	Novo Nordisk A/S	1,070	51
Prudential Financial Inc	1,200	23	Pfizer Inc	22,400	305
Prudential PLC	5,445	27	Roche Holding AG	977	134
Unum Group	1,900	24	Sanofi-Aventis SA	1,543	87

		116	Schering-Plough Corp	6,100	144

Linen Supply & Related Items (0.02%)			Wyeth	4,500	194

Cintas Corp	400	10			2,056

			Medical - HMO (0.38%)
			Aetna Inc	1,700	42

Schedule of Investments
Asset Allocation Account
March 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical - HMO (continued)			Multi-Line Insurance (continued)
CIGNA Corp	1,100 $	19	Allstate Corp/The	1,600 $		31
UnitedHealth Group Inc	4,000	84	Assicurazioni Generali SpA	3,092		53
WellPoint Inc (a)	1,800	68	Assurant Inc	1,300		28

		213	AXA SA	3,025		36

Medical - Wholesale Drug Distribution (0.07%)			Hartford Financial Services Group Inc	900		7
Cardinal Health Inc	1,300	41	ING Groep NV	2,094		12
			Loews Corp	1,000		22
Medical Instruments (0.33%)			MetLife Inc	1,900		43
Boston Scientific Corp (a)	4,291	34	XL Capital Ltd	200		1
Intuitive Surgical Inc (a)	100	9	Zurich Financial Services AG	319		50

Medtronic Inc	3,317	98				329

St Jude Medical Inc (a)	1,150	42	Multimedia (0.53%)

		183	Lagardere SCA	145		4

Medical Products (1.54%)			McGraw-Hill Cos Inc/The	1,082		25
Baxter International Inc	2,100	107	Pearson PLC	845		8
Becton Dickinson and Co	1,000	67	Sanoma Oyj	102		1
Covidien Ltd	1,675	56	Thomson Reuters PLC	219		5
Johnson & Johnson	9,600	505	Time Warner Inc	3,775		73
Nobel Biocare Holding AG	1,335	23	Viacom Inc (a)	2,082		36
Smith & Nephew PLC	6,219	39	Vivendi	1,214		32
Stryker Corp	900	31	Walt Disney Co/The	5,538		101
Zimmer Holdings Inc (a)	700	25	WPP PLC	1,226		7

		853				292

Metal - Aluminum (0.04%)			Networking Products (0.53%)
Alcoa Inc	2,800	20	Cisco Systems Inc (a)	17,400		292
Norsk Hydro ASA	250	1

		21	Non-Hazardous Waste Disposal (0.08%)

			Waste Management Inc	1,700		43
Metal - Copper (0.10%)
Antofagasta PLC	164	1	Office Automation & Equipment (0.06%)
Freeport-McMoRan Copper & Gold Inc	1,200	46	Neopost SA	48		4
Sterlite Industries India Ltd ADR	1,000	7	Pitney Bowes Inc	700		16

		54	Xerox Corp	3,000		14

Metal - Diversified (0.00%)						34

Eurasian Natural Resources Corp	108	1	Office Supplies & Forms (0.01%)
Rio Tinto PLC	44	1	Avery Dennison Corp	300		7
Vedanta Resources PLC	55	1

		3	Oil - Field Services (0.38%)

			Baker Hughes Inc	900		26
Metal Processors & Fabrication (0.07%)
			Halliburton Co	2,700		42
Assa Abloy AB	400	4
			Schlumberger Ltd	2,900		118
Precision Castparts Corp	500	30
			Weatherford International Ltd (a)	2,500		27

SKF AB	600	5

						213

		39

			Oil Company - Exploration & Production (0.78%)
Motorcycle/Motor Scooter (0.02%)
			Anadarko Petroleum Corp	1,500		58
Harley-Davidson Inc	900	12
			Apache Corp	1,100		71
Multi-Line Insurance (0.59%)			Chesapeake Energy Corp	1,900		32
Allianz SE	541	46	Devon Energy Corp	1,200		54
			EOG Resources Inc	700		38

Schedule of Investments
Asset Allocation Account
March 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Oil Company - Exploration & Production			Printing - Commercial (0.01%)
(continued)			RR Donnelley & Sons Co	600 $		4
Occidental Petroleum Corp	1,900 $	106
Questar Corp	600	18	Property & Casualty Insurance (0.24%)
XTO Energy Inc	1,925	59	Chubb Corp	1,100		47

		436	Progressive Corp/The	1,800		24

Oil Company - Integrated (2.93%)			Travelers Cos Inc/The	1,600		65

BP PLC	3,784	25				136

Chevron Corp	5,030	338	Public Thoroughfares (0.02%)
ConocoPhillips	3,798	149	Abertis Infraestructuras SA	385		6
Exxon Mobil Corp	12,700	865	Atlantia SpA	277		4
Hess Corp	1,000	54	Brisa	393		3

Marathon Oil Corp	2,200	58				13

Royal Dutch Shell PLC - A Shares	2,619	59
			Publicly Traded Investment Fund (0.85%)
Royal Dutch Shell PLC - B Shares	1,621	35	iShares iBoxx Investment Grade Corporate
Total SA	892	44	Bond Fund	3,565		336

		1,627	iShares MSCI Emerging Markets Index Fund	5,470		136

Oil Field Machinery & Equipment (0.07%)			Midcap SPDR Trust Series 1	37		3

National Oilwell Varco Inc (a)	1,300	37				475

			Publishing - Books (0.03%)
Optical Supplies (0.17%)			Reed Elsevier NV	707		8
Cie Generale d'Optique Essilor International

SA	2,487	96	Reed Elsevier PLC	1,179		8

						16

Paper & Related Products (0.03%)			Publishing - Newspapers (0.01%)
International Paper Co	1,100	8	Daily Mail & General Trust	311		1
MeadWestvaco Corp	500	6	Gannett Co Inc	960		2
Stora Enso Oyj (a)	164	1	New York Times Co/The	802		4

Svenska Cellulosa AB	200	1				7

UPM-Kymmene Oyj	164	1

		17	Publishing - Periodicals (0.01%)

			PagesJaunes Groupe SA	119		1
Pharmacy Services (0.18%)			United Business Media Ltd	322		2
Express Scripts Inc (a)	800	37	Wolters Kluwer NV	326		5

Medco Health Solutions Inc (a)	1,500	62				8

		99

			Quarrying (0.02%)
Photo Equipment & Supplies (0.01%)			Vulcan Materials Co	300		13
Eastman Kodak Co	1,000	4
			Regional Banks (0.63%)
Pipelines (0.06%)			Capital One Financial Corp	1,100		14
Williams Cos Inc	3,100	35	Comerica Inc	200		4
			Fifth Third Bancorp	1,700		5
Platinum (0.00%)
			Keycorp	1,300		10
Lonmin PLC	42	1
			PNC Financial Services Group Inc	1,300		38
Power Converter & Supply Equipment (0.05%)			SunTrust Banks Inc	1,200		14
Gamesa Corp Tecnologica SA	229	3	US Bancorp	6,500		95
Schneider Electric SA	247	16	Wells Fargo & Co	11,900		169

Vestas Wind Systems A/S (a)	200	9				349

		28	Reinsurance (0.02%)

			Muenchener Rueckversicherungs AG	101		12

Schedule of Investments
Asset Allocation Account
March 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
REITS - Apartments (0.05%)			Retail - Consumer Electronics (0.07%)
AvalonBay Communities Inc	238 $	11	Best Buy Co Inc	953 $		36
Equity Residential	790	15

		26	Retail - Discount (0.87%)

			Costco Wholesale Corp	1,200		56
REITS - Diversified (0.05%)			Target Corp	2,249		77
Land Securities Group PLC	2,108	13	Wal-Mart Stores Inc	6,700		349

Vornado Realty Trust	392	13				482

		26

			Retail - Drug Store (0.34%)
REITS - Healthcare (0.02%)			CVS Caremark Corp	4,200		115
HCP Inc	638	11	Walgreen Co	2,800		73

REITS - Hotels (0.01%)						188

Host Hotels & Resorts Inc	1,519	6	Retail - Jewelry (0.05%)
			Compagnie Financiere Richemont SA	1,197		19
REITS - Office Property (0.02%)			Tiffany & Co	446		9

Boston Properties Inc	335	12				28

REITS - Regional Malls (0.04%)			Retail - Major Department Store (0.15%)
Simon Property Group Inc	647	22	JC Penney Co Inc	841		17
			Marks & Spencer Group PLC	4,985		21
REITS - Shopping Centers (0.01%)			Sears Holdings Corp (a)	300		14
Developers Diversified Realty Corp	407	1	TJX Cos Inc	1,296		33

Kimco Realty Corp	735	5				85

		6

			Retail - Office Supplies (0.07%)
REITS - Storage (0.03%)			Staples Inc	2,145		39
Public Storage	345	19
			Retail - Regional Department Store (0.09%)
REITS - Warehouse & Industrial (0.01%)			Kohl's Corp (a)	897		38
ProLogis	724	5	Macy's Inc	1,316		12

						50

Retail - Apparel & Shoe (0.17%)
Abercrombie & Fitch Co	300	7	Retail - Restaurants (0.49%)
Gap Inc/The	1,544	20	Darden Restaurants Inc	900		31
Hennes & Mauritz AB	1,250	47	McDonald's Corp	3,269		178
Ltd Brands Inc	1,228	11	Starbucks Corp (a)	1,974		22

Nordstrom Inc	600	10	Yum! Brands Inc	1,396		38

		95				269

Retail - Auto Parts (0.06%)			Rubber - Tires (0.02%)
AutoZone Inc (a)	205	33	Compagnie Generale des Etablissements
			Michelin	227		8

Retail - Bedding (0.04%)			Savings & Loans - Thrifts (0.03%)
Bed Bath & Beyond Inc (a)	998	25	Hudson City Bancorp Inc	1,500		18

Retail - Building Products (0.33%)			Schools (0.06%)
Home Depot Inc	4,593	108	Apollo Group Inc (a)	400		31
Lowe's Cos Inc	4,198	77

		185	Security Services (0.01%)

Retail - Computer Equipment (0.03%)			G4S PLC	1,547		4
GameStop Corp (a)	500	14	Securitas AB	400		3

						7

Schedule of Investments
Asset Allocation Account
March 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Semiconductor Component - Integrated Circuits (0.07%)			Telephone - Integrated (continued)
Analog Devices Inc	900 $	17	Swisscom AG	154 $	43
Linear Technology Corp	900	21	Telecom Italia SpA - RNC	10,709	11

		38	Telecom Italia SpA	17,007	22

Semiconductor Equipment (0.16%)			Telefonica SA	7,702	154
Applied Materials Inc	4,300	46	Telefonica SA ADR	1	-
ASML Holding NV	423	7	Verizon Communications Inc	8,500	257

Kla-Tencor Corp	800	16			1,112

Novellus Systems Inc (a)	800	13	Television (0.03%)
Teradyne Inc (a)	800	4	CBS Corp	2,082	8

		86	Gestevision Telecinco SA	150	1

Soap & Cleaning Products (0.05%)			ITV PLC	4,482	1
Reckitt Benckiser Group PLC	805	30	Mediaset SpA	886	4
			Modern Times Group AB	50	1
Steel - Producers (0.07%)			Societe Television Francaise 1	165	1

ArcelorMittal	39	1			16

Nucor Corp	700	27	Tobacco (0.89%)
Salzgitter AG	14	1	Altria Group Inc	7,300	117
ThyssenKrupp AG	112	2	British American Tobacco PLC	2,293	53
United States Steel Corp	300	6	Imperial Tobacco Group PLC	1,170	26
Voestalpine AG	47	-	ITC Ltd (b)	4,989	18

		37	Philip Morris International Inc	7,100	253

Steel - Specialty (0.01%)			Reynolds American Inc	700	25

Allegheny Technologies Inc	300	7			492

			Tools - Hand Held (0.02%)
Steel Pipe & Tube (0.01%)
			Black & Decker Corp	300	9
Vallourec SA	59	5
			Toys (0.03%)
Telecommunication Equipment (0.02%)
			Mattel Inc	1,400	16
Alcatel-Lucent	1,532	3
Nortel Networks Corp (a)	38	-	Transport - Marine (0.02%)
Tellabs Inc (a)	1,600	7	A P Moller - Maersk A/S - A Shares	1	4

		10	A P Moller - Maersk A/S - B Shares	1	5

Telecommunication Equipment - Fiber Optics (0.09%)					9

Corning Inc	3,800	51	Transport - Rail (0.38%)
JDS Uniphase Corp (a)	712	2	Burlington Northern Santa Fe Corp	1,000	60

		53	CSX Corp	1,700	44

Telecommunication Services (0.06%)			Norfolk Southern Corp	1,000	34
Embarq Corp	606	23	Union Pacific Corp	1,800	74

Tata Communications Ltd ADR	500	11			212

		34	Transport - Services (0.43%)

Telephone - Integrated (2.00%)			Deutsche Post AG	889	10
AT&T Inc	17,636	444	FedEx Corp	900	40
BT Group PLC	9,010	10	Firstgroup PLC	603	2
Deutsche Telekom AG	4,053	50	Kuehne + Nagel International AG	62	4
Koninklijke (Royal) KPN NV	3,971	53	Stagecoach Group PLC	595	1
Portugal Telecom SGPS SA	2,626	20	TNT NV	467	8
Qwest Communications International Inc	5,100	17	United Parcel Service Inc	3,500	172

Sprint Nextel Corp (a)	8,538	31			237

Schedule of Investments
Asset Allocation Account
March 31, 2009 (unaudited)

				Principal
	Shares	Value		Amount	Value
	Held	(000's)		(000's)	(000's)

COMMON STOCKS (continued)			BONDS (continued)
Transport - Truck (0.00%)			Asset Backed Securities (continued)
DSV A/S	225 $	2	Residential Asset Mortgage Products Inc
			0.59%, 8/25/2036 (d)	$ 16 $		16

Venture Capital (0.00%)						302

3i Group PLC	487	2
			Auto - Car & Light Trucks (0.01%)
Water (0.05%)			Daimler Finance North America LLC
			8.50%, 1/18/2031	5		4
Severn Trent PLC	349	5
Suez Environnement SA (a)	297	4	Auto - Medium & Heavy Duty Trucks (0.03%)
United Utilities Group PLC	911	6	PACCAR Inc
Veolia Environnement	506	11	6.88%, 2/15/2014	15		16

		26

			Beverages - Non-Alcoholic (0.14%)
Web Portals (0.47%)
			Coca-Cola Co/The
Google Inc (a)	600	209	4.88%, 3/15/2019	45		46
Yahoo! Inc (a)	3,900	50	Dr Pepper Snapple Group Inc

		259	6.82%, 5/ 1/2018	35		33

Wireless Equipment (0.54%)						79

American Tower Corp (a)	1,300	40	Beverages - Wine & Spirits (0.07%)
Motorola Inc	6,200	26	Diageo Capital PLC
Nokia OYJ	4,140	48	5.75%, 10/23/2017	40		41
Qualcomm Inc	4,200	163
Telefonaktiebolaget LM Ericsson	2,817	23	Brewery (0.15%)

		300	Anheuser-Busch InBev Worldwide Inc
			7.20%, 1/15/2014 (c)	45		47

TOTAL COMMON STOCKS	$ 24,547		FBG Finance Ltd

	Principal		5.13%, 6/15/2015 (c)	45		38

	Amount	Value				85

	(000's)	(000's)	Building Products - Cement & Aggregate (0.07%)

BONDS (14.35%)			CRH America Inc
Aerospace & Defense (0.12%)			6.00%, 9/30/2016	55		39
Boeing Co
6.00%, 3/15/2019	$ 30	31	Cable/Satellite TV (0.52%)
Systems 2001 AT LLC			Comcast Corp
6.66%, 9/15/2013 (c)	40	36	6.50%, 1/15/2017	70		69

		67	5.70%, 5/15/2018	60		56

			COX Communications Inc
Agricultural Chemicals (0.02%)			8.38%, 3/ 1/2039 (c)	30		28
Monsanto Co
5.13%, 4/15/2018	10	10	Time Warner Cable Inc
			6.75%, 7/ 1/2018	100		94

Agricultural Operations (0.07%)			8.75%, 2/14/2019	40		43

Archer-Daniels-Midland Co						290

5.45%, 3/15/2018	25	25	Casino Hotels (0.09%)
6.45%, 1/15/2038	15	15	MGM Mirage

		40	6.00%, 10/ 1/2009	25		14

Asset Backed Securities (0.54%)			13.00%, 11/15/2013 (c)	50		37

First Franklin Mortgage Loan Asset Backed						51

Certificates			Cellular Telecommunications (0.22%)
0.57%, 7/25/2036 (d)	5	5	Rogers Communications Inc
PSE&G Transition Funding LLC			6.80%, 8/15/2018	30		30
6.75%, 6/15/2016	250	281	Verizon Wireless Capital LLC
			5.55%, 2/ 1/2014 (c)	65		65

Schedule of Investments
Asset Allocation Account
March 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount		Value
	(000's)	(000's)		(000's)		(000's)

BONDS (continued)			BONDS (continued)
Cellular Telecommunications (continued)			Diversified Minerals (0.05%)
Vodafone Group PLC			Rio Tinto Finance USA Ltd
5.63%, 2/27/2017	$ 25 $	25	6.50%, 7/15/2018	$ 35 $			31

		120

			Electric - Distribution (0.05%)
Chemicals - Diversified (0.04%)			Detroit Edison Co/The
EI Du Pont de Nemours & Co			6.13%, 10/ 1/2010		25		26
6.00%, 7/15/2018	25	25
			Electric - Generation (0.08%)
Commercial Services - Finance (0.04%)			AES Corp/The
Western Union Co/The			8.75%, 5/15/2013 (c)		45		44
6.50%, 2/26/2014	20	20
			Electric - Integrated (0.93%)
Computers (0.07%)			Alabama Power Co
Hewlett-Packard Co			5.80%, 11/15/2013		20		22
4.75%, 6/ 2/2014	25	25	Carolina Power & Light Co
5.50%, 3/ 1/2018	15	16	5.30%, 1/15/2019		15		15

		41	Consumers Energy Co

Cosmetics & Toiletries (0.12%)			4.00%, 5/15/2010		15		15
Procter & Gamble Co			E.ON International Finance BV
4.70%, 2/15/2019	65	66	5.80%, 4/30/2018 (c)		65		64
			EDF SA
Data Processing & Management (0.05%)			6.50%, 1/26/2019 (c)		60		62
Fiserv Inc			FPL Group Capital Inc
6.80%, 11/20/2017	30	28	6.00%, 3/ 1/2019		35		36
			Georgia Power Co
Diversified Banking Institutions (0.90%)			6.00%, 11/ 1/2013		15		16
Bank of America Corp			Nisource Finance Corp
5.65%, 5/ 1/2018	110	92	7.88%, 11/15/2010		35		34
Citigroup Inc			6.80%, 1/15/2019		20		16
6.13%, 11/21/2017	35	30	Ohio Edison Co
6.13%, 5/15/2018	35	30	6.40%, 7/15/2016		20		19
Goldman Sachs Group Inc/The			Ohio Power Co
6.15%, 4/ 1/2018	185	169	6.00%, 6/ 1/2016		15		14
JP Morgan Chase & Co			Pacificorp
6.00%, 1/15/2018	175	177	5.50%, 1/15/2019		10		10

		498	Peco Energy Co

			5.35%, 3/ 1/2018		30		29
Diversified Financial Services (0.20%)			PPL Energy Supply LLC
General Electric Capital Corp			6.30%, 7/15/2013		20		20
5.63%, 5/ 1/2018	125	109
			Progress Energy Inc
			7.05%, 3/15/2019		30		31
Diversified Manufacturing Operations (0.22%)
			Public Service Co of Colorado
Cooper US Inc			6.50%, 8/ 1/2038		25		27
5.25%, 11/15/2012	35	36
			Union Electric Co
General Electric Co			6.40%, 6/15/2017		30		29
5.25%, 12/ 6/2017	45	42
			Virginia Electric and Power Co
Honeywell International Inc			8.88%, 11/15/2038		45		55

5.30%, 3/ 1/2018	25	26

Parker Hannifin Corp							514

5.50%, 5/15/2018	20	19	Electric Products - Miscellaneous (0.12%)

		123	Emerson Electric Co

			4.88%, 10/15/2019		40		40

Schedule of Investments
Asset Allocation Account
March 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount		Value
	(000's)	(000's)		(000's)		(000's)

BONDS (continued)			BONDS (continued)
Electric Products - Miscellaneous (continued)			Food - Miscellaneous/Diversified (continued)
LG Electronics Inc			Kraft Foods Inc (continued)
5.00%, 6/17/2010 (c)	$ 25 $	24	6.88%, 1/26/2039	$ 55 $			54

		64					216

Electronic Components - Miscellaneous (0.05%)			Food - Retail (0.12%)
Koninklijke Philips Electronics NV			Delhaize America Inc
5.75%, 3/11/2018	30	29	9.00%, 4/15/2031		36		38
			Delhaize Group
Enterprise Software & Services (0.10%)			5.88%, 2/ 1/2014		5		5
Oracle Corp			Kroger Co/The
5.75%, 4/15/2018	55	57	6.40%, 8/15/2017		25		26

							69

Fiduciary Banks (0.12%)
Bank of New York Mellon Corp/The			Life & Health Insurance (0.01%)
4.50%, 4/ 1/2013	20	20	Prudential Financial Inc
5.13%, 8/27/2013	45	46	6.63%, 12/ 1/2037		15		8

		66

			Medical - Biomedical/Gene (0.20%)
Finance - Commercial (0.03%)			Amgen Inc
Caterpillar Financial Services Corp			5.85%, 6/ 1/2017		15		16
4.90%, 8/15/2013	15	14	5.70%, 2/ 1/2019		60		61
			Biogen Idec Inc
Finance - Consumer Loans (0.22%)			6.88%, 3/ 1/2018		35		33

HSBC Finance Corp							110

6.75%, 5/15/2011	105	94
John Deere Capital Corp			Medical - Drugs (0.47%)
5.75%, 9/10/2018	30	28	AstraZeneca PLC

		122	6.45%, 9/15/2037		25		26

			Bristol-Myers Squibb Co
Finance - Investment Banker & Broker (0.16%)			6.13%, 5/ 1/2038		40		40
Credit Suisse USA Inc			GlaxoSmithKline Capital Inc
5.13%, 8/15/2015	15	14	6.38%, 5/15/2038		30		30
Merrill Lynch & Co Inc			Novartis Capital Corp
6.88%, 4/25/2018	95	74	4.13%, 2/10/2014		55		56

		88	Pfizer Inc

Finance - Mortgage Loan/Banker (2.17%)			6.20%, 3/15/2019		90		96
Fannie Mae			Wyeth
2.88%, 12/11/2013	700	716	5.50%, 2/15/2016		5		5

6.63%, 11/15/2030	300	394	5.45%, 4/ 1/2017		5		5

Nationwide Building Society							258

4.25%, 2/ 1/2010 (c)	50	49	Medical - HMO (0.08%)
SLM Student Loan Trust			UnitedHealth Group Inc
1.15%, 10/25/2014 (d)	47	46	6.00%, 2/15/2018		35		34

		1,205	WellPoint Inc

Food - Miscellaneous/Diversified (0.39%)			7.00%, 2/15/2019		10		10

ConAgra Foods Inc							44

7.00%, 10/ 1/2028	25	24	Medical Laboratory & Testing Service (0.14%)
8.25%, 9/15/2030	20	21	Roche Holdings Inc
General Mills Inc			6.00%, 3/ 1/2019 (c)		75		77
5.65%, 2/15/2019	70	71
Kraft Foods Inc			Medical Products (0.11%)
6.75%, 2/19/2014	10	11	Baxter International Inc
6.13%, 2/ 1/2018	10	10	5.38%, 6/ 1/2018		10		10
7.00%, 8/11/2037	25	25

Schedule of Investments
Asset Allocation Account
March 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Medical Products (continued)			Oil Company - Exploration & Production
Hospira Inc			(continued)
1.71%, 3/30/2010 (d)	$ 55 $	52	Questar Market Resources Inc

		62	6.80%, 4/ 1/2018	$ 35 $		31

			XTO Energy Inc
Mortgage Backed Securities (0.60%)			5.50%, 6/15/2018	25		23
Citigroup Commercial Mortgage Trust			6.50%, 12/15/2018	10		10

5.70%, 12/10/2049 (d)	180	124				139

Greenwich Capital Commercial Funding Corp
5.44%, 3/10/2039 (d)	100	72	Oil Company - Integrated (0.22%)
JP Morgan Chase Commercial Mortgage			Chevron Corp
Securities Corp			4.95%, 3/ 3/2019	40		41
5.75%, 2/12/2049 (d)	75	53	ConocoPhillips
5.82%, 6/15/2049 (d)	125	86	5.75%, 2/ 1/2019	80		80

		335				121

Multi-Line Insurance (0.04%)			Pharmacy Services (0.09%)
MetLife Inc			Medco Health Solutions Inc
6.82%, 8/15/2018	25	21	7.13%, 3/15/2018	50		50

Multimedia (0.35%)			Pipelines (0.23%)
News America Inc			CenterPoint Energy Resources Corp
6.90%, 3/ 1/2019 (c)	60	56	7.88%, 4/ 1/2013	5		5
Time Warner Inc			6.25%, 2/ 1/2037	15		10
5.88%, 11/15/2016	60	57	Colorado Interstate Gas Co
Viacom Inc			6.80%, 11/15/2015	15		14
6.88%, 4/30/2036	40	29	Kinder Morgan Finance Co ULC
Vivendi			5.70%, 1/ 5/2016	45		38
6.63%, 4/ 4/2018 (c)	55	50	Plains All American Pipeline LP/PAA Finance

		192	Corp

			6.70%, 5/15/2036	50		36
Networking Products (0.11%)			Texas Eastern Transmission LP
Cisco Systems Inc			7.00%, 7/15/2032	30		27

4.95%, 2/15/2019	55	54				130

5.90%, 2/15/2039	5	5

		59	Property & Casualty Insurance (0.06%)

			ACE INA Holdings Inc
Office Automation & Equipment (0.03%)			5.60%, 5/15/2015	15		14
Xerox Corp			Chubb Corp
6.35%, 5/15/2018	25	19	5.75%, 5/15/2018	5		5
			Travelers Cos Inc/The
Oil - Field Services (0.03%)			5.80%, 5/15/2018	15		14

Weatherford International Ltd						33

6.00%, 3/15/2018	20	16
			Real Estate Operator & Developer (0.09%)
Oil & Gas Drilling (0.07%)			Brookfield Asset Management Inc
Transocean Inc			7.13%, 6/15/2012	40		33
6.00%, 3/15/2018	40	38	5.80%, 4/25/2017	25		17

						50

Oil Company - Exploration & Production (0.25%)
Apache Corp			Regional Banks (0.30%)
6.90%, 9/15/2018	10	11	Wells Fargo & Co
Devon Financing Corp ULC			5.63%, 12/11/2017	185		169
7.88%, 9/30/2031	45	46
EQT Corp
6.50%, 4/ 1/2018	20	18

Schedule of Investments
Asset Allocation Account
March 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Reinsurance (0.09%)			Telephone - Integrated (0.86%)
Berkshire Hathaway Finance Corp			AT&T Corp
5.40%, 5/15/2018	$ 50 $	50	8.00%, 11/15/2031 (d)	$ 85 $	92
			AT&T Inc
Retail - Building Products (0.10%)			6.30%, 1/15/2038	35	31
Home Depot Inc			Deutsche Telekom International Finance BV
5.40%, 3/ 1/2016	60	54	8.75%, 6/15/2030 (d)	25	27
			France Telecom SA
Retail - Discount (0.20%)			8.50%, 3/ 1/2031 (d)	35	44
Wal-Mart Stores Inc			Sprint Capital Corp
4.25%, 4/15/2013	40	42	8.75%, 3/15/2032	30	20
4.13%, 2/ 1/2019	70	68	Telecom Italia Capital SA

		110	4.00%, 1/15/2010	30	30

Retail - Drug Store (0.19%)			4.95%, 9/30/2014	15	13
CVS Caremark Corp			7.00%, 6/ 4/2018	40	36
5.75%, 6/ 1/2017	10	10	Telefonica Europe BV
6.60%, 3/15/2019	10	10	8.25%, 9/15/2030	90	99
CVS Lease Pass Through Certificates			Verizon Communications Inc
6.04%, 12/10/2028 (c)	43	32	5.50%, 2/15/2018	40	38
Walgreen Co			8.95%, 3/ 1/2039	40	46

5.25%, 1/15/2019	55	55			476

		107	Tobacco (0.26%)

Retail - Restaurants (0.24%)			Altria Group Inc
McDonald's Corp			9.25%, 8/ 6/2019	30	32
5.00%, 2/ 1/2019	15	16	BAT International Finance PLC
5.70%, 2/ 1/2039	75	73	9.50%, 11/15/2018 (c)	40	45
Yum! Brands Inc			Philip Morris International Inc
8.88%, 4/15/2011	25	27	5.65%, 5/16/2018	35	35
6.25%, 3/15/2018	10	9	Reynolds American Inc
			6.50%, 7/15/2010	30	30

6.88%, 11/15/2037	10	8

					142

		133

			Transport - Rail (0.22%)
Semiconductor Equipment (0.04%)
			Canadian National Railway Co
Kla-Tencor Corp			5.55%, 5/15/2018	15	16
6.90%, 5/ 1/2018	30	24
			5.55%, 3/ 1/2019	15	15
Sovereign (0.05%)			Norfolk Southern Corp
Mexico Government International Bond			5.75%, 1/15/2016 (c)	25	25
5.63%, 1/15/2017	30	29	Union Pacific Corp
			7.88%, 1/15/2019	35	39
Special Purpose Entity (0.22%)			6.13%, 2/15/2020	30	29

Farmers Exchange Capital					124

7.05%, 7/15/2028 (c)	110	67	Transport - Services (0.06%)
Harley-Davidson Funding Corp			FedEx Corp
6.80%, 6/15/2018 (c)	15	10	7.25%, 2/15/2011	30	31

Xlliac Global Funding
4.80%, 8/10/2010 (c)	55	46	TOTAL BONDS	$ 7,969

		123	U.S. GOVERNMENT & GOVERNMENT AGENCY

			OBLIGATIONS (26.98%)
Steel - Producers (0.06%)			Federal Home Loan Bank (1.80%)
ArcelorMittal			0.39%, 5/ 8/2009	1,000	999
6.13%, 6/ 1/2018	50	36

Schedule of Investments
Asset Allocation Account
March 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

U.S. GOVERNMENT & GOVERNMENT AGENCY			U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (continued)			OBLIGATIONS (continued)
Federal Home Loan Mortgage Corporation			U.S. Treasury (continued)
(FHLMC) (3.29%)			1.13%, 1/15/2012	$ 1,000 $	1,001
6.00%, 4/ 1/2036	$ 329 $	345	2.75%, 2/15/2019	14	14

5.00%, 1/ 1/2037	910	941			2,412

4.50%, 4/ 1/2037	232	237
6.00%, 8/ 1/2037	254	266	U.S. Treasury Bill (1.89%)
12.00%, 7/ 1/2010	2	3	0.05%, 5/15/2009 (f)(g)	50	50
12.00%, 7/ 1/2013	7	7	0.18%, 5/14/2009 (f)	1,000	1,000

12.00%, 6/ 1/2015	12	14			1,050

11.50%, 10/ 1/2015	10	10	TOTAL U.S. GOVERNMENT & GOVERNMENT
10.00%, 9/ 1/2017	5	6	AGENCY OBLIGATIONS	$ 14,980

		1,829	REPURCHASE AGREEMENTS (13.79%)

Federal National Mortgage Association (FNMA) (13.33%)			Diversified Banking Institutions (3.56%)
4.00%, 4/ 1/2024 (e)	425	432	Investment in Joint Trading Account;
			Morgan Stanley Repurchase Agreement;
5.00%, 4/ 1/2024 (e)	380	394	0.19%; dated 3/31/2009 maturing
5.00%, 4/ 1/2039 (e)	100	103	4/01/2009 (collateralized by Sovereign
5.50%, 4/ 1/2039 (e)	260	270	Agency Issues; $2,015,000; 0.00%; dated
6.00%, 4/ 1/2039 (e)	200	209	03/09/2011)	$ 1,975 $	1,975
8.00%, 2/ 1/2012	6	6
			Money Center Banks (10.23%)
10.00%, 4/ 1/2016	6	7	Investment in Joint Trading Account; Bank
4.50%, 9/ 1/2022	457	471	of America Repurchase Agreement; 0.12%
7.00%, 4/ 1/2023	2	2	dated 3/31/2009 maturing 4/01/2009
7.50%, 4/ 1/2030	1	1	(collateralized by Sovereign Agency
7.50%, 11/ 1/2030	7	7	Issues; $4,029,000; 1.625% - 5.00%; dated
			04/26/11 - 05/11/17)	3,950	3,950
7.50%, 2/ 1/2031	23	24	Investment in Joint Trading Account;
8.00%, 12/ 1/2031	3	3	Deutsche Bank Repurchase Agreement;
7.50%, 6/ 1/2032	41	44	0.19%; dated 3/31/2009 maturing
6.50%, 12/ 1/2032	183	195	4/01/2009 (collateralized by Sovereign
			Agency Issues; $1,763,000; 2.265% -
5.00%, 10/ 1/2035	703	727	5.90%; dated 04/14/09 - 08/14/18)	1,729	1,729

5.50%, 1/ 1/2036	933	971			5,679
5.00%, 2/ 1/2036	780	807

6.03%, 4/ 1/2037	106	110	TOTAL REPURCHASE AGREEMENTS	$ 7,654

5.50%, 2/ 1/2038	1,367	1,422	Total Investments	$ 55,150
6.00%, 5/ 1/2038	230	240	Other Assets in Excess of Liabilities, Net - 0.67%		373

5.50%, 8/ 1/2038	298	309	TOTAL NET ASSETS - 100.00%	$ 55,523

6.50%, 10/ 1/2038	567	598
4.50%, 2/ 1/2039	46	47

		7,399

Government National Mortgage Association
(GNMA) (2.33%)
4.50%, 4/ 1/2039 (e)	350	358
5.50%, 4/ 1/2039 (e)	725	755
12.00%, 12/15/2012	13	14
10.50%, 4/15/2014	8	9
5.50%, 2/15/2039	149	155

		1,291

U.S. Treasury (4.34%)
4.88%, 5/15/2009	1,200	1,207
0.88%, 12/31/2010	190	190

Schedule of Investments Asset Allocation Account March 31, 2009 (unaudited)

(a)	Non-Income Producing Security

(b)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $30 or 0.05% of net assets.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $902 or 1.62% of net assets.

(d)	Variable Rate. Rate shown is in effect at March 31, 2009.

(e)	Security was purchased in a "to-be-announced" ("TBA") transaction. See Notes to Financial Statements.

(f)	Rate shown is the discount rate.

(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $50 or 0.09% of net assets.

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$ 2,351
Unrealized Depreciation	(12,152)

Net Unrealized Appreciation (Depreciation)	(9,801)
Cost for federal income tax purposes	64,951
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent

Financial	21.54%
Mortgage Securities	21.35%
Consumer, Non-cyclical	15.09%
Government	8.29%
Communications	7.06%
Energy	5.10%
Industrial	5.05%
Technology	5.03%
Consumer, Cyclical	4.57%
Utilities	3.14%
Basic Materials	1.52%
Exchange Traded Funds	0.85%
Asset Backed Securities	0.63%
Diversified	0.11%
Other Assets in Excess of Liabilities, Net	0.67%

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Currency Contracts	57.90%
Futures	20.00%

		Schedule of Investments
		Asset Allocation Account
		March 31, 2009 (unaudited)

		Foreign Currency Contracts
						Net Unrealized
Foreign Currency	Delivery	Contracts				Appreciation
Purchase Contracts	Date	to Accept	In Exchange For		Value	(Depreciation)

Australian Dollar	4/16/2009	5,167,695		$3,337	$3,588	$251
British Pound	4/16/2009	1,906,955		2,638	2,736	98
Euro	4/16/2009	4,683,803		5,970	6,222	252
Hong Kong Dollar	4/16/2009	1,688,282		218	218	-
Japanese Yen	4/16/2009	519,889,526		5,289	5,254	(35)
Norwegian Krone	4/16/2009	836,184		119	124	5
Singapore Dollar	4/16/2009	246,244		160	162	2
Swedish Krona	4/16/2009	3,098,106		350	377	27

						Net Unrealized
Foreign Currency	Delivery	Contracts				Appreciation
Sale Contracts	Date	to Deliver	In Exchange For		Value	(Depreciation)

Australian Dollar	4/16/2009	4,432,223		$2,892	$3,077	$(185)
British Pound	4/16/2009	1,460,406		2,021	2,095	(74)
Euro	4/16/2009	4,125,340		5,262	5,480	(218)
Japanese Yen	4/16/2009	259,781,160		2,644	2,625	19
Swedish Krona	4/16/2009	1,544,053		175	188	(13)

All dollar amounts are shown in thousands (000's)

			Futures Contracts

						Current	Unrealized
					Original	Market	Appreciation/
Type			Buy/Sell	Contracts	Value	Value	(Depreciation)

Australia 10 Year Bond; June 2009			Buy	4	$ 317	$ 314	$ (3)
Hang Seng Index; April 2009			Buy	1	88	87	(1)
Long Gilt; June 2009			Buy	2	348	354	6
S&P 500 eMini; June 2009			Buy	135	4,949	5,365	416
SGX CNX NIFTY; April 2009			Buy	5	30	30	-
SPI 200; June 2009			Buy	9	540	558	18
Topix Index; June 2009			Buy	18	1,271	1,413	142
US 10 Year Note; June 2009			Buy	6	729	744	15
US 5 Year Note; June 2009			Buy	12	1,417	1,425	8
DJ Euro Stoxx 50; June 2009			Sell	1	26	26	-
FTSE 100 Index; June 2009			Sell	2	108	112	(4)
MSCI Sing IX; April 2009			Sell	2	54	54	-
US 10 Year Note; June 2009			Sell	5	619	620	(1)
All dollar amounts are shown in thousands (000's)

Schedule of Investments
Balanced Account
March 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (62.32%)			COMMON STOCKS (continued)
Advertising Agencies (0.18%)			Athletic Footwear (0.30%)
Interpublic Group of Cos Inc (a)	4,781 $	20	NIKE Inc	3,103 $		145
Omnicom Group Inc	2,786	65

		85	Auto - Car & Light Trucks (0.20%)

			Fiat SpA ADR	1,900		13
Aerospace & Defense (1.07%)			Honda Motor Co Ltd ADR	2,131		51
BAE Systems PLC ADR	1,949	37	Toyota Motor Corp ADR	511		32

Boeing Co	278	10				96

Esterline Technologies Corp (a)	756	15
General Dynamics Corp	3,205	133	Auto/Truck Parts & Equipment - Replacement (0.01%)
Lockheed Martin Corp	2,592	179	Exide Technologies (a)	2,130		6
Raytheon Co	2,853	111
			Batteries & Battery Systems (0.04%)
Teledyne Technologies Inc (a)	429	12
			EnerSys (a)	1,610		20
TransDigm Group Inc (a)	613	20

		517	Beverages - Non-Alcoholic (1.21%)

Aerospace & Defense Equipment (0.78%)			Coca-Cola Co/The	7,829		344
BE Aerospace Inc (a)	1,662	14	Coca-Cola Enterprises Inc	2,344		31
Goodrich Corp	2,378	90	Pepsi Bottling Group Inc	1,074		24
Moog Inc (a)	324	8	PepsiCo Inc	3,591		185

Triumph Group Inc	470	18				584

United Technologies Corp	5,693	245	Beverages - Wine & Spirits (0.14%)

		375	Central European Distribution Corp (a)	1,893		20

Agricultural Chemicals (0.68%)			Constellation Brands Inc (a)	2,980		35
Monsanto Co	3,070	255	Diageo PLC ADR	213		10

Mosaic Co/The	310	13				65

Syngenta AG ADR	1,114	45	Brewery (0.05%)
Yara International ASA ADR	624	14	Kirin Holdings Co Ltd ADR	1,137		12

		327	SABMiller PLC ADR	875		13

Agricultural Operations (0.18%)						25

Archer-Daniels-Midland Co	3,093	86	Building - Heavy Construction (0.01%)
			Sterling Construction Co Inc (a)	187		3
Airlines (0.06%)
British Airways PLC ADR	850	17	Building - Residential & Commercial (0.09%)
Deutsche Lufthansa AG ADR	916	10	DR Horton Inc	4,491		44

		27

Alternative Waste Tech (0.01%)			Building & Construction - Miscellaneous (0.02%)
Calgon Carbon Corp (a)	410	6	Insituform Technologies Inc (a)	700		11

Apparel Manufacturers (0.02%)			Building & Construction Products -
			Miscellaneous (0.01%)
VF Corp	197	11	Trex Co Inc (a)	460		4

Applications Software (1.06%)			Building Products - Cement & Aggregate (0.08%)
Compuware Corp (a)	11,354	75	CRH PLC ADR	1,239		27
Microsoft Corp	22,206	408	Lafarge SA ADR	1,044		12

Progress Software Corp (a)	500	8				39

Quest Software Inc (a)	1,480	19
Verint Systems Inc (a)	803	3	Cable/Satellite TV (0.47%)

		513	Comcast Corp - Class A	16,132		220

			Time Warner Cable Inc	316		8

						228

Schedule of Investments Balanced Account March 31, 2009 (unaudited)

	Shares	Value			Shares	Value
	Held	(000's)			Held	(000's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Casino Services (0.03%)				Commercial Banks (continued)
Bally Technologies Inc (a)	880 $		16	Pinnacle Financial Partners Inc (a)	311 $		8
				Renasant Corp	360		5
Cellular Telecommunications (0.17%)				Republic Bancorp Inc/KY	220		4
NTT DoCoMo Inc ADR	2,325		32	Royal Bank of Canada	1,682		49
Vodafone Group PLC ADR	3,005		52	S&T Bancorp Inc	440		9

			84	Tompkins Financial Corp	210		9

Chemicals - Diversified (0.26%)				Toronto-Dominion Bank	1,366		47
EI Du Pont de Nemours & Co	1,053		24	Trustmark Corp	380		7
FMC Corp	1,842		79	United Overseas Bank Ltd ADR	2,438		31
PPG Industries Inc	608		22	Wilshire Bancorp Inc	550		3

			125				717

Chemicals - Plastics (0.01%)				Commercial Services (0.04%)
Schulman A Inc	390		5	Arbitron Inc	160		2
				Steiner Leisure Ltd (a)	310		8
Chemicals - Specialty (0.18%)				Weight Watchers International Inc	426		8

International Flavors & Fragrances Inc	1,313		40				18

Lubrizol Corp	943		32
Sensient Technologies Corp	400		10	Commercial Services - Finance (0.96%)
				Automatic Data Processing Inc	2,096		74
Stepan Co	150		4

				CBIZ Inc (a)	1,390		10
			86

				Equifax Inc	2,442		60
Coal (0.21%)				H&R Block Inc	1,468		27
Consol Energy Inc	2,656		67	Heartland Payment Systems Inc	680		4
Peabody Energy Corp	1,287		32	Lender Processing Services Inc	489		15

			99	Mastercard Inc	855		143

Coatings & Paint (0.12%)				Moody's Corp	942		22
Sherwin-Williams Co/The	317		16	Morningstar Inc (a)	155		5
Valspar Corp	2,000		40	Western Union Co/The	7,109		89

			56	Wright Express Corp (a)	869		16

							465

Commercial Banks (1.49%)
Alpha Bank AE ADR	8,612		17	Computer Aided Design (0.06%)
Banco Latinoamericano de Exportaciones SA	1,180		11	ANSYS Inc (a)	440		11
Banco Santander SA ADR	7,053		49	Aspen Technology Inc (a)	1,060		8
Bancorpsouth Inc	1,103		23	Parametric Technology Corp (a)	1,210		12

Bank of Hawaii Corp	1,191		39				31

Bank of Nova Scotia	1,813		45	Computer Services (0.19%)
Bank of the Ozarks Inc	570		13	Accenture Ltd	1,512		42
BB&T Corp	6,166		104	Affiliated Computer Services Inc (a)	761		36
City Holding Co	446		12	Ciber Inc (a)	1,860		5
Commerce Bancshares Inc	1,222		44	Ness Technologies Inc (a)	1,460		4
Community Bank System Inc	590		10	Syntel Inc	220		5

Cullen/Frost Bankers Inc	1,047		49				92

First Financial Bancorp	510		5
FirstMerit Corp	1,130		21	Computer Software (0.02%)
				Double-Take Software Inc (a)	460		3
Green Bankshares Inc	381		3
				Omniture Inc (a)	582		8

Hang Seng Bank Ltd ADR	3,811		39
							11

IBERIABANK Corp	225		10
Intesa Sanpaolo SpA ADR	2,314		38	Computers (2.62%)
NBT Bancorp Inc	600		13	Apple Inc (a)	3,508		369

Schedule of Investments
Balanced Account
March 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Computers (continued)			Diagnostic Equipment (0.07%)
Dell Inc (a)	5,018 $	48	Gen-Probe Inc (a)	220 $		10
Hewlett-Packard Co	10,486	336	Immucor Inc (a)	990		25

IBM Corp	5,287	512				35

		1,265	Diagnostic Kits (0.02%)

Computers - Integrated Systems (0.18%)			Meridian Bioscience Inc	623		11
Brocade Communications Systems Inc (a)	5,210	18
Jack Henry & Associates Inc	520	8	Dialysis Centers (0.10%)
MTS Systems Corp	340	8	DaVita Inc (a)	513		23
NCR Corp (a)	6,109	49	Fresenius Medical Care AG & Co KGaA
			ADR	647		25

Super Micro Computer Inc (a)	680	3

						48

		86

			Disposable Medical Products (0.02%)
Computers - Memory Devices (0.04%)
			Merit Medical Systems Inc (a)	710		9
Data Domain Inc (a)	390	5
Western Digital Corp (a)	704	14	Distribution & Wholesale (0.05%)

		19	Beacon Roofing Supply Inc (a)	790		11

Consulting Services (0.09%)			Core-Mark Holding Co Inc (a)	220		4
FTI Consulting Inc (a)	192	10	FGX International Holdings Ltd (a)	470		5
Huron Consulting Group Inc (a)	339	14	United Stationers Inc (a)	210		6

Navigant Consulting Inc (a)	710	9				26

Watson Wyatt Worldwide Inc	200	10	Diversified Banking Institutions (1.97%)

		43	Bank of America Corp	13,297		91

Consumer Products - Miscellaneous (0.44%)			Barclays PLC ADR	2,494		21
Clorox Co	612	31	BNP Paribas ADR	890		18
Jarden Corp (a)	3,759	48	Goldman Sachs Group Inc/The	1,923		204
Kimberly-Clark Corp	2,738	126	HSBC Holdings PLC ADR	2,480		70
Tupperware Brands Corp	280	5	JP Morgan Chase & Co	14,125		375

		210	Mitsubishi UFJ Financial Group Inc ADR	4,180		21

Containers - Metal & Glass (0.24%)			Morgan Stanley	5,371		122
Ball Corp	702	30	Societe Generale ADR	2,000		16

Crown Holdings Inc (a)	2,717	62	UBS AG	1,500		14

Owens-Illinois Inc (a)	947	14				952

Silgan Holdings Inc	180	9	Diversified Manufacturing Operations (1.64%)

		115	3M Co	944		47

Containers - Paper & Plastic (0.16%)			AZZ Inc (a)	660		17
Pactiv Corp (a)	1,907	28	Brink's Co/The	130		3
Rock-Tenn Co	910	24	Dover Corp	3,446		91
Sealed Air Corp	1,804	25	EnPro Industries Inc (a)	800		14

		77	ESCO Technologies Inc (a)	220		9

			General Electric Co	37,289		377
Cosmetics & Toiletries (1.02%)			Honeywell International Inc	4,664		130
Chattem Inc (a)	384	21	ITT Corp	775		30
Colgate-Palmolive Co	1,129	67	Koppers Holdings Inc	857		12
Procter & Gamble Co	8,561	403	Siemens AG ADR	577		33

		491	Tomkins PLC ADR	4,392		30

Cruise Lines (0.03%)						793

Carnival Corp	603	13	Diversified Minerals (0.19%)
			Anglo American PLC ADR	3,823		33

Schedule of Investments
Balanced Account
March 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Diversified Minerals (continued)			Electronic Components - Semiconductors
BHP Billiton Ltd ADR	1,331 $	59	(continued)

		92	PMC - Sierra Inc (a)	1,540 $		10

			QLogic Corp (a)	5,270		59
Diversified Operations (0.01%)			Silicon Laboratories Inc (a)	320		8
Compass Diversified Holdings	640	6	Skyworks Solutions Inc (a)	2,770		22
			Texas Instruments Inc	2,839		47

E-Commerce - Services (0.04%)

Priceline.com Inc (a)	266	21				651

			Electronic Connectors (0.11%)
Electric - Integrated (1.92%)			Amphenol Corp	1,879		54
Avista Corp	1,390	19
CMS Energy Corp	9,791	116	Electronic Forms (0.16%)
Consolidated Edison Inc	3,169	126	Adobe Systems Inc (a)	3,525		75
Dominion Resources Inc/VA	148	5
DPL Inc	949	21	Electronic Measurement Instruments (0.02%)
Duke Energy Corp	736	11	Analogic Corp	230		7
E.ON AG ADR	1,127	31	Electronics - Military (0.05%)
Empire District Electric Co/The	170	2	L-3 Communications Holdings Inc	383		26
Exelon Corp	95	4
FPL Group Inc	185	9	Energy - Alternate Sources (0.01%)
IDACORP Inc	420	10	GT Solar International Inc (a)	780		5
International Power PLC ADR	863	26
Northeast Utilities	3,378	73	Engineering - Research & Development Services (0.33%)
NorthWestern Corp	550	12	Aecom Technology Corp (a)	833		22
NSTAR	2,433	78	EMCOR Group Inc (a)	1,096		19
PG&E Corp	3,654	140	Exponent Inc (a)	200		5
Portland General Electric Co	787	14	Fluor Corp	2,138		74
Public Service Enterprise Group Inc	3,981	117	Jacobs Engineering Group Inc (a)	686		26
RWE AG ADR	318	22	Shaw Group Inc/The (a)	551		15

Scottish & Southern Energy PLC ADR	982	16				161

Southern Co/The	1,878	57	Enterprise Software & Services (0.82%)
Westar Energy Inc	840	15	BMC Software Inc (a)	2,518		83

		924	Informatica Corp (a)	920		12

Electric Products - Miscellaneous (0.15%)			JDA Software Group Inc (a)	1,407		16
AMETEK Inc	1,289	40	Mantech International Corp (a)	80		4
Emerson Electric Co	572	17	Oracle Corp	11,691		211
GrafTech International Ltd (a)	2,470	15	SAP AG ADR	1,160		41

		72	Sybase Inc (a)	380		12

			SYNNEX Corp (a)	760		15

Electronic Components - Miscellaneous (0.05%)
						394

Benchmark Electronics Inc (a)	1,370	15
Rogers Corp (a)	390	8	Entertainment Software (0.02%)

		23	Take-Two Interactive Software Inc (a)	1,210		10

Electronic Components - Semiconductors (1.35%)			Environmental Consulting & Engineering (0.02%)
Altera Corp	3,785	66	Tetra Tech Inc (a)	480		10
Intel Corp	23,949	360
IXYS Corp	980	8	E-Services - Consulting (0.04%)
MEMC Electronic Materials Inc (a)	2,824	47	Websense Inc (a)	1,430		17
Microsemi Corp (a)	1,180	14
National Semiconductor Corp	945	10	Fiduciary Banks (0.34%)
			Bank of New York Mellon Corp/The	1,569		44

Schedule of Investments Balanced Account March 31, 2009 (unaudited)

	Shares	Value			Shares	Value
	Held	(000's)			Held	(000's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Fiduciary Banks (continued)				Food - Wholesale & Distribution (continued)
Northern Trust Corp	820 $		49	Spartan Stores Inc	669 $		10
State Street Corp	2,295		71	Sysco Corp	1,906		44

			164				69

Finance - Investment Banker & Broker (0.33%)				Footwear & Related Apparel (0.04%)
Interactive Brokers Group Inc (a)	730		12	Iconix Brand Group Inc (a)	1,200		11
Knight Capital Group Inc (a)	670		10	Steven Madden Ltd (a)	396		7

Nomura Holdings Inc ADR	2,123		11				18

Raymond James Financial Inc	5,003		98	Gas - Distribution (0.63%)
Stifel Financial Corp (a)	300		13	Atmos Energy Corp	937		22

SWS Group Inc	1,060		16	Northwest Natural Gas Co	500		22

			160	Sempra Energy	3,188		147

Finance - Leasing Company (0.03%)				South Jersey Industries Inc	411		14
Financial Federal Corp	587		12	UGI Corp	3,726		88
				WGL Holdings Inc	330		11

Finance - Other Services (0.03%)							304

ICAP PLC ADR	1,810		16
				Gold Mining (0.13%)
Food - Canned (0.15%)				Lihir Gold Ltd ADR (a)	1,300		29
Del Monte Foods Co	8,814		64	Newcrest Mining Ltd ADR	1,450		34

TreeHouse Foods Inc (a)	270		8				63

			72	Health Care Cost Containment (0.21%)

Food - Catering (0.15%)				McKesson Corp	2,858		100
Compass Group PLC ADR	10,519		48
Sodexo ADR	540		24	Hotels & Motels (0.12%)

			72	Choice Hotels International Inc	1,844		48

				Wyndham Worldwide Corp	2,902		12

Food - Dairy Products (0.08%)							60

Dean Foods Co (a)	2,178		39
				Human Resources (0.03%)
Food - Meat Products (0.03%)				Hewitt Associates Inc (a)	421		13
Hormel Foods Corp	478		15
				Import & Export (0.35%)
Food - Miscellaneous/Diversified (0.78%)				ITOCHU Corp ADR	726		36
American Italian Pasta Co (a)	230		8	Mitsubishi Corp ADR	1,513		40
ConAgra Foods Inc	1,482		25	Mitsui & Co Ltd ADR	196		39
Diamond Foods Inc	440		12	Sumitomo Corp ADR	5,833		51

HJ Heinz Co	3,599		119				166

Kraft Foods Inc	1,682		38	Independent Power Producer (0.01%)
Nestle SA ADR	3,107		104	Ormat Technologies Inc	140		4
Ralcorp Holdings Inc (a)	410		22
Unilever PLC ADR	2,480		47	Instruments - Controls (0.03%)

			375	Mettler-Toledo International Inc (a)	191		10

				Watts Water Technologies Inc	250		5

Food - Retail (0.35%)

Koninklijke Ahold NV ADR	3,600		39				15

Kroger Co/The	3,569		76	Instruments - Scientific (0.20%)
SUPERVALU Inc	3,916		56	FEI Co (a)	775		12

			171	Thermo Fisher Scientific Inc (a)	2,401		86

							98

Food - Wholesale & Distribution (0.14%)
Fresh Del Monte Produce Inc (a)	940		15

Schedule of Investments
Balanced Account
March 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Insurance Brokers (0.14%)			Life & Health Insurance (continued)
Aon Corp	1,615 $	66	Torchmark Corp	3,631 $		95
			Unum Group	7,525		94

Internet Application Software (0.04%)						295

eResearchTechnology Inc (a)	1,520	8
S1 Corp (a)	2,070	11	Machinery - Construction & Mining (0.10%)

		19	Astec Industries Inc (a)	340		9

			Bucyrus International Inc	790		12
Internet Brokers (0.04%)			Joy Global Inc	1,209		26

Thinkorswim Group Inc (a)	1,960	17				47

Internet Infrastructure Equipment (0.03%)			Machinery - Farm (0.03%)
Avocent Corp (a)	1,170	14	AGCO Corp (a)	820		16

Internet Infrastructure Software (0.15%)			Machinery - General Industry (0.14%)
AsiaInfo Holdings Inc (a)	360	6	Chart Industries Inc (a)	1,690		14
F5 Networks Inc (a)	2,663	56	Gardner Denver Inc (a)	559		12
TIBCO Software Inc (a)	2,130	12	Middleby Corp (a)	432		14

		74	Robbins & Myers Inc	731		11

			Wabtec Corp	730		19

Internet Security (0.31%)
						70

Blue Coat Systems Inc (a)	460	6
McAfee Inc (a)	146	5	Machinery - Pumps (0.26%)
Symantec Corp (a)	9,391	140	Flowserve Corp	2,267		127

		151

			Medical - Biomedical/Gene (1.63%)
Internet Telephony (0.03%)			Acorda Therapeutics Inc (a)	190		4
j2 Global Communications Inc (a)	720	16	Amgen Inc (a)	4,899		243
			Arqule Inc (a)	890		4
Intimate Apparel (0.03%)
			Biogen Idec Inc (a)	954		50
Warnaco Group Inc/The (a)	514	12
			Bio-Rad Laboratories Inc (a)	150		10
Investment Companies (0.03%)			Celera Corp (a)	1,860		14
Ares Capital Corp	1,598	8	Cubist Pharmaceuticals Inc (a)	823		13
Hercules Technology Growth Capital Inc	1,083	5	Genzyme Corp (a)	2,125		126
Prospect Capital Corp	405	4	Gilead Sciences Inc (a)	5,142		238

		17	Human Genome Sciences Inc (a)	3,490		3

			Incyte Corp (a)	3,050		7
Investment Management & Advisory Services (0.20%)			Life Technologies Corp (a)	1,054		34
Ameriprise Financial Inc	3,158	65
			Maxygen Inc (a)	350		2
Federated Investors Inc	875	19
			Myriad Genetics Inc (a)	520		24
Invesco Ltd	809	11

			Seattle Genetics Inc (a)	780		8
		95	United Therapeutics Corp (a)	130		9

Lasers - Systems & Components (0.02%)						789

Coherent Inc (a)	260	5
			Medical - Drugs (3.42%)
Rofin-Sinar Technologies Inc (a)	340	5

			Abbott Laboratories	7,391		353
		10	Array Biopharma Inc (a)	1,140		3

Life & Health Insurance (0.61%)			AstraZeneca PLC ADR	1,326		47
Aflac Inc	1,707	33	Bristol-Myers Squibb Co	10,602		232
Delphi Financial Group Inc	415	6	Eli Lilly & Co	6,192		207
Prudential Financial Inc	1,577	30	Forest Laboratories Inc (a)	3,111		68
Prudential PLC ADR	3,149	31	GlaxoSmithKline PLC ADR	1,284		40
StanCorp Financial Group Inc	270	6	King Pharmaceuticals Inc (a)	2,675		19

Schedule of Investments
Balanced Account
March 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical - Drugs (continued)			Medical Products (1.87%)
Merck & Co Inc/NJ	3,484 $	93	American Medical Systems Holdings Inc (a)	910 $		10
Novartis AG ADR	1,591	60	Baxter International Inc	2,965		152
Novo Nordisk A/S ADR	823	40	Becton Dickinson and Co	1,756		118
Orexigen Therapeutics Inc (a)	1,370	4	Cantel Medical Corp (a)	720		9
Pfizer Inc	16,246	221	Covidien Ltd	3,190		106
PharMerica Corp (a)	620	10	Cyberonics Inc (a)	216		3
Progenics Pharmaceuticals Inc (a)	720	5	Johnson & Johnson	9,309		490
Roche Holding AG ADR	2,014	69	Zoll Medical Corp (a)	1,008		14

Schering-Plough Corp	770	18				902

Shire PLC ADR	936	34	Metal - Copper (0.12%)
Wyeth	2,851	123	Freeport-McMoRan Copper & Gold Inc	1,503		57
XenoPort Inc (a)	330	6

		1,652	Metal - Diversified (0.07%)

Medical - Generic Drugs (0.02%)			Rio Tinto PLC ADR	264		35
Perrigo Co	450	11
			Metal - Iron (0.04%)
Watson Pharmaceuticals Inc (a)	10	-

			Cliffs Natural Resources Inc	974		18
		11

Medical - HMO (0.14%)			Metal Processors & Fabrication (0.05%)
CIGNA Corp	3,672	64	Dynamic Materials Corp	900		8
WellPoint Inc (a)	102	4	Precision Castparts Corp	216		13

		68	RBC Bearings Inc (a)	250		4

						25

Medical - Hospitals (0.02%)
Universal Health Services Inc	270	10	Motion Pictures & Services (0.08%)
			DreamWorks Animation SKG Inc (a)	1,748		38
Medical - Nursing Homes (0.03%)
Ensign Group Inc/The	576	9	Multi-Line Insurance (0.42%)
Skilled Healthcare Group Inc (a)	730	6	Allstate Corp/The	1,438		27

		15	American Financial Group Inc/OH	1,041		17

			AXA SA ADR	1,916		23
Medical - Outpatient & Home Medical Care (0.05%)
Amedisys Inc (a)	424	12	Horace Mann Educators Corp	330		3
Gentiva Health Services Inc (a)	370	6	MetLife Inc	4,309		98

LHC Group Inc (a)	340	7	Zurich Financial Services AG ADR	2,108		33

		25				201

Medical - Wholesale Drug Distribution (0.05%)			Multimedia (0.24%)
AmerisourceBergen Corp	790	26	Factset Research Systems Inc	691		34
			Time Warner Inc	1,257		24
Medical Instruments (0.46%)			Walt Disney Co/The	2,068		38
Conmed Corp (a)	690	10	WPP PLC ADR	751		21

Genomic Health Inc (a)	460	11				117

Kensey Nash Corp (a)	520	11	Networking Products (0.90%)
Medtronic Inc	1,598	47	3Com Corp (a)	6,300		20
St Jude Medical Inc (a)	3,454	126	Cisco Systems Inc (a)	23,545		395
Symmetry Medical Inc (a)	490	3	Polycom Inc (a)	1,190		18

Techne Corp	282	15				433

		223

			Non-Hazardous Waste Disposal (0.02%)
Medical Laboratory & Testing Service (0.03%)			Waste Connections Inc (a)	380		10
ICON PLC ADR (a)	880	14

Schedule of Investments
Balanced Account
March 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Non-Hazardous Waste Disposal (continued)			Oil Company - Integrated (continued)
Waste Services Inc (a)	271 $	1	Royal Dutch Shell PLC ADR	795 $	35

		11	Total SA ADR	965	47

Office Automation & Equipment (0.06%)					2,116

Pitney Bowes Inc	519	12	Oil Field Machinery & Equipment (0.42%)
Ricoh Co Ltd ADR	323	19	Cameron International Corp (a)	3,420	75

		31	Dresser-Rand Group Inc (a)	2,571	57

Oil - Field Services (0.35%)			FMC Technologies Inc (a)	2,213	69

Hornbeck Offshore Services Inc (a)	320	5			201

Matrix Service Co (a)	519	4	Oil Refining & Marketing (0.21%)
Oceaneering International Inc (a)	551	20	Tesoro Corp	4,566	61
Oil States International Inc (a)	310	4	Valero Energy Corp	2,173	39

Schlumberger Ltd	1,600	65			100

SEACOR Holdings Inc (a)	193	11	Pharmacy Services (0.55%)
Superior Energy Services Inc (a)	3,473	45	Catalyst Health Solutions Inc (a)	840	17
Willbros Group Inc (a)	1,400	14	Express Scripts Inc (a)	2,661	123

		168	Medco Health Solutions Inc (a)	1,769	73

Oil & Gas Drilling (0.26%)			Omnicare Inc	2,125	52

Diamond Offshore Drilling Inc	711	45			265

ENSCO International Inc	681	18	Photo Equipment & Supplies (0.03%)
Noble Corp	1,471	35	Olympus Corp ADR	959	16
Pride International Inc (a)	1,432	26

		124	Physical Therapy & Rehabilitation Centers (0.02%)

Oil Company - Exploration & Production (1.30%)			Psychiatric Solutions Inc (a)	400	6
Apache Corp	50	3	RehabCare Group Inc (a)	290	5

Arena Resources Inc (a)	380	10			11

Comstock Resources Inc (a)	370	11	Pipelines (0.21%)
Concho Resources Inc/Midland TX (a)	330	9	El Paso Corp	16,579	104
Devon Energy Corp	148	7
Encore Acquisition Co (a)	750	18	Private Corrections (0.02%)
EXCO Resources Inc (a)	1,090	11	Cornell Cos Inc (a)	714	12
Mariner Energy Inc (a)	960	7
Noble Energy Inc	1,560	84	Property & Casualty Insurance (0.68%)
			American Physicians Capital Inc	417	17
Occidental Petroleum Corp	2,899	161
			Amerisafe Inc (a)	410	6
Rosetta Resources Inc (a)	1,241	6
			Amtrust Financial Services Inc	966	9
Southwestern Energy Co (a)	4,874	145
			Chubb Corp	2,024	86
Talisman Energy Inc	3,753	39
			CNA Surety Corp (a)	410	8
XTO Energy Inc	3,825	117

			Tokio Marine Holdings Inc ADR	1,671	41
		628

			Tower Group Inc	350	9
Oil Company - Integrated (4.39%)			Travelers Cos Inc/The	3,719	151

BG Group PLC ADR	846	64			327

BP PLC ADR	1,403	56
Chevron Corp	8,679	584	Publicly Traded Investment Fund (0.35%)
			iShares Russell 1000 Growth Index Fund	3,469	122
ConocoPhillips	3,041	119
			iShares Russell 1000 Value Index Fund	1,138	46

ENI SpA ADR	1,356	52
Exxon Mobil Corp	16,373	1,115			168

Marathon Oil Corp	102	3	Publishing - Books (0.06%)
Royal Dutch Shell PLC - B shares ADR	934	41	Reed Elsevier NV ADR	1,429	31

Schedule of Investments
Balanced Account
March 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Quarrying (0.03%)			REITS - Regional Malls (0.08%)
Compass Minerals International Inc	270 $	15	Macerich Co/The	910 $		5
			Simon Property Group Inc	486		17
Real Estate Operator & Developer (0.13%)			Taubman Centers Inc	991		17

Brookfield Asset Management Inc	3,143	43				39

Sun Hung Kai Properties Ltd ADR	2,000	18

		61	REITS - Shopping Centers (0.08%)

			Federal Realty Investment Trust	396		18
Regional Banks (0.74%)			Inland Real Estate Corp	1,150		8
Capital One Financial Corp	921	11	Ramco-Gershenson Properties Trust	870		6
PNC Financial Services Group Inc	922	27	Saul Centers Inc	140		3
US Bancorp	3,566	52	Urstadt Biddle Properties Inc	350		5

Wells Fargo & Co	18,803	268				40

		358

			Rental - Auto & Equipment (0.04%)
Reinsurance (0.32%)			Aaron Rents Inc	310		8
Allied World Assurance Co Holdings Ltd	188	7	Rent-A-Center Inc/TX (a)	490		10

Aspen Insurance Holdings Ltd	1,280	29				18

Everest Re Group Ltd	335	24
Hannover Rueckversicherung AG ADR	1,600	25	Research & Development (0.03%)
IPC Holdings Ltd	860	23	Parexel International Corp (a)	1,240		12
Max Capital Group Ltd	210	3	Retail - Apparel & Shoe (0.30%)
Platinum Underwriters Holdings Ltd	630	18	Childrens Place Retail Stores Inc/The (a)	290		6
Reinsurance Group of America Inc	246	8	Dress Barn Inc (a)	1,120		14
Transatlantic Holdings Inc	190	7	Genesco Inc (a)	730		14
Validus Holdings Ltd	330	8	Ltd Brands Inc	2,610		23

		152	Ross Stores Inc	2,050		73

REITS - Apartments (0.01%)			Wet Seal Inc/The (a)	4,237		14

Essex Property Trust Inc	60	3				144

REITS - Diversified (0.14%)			Retail - Appliances (0.02%)
Digital Realty Trust Inc	1,707	57	hhgregg Inc (a)	510		7
Entertainment Properties Trust	640	10	Retail - Auto Parts (0.09%)

		67	AutoZone Inc (a)	253		41

REITS - Healthcare (0.03%)
Senior Housing Properties Trust	1,124	16	Retail - Automobile (0.01%)
			America's Car-Mart Inc (a)	530		7
REITS - Hotels (0.01%)
LaSalle Hotel Properties	510	3	Retail - Building Products (0.65%)
			Home Depot Inc	8,954		211
REITS - Mortgage (0.18%)			Lowe's Cos Inc	5,381		98
Annaly Capital Management Inc	3,235	45	Lumber Liquidators Inc (a)	270		4

Capstead Mortgage Corp	320	3				313

Chimera Investment Corp	4,047	14	Retail - Computer Equipment (0.04%)
MFA Mortgage Investments Inc	4,400	26	GameStop Corp (a)	716		20

		88

REITS - Office Property (0.09%)			Retail - Consumer Electronics (0.16%)
Alexandria Real Estate Equities Inc	554	20	Best Buy Co Inc	2,050		78
Boston Properties Inc	593	21
			Retail - Discount (1.27%)
Kilroy Realty Corp	200	3

			99 Cents Only Stores (a)	1,260		12
		44

			Big Lots Inc (a)	3,925		81

Schedule of Investments
Balanced Account
March 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Retail - Discount (continued)			Schools (continued)
BJ's Wholesale Club Inc (a)	1,798 $	57	Strayer Education Inc	25 $		4

Dollar Tree Inc (a)	878	39				169

Family Dollar Stores Inc	290	10	Semiconductor Component - Integrated Circuits (0.10%)
Wal-Mart Stores Inc	7,905	412	Emulex Corp (a)	1,810		9

		611	Hittite Microwave Corp (a)	360		12

Retail - Drug Store (0.06%)			Integrated Device Technology Inc (a)	2,460		11
CVS Caremark Corp	1,018	28	Linear Technology Corp	744		17
			Pericom Semiconductor Corp (a)	270		2

Retail - Fabric Store (0.03%)						51

Jo-Ann Stores Inc (a)	850	14
			Semiconductor Equipment (0.03%)
Retail - Jewelry (0.03%)			Entegris Inc (a)	3,480		3
Signet Jewelers Ltd	1,368	16	MKS Instruments Inc (a)	220		3
			Ultratech Inc (a)	520		7

Retail - Office Supplies (0.06%)						13

Staples Inc	1,700	31
			Soap & Cleaning Products (0.07%)
Retail - Pawn Shops (0.01%)			Church & Dwight Co Inc	630		33
Cash America International Inc	170	3
			Steel - Producers (0.23%)
Retail - Restaurants (0.87%)			AK Steel Holding Corp	1,406		10
CKE Restaurants Inc	1,061	9	ArcelorMittal	1,282		26

Darden Restaurants Inc	838	29	Nucor Corp	1,913		73

Einstein Noah Restaurant Group Inc (a)	780	4				109

Jack in the Box Inc (a)	770	18	Steel - Specialty (0.03%)
McDonald's Corp	5,857	320	Citic Pacific Ltd ADR	2,214		13
Panera Bread Co (a)	96	5
Yum! Brands Inc	1,283	35	Telecommunication Equipment (0.06%)

		420	Anaren Inc (a)	320		4

			Comtech Telecommunications Corp (a)	294		7
Retail - Sporting Goods (0.03%)			Harris Corp	641		19
Hibbett Sports Inc (a)	779	15	Nortel Networks Corp (a)	824		-

Savings & Loans - Thrifts (0.17%)						30

Astoria Financial Corp	540	5	Telecommunication Equipment - Fiber Optics (0.02%)
Dime Community Bancshares	500	5	Harmonic Inc (a)	1,610		10
ESSA Bancorp Inc	440	6
Flushing Financial Corp	560	3	Telecommunication Services (0.37%)
Hudson City Bancorp Inc	1,712	20	Consolidated Communications Holdings Inc	940		10
New York Community Bancorp Inc	2,062	23	Embarq Corp	3,425		129
OceanFirst Financial Corp	450	5	MasTec Inc (a)	880		11
Provident Financial Services Inc	590	6	NTELOS Holdings Corp	560		10
United Financial Bancorp Inc	480	6	Premiere Global Services Inc (a)	2,000		18

WSFS Financial Corp	200	5				178

		84	Telephone - Integrated (1.97%)

Schools (0.35%)			AT&T Inc	16,700		421
Apollo Group Inc (a)	1,194	94	CenturyTel Inc	937		26
Capella Education Co (a)	110	6	Deutsche Telekom AG ADR	2,900		36
DeVry Inc	364	18	France Telecom SA ADR	1,171		27
Grand Canyon Education Inc (a)	780	13	Frontier Communications Corp	7,350		53
ITT Educational Services Inc (a)	283	34	Koninklijke KPN NV ADR	3,943		52

Schedule of Investments
Balanced Account
March 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Telephone - Integrated (continued)			Transport - Rail (continued)
Nippon Telegraph & Telephone Corp ADR	2,236 $	43	Union Pacific Corp	3,628 $	149

Telefonica SA ADR	880	52			359

Verizon Communications Inc	7,318	221	Transport - Services (0.10%)
Windstream Corp	2,609	21	HUB Group Inc (a)	670	11

		952	United Parcel Service Inc	782	39

Theaters (0.01%)					50

National CineMedia Inc	390	5	Web Portals (0.51%)
			Google Inc (a)	592	206
Therapeutics (0.09%)
Allos Therapeutics Inc (a)	1,210	7	Sohu.com Inc (a)	921	38

BioMarin Pharmaceutical Inc (a)	740	9			244

CV Therapeutics Inc (a)	290	6	Wireless Equipment (0.64%)
Isis Pharmaceuticals Inc (a)	770	12	American Tower Corp (a)	1,980	60
Vivus Inc (a)	1,900	8	Qualcomm Inc	5,661	220

		42	Telefonaktiebolaget LM Ericsson ADR	3,300	27

					307

Tobacco (1.50%)
Alliance One International Inc (a)	1,540	6	Wound, Burn & Skin Care (0.01%)
Altria Group Inc	13,155	210	Obagi Medical Products Inc (a)	660	4
British American Tobacco PLC ADR	1,174	54
Imperial Tobacco Group PLC ADR	1,020	46	X-Ray Equipment (0.02%)
Lorillard Inc	793	49	Hologic Inc (a)	860	11

Philip Morris International Inc	7,766	276	TOTAL COMMON STOCKS	$ 30,058

Reynolds American Inc	2,253	81		Principal

		722		Amount	Value

				(000's)	(000's)

Tools - Hand Held (0.14%)
Snap-On Inc	1,587	40	BONDS (24.67%)
Stanley Works/The	911	26	Aerospace & Defense Equipment (0.09%)

			GenCorp Inc

		66	9.50%, 8/15/2013	$ 60	43

Toys (0.25%)
Hasbro Inc	1,466	37	Airlines (0.15%)
Jakks Pacific Inc (a)	1,294	16	American Airlines Pass Through Trust 2001-02
Marvel Entertainment Inc (a)	580	15	7.86%, 10/ 1/2011	5	4
Nintendo Co Ltd ADR	1,428	52	Delta Air Lines Inc

			7.11%, 9/18/2011 (b)	50	41

		120	6.72%, 1/ 2/2023 (c)	24	16

Transactional Software (0.03%)			Southwest Airlines Co 2007-1 Pass Through
Solera Holdings Inc (a)	500	12	Trust
			6.15%, 8/ 1/2022	14	13

Transport - Marine (0.05%)					74

Eagle Bulk Shipping Inc	400	2	Apparel Manufacturers (0.00%)
TBS International Ltd (a)	700	5	Rafaella Apparel Group Inc
Tidewater Inc	444	16	11.25%, 6/15/2011	15	2

		23

Transport - Rail (0.75%)			Asset Backed Securities (3.25%)
			Ameriquest Mortgage Securities Inc
Burlington Northern Santa Fe Corp	712	43	0.82%, 3/25/2035 (d)	13	9
CSX Corp	1,090	28	Carrington Mortgage Loan Trust
MTR Corp ADR	1,229	29	0.80%, 12/25/2035 (d)	275	235
Norfolk Southern Corp	3,259	110	Citigroup Mortgage Loan Trust Inc
			0.67%, 3/25/2037 (d)	150	103

Schedule of Investments
Balanced Account
March 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Asset Backed Securities (continued)			Beverages - Wine & Spirits (0.08%)
Countrywide Asset-Backed Certificates			Constellation Brands Inc
1.59%, 1/25/2034 (d)	$ 148 $	89	8.38%, 12/15/2014	$ 40 $		40
0.81%, 2/25/2036 (d)	93	83
0.77%, 3/25/2036 (b)(d)	174	138	Brewery (0.03%)
0.69%, 6/25/2037 (d)	150	40	Anheuser-Busch InBev Worldwide Inc
Countrywide Home Equity Loan Trust			7.75%, 1/15/2019 (e)	15		15
0.76%, 5/15/2036 (d)	88	15
			Building - Residential & Commercial (0.02%)
First Franklin Mortgage Loan Asset Backed
Certificates			DR Horton Inc
0.79%, 9/25/2035 (d)	54	52	6.00%, 4/15/2011	5		5
0.76%, 11/25/2035 (d)	226	194	M/I Homes Inc

First Horizon Asset Backed Trust			6.88%, 4/ 1/2012	10		5

0.65%, 10/25/2026 (d)	140	61				10

First-Citizens Home Equity Loan LLC			Building & Construction Products -
0.77%, 9/15/2022 (d)(e)	47	26	Miscellaneous (0.01%)
Great America Leasing Receivables			Ply Gem Industries Inc
5.39%, 9/15/2011 (e)	30	30	11.75%, 6/15/2013	5		2
JP Morgan Mortgage Acquisition Corp
0.69%, 4/25/2036 (d)	200	129	Building Products - Cement & Aggregate (0.19%)
5.45%, 11/25/2036	120	94	CRH America Inc
0.67%, 3/25/2037 (d)	75	40	6.40%, 10/15/2033	10		6
			Martin Marietta Materials Inc
Long Beach Mortgage Loan Trust			1.32%, 4/30/2010 (d)	90		84

1.05%, 6/25/2034 (d)	30	15

0.63%, 10/25/2036 (d)	275	137				90

0.69%, 12/25/2036 (d)	175	40	Building Products - Wood (0.50%)
Marriott Vacation Club Owner Trust			Masco Corp
5.52%, 5/20/2029 (d)(e)	29	23	1.63%, 3/12/2010 (d)	265		240
MSDWCC Heloc Trust
0.71%, 7/25/2017 (d)	24	13	Cable/Satellite TV (0.39%)

		1,566	Charter Communications Operating LLC /

			Charter Communications Operating Capital
Auto - Car & Light Trucks (0.00%)			8.38%, 4/30/2014 (e)	20		18
General Motors Corp			10.88%, 9/15/2014 (e)	10		10
7.40%, 9/ 1/2025	5	1	COX Communications Inc
8.38%, 7/15/2033	10	1	6.75%, 3/15/2011	50		50

		2	5.50%, 10/ 1/2015	10		9

Auto/Truck Parts & Equipment - Original (0.02%)			8.38%, 3/ 1/2039 (e)	15		14
Tenneco Inc			CSC Holdings Inc/United States
10.25%, 7/15/2013	21	11	7.88%, 2/15/2018	5		4
			8.63%, 2/15/2019 (e)	10		10
Automobile Sequential (0.40%)			DirecTV Holdings LLC/DirecTV Financing Co
Capital Auto Receivables Asset Trust			8.38%, 3/15/2013	15		15
0.93%, 6/15/2010 (d)	25	25	DISH DBS Corp
5.52%, 3/15/2011 (d)	60	45	6.63%, 10/ 1/2014	35		31
Ford Credit Auto Owner Trust			Kabel Deutschland GmbH
5.30%, 6/15/2012	60	51	10.63%, 7/ 1/2014	15		15
5.60%, 10/15/2012	20	15	Rainbow National Services LLC
WFS Financial Owner Trust			10.38%, 9/ 1/2014 (e)	5		5
4.50%, 5/17/2013	55	54	Time Warner Cable Inc

		190	8.25%, 4/ 1/2019	5		5

						186

Schedule of Investments
Balanced Account
March 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount		Value
	(000's)	(000's)		(000's)		(000's)

BONDS (continued)			BONDS (continued)
Casino Hotels (0.05%)			Computer Services (0.02%)
Harrah's Operating Co Inc			Sungard Data Systems Inc
5.50%, 7/ 1/2010	$ 15 $	6	9.13%, 8/15/2013	$ 10 $			9
10.75%, 2/ 1/2016	12	2
10.00%, 12/15/2018 (e)	2	1	Computers - Integrated Systems (0.04%)
MGM Mirage			NCR Corp
8.50%, 9/15/2010	15	6	7.13%, 6/15/2009		20		20
Wynn Las Vegas LLC / Wynn Las Vegas
Capital Corp			Computers - Memory Devices (0.01%)
6.63%, 12/ 1/2014	11	8	Seagate Technology HDD Holdings

		23	6.80%, 10/ 1/2016		10		6

Casino Services (0.00%)			Consumer Products - Miscellaneous (0.01%)
Snoqualmie Entertainment Authority			Yankee Acquisition Corp/MA
9.13%, 2/ 1/2015 (e)	5	1	8.50%, 2/15/2015		10		6

Cellular Telecommunications (0.67%)			Cruise Lines (0.01%)
America Movil SA de CV			Royal Caribbean Cruises Ltd
5.50%, 3/ 1/2014	5	5	6.88%, 12/ 1/2013		10		5
Cricket Communications Inc
9.38%, 11/ 1/2014	15	14	Data Processing & Management (0.02%)
iPCS Inc			First Data Corp
3.30%, 5/ 1/2013 (d)	5	4	9.88%, 9/24/2015		20		12
MetroPCS Wireless Inc
9.25%, 11/ 1/2014	5	5	Diversified Banking Institutions (0.33%)
9.25%, 11/ 1/2014 (e)	5	5	Bank of America Corp
Nextel Communications Inc			3.13%, 6/15/2012		50		52
7.38%, 8/ 1/2015	60	32	5.38%, 9/11/2012		15		14
Rogers Wireless Inc			Citigroup Inc
8.00%, 12/15/2012	35	35	5.00%, 9/15/2014		35		23
6.38%, 3/ 1/2014	80	81	5.50%, 2/15/2017		15		10
Verizon Wireless Capital LLC			5.88%, 2/22/2033		5		3
5.55%, 2/ 1/2014 (e)	15	15	GMAC LLC
Vodafone Group PLC			7.75%, 1/19/2010 (e)		5		4
1.66%, 6/15/2011 (d)	45	42	6.00%, 12/15/2011 (e)		9		6
1.54%, 2/27/2012 (d)	75	69	6.63%, 5/15/2012 (e)		12		8
5.63%, 2/27/2017	15	15	Goldman Sachs Group Inc/The

		322	7.50%, 2/15/2019		12		12

Coal (0.01%)			6.75%, 10/ 1/2037		5		3
Peabody Energy Corp			Morgan Stanley

6.88%, 3/15/2013	5	5	7.25%, 4/ 1/2032		25		22

							157

Commercial Banks (0.28%)			Diversified Financial Services (0.36%)
ANZ National International Ltd			Capmark Financial Group Inc
3.25%, 4/ 2/2012 (c)(e)(f)	5	5	3.39%, 5/10/2010 (d)		75		20
Commonwealth Bank of Australia			General Electric Capital Corp
6.02%, 3/15/2036 (e)	40	18	2.20%, 6/ 8/2012		80		81
Nordea Bank Sweden AB			4.80%, 5/ 1/2013		35		33
8.95%, 11/29/2049 (e)	250	112	5.63%, 9/15/2017		5		4

		135	6.38%, 11/15/2067 (d)		75		36

Commercial Services (0.02%)							174

Iron Mountain Inc
8.00%, 6/15/2020	10	9

Schedule of Investments
Balanced Account
March 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Diversified Manufacturing Operations (0.07%)			Electric - Integrated (continued)
Illinois Tool Works Inc			Pacific Gas & Electric Co
5.15%, 4/ 1/2014 (e)	$ 15 $	15	6.25%, 3/ 1/2039	$ 10 $		10
6.25%, 4/ 1/2019 (e)	20	20	South Carolina Electric & Gas Co

		35	6.05%, 1/15/2038	5		5

			Southern California Edison Co
Diversified Minerals (0.01%)			4.15%, 9/15/2014	25		25
BHP Billiton Finance USA Ltd			Texas Competitive Electric Holdings Co LLC
5.50%, 4/ 1/2014	5	5	10.25%, 11/ 1/2015	45		22
			Union Electric Co
Diversified Operations (0.06%)			4.65%, 10/ 1/2013	35		33

Leucadia National Corp

7.13%, 3/15/2017	10	7				304

Susser Holdings LLC / Susser Finance Corp			Electronic Components - Miscellaneous (0.02%)
10.63%, 12/15/2013	25	24	NXP BV/NXP Funding LLC

		31	3.84%, 10/15/2013 (d)	65		11

Diversified Operations & Commercial Services (0.02%)			Electronics - Military (0.13%)
Aramark Corp			L-3 Communications Corp
8.50%, 2/ 1/2015	10	9	5.88%, 1/15/2015	65		60

Electric - Generation (0.42%)			Finance - Auto Loans (0.08%)
AES Corp/The			Ford Motor Credit Co LLC
9.75%, 4/15/2016 (e)(f)	5	5	2.66%, 1/15/2010 (d)	20		16
Edison Mission Energy			7.88%, 6/15/2010	25		21

7.20%, 5/15/2019	10	7
						37

Elwood Energy LLC
8.16%, 7/ 5/2026	27	21	Finance - Commercial (0.36%)
Indiantown Cogeneration LP			Caterpillar Financial Services Corp
9.26%, 12/15/2010	31	29	6.13%, 2/17/2014	35		34
Korea East-West Power Co Ltd			CIT Group Inc
4.88%, 4/21/2011 (e)	20	20	1.40%, 4/27/2011 (d)	100		67
Midwest Generation LLC			Textron Financial Corp
8.56%, 1/ 2/2016	8	8	1.38%, 2/25/2011 (d)	100		65
Reliant Energy Mid-Atlantic Power Holdings			6.00%, 2/15/2067 (d)(e)	30		5

LLC						171

9.24%, 7/ 2/2017	21	20
System Energy Resources Inc			Finance - Consumer Loans (0.53%)
6.20%, 10/ 1/2012	100	94	HSBC Finance Corp

		204	1.52%, 11/16/2009 (d)	75		72

			4.13%, 11/16/2009	75		74
Electric - Integrated (0.63%)			7.00%, 5/15/2012	65		52
Arizona Public Service Co			SLM Corp
5.80%, 6/30/2014	45	41	1.32%, 7/26/2010 (d)	75		53
Baltimore Gas & Electric Co			4.50%, 7/26/2010	5		4

5.90%, 10/ 1/2016	25	22

Duke Energy Carolinas LLC						255

7.00%, 11/15/2018	25	29	Finance - Credit Card (0.27%)
Florida Power & Light Co			Capital One Bank USA NA
5.96%, 4/ 1/2039	10	10	5.00%, 6/15/2009	75		75
Jersey Central Power & Light Co			6.50%, 6/13/2013	60		53

7.35%, 2/ 1/2019	30	31				128

Mirant Americas Generation LLC
8.30%, 5/ 1/2011	10	10	Finance - Investment Banker & Broker (0.12%)
NorthWestern Corp			Bear Stearns Cos LLC/The
5.88%, 11/ 1/2014	65	66	5.30%, 10/30/2015	15		14

Schedule of Investments
Balanced Account
March 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount		Value
	(000's)	(000's)		(000's)		(000's)

BONDS (continued)			BONDS (continued)
Finance - Investment Banker & Broker			Home Equity - Sequential (0.07%)
(continued)			Countrywide Asset-Backed Certificates
JP Morgan Chase Capital XXII			5.39%, 4/25/2036	$ 67 $			19
6.45%, 2/ 2/2037	$ 20 $	13	5.51%, 8/25/2036		61		17

Merrill Lynch & Co Inc							36

6.05%, 8/15/2012	12	10
6.88%, 4/25/2018	25	19	Independent Power Producer (0.05%)

		56	NRG Energy Inc

			7.25%, 2/ 1/2014		25		24
Finance - Other Services (0.06%)
BP Capital Markets PLC			Investment Companies (0.10%)
3.13%, 3/10/2012	30	30	Xstrata Finance Dubai Ltd
			1.58%, 11/13/2009 (d)(e)		50		49
Food - Miscellaneous/Diversified (0.09%)
Corn Products International Inc			Life & Health Insurance (0.13%)
8.45%, 8/15/2009	45	46	Lincoln National Corp
			5.65%, 8/27/2012		20		9
Food - Retail (0.02%)			Prudential Financial Inc
Ingles Markets Inc			5.80%, 6/15/2012		15		12
8.88%, 12/ 1/2011	10	10	StanCorp Financial Group Inc
			6.88%, 10/ 1/2012		25		22
Gas - Distribution (0.14%)			Unum Group
National Fuel Gas Co			5.86%, 5/15/2009		20		20

5.25%, 3/ 1/2013	30	29
							63

Sempra Energy
4.75%, 5/15/2009	40	40	Medical - Drugs (0.13%)

		69	Axcan Intermediate Holdings Inc

			9.25%, 3/ 1/2015		15		14
Gold Mining (0.02%)			Elan Finance PLC/Elan Finance Corp
Barrick Gold Corp			7.75%, 11/15/2011		15		13
6.95%, 4/ 1/2019	10	10
			Schering-Plough Corp
			5.55%, 12/ 1/2013 (d)		35		37

Home Equity - Other (1.07%)

Bear Stearns Asset Backed Securities Trust							64

0.68%, 8/25/2036 (d)	200	91	Medical - HMO (0.03%)
Countrywide Asset-Backed Certificates			Health Net Inc
6.09%, 6/25/2021 (d)	75	16	6.38%, 6/ 1/2017		15		10
GMAC Mortgage Corp Loan Trust			UnitedHealth Group Inc
5.75%, 10/25/2036	90	48	4.88%, 2/15/2013		5		5

5.81%, 10/25/2036	35	14					15

GSAA Trust			Medical - Hospitals (0.15%)
0.66%, 4/25/2047 (b)(d)	132	19
			Community Health Systems Inc
Option One Mortgage Loan Trust			8.88%, 7/15/2015		20		19
1.57%, 5/25/2034 (d)	76	44
			HCA Inc
0.62%, 7/25/2036 (d)	171	123	9.25%, 11/15/2016		60		55

Specialty Underwriting & Residential Finance							74

1.03%, 2/25/2035 (d)	46	18
0.75%, 3/25/2036 (d)	8	7	Medical - Outpatient & Home Medical Care (0.04%)
WAMU Asset-Backed Certificates			Select Medical Corp
0.69%, 5/25/2037 (d)	85	50	7.63%, 2/ 1/2015		30		19
Wells Fargo Home Equity Trust
1.02%, 4/25/2034 (d)	39	19	Medical - Wholesale Drug Distribution (0.08%)
0.81%, 10/25/2035 (d)(e)	102	69	AmerisourceBergen Corp

		518	5.63%, 9/15/2012		40		40

Schedule of Investments
Balanced Account
March 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Medical Instruments (0.07%)			Mortgage Backed Securities (continued)
Boston Scientific Corp			Commercial Mortgage Pass Through
4.25%, 1/12/2011	$ 35 $	33	Certificates (continued)
			5.82%, 12/10/2049 (d)	$ 25 $		18
Medical Laboratory & Testing Service (0.07%)			5.82%, 12/10/2049 (d)	100		13
Quest Diagnostics Inc			Countrywide Alternative Loan Trust
6.40%, 7/ 1/2017	10	9	2.94%, 7/20/2035 (d)	38		12
Roche Holdings Inc			Countrywide Asset-Backed Certificates
6.00%, 3/ 1/2019 (e)	25	26	0.92%, 4/25/2036 (d)	200		2

		35	Credit Suisse Mortgage Capital Certificates

			5.83%, 6/15/2038 (d)	60		40
Medical Products (0.05%)
			0.57%, 9/15/2039 (e)	1,398		28
Angiotech Pharmaceuticals Inc
5.01%, 12/ 1/2013 (d)	20	13	5.47%, 9/15/2039	130		86
Biomet Inc			0.12%, 12/15/2039	477		5
10.00%, 10/15/2017	10	10	0.66%, 12/15/2039 (d)	1,699		39

		23	CS First Boston Mortgage Securities Corp

			1.09%, 3/15/2036 (d)(e)	399		4
Metal - Diversified (0.02%)			0.23%, 5/15/2036 (d)(e)	588		3
Falconbridge Ltd			0.50%, 7/15/2036 (d)(e)	594		8
5.38%, 6/ 1/2015	15	10
			4.95%, 7/15/2037	120		31
Money Center Banks (0.17%)			0.36%, 11/15/2037 (d)(e)	1,289		18
Comerica Bank			7.86%, 9/15/2041 (d)	30		30
5.75%, 11/21/2016	5	4	Fannie Mae
Rabobank Capital Funding Trust			6.80%, 3/25/2039	30		30
5.25%, 12/29/2049 (d)(e)	50	22	6.44%, 4/25/2039 (c)	20		20
Unicredit Luxembourg Finance SA			6.50%, 2/25/2047	30		32
6.00%, 10/31/2017 (e)	100	55	First Union National Bank Commercial

		81	Mortgage

			8.09%, 5/17/2032	45		44
Mortgage Backed Securities (8.25%)			Freddie Mac
Banc of America Commercial Mortgage Inc			5.50%, 9/15/2031 (d)	100		104
4.97%, 7/10/2043	40	10	GE Capital Commercial Mortgage Corp
5.33%, 9/10/2045	100	91	0.22%, 5/10/2014	2,818		22
5.68%, 7/10/2046 (d)	75	33	5.61%, 4/10/2017 (d)	135		56
5.49%, 2/10/2051	25	16	5.33%, 11/10/2045 (d)	60		15
Banc of America Funding Corp			Ginnie Mae
0.83%, 7/20/2036 (d)	197	32	1.07%, 2/16/2047 (d)	540		26
Bear Stearns Commercial Mortgage Securities			0.82%, 3/16/2047 (d)	481		25
0.47%, 5/11/2039 (d)(e)	407	4	Greenpoint Mortgage Funding Trust
5.47%, 6/11/2041	130	108	0.79%, 6/25/2045 (d)	114		38
Bella Vista Mortgage Trust			0.83%, 10/25/2045 (d)	125		53
0.79%, 5/20/2045 (b)(d)	100	38	Greenwich Capital Commercial Funding Corp
Chase Mortgage Finance Corp			5.92%, 7/10/2038 (d)	70		34
5.43%, 3/25/2037 (d)	99	51	0.32%, 3/10/2039 (b)(d)(e)	1,282		16
Citigroup/Deutsche Bank Commercial
Mortgage Trust			GS Mortgage Securities Corp II
5.89%, 11/15/2044	50	36	0.67%, 11/10/2039 (e)	994		22
0.42%, 10/15/2048 (b)(d)	2,384	37	5.80%, 8/10/2045 (d)	75		51
0.34%, 12/11/2049 (d)	1,694	20	Impac CMB Trust
			0.83%, 4/25/2035 (d)	19		4
Commercial Mortgage Pass Through Certificates
4.05%, 10/15/2037	176	175	Impac Secured Assets CMN Owner Trust
			0.80%, 3/25/2036 (d)	300		139
5.00%, 5/10/2043 (d)	25	7
			Indymac Index Mortgage Loan Trust
0.08%, 12/10/2046 (d)(e)	1,450	10	0.70%, 1/25/2037 (d)	160		55
5.25%, 12/10/2046	50	41

Schedule of Investments
Balanced Account
March 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Mortgage Backed Securities (continued)			Mortgage Backed Securities (continued)
Indymac Index Mortgage Loan Trust (continued)			Sequoia Mortgage Trust
0.76%, 6/25/2037 (b)(d)	$ 131 $	56	1.89%, 2/20/2034 (d)	$ 67 $	43
JP Morgan Chase Commercial Mortgage			Structured Adjustable Rate Mortgage Loan Trust
Securities Corp			5.25%, 12/25/2035	40	18
1.22%, 10/12/2035 (d)(e)	470	12	5.25%, 2/25/2036 (d)	52	29
5.02%, 1/12/2037	15	6	Structured Asset Securities Corp
5.12%, 9/12/2037 (d)	25	6	5.50%, 6/25/2036 (d)	100	26
1.11%, 1/12/2039 (d)(e)	501	9	Wachovia Bank Commercial Mortgage Trust
5.45%, 6/12/2041 (d)	75	33	0.29%, 11/15/2035 (e)	1,309	10
0.27%, 1/15/2042 (d)(e)	1,355	15	0.42%, 10/15/2041 (d)(e)	2,292	20
5.59%, 5/12/2045 (d)	55	26	5.25%, 12/15/2043	65	49
5.44%, 5/15/2045 (d)	55	24	5.48%, 12/15/2043	20	3
5.30%, 5/15/2047 (b)(d)	105	86	5.60%, 12/15/2043	50	3
5.82%, 6/15/2049 (d)	30	12	5.56%, 3/15/2045	25	19
6.20%, 2/12/2051 (e)	55	7	5.80%, 7/15/2045	100	48
5.88%, 2/15/2051	230	163	WAMU Commercial Mortgage Securities Trust
JP Morgan Mortgage Trust			3.83%, 1/25/2035 (e)	21	21
4.95%, 11/25/2035 (d)	125	87	WaMu Mortgage Pass Through Certificates
5.96%, 6/25/2036 (d)	22	16	3.79%, 6/25/2034 (d)	85	84
5.95%, 8/25/2036 (d)	170	69	4.68%, 5/25/2035 (d)	40	28
5.55%, 10/25/2036 (d)	180	89	0.92%, 7/25/2044 (d)	21	9
5.69%, 4/25/2037 (d)	55	27	1.05%, 1/25/2045 (d)	75	10
LB-UBS Commercial Mortgage Trust			0.90%, 11/25/2045 (b)(d)	82	62
4.44%, 12/15/2029 (d)	100	94	0.74%, 8/25/2046 (d)	239	149
0.51%, 3/15/2036 (d)(e)	402	9	Washington Mutual Alternative Mortgage
1.05%, 3/15/2036 (d)(e)	276	5	Pass-Through Certificates
			0.80%, 6/25/2046 (d)	158	23

0.51%, 8/15/2036 (d)(e)	400	5
					3,977

5.41%, 9/15/2039 (d)	25	11
5.46%, 2/15/2040 (d)	245	109	Multi-Line Insurance (0.14%)
5.48%, 2/15/2040	210	49	CNA Financial Corp
5.56%, 2/15/2040 (d)	105	20	6.00%, 8/15/2011	40	35
5.86%, 7/15/2040 (d)	150	103	Genworth Financial Inc
			6.15%, 11/15/2066 (d)	45	6
6.24%, 7/17/2040 (d)	60	7
			ING Groep NV
6.15%, 4/15/2041 (d)	20	6	5.78%, 12/ 8/2035	75	20
5.87%, 9/15/2045 (d)	100	70	XL Capital Ltd
Merrill Lynch Mortgage Trust			6.50%, 12/31/2049 (d)	30	6

5.78%, 8/12/2016	90	43			67

5.61%, 5/12/2039 (d)	85	76
0.44%, 2/12/2042 (d)	1,087	10	Multimedia (0.07%)
Merrill Lynch/Countrywide Commercial			Quebecor Media Inc
Mortgage Trust			7.75%, 3/15/2016	5	4
5.46%, 7/12/2046 (d)	55	25	Viacom Inc
0.54%, 8/12/2048 (d)	991	20	5.75%, 4/30/2011	30	29

0.15%, 12/12/2049 (d)(e)	720	6			33

5.75%, 6/12/2050 (d)	100	11	Music (0.04%)
Morgan Stanley Capital I			WMG Acquisition Corp
0.99%, 1/13/2041 (d)(e)	338	7	7.38%, 4/15/2014	15	11
0.12%, 12/15/2043 (d)(e)	1,032	8	WMG Holdings Corp
5.63%, 4/12/2049 (d)	70	45	0.00%, 12/15/2014 (a)(d)	20	7

5.63%, 4/12/2049 (d)	60	9			18

Schedule of Investments
Balanced Account
March 31, 2009 (unaudited)

	Principal				Principal
	Amount		Value		Amount		Value
	(000's)		(000's)		(000's)		(000's)

BONDS (continued)				BONDS (continued)
Mutual Insurance (0.04%)				Oil Company - Integrated (continued)
Liberty Mutual Group Inc				ConocoPhillips
7.00%, 3/15/2037 (d)(e)	$ 35 $		13	5.75%, 2/ 1/2019	$ 25 $			25

10.75%, 6/15/2058 (d)(e)		15	7					41

			20	Oil Refining & Marketing (0.02%)

Networking Products (0.03%)				Tesoro Corp
Cisco Systems Inc				6.63%, 11/ 1/2015		10		8
5.90%, 2/15/2039		15	14
				Paper & Related Products (0.02%)
Non-Hazardous Waste Disposal (0.07%)				Cascades Inc
Allied Waste North America Inc				7.25%, 2/15/2013		10		6
5.75%, 2/15/2011		25	24	Catalyst Paper Corp
7.88%, 4/15/2013		10	10	8.63%, 6/15/2011		5		2

			34					8

Office Automation & Equipment (0.04%)				Pharmacy Services (0.01%)
Xerox Corp				Omnicare Inc
6.40%, 3/15/2016		25	19	6.88%, 12/15/2015		5		5

Office Furnishings - Original (0.03%)				Physician Practice Management (0.02%)
Steelcase Inc				US Oncology Inc
6.50%, 8/15/2011		15	15	10.75%, 8/15/2014		10		9

Oil - Field Services (0.01%)				Pipelines (0.33%)
Halliburton Co				Atlas Pipeline Partners LP
7.45%, 9/15/2039		5	5	8.75%, 6/15/2018		10		5
				Copano Energy LLC / Copano Energy Finance
Oil Company - Exploration & Production (0.31%)				Corp
Chesapeake Energy Corp				8.13%, 3/ 1/2016		21		18
7.63%, 7/15/2013		25	23	7.75%, 6/ 1/2018 (e)		5		4
7.25%, 12/15/2018		10	8	DCP Midstream LLC
Compton Petroleum Finance Corp				9.75%, 3/15/2019 (e)		5		5
7.63%, 12/ 1/2013		10	3	El Paso Corp
Denbury Resources Inc				8.25%, 2/15/2016		5		5
9.75%, 3/ 1/2016		15	15	7.25%, 6/ 1/2018		15		13
PetroHawk Energy Corp				MarkWest Energy Partners LP / MarkWest
9.13%, 7/15/2013		20	19	Energy Finance Corp
10.50%, 8/ 1/2014 (e)		5	5	8.75%, 4/15/2018		5		3
7.88%, 6/ 1/2015 (e)		5	4	Regency Energy Partners LP/Regency Energy
				Finance Corp
Petroleum Development Corp				8.38%, 12/15/2013		33		28
12.00%, 2/15/2018		10	7	TEPPCO Partners LP
Pioneer Natural Resources Co				7.63%, 2/15/2012		35		35
6.65%, 3/15/2017		25	19	TransCanada Pipelines Ltd
Plains Exploration & Production Co				6.20%, 10/15/2037		35		30
7.75%, 6/15/2015		5	4	Transportadora de Gas del Sur SA
10.00%, 3/ 1/2016		10	10	7.88%, 5/14/2017 (e)		22		12

Southwestern Energy Co								158

7.50%, 2/ 1/2018 (e)		20	19
Swift Energy Co				Property & Casualty Insurance (0.13%)
7.13%, 6/ 1/2017		25	15	QBE Insurance Group Ltd

			151	9.75%, 3/14/2014 (e)		24		24

				Travelers Cos Inc/The
Oil Company - Integrated (0.08%)				6.25%, 3/15/2067 (d)		30		16
Chevron Corp
3.95%, 3/ 3/2014		15	16

Schedule of Investments
Balanced Account
March 31, 2009 (unaudited)

	Principal				Principal
	Amount		Value		Amount	Value
	(000's)		(000's)		(000's)	(000's)

BONDS (continued)				BONDS (continued)
Property & Casualty Insurance (continued)				REITS - Warehouse & Industrial (0.19%)
WR Berkley Corp				ProLogis
6.25%, 2/15/2037	$ 30 $		20	1.50%, 8/24/2009 (d)	$ 100 $		94

			60

				Rental - Auto & Equipment (0.01%)
Publishing - Periodicals (0.01%)				H&E Equipment Services Inc
Nielsen Finance LLC / Nielsen Finance Co				8.38%, 7/15/2016	10		6
10.00%, 8/ 1/2014		5	4
				Retail - Discount (0.02%)
Real Estate Operator & Developer (0.04%)				Dollar General Corp
Regency Centers LP				11.88%, 7/15/2017	10		10
8.45%, 9/ 1/2010		20	19
				Retail - Drug Store (0.06%)
Regional Banks (0.20%)				CVS Caremark Corp
BAC Capital Trust XIII				6.60%, 3/15/2019	30		30
1.72%, 3/15/2043 (d)		75	14
BAC Capital Trust XIV				Retail - Propane Distribution (0.01%)
5.63%, 3/15/2043 (d)		34	8	Inergy LP/Inergy Finance Corp
Bank of America NA				8.75%, 3/ 1/2015 (e)	5		5
5.30%, 3/15/2017		10	7
Capital One Financial Corp				Rubber - Tires (0.03%)
5.70%, 9/15/2011		30	27	Goodyear Tire & Rubber Co/The
PNC Financial Services Group Inc				6.32%, 12/ 1/2009 (d)	5		5
8.25%, 5/29/2049 (d)		18	9	8.63%, 12/ 1/2011	10		8

SunTrust Preferred Capital I							13

5.85%, 12/31/2049 (d)		30	8
Wells Fargo & Co				Satellite Telecommunications (0.12%)
5.25%, 10/23/2012		25	24	Intelsat Bermuda Ltd

			97	11.25%, 2/ 4/2017 (d)(e)	20		17

				Intelsat Subsidiary Holding Co Ltd
REITS - Healthcare (0.03%)				8.88%, 1/15/2015 (e)	25		24
Nationwide Health Properties Inc				8.88%, 1/15/2015 (e)	10		9
6.50%, 7/15/2011		15	14	Telesat Canada/Telesat LLC
				11.00%, 11/ 1/2015 (e)	10		8

REITS - Mortgage (0.19%)
							58

iStar Financial Inc
1.66%, 9/15/2009 (d)		50	43	Special Purpose Entity (0.26%)
1.63%, 3/ 9/2010 (d)		50	33	AES Red Oak LLC
5.85%, 3/15/2017		60	17	8.54%, 11/30/2019	8		7

			93	BAE Systems Holdings Inc

				6.40%, 12/15/2011 (e)	60		64
REITS - Office Property (0.09%)				Capital One Capital IV
Brandywine Operating Partnership LP				6.75%, 2/17/2037	10		3
5.63%, 12/15/2010		27	24	Fresenius US Finance II Inc
HRPT Properties Trust				9.00%, 7/15/2015 (e)	5		5
1.92%, 3/16/2011 (d)		25	19	Goldman Sachs Capital I

			43	6.35%, 2/15/2034	40		24

REITS - Regional Malls (0.03%)				Goldman Sachs Capital II
Simon Property Group LP				5.79%, 12/29/2049 (d)	10		4
4.60%, 6/15/2010		15	14	Williams Cos Inc Credit Linked Certificate
				Trust/The

REITS - Shopping Centers (0.06%)				4.42%, 5/ 1/2009 (d)(e)	20		20

Developers Diversified Realty Corp							127

5.25%, 4/15/2011		60	29

Schedule of Investments
Balanced Account
March 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Steel - Producers (0.11%)			Tobacco (0.15%)
Ispat Inland ULC			Reynolds American Inc
9.75%, 4/ 1/2014	$ 45 $	41	7.25%, 6/ 1/2013	$ 75 $	72
Steel Dynamics Inc
7.75%, 4/15/2016 (e)	15	10	Transport - Rail (0.04%)

		51	Union Pacific Railroad Co 2003 Pass Through

			Trust
Telecommunication Services (0.27%)			4.70%, 1/ 2/2024	18	17
Fairpoint Communications Inc
13.13%, 4/ 1/2018 (e)	10	2	Transport - Services (0.05%)
MasTec Inc			FedEx Corp
7.63%, 2/ 1/2017	40	32	3.50%, 4/ 1/2009	25	25
Maxcom Telecomunicaciones SAB de CV
11.00%, 12/15/2014	5	3	Wireless Equipment (0.01%)
Qwest Corp			Crown Castle International Corp
7.88%, 9/ 1/2011	60	59	9.00%, 1/15/2015	5	5

8.88%, 3/15/2012 (d)	20	20	TOTAL BONDS	$ 11,902

Telcordia Technologies Inc
4.84%, 7/15/2012 (b)(d)(e)	15	8	U.S. GOVERNMENT & GOVERNMENT AGENCY
			OBLIGATIONS (17.83%)
West Corp			Federal Home Loan Mortgage Corporation
9.50%, 10/15/2014	10	7	(FHLMC) (4.21%)

		131	4.50%, 4/ 1/2024 (g)	130	134

Telephone - Integrated (0.78%)			5.00%, 4/ 1/2024 (g)	110	114
Cincinnati Bell Inc			5.50%, 4/ 1/2039 (g)	365	379
8.38%, 1/15/2014	25	23	6.50%, 6/ 1/2017	54	56
Deutsche Telekom International Finance BV			5.50%, 12/ 1/2022	71	74
8.75%, 6/15/2030 (d)	10	11	7.00%, 12/ 1/2027	35	38
Koninklijke KPN NV			6.00%, 1/ 1/2029	46	49
8.38%, 10/ 1/2030	15	15	7.50%, 8/ 1/2030	3	4
Level 3 Financing Inc			8.00%, 12/ 1/2030	46	50
9.25%, 11/ 1/2014	25	17	7.50%, 1/ 1/2031	10	10
Sprint Nextel Corp			6.50%, 5/ 1/2031	13	14
1.63%, 6/28/2010 (d)	15	14
			6.50%, 6/ 1/2031	37	39
Telecom Italia Capital SA
1.65%, 2/ 1/2011 (d)	25	22	6.50%, 11/ 1/2031	15	16
1.75%, 7/18/2011 (d)	45	39	6.50%, 10/ 1/2035	67	71
5.25%, 11/15/2013	70	63	6.00%, 8/ 1/2036	35	36
Telefonica Emisiones SAU			6.00%, 10/ 1/2036 (d)	80	83
7.05%, 6/20/2036	30	31	6.00%, 8/ 1/2037	176	184
Verizon Communications Inc			6.00%, 8/ 1/2037	167	175
6.35%, 4/ 1/2019	125	123	6.00%, 1/ 1/2038 (d)	32	33
Windstream Corp			6.00%, 7/ 1/2038	126	132
8.63%, 8/ 1/2016	20	20	4.66%, 8/ 1/2035 (d)	29	29

		378	4.81%, 8/ 1/2035 (d)	117	120

Television (0.02%)			6.49%, 7/ 1/2036 (d)	65	67
Videotron Ltee			6.51%, 1/ 1/2037 (d)	49	51
9.13%, 4/15/2018 (e)	10	10	5.69%, 6/ 1/2037 (d)	71	74

					2,032

Theaters (0.01%)
AMC Entertainment Inc			Federal National Mortgage Association (FNMA) (8.64%)
11.00%, 2/ 1/2016	5	5	5.00%, 4/ 1/2024 (g)	250	259
			4.00%, 4/ 1/2039 (g)	45	45
			5.00%, 4/ 1/2039 (g)	915	944
			5.50%, 4/ 1/2039 (g)	1,345	1,396

Schedule of Investments
Balanced Account
March 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

U.S. GOVERNMENT & GOVERNMENT AGENCY			SHORT TERM INVESTMENTS (1.44%)
OBLIGATIONS (continued)			Commercial Paper (1.44%)
Federal National Mortgage Association (FNMA)			Investment in Joint Trading Account; BNP
(continued)			Paribas Finance Inc
6.00%, 11/ 1/2009	$ 1 $	1	0.24%, 4/ 1/2009	$ 351 $	351
6.00%, 5/ 1/2010	1	2	Investment in Joint Trading Account; Societe
4.50%, 9/ 1/2010	67	69	Generale North America Inc
4.50%, 1/ 1/2020	36	37	0.19%, 4/ 1/2009	341	341

6.00%, 2/ 1/2025	110	116			692

6.50%, 2/ 1/2032	34	36	TOTAL SHORT TERM INVESTMENTS	$ 692

4.25%, 6/ 1/2034 (d)	22	22
4.31%, 7/ 1/2034 (d)	13	13	Total Investments	$ 51,253
4.34%, 12/ 1/2034 (d)	37	37	Liabilities in Excess of Other Assets, Net - (6.26)%		(3,019)

4.59%, 3/ 1/2035 (d)	44	45	TOTAL NET ASSETS - 100.00%	$ 48,234

5.50%, 7/ 1/2035	188	196
5.70%, 2/ 1/2036 (d)	32	33	(a) Non-Income Producing Security
6.50%, 4/ 1/2036	33	35	(b) Security is Illiquid
6.50%, 8/ 1/2036	54	57	(c)	Market value is determined in accordance with procedures established in
5.50%, 1/ 1/2037 (d)	40	41	good faith by the Board of Directors. At the end of the period, the value
6.00%, 1/ 1/2037	152	159	of these securities totaled $41 or 0.09% of net assets.
6.50%, 1/ 1/2037	134	142	(d)	Variable Rate. Rate shown is in effect at March 31, 2009.
5.72%, 4/ 1/2037 (d)	91	94	(e)	Security exempt from registration under Rule 144A of the Securities Act
			of 1933. These securities may be resold in transactions exempt from
6.00%, 4/ 1/2037	191	200	registration, normally to qualified institutional buyers. Unless otherwise
5.74%, 5/ 1/2037 (d)	73	76	indicated, these securities are not considered illiquid. At the end of the
6.50%, 7/ 1/2037	19	20	period, the value of these securities totaled $1,134 or 2.35% of net
6.50%, 7/ 1/2037	20	22	assets.
			(f)	Security purchased on a when-issued basis.
6.50%, 2/ 1/2038	23	24	(g)	Security was purchased in a "to-be-announced" ("TBA") transaction.
6.00%, 3/ 1/2038	43	45	See Notes to Financial Statements.

		4,166

Government National Mortgage Association			Unrealized Appreciation (Depreciation)
(GNMA) (1.14%)			The net federal income tax unrealized appreciation (depreciation) and federal tax cost
5.50%, 4/ 1/2039 (g)	170	177	of investments held by the account as of the period end were as follows:

6.00%, 1/15/2029	84	89	Unrealized Appreciation	$ 1,610
7.00%, 5/15/2031	17	19
			Unrealized Depreciation		(16,108)

6.00%, 6/15/2032	16	17
			Net Unrealized Appreciation (Depreciation)		(14,498)
5.00%, 2/15/2039	175	181
			Cost for federal income tax purposes		65,751
6.00%, 9/20/2026	40	42	All dollar amounts are shown in thousands (000's)
7.00%, 2/20/2032	26	28

		553

U.S. Treasury (3.84%)
2.63%, 2/29/2016	350	359
4.00%, 8/15/2018	280	311
8.13%, 8/15/2019	175	254
7.13%, 2/15/2023	225	316
6.00%, 2/15/2026	305	402
6.25%, 5/15/2030	150	208

		1,850

TOTAL U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS	$ 8,601

Schedule of Investments Balanced Account March 31, 2009 (unaudited)

Portfolio Summary (unaudited)

Sector	Percent

Mortgage Securities	22.24%
Consumer, Non-cyclical	17.52%
Financial	13.86%
Communications	8.64%
Energy	8.11%
Industrial	7.88%
Technology	6.88%
Consumer, Cyclical	6.02%
Asset Backed Securities	4.79%
Government	3.84%
Utilities	3.80%
Basic Materials	2.25%
Exchange Traded Funds	0.35%
Diversified	0.08%
Liabilities in Excess of Other Assets, Net	(6.26%)

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Futures	1.77%

	Futures Contracts

				Current		Unrealized
			Original	Market		Appreciation/
Type	Buy/Sell	Contracts	Value	Value		(Depreciation)

Russell 2000 Mini; June 2009	Buy	1	$ 39	$ 42		$ 3
S&P 500 eMini; June 2009	Buy	2	75		79	4
US 10 Year Note; June 2009	Buy	4	487		496	9
US 5 Year Note; June 2009	Buy	2	235		238	3
All dollar amounts are shown in thousands (000's)

Schedule of Investments
Bond & Mortgage Securities Account
March 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (0.00%)			PREFERRED STOCKS (continued)
Independent Power Producer (0.00%)			Investment Management & Advisory Services (0.05%)
Dynegy Inc (a)	71 $	-	Deutsche Bank Contingent Capital Trust II	13,000 $		145

TOTAL COMMON STOCKS	$ -

			Life & Health Insurance (0.13%)
PREFERRED STOCKS (2.66%)			Delphi Financial Group Inc 7.38%	3,400		42
Cable/Satellite TV (0.11%)			Delphi Financial Group Inc 8.00%	4,100		62
Comcast Corp 6.63%	8,200	155	Lincoln National Corp 6.75%	3,300		38
Comcast Corp 7.00%; Series B	8,437	170	PLC Capital Trust IV	2,100		19

		325	PLC Capital Trust V	6,400		51

Commercial Banks (0.16%)			Protective Life Corp	6,800		64
ASBC Capital I	7,400	123	Prudential Financial Inc	5,400		91
Barclays Bank PLC 7.10%	6,150	72	Torchmark Capital Trust III	1,100		19

BB&T Capital Trust V	6,600	146				386

M&T Capital Trust IV	4,200	97	Money Center Banks (0.08%)
National Bank of Greece SA	2,100	35	Santander Finance Preferred SA Unipersonal

		473	6.50%	11,100		155

Diversified Banking Institutions (0.03%)			Santander Finance Preferred SA Unipersonal
Royal Bank of Scotland Group PLC 5.75%;			6.80%	5,100		70
Series L	4,650	25	UBS Preferred Funding Trust IV	2,400		15

Royal Bank of Scotland Group PLC 6.35%;						240

Series N	1,950	11	Multi-Line Insurance (0.15%)
Royal Bank of Scotland Group PLC 6.60%;			Aegon NV 6.375%	11,700		75
Series S	8,100	47
Royal Bank of Scotland Group PLC 6.75%;			Allianz SE	9,700		163
Series Q	1,900	11	ING Groep NV 6.38%	5,000		42

		94	ING Groep NV 7.05%	8,500		78

			ING Groep NV 7.38%	3,400		32
Diversified Financial Services (0.04%)
			ING Groep NV 8.50%	7,100		77

Citigroup Capital X	15,300	114
						467

Harris Preferred Capital Corp	1,000	14

		128	Multimedia (0.03%)

			Viacom Inc	4,700		80
Electric - Integrated (0.41%)
Alabama Power Co - Series 2007B	7,400	186	Property & Casualty Insurance (0.15%)
FPL Group Capital Inc 7.45%	13,300	338	Arch Capital Group Ltd 7.88%	3,600		67
Georgia Power Co 5.90%	12,600	309	Berkley W R Capital Trust	14,800		285
PPL Capital Funding Inc	8,000	194	Markel Corp	4,500		89

Xcel Energy Inc 7.60%	9,300	216				441

		1,243

			Regional Banks (0.48%)
Fiduciary Banks (0.07%)			BAC Capital Trust II	800		9
BNY Capital V	11,400	223	Bank One Capital VI	8,400		166
			Fleet Capital Trust VIII	11,800		123
Finance - Consumer Loans (0.04%)
			KeyCorp Capital IX	8,200		106
HSBC Finance Corp 6.88%	6,600	113
			PNC Capital Trust D	16,400		294
Finance - Investment Banker & Broker (0.12%)			SunTrust Capital IX	4,600		80
JP Morgan Chase Capital XXVI	9,400	189	USB Capital VI	13,900		241
Morgan Stanley Capital Trust IV	5,300	77	USB Capital XII	3,800		69
Morgan Stanley Capital Trust V	7,000	94	Wachovia Capital Trust IV	2,500		35

		360	Wachovia Capital Trust IX	13,000		182

			Wells Fargo Capital VII	6,000		92

Schedule of Investments
Bond & Mortgage Securities Account
March 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

PREFERRED STOCKS (continued)			PREFERRED STOCKS (continued)
Regional Banks (continued)			Special Purpose Entity (continued)
Wells Fargo Capital XIV	2,500 $	51	SATURNS 2004-2 5.75%; Series GS	400 $	7

		1,448			428

Reinsurance (0.07%)			Telephone - Integrated (0.07%)
Everest Re Capital Trust II	3,000	49	AT&T Inc	6,500	163
PartnerRe Ltd 6.75%	2,600	46	Telephone & Data Systems Inc 6.63%	3,200	49

RenaissanceRe Holdings Ltd - Series C	2,500	37			212

RenaissanceRe Holdings Ltd - Series D	4,900	78	Television (0.02%)

		210	CBS Corp 6.75%	5,200	69

REITS - Apartments (0.02%)			TOTAL PREFERRED STOCKS	$ 8,023

BRE Properties Inc - Series C	4,900	73		Principal
				Amount	Value
REITS - Diversified (0.10%)				(000's)	(000's)

Duke Realty Corp 6.60%	15,000	132
			BONDS (70.17%)
PS Business Parks Inc - Series H	5,800	93
			Advertising Agencies (0.04%)
PS Business Parks Inc - Series I	2,000	30
			Interpublic Group of Cos Inc
Vornado Realty Trust - Series I	3,500	53	6.25%, 11/15/2014	$ 165	104

		308

REITS - Office Property (0.02%)			Aerospace & Defense Equipment (0.08%)
HRPT Properties Trust - Series B	5,400	62	GenCorp Inc
			9.50%, 8/15/2013	353	254
REITS - Shopping Centers (0.08%)
Kimco Realty Corp 7.75%	11,700	160	Airlines (0.32%)
			American Airlines Pass Through Trust 2001-02
Weingarten Realty Investors 6.50%	6,000	67	7.86%, 10/ 1/2011	180	146

		227	Delta Air Lines Inc

REITS - Single Tenant (0.06%)			7.11%, 9/18/2011 (b)	250	205
Realty Income Corp - Series D	10,500	177	7.92%, 5/18/2012	300	240
			6.72%, 1/ 2/2023 (c)	371	249
REITS - Storage (0.01%)			Southwest Airlines Co 2007-1 Pass Through
Public Storage Inc 7.00%; Series N	1,200	22	Trust
			6.15%, 8/ 1/2022	152	136

REITS - Warehouse & Industrial (0.02%)					976

AMB Property Corp - Series P	3,945	56	Apparel Manufacturers (0.01%)
First Industrial Realty Trust Inc - Series J	1,800	13	Rafaella Apparel Group Inc

		69	11.25%, 6/15/2011	223	31

Special Purpose Entity (0.14%)
Corporate-Backed Trust Certificates - Series			Appliances (0.11%)
BMY	2,000	45	Whirlpool Corp
CORTS Trust II for Bellsouth			1.82%, 6/15/2009 (d)	325	322
Telecommunications (b)	1,900	37
Deutsche Bank Capital Funding Trust VIII	2,832	34	Asset Backed Securities (3.86%)
Deutsche Bank Capital Funding Trust X	1,300	16	Ameriquest Mortgage Securities Inc
			0.82%, 3/25/2035 (d)	72	52
Merrill Lynch Capital Trust I	6,200	57
			0.75%, 7/25/2035 (d)	36	34
Merrill Lynch Capital Trust II	2,500	23
			Chase Funding Mortgage Loan Asset-Backed
PreferredPlus TR-CCR1 5.75%; Series GSG2	1,200	19	Certificates
PreferredPlus TR-CCR1 6.00%; Series GSC3	1,800	24	1.27%, 9/25/2033 (d)	268	58
PreferredPlus TR-CCR1 6.00%; Series GSC4	3,900	54	CNH Equipment Trust
PreferredPlus TR-CCR1 6.00%; Series GSG1	5,200	85	1.41%, 9/15/2010 (d)	50	50
SATURNS 2004-06 6.00%; Series GS	1,800	27	Countrywide Asset-Backed Certificates
			1.04%, 6/25/2035 (d)	720	503

Schedule of Investments
Bond & Mortgage Securities Account
March 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Asset Backed Securities (continued)			Auto/Truck Parts & Equipment - Original
Countrywide Asset-Backed Certificates			(continued)
(continued)			Tenneco Inc (continued)
0.77%, 3/25/2036 (b)(d)	$ 1,041 $	828	8.13%, 11/15/2015	$ 125 $	25

0.69%, 6/25/2037 (d)	1,425	378			205

0.65%, 11/25/2037 (d)	985	585	Automobile Sequential (1.18%)
Countrywide Home Equity Loan Trust			AmeriCredit Automobile Receivables Trust
0.79%, 12/15/2035 (d)	658	258	0.54%, 4/ 6/2012 (d)	254	244
0.76%, 5/15/2036 (d)	615	105	AmeriCredit Prime Automobile Receivable Trust
First Horizon Asset Back Trust			0.91%, 11/ 8/2010 (d)	199	198
0.68%, 10/25/2034 (d)	589	143	Capital Auto Receivables Asset Trust
First-Citizens Home Equity Loan LLC			3.92%, 11/16/2009	148	148
0.77%, 9/15/2022 (d)(e)	270	153	1.34%, 1/15/2010 (d)(e)	135	133
Ford Credit Floorplan Master Owner Trust			0.93%, 6/15/2010 (d)	137	136
1.01%, 6/15/2011 (b)(d)	450	412	5.52%, 3/15/2011 (d)	670	502
GMAC Mortgage Corp Loan Trust			Capital One Auto Finance Trust
0.70%, 8/25/2035 (d)	814	188	0.57%, 7/15/2011 (d)	260	252
0.73%, 11/25/2036 (d)	1,539	450	0.60%, 10/15/2012 (d)	472	424
Great America Leasing Receivables			Ford Credit Auto Owner Trust
5.39%, 9/15/2011 (e)	255	255	5.30%, 6/15/2012	600	512
JP Morgan Mortgage Acquisition Corp			5.60%, 10/15/2012	240	185
0.69%, 4/25/2036 (d)	1,525	986
			5.69%, 11/15/2012 (d)	180	139
5.45%, 11/25/2036	1,225	960
			Hyundai Auto Receivables Trust
0.60%, 3/25/2037 (d)	390	329	0.96%, 1/17/2012 (d)	290	287
0.67%, 3/25/2037 (d)	720	382	WFS Financial Owner Trust
Lehman XS Trust			4.50%, 5/17/2013	410	404

0.72%, 9/25/2035 (d)	434	428			3,564

Long Beach Mortgage Loan Trust
1.05%, 6/25/2034 (d)	170	88	Beverages - Wine & Spirits (0.12%)
0.67%, 7/25/2036 (d)	1,245	355	Constellation Brands Inc
0.63%, 10/25/2036 (d)	2,300	1,145	8.38%, 12/15/2014	160	161
0.69%, 12/25/2036 (d)	1,600	368	7.25%, 5/15/2017	225	214

Marriott Vacation Club Owner Trust					375

5.52%, 5/20/2029 (d)(e)	266	212	Brewery (0.15%)
MSDWCC Heloc Trust			Anheuser-Busch InBev Worldwide Inc
0.71%, 7/25/2017 (d)	159	85	7.75%, 1/15/2019 (e)	450	449
SACO I Inc
0.66%, 6/25/2036 (d)	676	364	Broadcasting Services & Programming (0.03%)
Swift Master Auto Receivables Trust			Grupo Televisa SA
0.66%, 6/15/2012 (d)	600	435	6.63%, 3/18/2025	100	85
Washington Mutual Asset-Backed Certificates
0.70%, 4/25/2036 (d)	1,400	1,040	Building & Construction - Miscellaneous (0.05%)

		11,629	Dycom Investments Inc

			8.13%, 10/15/2015	200	158
Auto - Car & Light Trucks (0.01%)
General Motors Corp			Building & Construction Products -
7.13%, 7/15/2013	170	24	Miscellaneous (0.01%)
8.38%, 7/15/2033	115	14	Ply Gem Industries Inc

		38	11.75%, 6/15/2013	85	38

Auto/Truck Parts & Equipment - Original (0.07%)			Building Products - Cement & Aggregate (0.30%)
Stanadyne Corp			CRH America Inc
10.00%, 8/15/2014	100	65	6.40%, 10/15/2033	180	107
Tenneco Inc
10.25%, 7/15/2013	217	115

Schedule of Investments
Bond & Mortgage Securities Account
March 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Building Products - Cement & Aggregate			Casino Services (continued)
(continued)			Snoqualmie Entertainment Authority
Martin Marietta Materials Inc			9.13%, 2/ 1/2015 (e)	$ 100 $	26

1.32%, 4/30/2010 (d)	$ 855 $	801			121

		908

			Cellular Telecommunications (1.53%)
Building Products - Wood (0.09%)			Alltel Corp
Masco Corp			7.00%, 7/ 1/2012	695	724
1.63%, 3/12/2010 (d)	300	271	Cricket Communications Inc
			9.38%, 11/ 1/2014	250	238
Cable/Satellite TV (1.57%)			iPCS Inc
Charter Communications Operating LLC /			3.30%, 5/ 1/2013 (d)	85	64
Charter Communications Operating Capital
8.00%, 4/30/2012 (e)	160	146	MetroPCS Wireless Inc
			9.25%, 11/ 1/2014	100	97
8.38%, 4/30/2014 (e)	150	132
			Nextel Communications Inc
10.88%, 9/15/2014 (e)	155	150	7.38%, 8/ 1/2015	560	297
COX Communications Inc			Rogers Cable Inc
6.75%, 3/15/2011	395	395	6.75%, 3/15/2015	295	290
5.50%, 10/ 1/2015	275	244	Rogers Wireless Inc
8.38%, 3/ 1/2039 (e)	480	450	8.00%, 12/15/2012	450	454
CSC Holdings Inc/United States			6.38%, 3/ 1/2014	700	709
7.63%, 4/ 1/2011	300	298	Verizon Wireless Capital LLC
8.50%, 4/15/2014 (e)	40	40	5.55%, 2/ 1/2014 (e)	545	545
DirecTV Holdings LLC/DirecTV Financing Co			Vodafone Group PLC
8.38%, 3/15/2013	115	116	1.66%, 6/15/2011 (d)	415	391
7.63%, 5/15/2016	335	328	1.54%, 2/27/2012 (d)	800	737
DISH DBS Corp			5.63%, 2/27/2017	55	54

6.63%, 10/ 1/2014	340	304			4,600

7.75%, 5/31/2015	285	262
Kabel Deutschland GmbH			Chemicals - Diversified (0.23%)
10.63%, 7/ 1/2014	265	268	Huntsman LLC
Rainbow National Services LLC			11.50%, 7/15/2012	700	546
10.38%, 9/ 1/2014 (e)	140	143	Phibro Animal Health Corp
Time Warner Cable Inc			10.00%, 8/ 1/2013 (e)	100	80
8.25%, 4/ 1/2019	1,425	1,465	Reichhold Industries Inc

		4,741	9.00%, 8/15/2014 (e)	175	73

					699

Casino Hotels (0.22%)
Harrah's Operating Co Inc			Chemicals - Specialty (0.11%)
5.50%, 7/ 1/2010	370	139	Nalco Co
10.75%, 2/ 1/2016	189	36	7.75%, 11/15/2011	225	222
10.00%, 12/15/2018 (e)	42	13	NewMarket Corp
			7.13%, 12/15/2016	125	99

MGM Mirage
8.50%, 9/15/2010	325	133			321

13.00%, 11/15/2013 (e)	175	130	Coatings & Paint (0.05%)
Wynn Las Vegas LLC / Wynn Las Vegas			Valspar Corp
Capital Corp			5.63%, 5/ 1/2012	160	148
6.63%, 12/ 1/2014	293	221

		672	Commercial Banks (1.09%)

Casino Services (0.04%)			ANZ National International Ltd
			3.25%, 4/ 2/2012 (c)(e)(f)	60	60
Choctaw Resort Development Enterprise
7.25%, 11/15/2019 (e)	332	95	BOI Capital Funding No 2 LP
			5.57%, 8/29/2049 (d)(e)	325	26
			Commonwealth Bank of Australia
			6.02%, 3/15/2036 (e)	350	154

Schedule of Investments
Bond & Mortgage Securities Account
March 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Commercial Banks (continued)			Data Processing & Management (0.09%)
HSBC Americas Capital Trust I			First Data Corp
7.81%, 12/15/2026 (e)	$ 850 $	599	9.88%, 9/24/2015	$ 445 $	260
KeyBank NA
1.33%, 11/ 3/2009 (d)	1,000	984	Distribution & Wholesale (0.04%)
M&I Marshall & Ilsley Bank			Wesco Distribution Inc
1.54%, 12/ 4/2012 (d)	1,100	822	7.50%, 10/15/2017	175	123
Nordea Bank Sweden AB
8.95%, 11/29/2049 (e)	250	113	Diversified Banking Institutions (2.50%)
US Bank NA/Cincinnati OH			Bank of America Corp
4.95%, 10/30/2014	350	341	5.38%, 9/11/2012	300	277
Woori Bank			Citigroup Inc
6.21%, 5/ 2/2037 (d)(e)	445	183	5.30%, 10/17/2012	350	308

		3,282	5.00%, 9/15/2014	775	514

			5.50%, 2/15/2017	300	188
Commercial Services (0.07%)			6.63%, 6/15/2032	100	56
Iron Mountain Inc
8.00%, 6/15/2020	235	219	5.88%, 2/22/2033	100	52
			GMAC LLC
Computer Services (0.05%)			7.75%, 1/19/2010 (e)	125	105
Sungard Data Systems Inc			6.88%, 9/15/2011 (e)	177	126
9.13%, 8/15/2013	170	148	6.00%, 12/15/2011 (e)	136	93
			6.63%, 5/15/2012 (e)	104	70
Computers - Integrated Systems (0.36%)			Goldman Sachs Group Inc/The
NCR Corp			1.42%, 2/ 6/2012 (d)	500	432
7.13%, 6/15/2009	1,075	1,081	5.25%, 10/15/2013	935	873
			5.15%, 1/15/2014	520	475
Computers - Memory Devices (0.04%)			5.75%, 10/ 1/2016	145	131
Seagate Technology HDD Holdings
6.80%, 10/ 1/2016	210	122	7.50%, 2/15/2019	250	249
			6.75%, 10/ 1/2037	120	81
Consumer Products - Miscellaneous (0.07%)			JP Morgan Chase & Co
Blyth Inc			6.75%, 2/ 1/2011	440	449
5.50%, 11/ 1/2013	150	109	5.25%, 5/ 1/2015	1,000	896
Yankee Acquisition Corp/MA			Morgan Stanley
8.50%, 2/15/2015	160	88	6.75%, 4/15/2011	240	240

		197	5.45%, 1/ 9/2017	770	674

			6.63%, 4/ 1/2018	400	381
Containers - Metal & Glass (0.03%)
			Royal Bank of Scotland Group PLC
Impress Holdings BV			4.70%, 7/ 3/2018	77	42
4.22%, 9/15/2013 (d)(e)	110	77
			Societe Generale
Containers - Paper & Plastic (0.02%)			5.92%, 4/29/2049 (d)(e)	1,740	800

Intertape Polymer US Inc					7,512

8.50%, 8/ 1/2014	100	61	Diversified Financial Services (0.53%)
			Capmark Financial Group Inc
Credit Card Asset Backed Securities (0.89%)			3.39%, 5/10/2010 (d)	650	175
BA Credit Card Trust			General Electric Capital Corp
1.16%, 3/15/2012 (d)	850	807	4.80%, 5/ 1/2013	700	656
Bank One Issuance Trust			6.38%, 11/15/2067 (d)	955	464
0.88%, 3/15/2012 (d)	1,000	971	TNK-BP Finance SA
Cabela's Master Credit Card Trust			7.50%, 3/13/2013 (e)	125	103
4.31%, 12/16/2013 (e)	540	501	6.63%, 3/20/2017 (e)	300	198

Discover Card Master Trust					1,596

5.65%, 3/16/2020	462	402

		2,681

Schedule of Investments
Bond & Mortgage Securities Account
March 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Diversified Manufacturing Operations (0.56%)			Electric - Integrated (continued)
Illinois Tool Works Inc			Dominion Resources Inc/VA
5.15%, 4/ 1/2014 (e)	$ 500 $	502	5.60%, 11/15/2016	$ 115 $	111
6.25%, 4/ 1/2019 (e)	750	756	6.00%, 11/30/2017	250	246
SPX Corp			Duke Energy Carolinas LLC
7.63%, 12/15/2014	200	192	7.00%, 11/15/2018	140	161
Tyco International Finance SA			6.10%, 6/ 1/2037	90	87
8.50%, 1/15/2019	240	248	E.ON International Finance BV

		1,698	6.65%, 4/30/2038 (e)	275	264

Diversified Minerals (0.09%)			EDF SA
			6.50%, 1/26/2019 (e)	210	216
BHP Billiton Finance USA Ltd
5.50%, 4/ 1/2014	280	282	Entergy Texas Inc
			7.13%, 2/ 1/2019	475	464
Diversified Operations (0.08%)			FPL Group Capital Inc
Susser Holdings LLC / Susser Finance Corp			6.00%, 3/ 1/2019	100	102
10.63%, 12/15/2013	260	252	Jersey Central Power & Light Co
			7.35%, 2/ 1/2019	425	434
Diversified Operations & Commercial Services (0.02%)			Mirant Americas Generation LLC
Aramark Corp			8.30%, 5/ 1/2011	155	150
8.50%, 2/ 1/2015	80	74	Nevada Power Co
			7.13%, 3/15/2019	380	373
Electric - Generation (0.72%)			Oncor Electric Delivery Co
AES Corp/The			6.38%, 5/ 1/2012	375	371
8.75%, 5/15/2013 (e)	175	172	5.95%, 9/ 1/2013 (e)	360	349
9.75%, 4/15/2016 (e)(f)	155	146	Pacific Gas & Electric Co
CE Casecnan Water & Energy			6.25%, 3/ 1/2039	135	134
11.95%, 11/15/2010	27	27	Pacificorp
CE Generation LLC			5.50%, 1/15/2019	455	466
7.42%, 12/15/2018	152	141	6.00%, 1/15/2039	200	197
Edison Mission Energy			Potomac Electric Power Co
7.20%, 5/15/2019	525	365	7.90%, 12/15/2038	200	226
Elwood Energy LLC			South Carolina Electric & Gas Co
8.16%, 7/ 5/2026	412	314	6.05%, 1/15/2038	125	124
Indiantown Cogeneration LP			Southern California Edison Co
9.26%, 12/15/2010	445	425	4.15%, 9/15/2014	525	532
Korea East-West Power Co Ltd			Texas Competitive Electric Holdings Co LLC
4.88%, 4/21/2011 (e)	105	103	10.25%, 11/ 1/2015	820	410
Midwest Generation LLC			Union Electric Co
8.56%, 1/ 2/2016	92	85	4.65%, 10/ 1/2013	350	330
Reliant Energy Mid-Atlantic Power Holdings			Virginia Electric & Power Co
LLC			6.00%, 5/15/2037	200	192

9.24%, 7/ 2/2017	408	392			6,885

		2,170

			Electronic Components - Miscellaneous (0.09%)
Electric - Integrated (2.29%)			Communications & Power Industries Inc
Alabama Power Co			8.00%, 2/ 1/2012	225	198
6.00%, 3/ 1/2039	190	187	NXP BV/NXP Funding LLC
Arizona Public Service Co			3.84%, 10/15/2013 (d)	175	30
5.80%, 6/30/2014	195	179	9.50%, 10/15/2015	375	41

6.25%, 8/ 1/2016	255	225			269

Baltimore Gas & Electric Co
5.90%, 10/ 1/2016	255	227	Electronic Connectors (0.34%)
Commonwealth Edison Co			Thomas & Betts Corp
5.80%, 3/15/2018	135	128	7.25%, 6/ 1/2013	1,000	1,009

Schedule of Investments
Bond & Mortgage Securities Account
March 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Electronics - Military (0.12%)			Finance - Investment Banker & Broker (1.38%)
L-3 Communications Corp			Bear Stearns Cos LLC/The
7.63%, 6/15/2012	$ 300 $	301	5.30%, 10/30/2015	$ 640 $	593
5.88%, 1/15/2015	50	46	Credit Suisse USA Inc

		347	1.33%, 1/15/2010 (d)	550	529

			Jefferies Group Inc
Export & Import Bank (0.06%)			6.45%, 6/ 8/2027	860	491
Export-Import Bank of Korea			JP Morgan Chase Capital XXII
4.50%, 8/12/2009	180	179	6.45%, 2/ 2/2037	250	158
			Merrill Lynch & Co Inc
Finance - Auto Loans (0.12%)			1.45%, 2/ 5/2010 (d)	400	378
Ford Motor Credit Co LLC
7.38%, 10/28/2009	125	112	1.37%, 11/ 1/2011 (d)	875	715
2.66%, 1/15/2010 (d)	190	155	1.50%, 6/ 5/2012 (d)	400	311
7.88%, 6/15/2010	110	91	6.05%, 8/15/2012	250	214

		358	6.88%, 4/25/2018	300	235

			6.22%, 9/15/2026	100	49
Finance - Commercial (1.27%)			7.75%, 5/14/2038	835	496

Caterpillar Financial Services Corp					4,169

6.13%, 2/17/2014	900	874
7.15%, 2/15/2019	1,595	1,459	Finance - Leasing Company (0.14%)
CIT Group Inc			International Lease Finance Corp
1.40%, 4/27/2011 (d)	900	604	1.49%, 1/15/2010 (d)	550	434
1.48%, 2/13/2012 (d)	325	199
Textron Financial Corp			Finance - Other Services (0.09%)
1.38%, 2/25/2011 (d)	1,000	648	American Real Estate Partners LP/Finance Corp
			7.13%, 2/15/2013	160	127
6.00%, 2/15/2067 (d)(e)	300	51

			Icahn Enterprises LP / Icahn Enterprises
		3,835	Finance Corp

Finance - Consumer Loans (0.92%)			8.13%, 6/ 1/2012	175	149

HSBC Finance Capital Trust IX					276

5.91%, 11/30/2035	160	32	Food - Miscellaneous/Diversified (0.10%)
HSBC Finance Corp			Corn Products International Inc
1.52%, 11/16/2009 (d)	925	887	8.45%, 8/15/2009	290	293
4.13%, 11/16/2009	475	470
7.00%, 5/15/2012	150	120	Food - Retail (0.07%)
John Deere Capital Corp			Ingles Markets Inc
1.37%, 10/16/2009 (d)	260	259	8.88%, 12/ 1/2011	225	219
SLM Corp
1.32%, 7/26/2010 (d)	650	462	Gas - Distribution (0.14%)
4.50%, 7/26/2010	175	131	National Fuel Gas Co
5.13%, 8/27/2012	500	270	5.25%, 3/ 1/2013	190	182
8.45%, 6/15/2018	250	135	Sempra Energy

		2,766	4.75%, 5/15/2009	250	250

					432

Finance - Credit Card (0.49%)
American Express Co			Gold Mining (0.09%)
7.00%, 3/19/2018	350	309	Barrick Gold Corp
6.80%, 9/ 1/2066 (d)	250	121	6.95%, 4/ 1/2019	255	256
Capital One Bank USA NA			Home Equity - Other (1.78%)
5.00%, 6/15/2009	555	553
			American Home Mortgage Investment Trust
6.50%, 6/13/2013	560	496	0.71%, 11/25/2030 (d)	651	259

		1,479	Bear Stearns Asset Backed Securities Trust

			1.12%, 3/25/2034 (d)	460	310
			0.68%, 8/25/2036 (d)	1,530	695

Schedule of Investments
Bond & Mortgage Securities Account
March 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Home Equity - Other (continued)			Life & Health Insurance (continued)
Countrywide Asset-Backed Certificates			Prudential Financial Inc (continued)
6.09%, 6/25/2021 (d)	$ 622 $	136	4.75%, 6/13/2015	$ 150 $	109
First NLC Trust			StanCorp Financial Group Inc
0.82%, 9/25/2035 (d)	617	553	6.88%, 10/ 1/2012	210	185
GMAC Mortgage Corp Loan Trust			Stingray Pass-Through Trust
5.75%, 10/25/2036	940	504	5.90%, 1/12/2015 (c)(e)	600	72
5.81%, 10/25/2036	325	126	Unum Group
GSAA Trust			5.86%, 5/15/2009	205	203

0.66%, 4/25/2047 (b)(d)	1,497	214			2,423

New Century Home Equity Loan Trust			Machinery - Material Handling (0.07%)
0.81%, 3/25/2035 (b)(d)	25	11
			Columbus McKinnon Corp/NY
Option One Mortgage Loan Trust			8.88%, 11/ 1/2013	225	209
1.57%, 5/25/2034 (d)	431	251
0.97%, 3/25/2037 (b)(d)	825	22	Medical - Drugs (0.85%)
Residential Asset Securities Corp			Elan Finance PLC/Elan Finance Corp
0.67%, 9/25/2036 (d)	750	356	7.75%, 11/15/2011	40	34
Saxon Asset Securities Trust			5.39%, 12/ 1/2013 (d)	325	226
2.22%, 3/25/2035 (d)	327	111	Novartis Securities Investment Ltd
Soundview Home Equity Loan Trust			5.13%, 2/10/2019	810	822
0.61%, 7/25/2036 (d)	212	205	Schering-Plough Corp
Specialty Underwriting & Residential Finance			5.55%, 12/ 1/2013 (d)	775	814
1.03%, 2/25/2035 (d)	263	103	Wyeth
0.75%, 3/25/2036 (d)	43	41	5.50%, 3/15/2013 (d)	650	677

WAMU Asset-Backed Certificates					2,573

0.69%, 5/25/2037 (d)	795	463
0.69%, 7/25/2047 (d)	2,000	549	Medical - HMO (0.32%)
Wells Fargo Home Equity Trust			Aetna Inc
0.81%, 10/25/2035 (d)(e)	662	446	6.75%, 12/15/2037	430	360

		5,355	Centene Corp

			7.25%, 4/ 1/2014	100	88
Home Equity - Sequential (0.12%)			Health Net Inc
Countrywide Asset-Backed Certificates			6.38%, 6/ 1/2017	335	232
5.39%, 4/25/2036	671	190	Humana Inc
5.51%, 8/25/2036	588	162	8.15%, 6/15/2038	295	218

		352	UnitedHealth Group Inc

			4.88%, 2/15/2013	80	78

Independent Power Producer (0.11%)
NRG Energy Inc					976

7.25%, 2/ 1/2014	350	329	Medical - Hospitals (0.43%)
			Community Health Systems Inc
Investment Companies (0.13%)			8.88%, 7/15/2015	355	336
Xstrata Finance Dubai Ltd			HCA Inc
1.58%, 11/13/2009 (d)(e)	400	394	7.88%, 2/ 1/2011	20	19
			9.25%, 11/15/2016	835	760
Life & Health Insurance (0.81%)			9.88%, 2/15/2017 (e)	200	189

Hartford Life Global Funding Trusts
1.49%, 9/15/2009 (d)	950	896			1,304

Lincoln National Corp			Medical - Outpatient & Home Medical Care (0.13%)
5.65%, 8/27/2012	200	90	Select Medical Corp
New York Life Global Funding			7.63%, 2/ 1/2015	600	388
4.65%, 5/ 9/2013 (e)	341	332
Prudential Financial Inc			Medical - Wholesale Drug Distribution (0.11%)
5.10%, 12/14/2011	465	416	AmerisourceBergen Corp
5.80%, 6/15/2012	150	120	5.63%, 9/15/2012	320	316

Schedule of Investments
Bond & Mortgage Securities Account
March 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Medical Instruments (0.16%)			Mortgage Backed Securities (continued)
Boston Scientific Corp			Banc of America Commercial Mortgage Inc
4.25%, 1/12/2011	$ 110 $	104	(continued)
6.40%, 6/15/2016	400	372	5.63%, 4/10/2049	$ 1,000 $	817

		476	5.69%, 4/10/2049 (d)	1,000	725

			5.66%, 6/10/2049 (d)	1,975	1,339
Medical Laboratory & Testing Service (0.87%)			5.49%, 2/10/2051	1,115	720
Quest Diagnostics Inc
5.45%, 11/ 1/2015	175	165	5.74%, 2/10/2051 (d)	985	700
6.40%, 7/ 1/2017	105	100	Banc of America Funding Corp
			0.62%, 7/20/2036 (d)	981	840
Roche Holdings Inc
6.00%, 3/ 1/2019 (e)	2,285	2,352	Banc of America Mortgage Securities Inc

			4.11%, 6/25/2034 (d)	264	256
		2,617	Bear Stearns Alt-A Trust

Medical Products (0.28%)			0.68%, 11/25/2036 (d)	238	85
Angiotech Pharmaceuticals Inc			0.69%, 4/25/2037 (d)	771	205
5.01%, 12/ 1/2013 (d)	450	293	Bear Stearns Asset Backed Securities Trust
Biomet Inc			0.75%, 4/25/2036 (d)	1,025	413
10.00%, 10/15/2017	90	89	Bear Stearns Commercial Mortgage Securities
Hospira Inc			7.00%, 5/20/2030	330	337
1.71%, 3/30/2010 (d)	500	466	0.47%, 5/11/2039 (d)(e)	2,240	22

		848	Bear Stearns Mortgage Funding Trust

Metal - Copper (0.03%)			0.73%, 7/25/2036 (d)	1,793	769
Freeport-McMoRan Copper & Gold Inc			Bella Vista Mortgage Trust
7.08%, 4/ 1/2015 (d)	100	82	0.79%, 5/20/2045 (b)(d)	211	82
			Chase Commercial Mortgage Securities Corp
Metal - Diversified (0.07%)			7.63%, 7/15/2032	900	908
Falconbridge Ltd			Chase Mortgage Finance Corp
5.38%, 6/ 1/2015	135	91	5.43%, 3/25/2037 (d)	1,176	607
Vedanta Resources PLC			Citigroup Commercial Mortgage Trust
6.63%, 2/22/2010 (e)	30	29	0.51%, 10/15/2049 (d)	13,059	235
Xstrata Canada Corp			5.70%, 12/10/2049 (d)	500	344
7.25%, 7/15/2012	120	102	Citigroup/Deutsche Bank Commercial

		222	Mortgage Trust

			5.89%, 11/15/2044	750	537
Miscellaneous Manufacturers (0.02%)			0.42%, 10/15/2048 (b)(d)	21,656	334
Trimas Corp			0.34%, 12/11/2049 (d)	18,052	215
9.88%, 6/15/2012	147	72	5.21%, 12/11/2049	250	200
			5.32%, 12/11/2049	250	166
Money Center Banks (0.17%)
Comerica Bank			Commercial Mortgage Loan Trust
0.65%, 5/10/2010 (d)	250	228	6.02%, 9/10/2017 (d)	470	275
			Commercial Mortgage Pass Through Certificates
5.75%, 11/21/2016	105	78	5.00%, 5/10/2043 (d)	400	107
Rabobank Capital Funding Trust			0.08%, 12/10/2046 (d)(e)	12,084	83
5.25%, 12/29/2049 (d)(e)	475	214

		520	5.82%, 12/10/2049 (d)	1,075	782

			5.82%, 12/10/2049 (d)	1,120	144
Mortgage Backed Securities (19.57%)			Countrywide Alternative Loan Trust
Banc of America Commercial Mortgage Inc			2.94%, 7/20/2035 (d)	258	79
4.97%, 7/10/2043	365	93	0.79%, 7/25/2046 (d)	263	46
5.33%, 9/10/2045	930	844	Countrywide Home Loan Mortgage Pass
0.06%, 10/10/2045	187,733	497	Through Trust
5.31%, 10/10/2045 (d)	390	337	0.72%, 4/25/2046 (d)	1,105	393
5.68%, 7/10/2046 (d)	750	335	Credit Suisse Mortgage Capital Certificates
5.67%, 1/15/2049 (d)(e)	185	10	5.83%, 6/15/2038 (d)	615	414
			5.72%, 6/15/2039 (d)	665	399

Schedule of Investments
Bond & Mortgage Securities Account
March 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Mortgage Backed Securities (continued)			Mortgage Backed Securities (continued)
Credit Suisse Mortgage Capital Certificates			Greenwich Capital Commercial Funding Corp
(continued)			0.21%, 6/10/2036 (d)(e)	$ 23,381 $	150
0.57%, 9/15/2039 (e)	$ 13,977 $	280	5.92%, 7/10/2038 (d)	660	325
5.47%, 9/15/2039	500	330	0.32%, 3/10/2039 (b)(d)(e)	13,447	163
0.12%, 12/15/2039	4,071	39	GS Mortgage Securities Corp II
0.66%, 12/15/2039 (d)	17,008	394	0.67%, 11/10/2039 (e)	7,430	164
5.38%, 2/15/2040 (d)	150	91	5.56%, 11/10/2039 (d)	2,330	1,750
5.69%, 9/15/2040 (d)	600	392	5.80%, 8/10/2045 (d)	1,325	904
5.87%, 9/15/2040	900	352	5.80%, 8/10/2045 (d)	350	130
6.22%, 2/15/2041 (d)(e)	525	194	GSR Mortgage Loan Trust
CS First Boston Mortgage Securities Corp			0.88%, 12/25/2035 (d)	89	34
1.09%, 3/15/2036 (d)(e)	2,463	24	0.78%, 8/25/2046 (b)(d)	1,595	261
0.23%, 5/15/2036 (d)(e)	3,821	23	Harborview Mortgage Loan Trust
0.50%, 7/15/2036 (d)(e)	3,513	47	0.80%, 3/19/2037 (d)	678	247
0.36%, 11/15/2037 (d)(e)	7,305	101	Homebanc Mortgage Trust
7.86%, 9/15/2041 (d)	160	158	0.86%, 1/25/2036 (d)	1,410	253
DLJ Commercial Mortgage Corp			Impac CMB Trust
7.34%, 10/10/2032	99	99	1.52%, 10/25/2033 (d)	84	51
Downey Savings & Loan Association Mortgage			1.50%, 10/25/2034 (b)(d)	309	86
Loan Trust			1.28%, 1/25/2035 (d)	138	68
0.82%, 4/19/2047 (d)	976	169	0.83%, 4/25/2035 (d)	124	25
Fannie Mae			0.95%, 4/25/2035 (d)	139	28
0.82%, 2/25/2018 (d)	256	257	0.82%, 8/25/2035 (d)	225	40
0.77%, 11/25/2022 (d)	272	269	Impac Secured Assets CMN Owner Trust
0.72%, 1/25/2023 (d)	392	387	0.68%, 3/25/2037 (d)	1,660	341
0.82%, 2/25/2032 (d)	392	383	Indymac Index Mortgage Loan Trust
0.77%, 3/25/2035 (d)	362	350	0.75%, 4/25/2035 (d)	177	76
6.80%, 3/25/2039	553	553	0.85%, 4/25/2035 (d)	157	29
6.44%, 4/25/2039 (c)	365	369	0.70%, 1/25/2037 (d)	1,620	555
6.50%, 2/25/2047	340	364	0.76%, 6/25/2037 (b)(d)	1,261	538
Fannie Mae Whole Loan			JP Morgan Alternative Loan Trust
0.72%, 5/25/2035 (d)	494	434	0.67%, 3/25/2037 (d)	1,425	227
First Union National Bank Commercial			JP Morgan Chase Commercial Mortgage
Mortgage			Securities Corp
8.09%, 5/17/2032	275	271	5.72%, 11/15/2017	1,000	597
Freddie Mac			1.22%, 10/12/2035 (d)(e)	4,359	111
1.01%, 6/15/2023 (d)	382	375	5.02%, 1/12/2037	150	60
5.50%, 9/15/2031 (d)	950	987	5.12%, 9/12/2037 (d)	275	63
GE Capital Commercial Mortgage Corp			1.11%, 1/12/2039 (d)(e)	3,004	52
0.22%, 5/10/2014	30,100	234	5.45%, 6/12/2041 (d)	775	337
5.61%, 4/10/2017 (d)	1,420	587	0.27%, 1/15/2042 (d)(e)	7,588	84
0.54%, 3/10/2040 (d)(e)	6,203	66	5.59%, 5/12/2045 (d)	540	254
Ginnie Mae			5.44%, 5/15/2045 (d)	525	226
1.07%, 2/16/2047 (d)	5,681	274
			5.30%, 5/15/2047 (b)(d)	500	412
0.82%, 3/16/2047 (d)	4,814	252
			5.82%, 6/15/2049 (d)	475	197
GMAC Commercial Mortgage Securities Inc
0.81%, 3/10/2038 (d)(e)	3,164	47	6.10%, 2/12/2051 (d)	700	161
Greenpoint Mortgage Funding Trust			6.20%, 2/12/2051 (e)	550	70
0.79%, 6/25/2045 (d)	216	71	5.88%, 2/15/2051	1,700	1,202
0.82%, 6/25/2045 (d)	204	35	JP Morgan Mortgage Trust
0.83%, 10/25/2045 (d)	250	106	4.95%, 11/25/2035 (d)	1,100	763
			5.82%, 6/25/2036 (d)	340	153

Schedule of Investments
Bond & Mortgage Securities Account
March 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Mortgage Backed Securities (continued)			Mortgage Backed Securities (continued)
JP Morgan Mortgage Trust (continued)			Nomura Asset Acceptance Corp
5.96%, 6/25/2036 (d)	$ 198 $	143	0.87%, 2/25/2035 (d)	$ 63 $	39
5.95%, 8/25/2036 (d)	1,575	643	Residential Accredit Loans Inc
6.00%, 8/25/2036 (d)	433	263	0.67%, 2/25/2037 (d)	602	178
5.55%, 10/25/2036 (d)	1,685	833	0.71%, 7/25/2037 (b)(d)	702	308
5.69%, 4/25/2037 (d)	550	236	0.67%, 2/25/2047 (d)	1,734	639
5.69%, 4/25/2037 (d)	540	262	Sequoia Mortgage Trust
LB Commercial Conduit Mortgage Trust			0.78%, 2/20/2035 (d)	182	102
5.93%, 7/15/2044 (d)	175	126	Structured Adjustable Rate Mortgage Loan Trust
LB-UBS Commercial Mortgage Trust			1.22%, 8/25/2034 (b)(d)	621	30
0.51%, 3/15/2036 (d)(e)	2,146	48	5.25%, 12/25/2035	333	151
1.05%, 3/15/2036 (d)(e)	1,472	27	5.25%, 2/25/2036 (d)	439	246
0.51%, 8/15/2036 (d)(e)	2,363	28	0.71%, 7/25/2037 (d)	1,193	440
5.41%, 9/15/2039 (d)	235	108	Structured Asset Mortgage Investments Inc
0.51%, 2/15/2040 (d)	23,349	408	0.75%, 5/25/2045 (d)	1,354	555
5.43%, 2/15/2040	250	167	Structured Asset Securities Corp
			5.50%, 6/25/2036 (d)	1,000	256
5.46%, 2/15/2040 (d)	2,098	933
			Wachovia Bank Commercial Mortgage Trust
5.48%, 2/15/2040	650	152	0.29%, 11/15/2035 (e)	12,436	98
5.56%, 2/15/2040 (d)	1,075	209	0.42%, 10/15/2041 (d)(e)	14,896	130
5.86%, 7/15/2040 (d)	670	460	5.25%, 12/15/2043	695	520
6.24%, 7/17/2040 (d)	675	84	5.34%, 12/15/2043 (d)	1,750	1,092
6.15%, 4/15/2041 (d)	395	122	5.48%, 12/15/2043	205	26
5.87%, 9/15/2045 (d)	2,265	1,587	5.60%, 12/15/2043	540	32
6.25%, 9/15/2045 (d)	440	72	5.56%, 3/15/2045	675	512
Lehman XS Trust			5.80%, 7/15/2045	1,000	480
0.74%, 6/25/2047 (d)	1,830	634
			5.82%, 5/15/2046 (d)	760	355
Merrill Lynch Alternative Note Asset Trust
0.73%, 4/25/2037 (b)(d)	1,550	211	WAMU Commercial Mortgage Securities Trust
			3.83%, 1/25/2035 (e)	181	175
Merrill Lynch Mortgage Trust
5.78%, 8/12/2016	830	399	WaMu Mortgage Pass Through Certificates
			1.16%, 12/25/2027 (b)(d)	474	336
5.61%, 5/12/2039 (d)	795	711
			3.79%, 6/25/2034 (d)	745	733
0.44%, 2/12/2042 (d)	11,235	107
			4.68%, 5/25/2035 (d)	260	179
Merrill Lynch/Countrywide Commercial
Mortgage Trust			5.68%, 6/25/2037 (d)	429	224
5.46%, 7/12/2046 (d)	735	339	0.92%, 7/25/2044 (d)	140	60
0.54%, 8/12/2048 (d)	8,091	159	0.83%, 1/25/2045 (d)	181	72
5.70%, 9/12/2049	400	256	1.05%, 1/25/2045 (d)	489	66
0.15%, 12/12/2049 (d)(e)	7,026	60	0.75%, 4/25/2045 (d)	99	40
5.11%, 12/12/2049 (d)	795	685	0.79%, 4/25/2045 (d)	99	29
5.39%, 12/12/2049 (d)(e)	435	48	0.81%, 7/25/2045 (d)	247	103
5.75%, 6/12/2050 (d)	1,120	129	0.77%, 11/25/2045 (d)	117	105
Morgan Stanley Capital I			0.90%, 11/25/2045 (b)(d)	751	568
7.11%, 4/15/2033	72	72	Washington Mutual Alternative Mortgage
0.99%, 1/13/2041 (d)(e)	1,996	43	Pass-Through Certificates
0.74%, 5/24/2043 (d)(e)	1,200	789	0.77%, 2/25/2036 (d)	249	89
0.12%, 12/15/2043 (d)(e)	8,610	66	0.80%, 6/25/2046 (d)	1,410	207
5.36%, 3/15/2044 (d)	1,500	993	0.70%, 1/25/2047 (d)	998	191
0.90%, 8/25/2046 (d)	1,500	19	Wells Fargo Mortgage Backed Securities Trust
			0.82%, 1/25/2034 (d)	97	96

5.63%, 4/12/2049 (d)	750	486
					58,933

5.63%, 4/12/2049 (d)	720	109

Schedule of Investments
Bond & Mortgage Securities Account
March 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Multi-Line Insurance (0.72%)			Office Furnishings - Original (0.04%)
AXA SA			Steelcase Inc
8.60%, 12/15/2030	$ 300 $	212	6.50%, 8/15/2011	$ 135 $	134
CNA Financial Corp
6.00%, 8/15/2011	375	327	Oil - Field Services (0.17%)
Genworth Financial Inc			Halliburton Co
6.15%, 11/15/2066 (d)	470	61	7.45%, 9/15/2039	125	125
ING Groep NV			Key Energy Services Inc
5.78%, 12/ 8/2035	925	254	8.38%, 12/ 1/2014	250	158
MetLife Inc			Weatherford International Ltd
6.50%, 12/15/2032	240	179	9.88%, 3/ 1/2039	230	226

Metropolitan Life Global Funding I					509

1.28%, 5/17/2010 (d)(e)	1,125	1,062	Oil Company - Exploration & Production (1.30%)
XL Capital Ltd			Anadarko Petroleum Corp
6.50%, 12/31/2049 (d)	300	57	5.95%, 9/15/2016	475	409

		2,152	6.45%, 9/15/2036	155	108

Multimedia (0.76%)			Canadian Natural Resources Ltd
News America Inc			5.15%, 2/ 1/2013	265	251
6.90%, 3/ 1/2019 (e)	1,070	998	6.25%, 3/15/2038	325	250
Quebecor Media Inc			Chesapeake Energy Corp
7.75%, 3/15/2016	300	228	7.63%, 7/15/2013	510	469
Time Warner Inc			9.50%, 2/15/2015	35	34
1.46%, 11/13/2009 (d)	825	810	7.25%, 12/15/2018	215	177
Viacom Inc			Compton Petroleum Finance Corp
5.75%, 4/30/2011	225	219	7.63%, 12/ 1/2013	185	58
Vivendi SA			Denbury Resources Inc
5.75%, 4/ 4/2013 (e)	30	28	9.75%, 3/ 1/2016	280	270

		2,283	Devon Energy Corp

Music (0.09%)			6.30%, 1/15/2019	110	107
WMG Acquisition Corp			KazMunaiGaz Finance Sub BV
7.38%, 4/15/2014	290	199	9.13%, 7/ 2/2018 (e)	100	73
WMG Holdings Corp			KCS Energy Inc
0.00%, 12/15/2014 (a)(d)	204	74	7.13%, 4/ 1/2012	150	136

		273	Pemex Project Funding Master Trust

			6.63%, 6/15/2035	155	111
Mutual Insurance (0.09%)			PetroHawk Energy Corp
Liberty Mutual Group Inc			9.13%, 7/15/2013	215	206
7.00%, 3/15/2037 (d)(e)	375	135	10.50%, 8/ 1/2014 (e)	95	95
10.75%, 6/15/2058 (d)(e)	295	145	7.88%, 6/ 1/2015 (e)	120	106

		280	Petroleum Development Corp

Networking Products (0.47%)			12.00%, 2/15/2018	240	158
Cisco Systems Inc			Pioneer Natural Resources Co
5.90%, 2/15/2039	1,545	1,420	6.65%, 3/15/2017	180	137
			Plains Exploration & Production Co
Non-Hazardous Waste Disposal (0.05%)			7.75%, 6/15/2015	110	95
WCA Waste Corp			10.00%, 3/ 1/2016	260	246
9.25%, 6/15/2014 (b)	200	146	Southwestern Energy Co
			7.50%, 2/ 1/2018 (e)	150	145
Office Automation & Equipment (0.05%)			Swift Energy Co
Xerox Corp			7.13%, 6/ 1/2017	475	276

6.40%, 3/15/2016	200	152			3,917

Schedule of Investments
Bond & Mortgage Securities Account
March 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Oil Company - Integrated (0.40%)			Pipelines (continued)
ConocoPhillips			Kinder Morgan Energy Partners LP
5.75%, 2/ 1/2019	$ 350 $	352	9.00%, 2/ 1/2019	$ 210 $	224
Petrobras International Finance Co			7.40%, 3/15/2031	400	357
7.88%, 3/15/2019	120	124	MarkWest Energy Partners LP / MarkWest
Petro-Canada			Energy Finance Corp
6.05%, 5/15/2018	400	344	8.75%, 4/15/2018	180	125
Suncor Energy Inc			ONEOK Partners LP
6.50%, 6/15/2038	170	123	6.85%, 10/15/2037	150	115
6.85%, 6/ 1/2039	350	265	Regency Energy Partners LP/Regency Energy

		1,208	Finance Corp

			8.38%, 12/15/2013	180	153
Oil Refining & Marketing (0.04%)			Rockies Express Pipeline LLC
Tesoro Corp			5.10%, 8/20/2009 (d)(e)	400	400
6.63%, 11/ 1/2015	155	122	Tennessee Gas Pipeline Co
			8.00%, 2/ 1/2016 (e)	35	35
Paper & Related Products (0.05%)			TEPPCO Partners LP
Cascades Inc			7.63%, 2/15/2012	155	153
7.25%, 2/15/2013	185	103	TransCanada Pipelines Ltd
Catalyst Paper Corp			7.13%, 1/15/2019	300	313
8.63%, 6/15/2011	90	41	6.20%, 10/15/2037	400	339

		144	Transportadora de Gas del Sur SA

Pharmacy Services (0.03%)			7.88%, 5/14/2017 (e)	233	133

Omnicare Inc					4,661

6.88%, 12/15/2015	100	89	Printing - Commercial (0.17%)
			Cadmus Communications Corp
Physician Practice Management (0.09%)			8.38%, 6/15/2014	150	78
US Oncology Inc			RR Donnelley & Sons Co
9.00%, 8/15/2012	120	117	11.25%, 2/ 1/2019	370	320
10.75%, 8/15/2014	160	147	Sheridan Group Inc/The

		264	10.25%, 8/15/2011	200	117

Pipelines (1.55%)					515

Atlas Pipeline Partners LP			Private Corrections (0.08%)
8.75%, 6/15/2018	215	120	Corrections Corp of America
Copano Energy LLC / Copano Energy Finance			7.50%, 5/ 1/2011	250	251
Corp
8.13%, 3/ 1/2016	325	275	Property & Casualty Insurance (0.39%)
7.75%, 6/ 1/2018 (e)	65	52	Crum & Forster Holdings Corp
DCP Midstream LLC			7.75%, 5/ 1/2017	200	156
9.75%, 3/15/2019 (e)	145	144	QBE Insurance Group Ltd
El Paso Corp			9.75%, 3/14/2014 (e)	255	255
8.25%, 2/15/2016	80	75	Travelers Cos Inc/The
7.25%, 6/ 1/2018	340	289	6.25%, 3/15/2067 (d)	1,050	557
Enbridge Energy Partners LP			WR Berkley Corp
9.88%, 3/ 1/2019	345	356	6.25%, 2/15/2037	310	208

7.50%, 4/15/2038	400	319			1,176

Energy Transfer Partners LP
9.70%, 3/15/2019	200	212	Publishing - Periodicals (0.07%)
Enterprise Products Operating LLC			Dex Media Inc
9.75%, 1/31/2014	220	242	8.00%, 11/15/2013	175	22
6.50%, 1/31/2019	130	119	Idearc Inc
			8.00%, 11/15/2016 (a)	175	4
Holly Energy Partners LP
6.25%, 3/ 1/2015	150	111

Schedule of Investments
Bond & Mortgage Securities Account
March 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Publishing - Periodicals (continued)			REITS - Mortgage (0.37%)
Nielsen Finance LLC / Nielsen Finance Co			iStar Financial Inc
10.00%, 8/ 1/2014	$ 215 $	185	1.66%, 9/15/2009 (d)	$ 425 $	361

		211	1.63%, 3/ 9/2010 (d)	850	561

Quarrying (0.29%)			5.85%, 3/15/2017	670	195

Compass Minerals International Inc					1,117

12.00%, 6/ 1/2013 (d)	104	108	REITS - Office Property (0.14%)
Vulcan Materials Co			Brandywine Operating Partnership LP
2.57%, 12/15/2010 (d)	775	770	5.63%, 12/15/2010	225	201

		878	HRPT Properties Trust

Radio (0.05%)			1.92%, 3/16/2011 (d)	288	221

Entercom Radio LLC / Entercom Capital Inc					422

7.63%, 3/ 1/2014	250	138	REITS - Regional Malls (0.04%)
			Simon Property Group LP
Real Estate Operator & Developer (0.06%)			4.60%, 6/15/2010	115	108
Regency Centers LP
8.45%, 9/ 1/2010	180	169	REITS - Shopping Centers (0.11%)
			Developers Diversified Realty Corp
Regional Banks (1.89%)			5.25%, 4/15/2011	705	336
BAC Capital Trust XIII
1.72%, 3/15/2043 (d)	700	132	REITS - Warehouse & Industrial (0.31%)
BAC Capital Trust XIV			ProLogis
5.63%, 3/15/2043 (d)	194	43	1.50%, 8/24/2009 (d)	1,000	936
Capital One Financial Corp
1.57%, 9/10/2009 (d)	750	726	Rental - Auto & Equipment (0.54%)
5.70%, 9/15/2011	310	279	Erac USA Finance Co
JP Morgan Chase Bank NA			1.42%, 4/30/2009 (d)(e)	1,125	1,117
6.00%, 10/ 1/2017	1,350	1,266	1.51%, 8/28/2009 (b)(d)(e)	375	361
NB Capital Trust II			H&E Equipment Services Inc
7.83%, 12/15/2026	700	294	8.38%, 7/15/2016	165	104
PNC Funding Corp			Hertz Corp/The
1.31%, 1/31/2012 (d)	1,000	813	8.88%, 1/ 1/2014	55	33
PNC Preferred Funding Trust I			United Rentals North America Inc
8.70%, 2/28/2049 (d)(e)	400	180	6.50%, 2/15/2012	20	16

SunTrust Preferred Capital I					1,631

5.85%, 12/31/2049 (d)	275	69
Wachovia Corp			Retail - Automobile (0.04%)
5.75%, 2/ 1/2018	440	390	Penske Auto Group Inc
Wells Fargo & Co			7.75%, 12/15/2016	250	125
1.47%, 8/20/2010 (d)	120	113
			Retail - Discount (0.03%)
5.25%, 10/23/2012	500	486
			Dollar General Corp
5.63%, 12/11/2017	1,000	912	11.88%, 7/15/2017	100	98

		5,703

REITS - Healthcare (0.04%)			Retail - Drug Store (0.68%)
Nationwide Health Properties Inc			CVS Caremark Corp
6.50%, 7/15/2011	115	105	1.56%, 6/ 1/2010 (d)	935	901
			6.60%, 3/15/2019	1,140	1,149

REITS - Hotels (0.02%)					2,050

Host Hotels & Resorts LP			Retail - Propane Distribution (0.02%)
7.13%, 11/ 1/2013	75	61
			Inergy LP/Inergy Finance Corp
			8.75%, 3/ 1/2015 (e)	75	72

Schedule of Investments
Bond & Mortgage Securities Account
March 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Retail - Restaurants (0.02%)			Special Purpose Entity (continued)
Landry's Restaurants Inc			AGFC Capital Trust I
14.00%, 8/15/2011 (e)	$ 80 $	70	6.00%, 1/15/2067 (d)(e)	$ 160 $	14
			BAE Systems Holdings Inc
Rubber - Tires (0.05%)			6.40%, 12/15/2011 (e)	525	557
Goodyear Tire & Rubber Co/The			Capital One Capital IV
8.63%, 12/ 1/2011	170	141	6.75%, 2/17/2037	120	41
			Fresenius US Finance II Inc
Satellite Telecommunications (0.35%)			9.00%, 7/15/2015 (e)	85	88
Intelsat Bermuda Ltd			Goldman Sachs Capital I
11.25%, 2/ 4/2017 (d)(e)	335	278	6.35%, 2/15/2034	125	74
11.50%, 2/ 4/2017 (e)	90	54	Goldman Sachs Capital II
Intelsat Subsidiary Holding Co Ltd			5.79%, 12/29/2049 (d)	200	83
8.88%, 1/15/2015 (e)	420	392	ING USA Global Funding Trust
8.88%, 1/15/2015 (e)	195	181	1.70%, 10/ 9/2009 (d)	700	690
Telesat Canada/Telesat LLC			John Hancock Global Funding II
11.00%, 11/ 1/2015 (e)	170	141	1.60%, 4/ 3/2009 (d)(e)	950	950

		1,046	Universal City Development Partners Ltd

			11.75%, 4/ 1/2010	200	172
Schools (0.05%)
			Williams Cos Inc Credit Linked Certificate
Knowledge Learning Corp Inc			Trust/The
7.75%, 2/ 1/2015 (e)	175	141	4.42%, 5/ 1/2009 (d)(e)	120	120

					2,944

Seismic Data Collection (0.05%)
Cie Generale de Geophysique-Veritas			Specified Purpose Acquisition (0.10%)
7.50%, 5/15/2015	200	158	ESI Tractebel Acquisition Corp
			7.99%, 12/30/2011	320	314
Sovereign (0.37%)
Brazilian Government International Bond			Steel - Producers (0.29%)
7.88%, 3/ 7/2015	135	149	Evraz Group SA
8.88%, 10/14/2019	40	47	9.50%, 4/24/2018 (e)	100	55
El Salvador Government International Bond			Ispat Inland ULC
7.65%, 6/15/2035 (e)	25	18	9.75%, 4/ 1/2014	660	601
Indonesia Government International Bond			Steel Dynamics Inc
11.63%, 3/ 4/2019 (e)	112	122	6.75%, 4/ 1/2015	210	142
7.75%, 1/17/2038 (e)	300	231	7.75%, 4/15/2016 (e)	100	69

Mexico Government International Bond					867

5.88%, 1/15/2014	70	72	Steel Pipe & Tube (0.03%)
Panama Government International Bond			Mueller Water Products Inc
6.70%, 1/26/2036	35	31	7.38%, 6/ 1/2017	200	103
Philippine Government International Bond
9.88%, 1/15/2019	20	24	Telecommunication Services (0.37%)
Republic of Peru			Digicel Group Ltd
7.13%, 3/30/2019	138	140	9.13%, 1/15/2015 (e)	200	122
Russia Government International Bond			Fairpoint Communications Inc
7.50%, 3/31/2030 (e)	157	148	13.13%, 4/ 1/2018 (e)	315	60
Turkey Government International Bond			Globo Comunicacoe e Participacoes SA
6.88%, 3/17/2036	150	119	7.25%, 4/26/2022 (e)	120	103
Venezuela Government International Bond			MasTec Inc
9.25%, 9/15/2027	5	3	7.63%, 2/ 1/2017	175	142

		1,104	Maxcom Telecomunicaciones SAB de CV

Special Purpose Entity (0.98%)			11.00%, 12/15/2014	20	12
AES Red Oak LLC			Qwest Corp
8.54%, 11/30/2019	170	155	7.88%, 9/ 1/2011	200	197
			8.88%, 3/15/2012 (d)	75	74

Schedule of Investments
Bond & Mortgage Securities Account
March 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Telecommunication Services (continued)			Tobacco (continued)
Telcordia Technologies Inc			Altria Group Inc (continued)
4.84%, 7/15/2012 (b)(d)(e)	$ 400 $	218	9.95%, 11/10/2038	$ 2,100 $	2,096
West Corp			BAT International Finance PLC
9.50%, 10/15/2014	250	174	9.50%, 11/15/2018 (e)	155	176

		1,102	Reynolds American Inc

			7.25%, 6/ 1/2013	415	396

Telephone - Integrated (3.15%)
					2,864

AT&T Inc
5.80%, 2/15/2019	75	73	Tools - Hand Held (0.21%)
6.50%, 9/ 1/2037	410	370	Snap-On Inc
6.55%, 2/15/2039	755	685	1.48%, 1/12/2010 (d)	625	619
Koninklijke KPN NV
8.38%, 10/ 1/2030	150	155	Transport - Rail (0.44%)
Level 3 Financing Inc			CSX Corp
9.25%, 11/ 1/2014	355	245	7.38%, 2/ 1/2019	820	760
Qwest Capital Funding Inc			CSX Transportation Inc
7.00%, 8/ 3/2009	910	908	6.25%, 1/15/2023	481	473
Qwest Communications International Inc			Union Pacific Railroad Co 2003 Pass Through
7.25%, 2/15/2011	250	241	Trust
			4.70%, 1/ 2/2024	106	96

Sprint Nextel Corp
1.63%, 6/28/2010 (d)	130	120			1,329

6.00%, 12/ 1/2016	470	336	Transport - Services (0.05%)
Telecom Italia Capital SA			FedEx Corp
1.65%, 2/ 1/2011 (d)	200	174	3.50%, 4/ 1/2009	145	145
1.75%, 7/18/2011 (d)	450	389
5.25%, 11/15/2013	780	701	Wire & Cable Products (0.04%)
7.72%, 6/ 4/2038	10	8	Coleman Cable Inc
Telefonica Emisiones SAU			9.88%, 10/ 1/2012	200	114
1.55%, 2/ 4/2013 (d)	375	328
			Wireless Equipment (0.03%)
7.05%, 6/20/2036	125	129
			Crown Castle International Corp
Verizon Communications Inc			9.00%, 1/15/2015	80	80

6.35%, 4/ 1/2019	4,120	4,070
7.35%, 4/ 1/2039	265	258	TOTAL BONDS	$ 211,312

Windstream Corp			SENIOR FLOATING RATE INTERESTS (1.15%)
8.63%, 8/ 1/2016	285	280	Aerospace & Defense (0.03%)

		9,470	Hawker Beechcraft Inc, Term Loan B

			2.80%, 3/26/2014 (d)	212	95
Television (0.10%)
			Hawker Beechcraft Inc, Term Loan LOC
Videotron Ltee			5.56%, 3/26/2014 (d)	12	6

6.88%, 1/15/2014	150	142
					101

9.13%, 4/15/2018 (e)	115	117
9.13%, 4/15/2018 (e)	55	56	Auto - Car & Light Trucks (0.14%)

		315	Ford Motor Co, Term Loan B

			5.00%, 12/16/2013 (d)	895	429
Theaters (0.13%)
AMC Entertainment Inc			Auto/Truck Parts & Equipment - Replacement (0.11%)
11.00%, 2/ 1/2016	285	259	Allison Transmission Inc, Term Loan B
Cinemark Inc			3.29%, 8/ 7/2014 (d)	483	321
9.75%, 3/15/2014 (d)	140	132

		391	Cable TV (0.15%)

Tobacco (0.95%)			CSC Holdings Inc, Term Loan B
			2.21%, 3/30/2013 (d)	497	452
Altria Group Inc
9.70%, 11/10/2018	180	196

Schedule of Investments
Bond & Mortgage Securities Account
March 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

SENIOR FLOATING RATE INTERESTS (continued)			U.S. GOVERNMENT & GOVERNMENT AGENCY
Data Processing & Management (0.09%)			OBLIGATIONS (continued)
First Data Corporation, Term Loan B1			Federal Home Loan Mortgage Corporation
3.22%, 12/24/2014 (d)	$ 395 $	266	(FHLMC) (continued)
			5.00%, 4/ 1/2039 (g)	$ 1,360 $	1,403
Diversified Operations & Commercial Services (0.07%)			5.50%, 4/ 1/2039 (g)	10,940	11,350
Aramark Corp, Term Loan B			6.00%, 4/ 1/2039 (g)	5,790	6,052
3.33%, 1/26/2014 (d)	235	204	6.50%, 4/ 1/2039 (g)	2,385	2,514
Aramark Corp, Term Loan LOC			6.50%, 4/ 1/2016	32	34
3.33%, 1/26/2014 (d)	15	13	5.00%, 5/ 1/2018	1,772	1,853

		217	5.50%, 6/ 1/2024	2,032	2,118

Independent Power Producer (0.03%)			6.50%, 3/ 1/2029	34	36
NRG Energy Inc, Term Loan			6.50%, 5/ 1/2029	49	52
2.96%, 2/ 1/2013 (d)	33	30	7.00%, 12/ 1/2029	72	78
NRG Energy Inc, Term Loan B			7.50%, 4/ 1/2030	29	32
2.74%, 2/ 1/2013 (d)	62	55	7.00%, 6/ 1/2030	9	10

		85	7.50%, 9/ 1/2030	21	22

Machinery - General Industry (0.06%)			8.00%, 9/ 1/2030	91	99
Manitowoc Company Inc, Term Loan B			7.00%, 12/ 1/2030	10	10
6.52%, 4/14/2014 (d)	250	177	7.00%, 1/ 1/2031	18	20
			7.00%, 1/ 1/2031	6	6
Medical Products (0.03%)			7.00%, 2/ 1/2031	11	12
Biomet Inc, Term Loan B			6.00%, 3/ 1/2031	100	105
4.46%, 3/25/2015 (d)	100	90	7.50%, 3/ 1/2031	84	91
			6.00%, 4/ 1/2031	11	11
Music (0.06%)
			6.50%, 4/ 1/2031	26	27
WMG Acquisition Corp; Term Loan
2.96%, 2/28/2010 (d)	199	174	7.00%, 6/ 1/2031	14	15
			7.00%, 12/ 1/2031	154	166
Property & Casualty Insurance (0.12%)			6.50%, 2/ 1/2032	56	59
Asurion Corp, Term Loan B			6.50%, 5/ 1/2032	170	181
7.03%, 7/ 7/2015 (d)	500	361	6.50%, 5/ 1/2032	45	48
			6.00%, 6/ 1/2032	276	290
Publishing - Periodicals (0.07%)			6.00%, 10/ 1/2032	217	228
Nielsen Finance LLC / Nielsen Finance Corp,			5.50%, 3/ 1/2033	1,397	1,455
Term Loan B
2.53%, 8/ 9/2013 (d)	249	193	6.50%, 4/ 1/2035	93	99
			5.00%, 7/ 1/2035	293	303
Retail - Building Products (0.05%)			5.00%, 10/ 1/2035	583	603
HD Supply Inc, Term Loan B			6.00%, 8/ 1/2036	278	291
1.73%, 8/30/2012 (d)	199	161	5.00%, 6/ 1/2037	615	635
			5.50%, 4/ 1/2038	528	548
Satellite Telecommunications (0.14%)			5.50%, 5/ 1/2038	1,150	1,194
Telesat Canada Inc, Term Loan B
4.18%, 9/ 1/2014 (d)	456	398	5.71%, 2/ 1/2034 (d)	12	12
Telesat Canada Inc, Term Loan DD			4.66%, 8/ 1/2035 (d)	292	297
4.46%, 10/31/2014 (d)	39	34	6.49%, 7/ 1/2036 (d)	733	757

		432	6.51%, 1/ 1/2037 (d)	559	580

			5.63%, 2/ 1/2037 (d)	849	881
TOTAL SENIOR FLOATING RATE INTERESTS	$ 3,459		5.97%, 2/ 1/2037 (d)	1,030	1,069

U.S. GOVERNMENT & GOVERNMENT AGENCY					38,891

OBLIGATIONS (44.58%)
Federal Home Loan Mortgage Corporation			Federal National Mortgage Association (FNMA) (21.17%)
(FHLMC) (12.91%)			5.00%, 4/ 1/2024 (g)	1,495	1,550
4.50%, 4/ 1/2024 (g)	1,225	1,260	4.00%, 4/ 1/2039 (g)	710	714
5.00%, 4/ 1/2024 (g)	1,915	1,985	4.50%, 4/ 1/2039 (g)	3,455	3,531

Schedule of Investments
Bond & Mortgage Securities Account
March 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

U.S. GOVERNMENT & GOVERNMENT AGENCY			U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (continued)			OBLIGATIONS (continued)
Federal National Mortgage Association (FNMA)			Federal National Mortgage Association (FNMA)
(continued)			(continued)
5.00%, 4/ 1/2039 (g)	$ 15,155 $	15,638	6.50%, 5/ 1/2038	$ 140 $	148

5.50%, 4/ 1/2039 (g)	10,435	10,830			63,735

6.00%, 4/ 1/2039 (g)	7,700	8,042	Government National Mortgage Association
6.00%, 7/ 1/2009	4	4	(GNMA) (4.08%)
6.00%, 7/ 1/2009	1	1	5.00%, 4/ 1/2039 (g)	650	674
6.50%, 12/ 1/2010	14	14	5.50%, 4/ 1/2039 (g)	4,260	4,433
5.50%, 6/ 1/2019	165	172	6.00%, 4/ 1/2039 (g)	450	470
5.50%, 7/ 1/2019	168	176	7.50%, 5/15/2029	66	71
5.50%, 7/ 1/2019	76	80	8.00%, 12/15/2030	20	22
5.50%, 8/ 1/2019	38	40	7.00%, 3/15/2031	45	48
5.50%, 8/ 1/2019	225	235	6.50%, 12/15/2032	1,377	1,464
5.50%, 10/ 1/2019	462	484	6.00%, 12/15/2033	143	151
5.50%, 10/ 1/2019	278	291	5.00%, 2/15/2034	2,032	2,114
4.50%, 1/ 1/2020	364	376	6.50%, 3/20/2028	25	27
5.50%, 12/ 1/2022	383	401	6.00%, 1/20/2029	160	168
4.50%, 5/ 1/2023	2,712	2,796	6.50%, 5/20/2029	20	22
6.00%, 5/ 1/2031	36	38	6.00%, 7/20/2029	31	33
6.50%, 8/ 1/2031	80	85	5.50%, 12/20/2033	1,061	1,108
7.00%, 2/ 1/2032	66	71	5.50%, 5/20/2035	150	156
6.50%, 3/ 1/2032	50	53	6.00%, 12/20/2036	1,274	1,332

5.50%, 7/ 1/2033	2,956	3,081			12,293

4.25%, 6/ 1/2034 (d)	149	150	U.S. Treasury (5.37%)
3.95%, 7/ 1/2034 (d)	8	8	4.25%, 11/15/2014	2,550	2,894
4.31%, 7/ 1/2034 (d)	87	89	8.13%, 8/15/2019	1,600	2,320
4.34%, 12/ 1/2034 (d)	249	254	6.00%, 2/15/2026	6,575	8,663
4.59%, 3/ 1/2035 (d)	298	303	4.50%, 2/15/2036	2,000	2,304

5.00%, 7/ 1/2035	275	284			16,181

5.00%, 7/ 1/2035	466	482
5.07%, 8/ 1/2035 (d)	696	716	U.S. Treasury Inflation-Indexed Obligations (1.05%)
5.70%, 2/ 1/2036 (d)	249	259	2.00%, 1/15/2014	3,057	3,150

3.88%, 3/ 1/2036 (d)	839	843	TOTAL U.S. GOVERNMENT & GOVERNMENT
			AGENCY OBLIGATIONS	$ 134,250

6.50%, 4/ 1/2036	174	184
6.00%, 5/ 1/2036	210	220	SHORT TERM INVESTMENTS (2.31%)
6.50%, 8/ 1/2036	272	287	Commercial Paper (2.31%)
6.50%, 8/ 1/2036	533	562	Investment in Joint Trading Account; BNP
			Paribas Finance Inc
5.50%, 1/ 1/2037 (d)	2,267	2,318	0.24%, 4/ 1/2009	$ 3,470 $	3,470
6.50%, 1/ 1/2037	506	534	Investment in Joint Trading Account; Societe
5.50%, 2/ 1/2037	117	121	Generale North America Inc
6.00%, 4/ 1/2037	2,897	3,029	0.19%, 4/ 1/2009	3,471	3,471

5.74%, 5/ 1/2037 (d)	825	858			6,941

6.20%, 5/ 1/2037 (d)	695	722	TOTAL SHORT TERM INVESTMENTS	$ 6,941

6.50%, 7/ 1/2037	306	323
6.50%, 7/ 1/2037	409	432
6.50%, 1/ 1/2038	187	197
6.00%, 2/ 1/2038	1,107	1,157
6.50%, 2/ 1/2038	272	287
6.50%, 3/ 1/2038	251	265

Schedule of Investments
Bond & Mortgage Securities Account
March 31, 2009 (unaudited)

			Portfolio Summary (unaudited)

	Principal
			Sector	Percent

	Amount	Value
	(000's)	(000's)	Mortgage Securities	57.73%

			Financial	20.29%
REPURCHASE AGREEMENTS (1.05%)			Communications	9.09%
Diversified Banking Institutions (0.27%)			Asset Backed Securities	7.83%
Investment in Joint Trading Account;			Government	6.85%
Morgan Stanley Repurchase Agreement;			Consumer, Non-cyclical	5.77%
0.19%; dated 3/31/2009 maturing			Utilities	3.70%
4/01/2009 (collateralized by Sovereign			Energy	3.51%
Agency Issues; $830,000; 0.00%; dated			Industrial	2.69%
03/09/2011)	$ 813 $	813	Consumer, Cyclical	2.30%
			Basic Materials	1.30%
			Technology	0.67%
Money Center Banks (0.78%)			Diversified	0.19%
Investment in Joint Trading Account; Bank			Liabilities in Excess of Other Assets, Net	(21.92%)

of America Repurchase Agreement; 0.12%			TOTAL NET ASSETS	100.00%

dated 3/31/2009 maturing 4/01/2009
(collateralized by Sovereign Agency			Other Assets Summary (unaudited)

Issues; $1,659,000; 1.625% - 5.00%; dated
04/26/11 - 05/11/17)	1,627	1,627	Asset Type	Percent

Investment in Joint Trading Account;			Credit Default Swaps	0.03%
Deutsche Bank Repurchase Agreement;
0.19%; dated 3/31/2009 maturing
4/01/2009 (collateralized by Sovereign
Agency Issues; $726,000; 2.265% -
5.90%; dated 04/14/09 - 08/14/18)	712	712

		2,339

TOTAL REPURCHASE AGREEMENTS	$ 3,152

Total Investments	$ 367,137
Liabilities in Excess of Other Assets, Net - (21.92)%		(66,005)

TOTAL NET ASSETS - 100.00%	$ 301,132

(a) Non-Income Producing Security
(b) Security is Illiquid
(c)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $750 or 0.25% of net assets.
(d)	Variable Rate. Rate shown is in effect at March 31, 2009.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $26,240 or 8.71% of net assets.
(f) Security purchased on a when-issued basis.
(g)	Security was purchased in a "to-be-announced" ("TBA") transaction.
See Notes to Financial Statements.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$ 6,650
Unrealized Depreciation		(99,703)

Net Unrealized Appreciation (Depreciation)		(93,053)
Cost for federal income tax purposes		460,190
All dollar amounts are shown in thousands (000's)

Schedule of Investments
Bond & Mortgage Securities Account
March 31, 2009 (unaudited)

Credit Default Swaps

						Unrealized
		Buy/Sell	(Pay)/Receive	Expiration	Notional	Appreciation/
Counterparty (Issuer)	Reference Entity	Protection	Fixed Rate	Date	Amount	(Depreciation)

Barclays Bank	CDX.NA.HY11	Buy	(5.00)%	12/20/2013 $	485	$ (3)
Barclays Bank	CDX.NA.HY11	Buy	(5.00)%	12/20/2013	776	5
Goldman Sachs	CDX.NA.HY11	Buy	(5.00)%	12/20/2013	1,455	6
Goldman Sachs	CDX.NA.HY11	Buy	(5.00)%	12/20/2013	3,104	(27)
Mogan Stanley	CDX.NA.HY11	Buy	(5.00)%	12/20/2013	776	4
Morgan Stanley	CDX.NA.HY11	Buy	(5.00)%	12/20/2013	2,910	29
Morgan Stanley	CDX.NA.HY11	Buy	(5.00)%	12/20/2013	1,455	9
Morgan Stanley	CDX.NA.HY11	Buy	(5.00)%	12/20/2013	1,455	(8)
Morgan Stanley	CDX.NA.HY11	Buy	(5.00)%	12/20/2013	776	4

All dollar amounts are shown in thousands (000's)

Schedule of Investments Diversified International Account

March 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (97.37%)			COMMON STOCKS (continued)
Advertising Sales (0.31%)			Batteries & Battery Systems (0.02%)
Teleperformance	27,268 $	750	NPC Inc	1,200 $	57

Advertising Services (0.03%)			Bicycle Manufacturing (0.06%)
Aegis Group PLC	72,393	86	Shimano Inc	4,646	141

Aerospace & Defense (1.10%)			Brewery (0.82%)
BAE Systems PLC	249,925	1,199	Anheuser-Busch InBev NV	60,235	1,658
Finmeccanica SpA	63,692	793	Cia de Bebidas das Americas ADR	7,183	343
MTU Aero Engines Holding AG	24,955	578	Hite Brewery Co Ltd	29	3

VT Group PLC	18,333	124			2,004

		2,694	Building - Heavy Construction (0.76%)

Aerospace & Defense Equipment (0.39%)			ACS Actividades de Construccion y
Cobham PLC	388,478	956	Servicios SA	39,503	1,639
			Aecon Group Inc	7,100	56
Agricultural Chemicals (1.12%)			Daewoo Engineering & Construction Co Ltd	13,290	94
Agruim Inc (a)	23,800	863	Nippo Corp	8,996	73

Syngenta AG	9,314	1,872			1,862

		2,735	Building - Maintenance & Service (0.26%)

Agricultural Operations (0.44%)			Aeon Delight Co Ltd	4,800	60
Golden Agri-Resources Ltd	2,618,720	475	Babcock International Group	93,455	575

Wilmar International Ltd	288,000	602			635

		1,077	Building - Residential & Commercial (0.02%)

Airlines (0.03%)			Desarrolladora Homex SAB de CV ADR (a)	3,563	47
easyJet PLC (a)	17,832	71
			Building & Construction - Miscellaneous (1.00%)
Apparel Manufacturers (0.02%)			Balfour Beatty PLC	166,753	782
Benetton Group SpA	9,081	59	Bouygues SA	23,323	834
			China Communications Construction Co Ltd	51,000	56
Appliances (0.03%)			Hochtief AG	17,472	654
SEB SA	3,003	81	Maeda Corp	15,000	52
			United Group Ltd	9,060	58

Applications Software (0.23%)
					2,436

Check Point Software Technologies Ltd (a)	15,524	345
NSD Co Ltd	5,800	37	Building Products - Cement & Aggregate (0.93%)
Sage Group PLC	73,580	178	Adelaide Brighton Ltd	56,662	77

		560	Anhui Conch Cement Co Ltd	28,000	155

			Cemex SAB de CV (a)	181,409	114
Athletic Footwear (0.03%)
			CRH PLC	55,726	1,201
Puma AG Rudolf Dassler Sport	452	69
			Italcementi SpA	40,232	407
Auto - Car & Light Trucks (1.87%)			Pretoria Portland Cement Co Ltd	35,684	118
Daihatsu Motor Co Ltd	74,000	585	Sumitomo Osaka Cement Co Ltd	22,000	51
Honda Motor Co Ltd	92,700	2,207	Taiwan Cement Corp	175,000	144

Toyota Motor Corp	56,433	1,792			2,267

		4,584	Cable/Satellite TV (0.23%)

Auto/Truck Parts & Equipment - Original (0.14%)			SKY Perfect JSAT Holdings Inc	1,458	567
Hyundai Mobis	5,462	317
Landi Renzo SpA	6,254	19	Casino Hotels (0.03%)

			Resorts World Bhd	112,000	66
		336

Schedule of Investments
Diversified International Account
March 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Casino Services (0.28%)			Commercial Banks (continued)
Mars Engineering Corp	1,700 $	49	Oversea-Chinese Banking Corp Ltd	281,000 $	896
Sankyo Co Ltd	14,500	633	Royal Bank of Canada (a)	66,700	1,946

		682	Seven Bank Ltd	330	879

Cellular Telecommunications (2.70%)			Siam Commercial Bank Public (a)	80,900	124
Advanced Info Service PCL (a)(b)	121,200	283	Standard Bank Group Ltd	16,026	134
America Movil SAB de CV ADR	13,334	361	Standard Chartered PLC	78,311	972
China Mobile Ltd	102,785	895	State Bank of India Ltd	6,801	279
MTN Group Ltd	29,762	330	Sumitomo Mitsui Financial Group Inc	35,000	1,232
NTT DoCoMo Inc	888	1,210	Suruga Bank Ltd	101,000	843
SK Telecom Co Ltd	1,139	158	Torinto Dominion Bank (a)	39,700	1,368
Turkcell Iletisim Hizmet AS	17,239	85	Turkiye Vakiflar Bankasi Tao	304,316	230
Vivo Participacoes SA ADR	14,617	191	United Overseas Bank Ltd	133,000	853

Vodafone Group PLC	1,780,564	3,104			18,267

		6,617	Commercial Services (0.52%)

Chemicals - Diversified (0.35%)			Aggreko PLC	79,489	560
Nippon Kayaku Co Ltd	12,791	65	Daiseki Co Ltd	3,100	53
Nippon Soda Co Ltd	17,000	50	Intertek Group PLC	51,307	650

Nufarm Ltd	82,611	652			1,263

Tessenderlo Chemie NV	1,505	46	Computer Data Security (0.34%)
Wacker Chemie AG	672	55	Gemalto NV (a)	29,260	835

		868

			Computer Services (0.50%)
Chemicals - Specialty (0.03%)			Alten Ltd (a)	2,675	39
Lintec Corp	5,310	67	CGI Group Inc (a)	106,500	860
Coal (0.07%)			Infosys Technologies Ltd ADR	12,214	325

Banpu Public Co Ltd (a)(b)	20,300	123			1,224

Tambang Batubara Bukit Asam Tbk PT	90,500	53	Computers (0.27%)

		176	Acer Inc	101,195	153

Commercial Banks (7.47%)			Compal Electronics Inc	174,000	125
ABSA Group Ltd	9,724	99	HTC Corp	16,000	197
Axis Bank Ltd	17,489	143	Quanta Computer Inc	103,000	130
Banco do Brasil SA	43,457	321	Wincor Nixdorf AG	1,269	57

Banco Santander SA	318,554	2,196			662

Bangkok Bank Public Co (a)(b)	63,900	135	Computers - Integrated Systems (0.02%)
Bank Mandiri Tbk PT	515,000	98	Ingenico	3,602	60
Bank of China Ltd	1,552,000	515
Bank of Kyoto Ltd/The	80,000	679	Consulting Services (0.04%)
Bank Rakyat Indonesia	586,000	214	Bureau Veritas SA	2,763	105
Bankinter SA	5,774	61
			Distribution & Wholesale (0.03%)
China Construction Bank Corp	624,183	354
			Hanwa Co Ltd	29,000	74
DnB NOR ASA	219,315	984
Hang Seng Bank Ltd	76,900	776	Diversified Banking Institutions (3.36%)
Industrial and Commercial Bank of China Ltd	594,000	309	Barclays PLC	427,365	907
Intesa Sanpaolo SpA	455,666	1,253	BNP Paribas	37,507	1,548
Itau Unibanco Banco Multiplo SA ADR (a)	15,968	174	Deutsche Bank AG	15,174	620
Komercni Banka AS	690	70	HSBC Holdings PLC - Rights (a)	187,975	380
Mizrahi Tefahot Bank Ltd	16,482	80	HSBC Holdings PLC	451,140	2,512
Musashino Bank Ltd/The	1,600	50	Mitsubishi UFJ Financial Group Inc	233,900	1,152

Schedule of Investments
Diversified International Account
March 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Diversified Banking Institutions (continued)			Electric - Integrated (continued)
UBS AG	117,952 $	1,106	GDF Suez	55,193 $	1,893

		8,225	Korea Electric Power Corp	6,810	125

Diversified Financial Services (0.29%)			Okinawa Electric Power Co Inc/The	800	42
Chinatrust Financial Holding Co Ltd	368,819	135	Public Power Corp SA	44,445	807
Hana Financial Group Inc	18,240	278	RWE AG	21,347	1,503
International Personal Finance	38,087	49	Tenaga Nasional BHD	76,400	128
Korea Investment Holdings Co Ltd	2,590	56	TGK-2 (a)(c)	1,600	-

Shinhan Financial Group Co Ltd	4,443	81			7,540

SinoPac Financial Holdings Co Ltd	579,000	116	Electric - Transmission (0.38%)

		715	Terna Rete Elettrica Nazionale SpA	300,032	934

Diversified Manufacturing Operations (0.31%)			Electric Products - Miscellaneous (0.13%)
Cookson Group PLC	299,912	70	LG Electronics Inc	2,306	153
Smiths Group PLC	66,051	633	Vossloh AG	1,478	156

Ten Cate NV	3,630	63			309

		766

			Electronic Components - Miscellaneous (0.11%)
Diversified Minerals (2.89%)			Chemring Group PLC	4,296	117
Anglo American PLC	79,728	1,358	Hon Hai Precision Industry Co Ltd	36,453	82
Anglo American PLC	7,342	124	Hosiden Corp	6,700	67

BHP Billiton Ltd	134,833	2,980			266

BHP Billiton PLC	62,374	1,230
Iluka Resources Ltd	22,830	64	Electronic Components - Semiconductors (0.50%)
Xstrata PLC	195,701	1,313	MediaTek Inc	39,000	367

		7,069	Samsung Electronics Co Ltd	2,066	854

					1,221

Diversified Operations (1.92%)
Groupe Bruxelles Lambert SA	18,110	1,230	E-Marketing & Information (0.03%)
GS Holdings Corp	3,270	71	CyberAgent Inc	139	81
Hutchison Whampoa Ltd	248,000	1,217
			Engineering - Research & Development Services (0.31%)
Inmarsat PLC	107,819	755
			COMSYS Holdings Corp	10,000	84
LG Corp	6,403	231
			Imtech NV	4,914	68
Mitie Group PLC	37,893	101
			Toyo Engineering Corp	29,000	86
Noble Group Ltd	1,115,200	873
			WorleyParsons Ltd	42,075	530

Shanghai Industrial Holdings Ltd	78,000	216

					768

		4,694

			Enterprise Software & Services (0.90%)
E-Commerce - Services (0.40%)			Autonomy Corp PLC (a)	70,852	1,323
Rakuten Inc	2,057	990
			Aveva Group PLC	5,399	43
Electric - Generation (0.09%)			Software AG	11,629	828

CEZ AS	1,410	50			2,194

Huaneng Power International Inc	262,000	176	Entertainment Software (0.20%)

		226	Capcom Co Ltd	25,093	452

Electric - Integrated (3.08%)			UBISOFT Entertainment (a)	2,308	42

Atco Ltd	4,400	126			494

Cia Paranaense de Energia	10,187	106	Feminine Health Care Products (0.12%)
E.ON AG	39,236	1,095	Hengan International Group Co Ltd	70,000	282
Emera Inc	28,300	427
Empresa Nacional de Electricidad SA/Chile	101,630	126	Finance - Consumer Loans (0.02%)
Enel SpA	242,311	1,162	Provident Financial PLC	4,474	54

Schedule of Investments Diversified International Account

March 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Finance - Credit Card (0.11%)			Gold Mining (continued)
Redecard SA	23,130 $	280	Lihir Gold Ltd (a)	535,923 $	1,213
			Newcrest Mining Ltd	63,435	1,460
Finance - Investment Banker & Broker (0.18%)			Randgold Resources Ltd	2,005	107
Daishin Securities Co Ltd	3,960	49	Red Back Mining Inc (a)	14,765	95
Nomura Holdings Inc	75,600	384	Zijin Mining Group Co Ltd	128,000	91

		433			6,511

Finance - Other Services (0.37%)			Import & Export (1.88%)
ICAP PLC	16,540	72	ITOCHU Corp	230,000	1,135
IG Group Holdings PLC	22,990	58	Marubeni Corp	175,000	551
Osaka Securities Exchange Co Ltd	20	64	Mitsubishi Corp	105,200	1,395
TMX Group Inc	25,200	715	Sumitomo Corp	176,200	1,531

		909			4,612

Fisheries (0.27%)			Industrial Gases (0.92%)
Toyo Suisan Kaisha Ltd	32,000	660	Air Liquide SA	15,169	1,234
			Air Water Inc	13,000	115
Food - Catering (0.82%)
			Linde AG	13,192	896

Compass Group PLC	287,324	1,314
					2,245

Sodexo	15,364	700

		2,014	Instruments - Controls (0.03%)

			Rotork PLC	5,263	64
Food - Miscellaneous/Diversified (2.04%)
Fuji Oil Co Ltd	9,300	100	Internet Application Software (0.15%)
Maruha Nichiro Holdings Inc	38,000	52	Access Co Ltd (a)	26	52
Nestle SA	135,967	4,594	Tencent Holdings Ltd	43,156	319

Nisshin Oillio Group Ltd/The	15,000	65			371

Tiger Brands Ltd	9,102	130
Viscofan SA	2,202	43	Internet Content - Information & News (0.06%)

		4,984	Kakaku.com Inc	46	139

Food - Retail (1.04%)			Investment Companies (0.34%)
Cia Brasileira de Distribuicao Grupo Pao de			Investor AB	60,707	768
Acucar ADR	5,539	150	Pargesa Holding SA	1,413	75

Colruyt SA	3,203	734			843

Jeronimo Martins SGPS SA	11,105	55
Koninklijke Ahold NV	146,369	1,603	Investment Management & Advisory Services (0.24%)

		2,542	Aberdeen Asset Management PLC	317,641	580

Forestry (0.18%)			Leisure & Recreation Products (0.04%)
Sino-Forest Corp (a)	62,400	435	Fields Corp	76	109

Gas - Distribution (0.20%)			Life & Health Insurance (0.63%)
Canadian Utilities Ltd	13,800	402	China Life Insurance Co Ltd	145,000	477
Korea Gas Corp	2,653	78	Prudential PLC	183,328	889

		480	Sanlam Ltd	96,220	171

Gold Mining (2.66%)					1,537

Agnico-Eagle Mines (a)	14,202	816	Machinery - Farm (0.35%)
Barrick Gold Corp. (a)	48,218	1,561	Iseki & Co Ltd	36,000	88
Franco-Nevada Corp	2,800	61	Kubota Corp	139,000	770

Gold Fields Ltd	24,833	279			858

Harmony Gold Mining Co Ltd (a)	18,494	200
IAMGOLD Corp (a)	72,825	628

Schedule of Investments
Diversified International Account
March 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Machinery - General Industry (0.04%)			Metal - Iron (0.02%)
STX Engine Co Ltd	6,500 $	93	Mount Gibson Iron Ltd (a)	132,856 $	43

Medical - Biomedical/Gene (0.46%)			Metal Processors & Fabrication (0.04%)
CSL Ltd/Australia	47,747	1,079	Jiangxi Copper Co Ltd	101,000	105
Genmab A/S (a)	1,325	50

		1,129	Miscellaneous Manufacturers (0.03%)

			Faiveley SA	1,043	76
Medical - Drugs (7.15%)
Actelion Ltd (a)	20,811	950	Mortgage Banks (0.05%)
Astellas Pharma Inc	34,600	1,071	Home Capital Group Inc	6,300	125
AstraZeneca PLC	64,550	2,286
China Pharmaceutical Group Ltd	482,000	193	Multi-Line Insurance (2.62%)
Chugai Pharmaceutical Co Ltd	43,200	736	ACE Ltd	21,180	856
Cipla Ltd/India	44,880	195	Allianz SE	11,860	998
GlaxoSmithKline PLC	80,635	1,256	AXA SA	43,261	519
Grifols SA	52,461	756	Baloise Holding AG	21,597	1,380
Hisamitsu Pharmaceutical Co Inc	20,800	643	Ping An Insurance Group Co of China Ltd	45,169	269
Kyorin Co Ltd	4,000	50	Sampo Oyj	64,119	946
Miraca Holdings Inc	5,000	101	Zurich Financial Services AG	9,125	1,442

Novartis AG	80,895	3,060			6,410

Novo Nordisk A/S	29,551	1,417	Multimedia (1.07%)
Roche Holding AG	27,453	3,768	Informa PLC	19,988	75
Sanofi-Aventis SA	6,136	344	Vivendi	95,725	2,532

Shire PLC	54,342	665			2,607

		17,491

			Non-Ferrous Metals (0.04%)
Medical - Generic Drugs (0.29%)			Korea Zinc Co Ltd	1,220	101
Teva Pharmaceutical Industries Ltd ADR	14,878	670
Towa Pharmaceutical Co Ltd	1,100	46	Office Automation & Equipment (0.23%)

		716	Neopost SA	7,290	565

Medical - Hospitals (0.03%)			Oil - Field Services (0.68%)
Rhoen Klinikum AG	3,290	63	Bourbon SA	1,595	52
Medical - Nursing Homes (0.04%)			Core Laboratories NV	1,194	87
Orpea (a)	2,637	104	Fred Olsen Energy ASA	2,100	58
			Fugro NV	17,714	563
Medical - Wholesale Drug Distribution (0.02%)			John Wood Group PLC	27,964	90
Alapis Holding Industrial and Commercial			Petrofac Ltd	93,441	718
SA of Pharmaceutical Chemical & Organic			SBM Offshore NV	6,382	85

Products	63,357	45			1,653

Medical Products (0.06%)			Oil & Gas Drilling (0.52%)
SSL International PLC	22,970	148	Seadrill Ltd	73,443	710
			Transocean Ltd (a)	9,755	574

Metal - Copper (0.10%)					1,284

Antofagasta PLC	32,741	237
			Oil Company - Exploration & Production (2.04%)
Metal - Diversified (0.80%)			Beach Petroleum Ltd	121,133	75
Boliden AB	17,741	91	Canadian Oil Sands Trust	25,400	489
Rio Tinto Ltd	46,846	1,861	CNOOC Ltd	516,000	518

		1,952	EnCana Corp (a)	35,258	1,443

			Gazprom OAO (a)(b)(d)	3,832	143

Schedule of Investments
Diversified International Account
March 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Oil Company - Exploration & Production			Property & Casualty Insurance (continued)
(continued)			Hiscox Ltd	17,712 $	78
Gazprom OAO (a)	23,172 $	345	Lancashire Holdings Ltd (a)	10,913	75
Origin Energy Ltd	93,609	963	Mitsui Sumitomo Insurance Group Holdings
Talisman Energy (a)	86,700	918	Inc	56,900	1,341
TriStar Oil and Gas Ltd (a)	12,000	88	PICC Property & Casualty Co Ltd	238,000	130

		4,982	RSA Insurance Group PLC	542,415	1,011

Oil Company - Integrated (7.17%)			Tokio Marine Holdings Inc	64,700	1,593

BG Group PLC	205,456	3,099			4,943

BP PLC	403,051	2,703	Protection - Safety (0.02%)
China Petroleum & Chemical Corp	314,000	201	Nohmi Bosai Ltd	6,000	45
ENI SpA	111,001	2,149
LUKOIL ADR	11,019	415	Public Thoroughfares (0.28%)
PetroChina Co Ltd	557,199	445	Macquarie Infrastructure Group	605,815	621
Petroleo Brasileiro SA ADR	35,112	1,070	Zhejiang Expressway Co Ltd	96,000	70

Rosneft Oil Co	81,963	351			691

Royal Dutch Shell PLC - A Shares	87,716	1,972	Publishing - Books (0.50%)
Royal Dutch Shell PLC - B Shares	54,479	1,185	Reed Elsevier NV	113,263	1,212
Sasol Ltd	11,537	335
Total SA	73,049	3,612	Real Estate Management & Services (0.44%)

		17,537	Mitsubishi Estate Co Ltd	90,000	1,021

Oil Refining & Marketing (0.29%)			PSP Swiss Property AG (a)	1,592	67

Petroplus Holdings AG (a)	3,400	48			1,088

Reliance Industries Ltd (d)	6,771	405	Real Estate Operator & Developer (1.67%)
SK Holdings Co Ltd	1,539	121	Agile Property Holdings Ltd	226,000	128
S-Oil Corp	1,656	68	Brookfield Asset Management Inc (a)	68,104	949
Tupras-Turkiye Petrol Rafinerileri AS	7,829	78	Cheung Kong Holdings Ltd	120,000	1,034

		720	China Overseas Land & Investment Ltd	54,000	85

Paper & Related Products (0.03%)			Great Eagle Holdings Ltd	28,000	37
Mitsubishi Paper Mills Ltd	27,000	38	Mitsui Fudosan Co Ltd	73,000	801
Norske Skogindustrier ASA	21,610	39	Shun Tak Holdings Ltd	190,000	59

		77	Sun Hung Kai Properties Ltd	110,000	987

					4,080

Petrochemicals (0.03%)
Honam Petrochemical Corp	1,327	58	Reinsurance (0.89%)
PTT Chemical PLC (a)	32,200	26	Hannover Rueckversicherung AG	21,490	684

		84	Muenchener Rueckversicherungs AG	12,152	1,483

					2,167

Pharmacy Services (0.02%)
SXC Health Solutions Corp (a)	2,800	61	REITS - Diversified (0.08%)
			Gecina SA	1,025	39
Pipelines (0.44%)			Suntec Real Estate Investment Trust	139,238	58
TransCanada Corp (a)	45,200	1,069	Wereldhave NV	1,478	103

					200

Platinum (0.06%)
			REITS - Office Property (0.37%)
Impala Platinum Holdings Ltd	8,422	141
			Commonwealth Property Office Fund	181,855	114
Property & Casualty Insurance (2.02%)			Nippon Building Fund Inc	82	709
Admiral Group PLC	4,426	54	Orix JREIT Inc	19	79

Amlin PLC	109,223	538			902

Beazley Group PLC	57,502	71
Catlin Group Ltd	11,524	52

Schedule of Investments
Diversified International Account
March 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
REITS - Shopping Centers (0.06%)			Schools (0.37%)
Vastned Retail NV	3,343 $	135	Benesse Corp	24,400 $	899

Retail - Apparel & Shoe (0.63%)			Security Services (0.44%)
Aoyama Trading Co Ltd	4,100	54	G4S PLC	355,879	989
Fast Retailing Co Ltd	11,564	1,324	Prosegur Cia de Seguridad SA	3,104	83

Point Inc	1,140	52			1,072

Truworths International Ltd	36,309	123	Semiconductor Component - Integrated Circuits (0.28%)

		1,553	Taiwan Semiconductor Manufacturing Co Ltd	450,205	678

Retail - Bookstore (0.04%)
WH Smith PLC	17,014	87	Shipbuilding (0.07%)
			Hanjin Heavy Industries & Construction Co
Retail - Building Products (0.04%)			Ltd	3,290	68
Kohnan Shoji Co Ltd	10,300	89	Hyundai Heavy Industries	741	106

					174

Retail - Computer Equipment (0.03%)			Soap & Cleaning Products (0.60%)
Game Group PLC	32,757	71	Reckitt Benckiser Group PLC	39,169	1,470

Retail - Consumer Electronics (0.07%)			Steel - Producers (0.41%)
JB Hi-Fi Ltd	13,858	111	Angang Steel Co Ltd	51,000	52
K's Holdings Corp	3,800	51	Evraz Group SA (b)	8,307	68

		162	Godo Steel Ltd	27,000	67

Retail - Convenience Store (0.86%)			POSCO ADR	5,039	337
Alimentation Couche Tard Inc	6,700	70	Tokyo Steel Manufacturing Co Ltd	46,595	470

Circle K Sunkus Co Ltd	5,700	81			994

FamilyMart Co Ltd	41,300	1,258	Telecommunication Services (0.79%)
Lawson Inc	16,800	698	Cable & Wireless PLC	454,455	909

		2,107	Chunghwa Telecom Co Ltd	119,386	218

Retail - Home Furnishings (0.33%)			Digi.Com BHD	26,071	152
Nitori Co Ltd	14,372	804	Indosat Tbk PT	139,500	57
			Telefonica O2 Czech Republic AS	2,402	48
Retail - Miscellaneous/Diversified (0.45%)			Telenet Group Holding NV (a)	32,952	557

Seven & I Holdings Co Ltd	50,100	1,106			1,941

Retail - Pubs (0.02%)			Telephone - Integrated (5.23%)
Enterprise Inns PLC	41,373	40	Bezeq Israeli Telecommunication Corp Ltd	128,666	202
			Deutsche Telekom AG	128,729	1,598
Retail - Restaurants (0.02%)			France Telecom SA	76,583	1,746
Saizeriya Co Ltd	4,700	48	KDDI Corp	211	994
			Koninklijke (Royal) KPN NV	103,139	1,377
Retail - Vision Service Center (0.02%)			KT Corp	1,750	49
Fielmann AG	771	47	Nippon Telegraph & Telephone Corp	32,200	1,229
Rubber & Plastic Products (0.02%)			Philippine Long Distance Telephone Co	4,290	192
Kureha Corp	15,000	56	Softbank Corp	111,200	1,432
			Telecom Italia SpA	795,403	1,025
Rubber & Vinyl (0.05%)			Telefonica SA	142,243	2,836
TSRC Corp	149,000	134	Telkom SA Ltd	11,266	125

					12,805

Satellite Telecommunications (0.27%)
			Tobacco (2.07%)
Eutelsat Communications	31,607	672
			British American Tobacco PLC	84,249	1,946
			Imperial Tobacco Group PLC	67,412	1,514

Schedule of Investments
Diversified International Account
March 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			PREFERRED STOCKS (continued)
Tobacco (continued)			Electric - Integrated (0.13%)
ITC Ltd	22,232 $	81	Cia Energetica de Minas Gerais	20,767 $	308
Japan Tobacco Inc	456	1,219
KT&G Corp	5,566	308	Investment Companies (0.04%)

		5,068	Bradespar SA (a)	10,100	99

			Lereko Mobility Pty Ltd	1,113	4

Toys (0.96%)					103

Nintendo Co Ltd	8,000	2,340
			Steel - Producers (0.10%)
Transport - Marine (0.06%)			Gerdau SA	14,631	81
Inui Steamship Co Ltd	11,300	70	Usinas Siderurgicas de Minas Gerais SA	13,972	177

Pacific Basin Shipping Ltd	143,000	65			258

		135	TOTAL PREFERRED STOCKS	$ 1,867

Transport - Rail (1.31%)				Principal
Canadian National Railway (a)	34,000	1,219		Amount	Value
East Japan Railway Co	20,900	1,090		(000's)	(000's)

MTR Corp	368,000	884	SHORT TERM INVESTMENTS (1.12%)

		3,193	Commercial Paper (1.12%)

Transport - Services (0.31%)			Investment in Joint Trading Account; BNP
Koninklijke Vopak NV	2,858	115	Paribas Finance Inc
			0.24%, 4/ 1/2009	$ 1,383 $	1,383
Viterra Inc (a)	91,931	640

			Investment in Joint Trading Account; Societe
		755	Generale North America Inc

Transport - Truck (0.03%)			0.19%, 4/ 1/2009	1,345	1,345

Hitachi Transport System Ltd	7,900	76			2,728

			TOTAL SHORT TERM INVESTMENTS	$ 2,728

Travel Services (0.05%)
HIS Co Ltd	3,000	60	Total Investments	$ 242,813
Thomas Cook Group PLC	20,829	72	Other Assets in Excess of Liabilities, Net - 0.75%		1,839

		132	TOTAL NET ASSETS - 100.00%	$ 244,652

Water (0.04%)
Northumbrian Water Group PLC	30,755	96	(a) Non-Income Producing Security
			(b)	Market value is determined in accordance with procedures established in
Web Portals (0.13%)			good faith by the Board of Directors. At the end of the period, the value
Netease.com ADR (a)	4,824	129	of these securities totaled $752 or 0.31% of net assets.
NHN Corp (a)	786	87	(c) Security is Illiquid
So-net Entertainment Corp	53	101	(d)	Security exempt from registration under Rule 144A of the Securities Act

			of 1933. These securities may be resold in transactions exempt from
		317	registration, normally to qualified institutional buyers. Unless otherwise

Wireless Equipment (0.63%)			indicated, these securities are not considered illiquid. At the end of the
Telefonaktiebolaget LM Ericsson	190,756	1,542	period, the value of these securities totaled $548 or 0.22% of net assets.

TOTAL COMMON STOCKS	$ 238,218		Unrealized Appreciation (Depreciation)

PREFERRED STOCKS (0.76%)			The net federal income tax unrealized appreciation (depreciation) and federal tax cost
Commercial Banks (0.13%)			of investments held by the account as of the period end were as follows:
Banco Itau Holding Financeira SA	30,067	332	Unrealized Appreciation	$ 7,449
Diversified Minerals (0.29%)			Unrealized Depreciation		(94,547)

Cia Vale do Rio Doce	60,856	703	Net Unrealized Appreciation (Depreciation)		(87,098)
			Cost for federal income tax purposes		329,911
Electric - Distribution (0.07%)			All dollar amounts are shown in thousands (000's)
Eletropaulo Metropolitana Eletricidade de
Sao Paulo SA	11,578	163

Schedule of Investments Diversified International Account

March 31, 2009 (unaudited)

Portfolio Summary (unaudited)

Country	Percent

Japan	18.64%
United Kingdom	17.18%
Switzerland	8.63%
France	8.06%
Canada	7.13%
Germany	4.65%
Australia	4.37%
Netherlands	3.50%
Hong Kong	3.32%
Italy	3.19%
Spain	3.11%
Brazil	1.84%
Belgium	1.73%
Korea, Republic Of	1.61%
China	1.58%
Singapore	1.18%
Taiwan, Province Of China	1.01%
Sweden	0.98%
South Africa	0.90%
Denmark	0.60%
India	0.59%
United States	0.57%
Israel	0.53%
Russian Federation	0.51%
Papua New Guinea	0.50%
Ireland	0.49%
Norway	0.44%
Finland	0.39%
Bermuda	0.37%
Greece	0.35%
Thailand	0.28%
Mexico	0.21%
Indonesia	0.17%
Turkey	0.16%
Malaysia	0.14%
Philippines	0.08%
Czech Republic	0.07%
Cayman Islands	0.05%
Chile	0.05%
Jersey, Channel Islands	0.04%
Luxembourg	0.03%
Portugal	0.02%
Other Assets in Excess of Liabilities, Net	0.75%

TOTAL NET ASSETS	100.00%

Schedule of Investments
Equity Income Account
March 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (92.88%)			COMMON STOCKS (continued)
Aerospace & Defense (0.46%)			Diversified Banking Institutions (1.43%)
General Dynamics Corp	33,600 $	1,397	JP Morgan Chase & Co	161,200 $	4,285

Agricultural Operations (1.26%)			Diversified Manufacturing Operations (3.79%)
Archer-Daniels-Midland Co	136,200	3,784	3M Co	13,600	676
			General Electric Co	229,700	2,322
Apparel Manufacturers (1.02%)			Honeywell International Inc	73,600	2,051
VF Corp	53,800	3,072	Parker Hannifin Corp	92,200	3,133
			Siemens AG ADR	56,300	3,207

Applications Software (1.49%)
					11,389

Microsoft Corp	243,300	4,469
			Diversified Minerals (0.77%)
Auto - Car & Light Trucks (0.68%)			BHP Billiton Ltd ADR	51,900	2,315
Daimler AG	80,522	2,057
			Electric - Integrated (5.88%)
Auto - Medium & Heavy Duty Trucks (0.54%)			FPL Group Inc	143,300	7,270
Paccar Inc	62,900	1,620	Progress Energy Inc	175,600	6,367
			Xcel Energy Inc	216,700	4,037

Auto/Truck Parts & Equipment - Original (0.25%)					17,674

Johnson Controls Inc	63,300	760
			Electric Products - Miscellaneous (1.09%)
Beverages - Non-Alcoholic (1.46%)			Emerson Electric Co	114,190	3,264
Coca-Cola Co/The	99,600	4,377
			Electronic Components - Semiconductors (3.27%)
Beverages - Wine & Spirits (0.28%)			Intel Corp	534,300	8,041
Diageo PLC ADR	19,000	850	Microchip Technology Inc	83,900	1,778

					9,819

Brewery (0.31%)
Molson Coors Brewing Co	26,900	922	Fiduciary Banks (2.69%)
			Bank of New York Mellon Corp/The	285,675	8,070
Cellular Telecommunications (0.91%)
Vodafone Group PLC ADR	157,700	2,747	Food - Miscellaneous/Diversified (1.82%)
			Cadbury PLC ADR	9,700	294
Chemicals - Diversified (0.73%)			Kraft Foods Inc	232,176	5,175

EI Du Pont de Nemours & Co	97,600	2,179			5,469

			Food - Retail (0.47%)
Commercial Banks (0.91%)			Safeway Inc	70,600	1,425
Bank of Nova Scotia	60,900	1,493
BB&T Corp	74,085	1,254	Forestry (0.48%)

		2,747	Weyerhaeuser Co	52,200	1,439

Commercial Services - Finance (0.65%)
Automatic Data Processing Inc	55,200	1,941	Gas - Distribution (1.93%)
			Sempra Energy	125,700	5,812
Computers (1.02%)
Hewlett-Packard Co	95,200	3,052	Industrial Gases (0.51%)
			Air Products & Chemicals Inc	27,100	1,524
Consumer Products - Miscellaneous (0.47%)
Clorox Co	27,200	1,400	Investment Management & Advisory Services (1.94%)
			AllianceBernstein Holding LP	111,442	1,641
Distribution & Wholesale (1.25%)			Franklin Resources Inc	77,600	4,180

Genuine Parts Co	125,894	3,759			5,821

			Life & Health Insurance (0.41%)
			Unum Group	99,600	1,245

Schedule of Investments
Equity Income Account
March 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Machinery - Farm (1.29%)			Pipelines (continued)
Deere & Co	118,200 $	3,885	Spectra Energy Corp	122,400 $	1,731

					6,459

Medical - Drugs (9.20%)
Abbott Laboratories	122,400	5,839	Regional Banks (1.90%)
Bristol-Myers Squibb Co	380,500	8,341	PNC Financial Services Group Inc	75,100	2,200
Merck & Co Inc/NJ	113,100	3,025	US Bancorp	90,400	1,321
Novartis AG ADR	37,300	1,411	Wells Fargo & Co	153,100	2,180

Schering-Plough Corp	108,500	2,555			5,701

Wyeth	150,300	6,469	REITS - Diversified (0.20%)

		27,640	Vornado Realty Trust	18,078	601

Medical - Generic Drugs (1.50%)			REITS - Healthcare (1.43%)
Teva Pharmaceutical Industries Ltd ADR	99,900	4,500	HCP Inc	155,000	2,767
			Health Care REIT Inc	49,800	1,523

Medical Instruments (0.87%)
Medtronic Inc	88,500	2,608			4,290

			REITS - Mortgage (1.24%)
Medical Products (0.38%)			Annaly Capital Management Inc	268,900	3,730
Johnson & Johnson	21,700	1,141
			REITS - Shopping Centers (0.51%)
Metal - Aluminum (0.29%)			Kimco Realty Corp	200,200	1,526
Alcoa Inc	119,500	877
			REITS - Warehouse & Industrial (0.21%)
Motorcycle/Motor Scooter (0.60%)			AMB Property Corp	44,700	644
Harley-Davidson Inc	135,527	1,815
			Retail - Discount (3.89%)
Multi-Line Insurance (4.09%)			Costco Wholesale Corp	42,800	1,982
ACE Ltd	175,300	7,082	Wal-Mart Stores Inc	186,100	9,696

Allstate Corp/The	132,644	2,540			11,678

MetLife Inc	116,400	2,651

			Retail - Drug Store (0.36%)
		12,273

			CVS Caremark Corp	39,400	1,083
Multimedia (0.69%)
Walt Disney Co/The	113,600	2,063	Retail - Restaurants (1.70%)
			McDonald's Corp	93,800	5,119
Oil Company - Exploration & Production (1.76%)
Enerplus Resources Fund	117,700	1,927	Savings & Loans - Thrifts (0.76%)
Penn West Energy Trust	222,700	2,113	Hudson City Bancorp Inc	196,400	2,296
XTO Energy Inc	41,200	1,262

		5,302	Semiconductor Component - Integrated Circuits (1.85%)

			Taiwan Semiconductor Manufacturing Co
Oil Company - Integrated (2.39%)			Ltd ADR	619,321	5,543
Chevron Corp	54,784	3,684
Marathon Oil Corp	102,200	2,687	Telecommunication Services (0.89%)
Total SA ADR	16,400	804	BCE Inc	134,400	2,675

		7,175

			Telephone - Integrated (6.09%)
Oil Refining & Marketing (0.50%)			AT&T Inc	337,400	8,503
Valero Energy Corp	83,900	1,502	Verizon Communications Inc	277,100	8,368
			Windstream Corp	175,307	1,413

Pipelines (2.15%)
					18,284

Enterprise Products Partners LP	121,131	2,695
Kinder Morgan Energy Partners LP	43,509	2,033

Schedule of Investments
Equity Income Account
March 31, 2009 (unaudited)

				Principal
	Shares	Value		Amount	Value
	Held	(000's)		(000's)	(000's)

COMMON STOCKS (continued)			REPURCHASE AGREEMENTS (3.10%)
Television (0.75%)			Diversified Banking Institutions (0.80%)
CBS Corp	583,775 $	2,242	Investment in Joint Trading Account;
			Morgan Stanley Repurchase Agreement;
Tobacco (0.64%)			0.19%; dated 3/31/2009 maturing
Lorillard Inc	31,000	1,914	4/01/2009 (collateralized by Sovereign
			Agency Issues; $2,447,000; 0.00%; dated
			03/09/2011)	$ 2,400 $	2,400
Toys (1.79%)
Mattel Inc	465,630	5,369	Money Center Banks (2.30%)
			Investment in Joint Trading Account; Bank
Transport - Rail (2.79%)			of America Repurchase Agreement; 0.12%
Canadian Pacific Railway Ltd	42,400	1,256	dated 3/31/2009 maturing 4/01/2009
Norfolk Southern Corp	60,800	2,052	(collateralized by Sovereign Agency
Union Pacific Corp	123,500	5,077	Issues; $4,895,000; 1.625% - 5.00%; dated

			04/26/11 - 05/11/17)	4,799	4,799
		8,385	Investment in Joint Trading Account;

TOTAL COMMON STOCKS	$ 279,004		Deutsche Bank Repurchase Agreement;

			0.19%; dated 3/31/2009 maturing
PREFERRED STOCKS (0.08%)			4/01/2009 (collateralized by Sovereign
Regional Banks (0.03%)			Agency Issues; $2,141,000; 2.265% -
National City Capital Trust III	6,700	92	5.90%; dated 04/14/09 - 08/14/18)	2,099	2,099

					6,898

Special Purpose Entity (0.05%)			TOTAL REPURCHASE AGREEMENTS	$ 9,298

National City Capital Trust IV	8,400	142

			Total Investments	$ 291,095
TOTAL PREFERRED STOCKS	$ 234		Other Assets in Excess of Liabilities, Net - 3.09%		9,297

	Principal		TOTAL NET ASSETS - 100.00%	$ 300,392

	Amount	Value
	(000's)	(000's)

BONDS (0.84%)			(a)	Variable Rate. Rate shown is in effect at March 31, 2009.
Diversified Banking Institutions (0.36%)
Bank of America Corp			Unrealized Appreciation (Depreciation)
8.00%, 12/29/2049 (a)	$ 2,715	1,087	The net federal income tax unrealized appreciation (depreciation) and federal tax cost
			of investments held by the account as of the period end were as follows:
Medical - HMO (0.16%)
Aetna Inc			Unrealized Appreciation	$ 12,797
7.88%, 3/ 1/2011	450	464	Unrealized Depreciation		(102,114)

			Net Unrealized Appreciation (Depreciation)		(89,317)
Telecommunication Services (0.32%)			Cost for federal income tax purposes		380,412
Telus Corp			All dollar amounts are shown in thousands (000's)
8.00%, 6/ 1/2011	925	963

TOTAL BONDS	$ 2,514		Portfolio Summary (unaudited)

U.S. GOVERNMENT & GOVERNMENT AGENCY			Sector		Percent

OBLIGATIONS (0.01%)			Financial		21.25%
Federal Home Loan Mortgage Corporation			Consumer, Non-cyclical		19.45%
(FHLMC) (0.01%)			Consumer, Cyclical		12.10%
6.50%, 9/ 1/2030	33	35	Communications		9.65%
7.00%, 9/ 1/2030	10	10	Industrial		9.43%

		45	Utilities		7.82%
			Technology		7.62%

TOTAL U.S. GOVERNMENT & GOVERNMENT			Energy		6.80%
AGENCY OBLIGATIONS	$ 45		Basic Materials		2.77%

			Mortgage Securities		0.02%
			Other Assets in Excess of Liabilities, Net		3.09%

			TOTAL NET ASSETS		100.00%

Schedule of Investments
Government & High Quality Bond Account
March 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (27.95%)			BONDS (continued)
Asset Backed Securities (3.37%)			Mortgage Backed Securities (continued)
Chase Funding Mortgage Loan Asset-Backed			Commercial Mortgage Pass Through Certificates
Certificates			0.08%, 12/10/2046 (a)(d)	$ 20,276 $	139
0.81%, 9/25/2033 (a)	$ 156 $	94	Credit Suisse Mortgage Capital Certificates
0.98%, 12/25/2033 (a)	225	136	5.47%, 9/15/2039	3,250	2,148
Countrywide Asset-Backed Certificates			5.81%, 9/15/2039 (a)	2,000	847
0.69%, 6/25/2037 (a)	1,500	397	0.12%, 12/15/2039	13,208	128
Credit-Based Asset Servicing and			5.38%, 2/15/2040 (a)	2,225	1,343
Securitization LLC
0.69%, 3/25/2036 (a)	1,500	1,097	6.22%, 2/15/2041 (a)(d)	1,075	398
Long Beach Mortgage Loan Trust			Fannie Mae
0.63%, 10/25/2036 (a)	4,000	1,992	0.82%, 10/25/2018 (a)	574	568
Saxon Asset Securities Trust			5.00%, 8/25/2026	1,332	1,363
0.68%, 3/25/2036 (a)	3,594	2,627	0.10%, 3/25/2036	21,102	217
Structured Asset Investment Loan Trust			6.50%, 2/25/2047	2,000	2,143
0.74%, 1/25/2036 (a)	939	722	Fannie Mae Grantor Trust
Swift Master Auto Receivables Trust			0.87%, 5/25/2035 (a)	1,212	1,214
0.66%, 6/15/2012 (a)	2,250	1,631	Fannie Mae Whole Loan

		8,696	0.67%, 5/25/2035 (a)	1,318	1,289

			Federal Home Loan Banks
Diversified Banking Institutions (0.81%)			5.46%, 11/27/2015	1,939	2,043
Goldman Sachs Group Inc/The			Freddie Mac
3.25%, 6/15/2012	2,000	2,087	4.50%, 7/15/2017	4,800	4,973
			0.86%, 6/15/2018 (a)	2,358	2,333
Finance - Mortgage Loan/Banker (4.24%)
Fannie Mae			0.96%, 7/15/2023 (a)	3,608	3,552
5.00%, 5/11/2017 (b)	4,200	4,660	5.50%, 9/15/2031 (a)	1,075	1,117
6.63%, 11/15/2030	550	722	GE Capital Commercial Mortgage Corp
Freddie Mac			5.61%, 4/10/2017 (a)	2,800	1,157
5.75%, 6/27/2016	1,900	1,981	G-Force LLC
SLM Student Loan Trust			0.82%, 12/25/2039 (a)(c)(d)	2,300	865
1.25%, 10/25/2016 (a)	1,734	1,732	Ginnie Mae
1.51%, 9/17/2018 (a)	1,901	1,854	1.30%, 10/16/2012 (a)	48,493	1,402

		10,949	3.89%, 7/16/2026	1,214	1,226

			5.08%, 1/16/2030 (a)	1,127	1,162
Home Equity - Other (2.76%)			4.26%, 2/16/2032	1,770	1,801
American Home Mortgage Investment Trust			0.90%, 6/17/2045 (a)	24,809	965
0.71%, 11/25/2030 (a)	1,418	563	0.71%, 11/16/2045	2,739	103
Asset Backed Securities Corp Home Equity
0.62%, 7/25/2036 (a)	2,363	2,036	1.11%, 5/16/2046 (a)	8,352	391
First NLC Trust			1.06%, 10/16/2046	12,203	676
0.75%, 5/25/2035 (a)	804	447	Impac CMB Trust
JP Morgan Mortgage Acquisition Corp			0.83%, 4/25/2035 (a)	680	135
0.78%, 7/25/2035 (a)	111	110	JP Morgan Chase Commercial Mortgage
			Securities Corp
Morgan Stanley Home Equity Loan Trust			5.82%, 6/15/2049 (a)	1,825	758
0.69%, 2/25/2036 (a)	4,282	3,662
			JP Morgan Mortgage Trust
Soundview Home Equity Loan Trust			4.95%, 11/25/2035 (a)	2,250	1,561
0.61%, 7/25/2036 (a)	315	304

			5.95%, 8/25/2036 (a)	1,825	745
		7,122

			5.79%, 1/25/2037 (a)	2,252	1,278
Mortgage Backed Securities (16.77%)			LB-UBS Commercial Mortgage Trust
Banc of America Funding Corp			0.12%, 11/15/2038 (a)(d)	10,383	104
0.62%, 7/20/2036 (a)	1,195	1,022	0.09%, 2/15/2040 (a)(d)	5,915	38
0.83%, 7/20/2036 (a)	1,076	177	0.51%, 2/15/2040 (a)	7,417	130
Chase Mortgage Finance Corp
4.83%, 7/25/2037 (a)(c)	1,323	824

Schedule of Investments
Government & High Quality Bond Account
March 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			U.S. GOVERNMENT & GOVERNMENT AGENCY
Mortgage Backed Securities (continued)			OBLIGATIONS (continued)
Merrill Lynch/Countrywide Commercial			Federal Home Loan Mortgage Corporation
Mortgage Trust			(FHLMC) (continued)
0.15%, 12/12/2049 (a)(d)	$ 39,651 $	337	7.50%, 2/ 1/2031	$ 22 $	24
Morgan Stanley Capital I			6.50%, 7/ 1/2031	117	124
0.12%, 12/15/2043 (a)(d)	21,252	162	6.50%, 8/ 1/2031	28	30
Washington Mutual Alternative Mortgage			6.50%, 10/ 1/2031	44	46
Pass-Through Certificates			7.00%, 10/ 1/2031	66	71
0.80%, 6/25/2046 (a)	2,852	420	6.00%, 12/ 1/2031	210	221

		43,254	6.50%, 12/ 1/2031	174	185

TOTAL BONDS	$ 72,108		6.50%, 2/ 1/2032	168	178

			6.50%, 5/ 1/2032	358	380
U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (74.54%)			6.50%, 8/ 1/2032	304	323
Federal Home Loan Mortgage Corporation			6.50%, 8/ 1/2032	1,140	1,211
(FHLMC) (19.94%)			5.00%, 2/ 1/2033	1,931	2,001
6.00%, 4/ 1/2039 (e)	5,800	6,063	5.50%, 3/ 1/2033	2,269	2,365
6.00%, 7/ 1/2009	8	8	5.00%, 6/ 1/2033	1,212	1,255
6.50%, 6/ 1/2017	356	374	5.00%, 6/ 1/2033	3,982	4,123
6.00%, 7/ 1/2017	191	202	6.00%, 9/ 1/2034	757	794
5.50%, 4/ 1/2018	532	558	5.00%, 12/ 1/2034	400	414
6.50%, 6/ 1/2018	23	25	6.00%, 2/ 1/2035	556	584
6.50%, 8/ 1/2021	31	33	6.50%, 4/ 1/2035	73	77
7.00%, 9/ 1/2023	33	35	5.00%, 5/ 1/2035	719	743
6.00%, 12/ 1/2023	53	56	5.00%, 7/ 1/2035	357	369
7.00%, 12/ 1/2023	25	27	5.00%, 7/ 1/2035	412	426
7.00%, 1/ 1/2024	24	26	5.00%, 10/ 1/2035	719	744
5.50%, 2/ 1/2024	70	73	6.00%, 8/ 1/2036	2,383	2,494
5.50%, 3/ 1/2024	48	50	6.00%, 10/ 1/2036 (a)	954	999
6.50%, 4/ 1/2024	37	40	6.00%, 3/ 1/2037	780	816
6.00%, 8/ 1/2025	49	52	5.50%, 7/ 1/2037	361	376
5.00%, 10/ 1/2025	2,759	2,856	6.50%, 12/ 1/2037	466	492
6.00%, 1/ 1/2026	22	23	6.00%, 1/ 1/2038 (a)	357	374
6.50%, 4/ 1/2026	29	31	6.00%, 1/ 1/2038	3,067	3,210
6.50%, 5/ 1/2026	26	28	6.00%, 3/ 1/2038	439	460
6.50%, 5/ 1/2026	32	34	5.50%, 4/ 1/2038	481	499
7.00%, 9/ 1/2027	31	33	6.00%, 4/ 1/2038	805	843
6.50%, 12/ 1/2027	33	35	5.50%, 5/ 1/2038	1,035	1,075
6.50%, 1/ 1/2028	23	24	6.00%, 6/ 1/2038	1,931	2,021
7.00%, 2/ 1/2028	10	11	4.79%, 9/ 1/2032 (a)	64	64
6.50%, 3/ 1/2028	26	28	5.25%, 9/ 1/2033 (a)	84	84
7.00%, 4/ 1/2028	137	148	5.71%, 2/ 1/2034 (a)	272	277
7.00%, 5/ 1/2028	21	23	4.66%, 8/ 1/2035 (a)	1,031	1,049
7.00%, 8/ 1/2028	36	39	6.49%, 7/ 1/2036 (a)	1,691	1,746
6.50%, 9/ 1/2028	28	29	6.51%, 1/ 1/2037 (a)	1,274	1,323
6.50%, 9/ 1/2028	42	45	6.60%, 5/ 1/2037	123	125
6.50%, 10/ 1/2028	154	164	5.69%, 6/ 1/2037 (a)	1,830	1,899
6.50%, 11/ 1/2028	38	41	5.69%, 6/ 1/2037 (a)	2,871	2,978

6.50%, 12/ 1/2028	81	87			51,437

7.50%, 10/ 1/2030	68	74
8.00%, 10/ 1/2030	90	98	Federal National Mortgage Association (FNMA) (38.54%)
7.50%, 2/ 1/2031	66	72	4.50%, 4/ 1/2039 (e)	4,020	4,108
			5.50%, 4/ 1/2039 (e)	3,825	3,970

Schedule of Investments
Government & High Quality Bond Account
March 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

U.S. GOVERNMENT & GOVERNMENT AGENCY			U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (continued)			OBLIGATIONS (continued)
Federal National Mortgage Association (FNMA)			Federal National Mortgage Association (FNMA)
(continued)			(continued)
6.50%, 6/ 1/2016	$ 144 $	152	5.50%, 9/ 1/2033	$ 7,351 $	7,661
6.00%, 8/ 1/2016	250	264	5.08%, 12/ 1/2033 (a)	989	1,022
5.50%, 8/ 1/2017	418	439	5.00%, 5/ 1/2034	2,386	2,468
6.50%, 8/ 1/2017	245	257	3.95%, 7/ 1/2034 (a)	197	199
5.00%, 1/ 1/2018	1,543	1,614	4.96%, 9/ 1/2034 (a)	2,289	2,285
5.50%, 1/ 1/2018	905	950	5.50%, 9/ 1/2034	3,403	3,542
5.00%, 11/ 1/2018	806	842	5.00%, 4/ 1/2035	643	665
5.50%, 7/ 1/2019	317	332	5.00%, 4/ 1/2035	1,476	1,526
5.50%, 8/ 1/2019	90	95	5.00%, 7/ 1/2035	105	109
5.50%, 8/ 1/2019	136	143	5.00%, 7/ 1/2035	2,034	2,103
5.50%, 8/ 1/2019	69	73	5.00%, 8/ 1/2035	469	485
5.50%, 8/ 1/2019	67	71	5.50%, 9/ 1/2035	2,939	3,056
5.50%, 8/ 1/2019	297	311	5.59%, 11/ 1/2035 (a)	3,612	3,749
5.50%, 8/ 1/2019	165	173	6.50%, 4/ 1/2036	134	141
5.50%, 9/ 1/2019	418	438	6.50%, 8/ 1/2036	594	626
5.50%, 10/ 1/2019	147	154	6.00%, 9/ 1/2036	1,381	1,445
4.50%, 12/ 1/2019	447	463	6.50%, 12/ 1/2036	997	1,051
4.50%, 1/ 1/2020	1,501	1,555	5.50%, 2/ 1/2037	2,011	2,090
7.50%, 4/ 1/2022	8	8	5.50%, 2/ 1/2037	109	113
6.00%, 6/ 1/2022	242	255	5.74%, 5/ 1/2037 (a)	5,823	6,055
6.00%, 11/ 1/2023	6	6	6.20%, 5/ 1/2037 (a)	1,661	1,725
6.50%, 11/ 1/2023	102	109	5.00%, 6/ 1/2037	7,633	7,887
5.50%, 5/ 1/2024	217	228	5.50%, 6/ 1/2037	1,161	1,207
6.50%, 5/ 1/2024	70	75	6.50%, 7/ 1/2037	237	250
6.50%, 7/ 1/2025	19	20	6.50%, 7/ 1/2037	315	332
6.50%, 8/ 1/2025	76	81	6.50%, 8/ 1/2037	421	444
6.50%, 2/ 1/2026	25	27	6.50%, 10/ 1/2037	540	569
6.00%, 3/ 1/2026	10	11	6.00%, 11/ 1/2037	576	602
6.50%, 3/ 1/2026	8	8	6.50%, 1/ 1/2038	147	155
6.50%, 5/ 1/2026	31	33	5.50%, 2/ 1/2038	1,768	1,837
6.50%, 6/ 1/2026	14	15	6.00%, 2/ 1/2038	1,716	1,794
7.00%, 1/ 1/2027	10	11	6.00%, 2/ 1/2038 (a)	1,879	1,964
7.50%, 7/ 1/2027	9	9	6.50%, 2/ 1/2038	212	224
7.00%, 11/ 1/2027	14	16	5.50%, 3/ 1/2038	1,059	1,100
6.50%, 7/ 1/2028	23	24	5.50%, 3/ 1/2038	2,554	2,653
6.50%, 9/ 1/2028	25	27	6.00%, 3/ 1/2038	518	542
6.00%, 11/ 1/2028	156	164	6.00%, 3/ 1/2038	774	809
7.00%, 10/ 1/2029	132	142	6.50%, 3/ 1/2038	193	204
7.00%, 6/ 1/2030	12	13	6.00%, 4/ 1/2038	908	950
8.00%, 6/ 1/2030	10	11	5.50%, 5/ 1/2038	1,919	1,993
7.00%, 5/ 1/2031	60	65	6.50%, 5/ 1/2038	111	117
7.50%, 5/ 1/2031	112	121	5.50%, 6/ 1/2038	965	1,002
6.50%, 9/ 1/2031	254	270	6.00%, 7/ 1/2038	1,965	2,055
6.00%, 12/ 1/2031	171	180	5.50%, 8/ 1/2038	1,124	1,168
4.73%, 12/ 1/2032 (a)	164	167	5.50%, 9/ 1/2038	2,410	2,504
6.00%, 1/ 1/2033	625	656	5.50%, 11/ 1/2038	964	1,002

5.50%, 3/ 1/2033	4,020	4,192			99,409

5.50%, 6/ 1/2033	557	581

Schedule of Investments
Government & High Quality Bond Account
March 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

U.S. GOVERNMENT & GOVERNMENT AGENCY			U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (continued)			OBLIGATIONS (continued)
Government National Mortgage Association			U.S. Treasury Strip (continued)
(GNMA) (4.83%)			0.00%, 5/15/2020 (f)	$ 10,500 $	7,156
6.00%, 4/ 1/2039 (e)	$ 595 $	622	0.00%, 11/15/2021 (f)	2,300	1,455

7.00%, 1/15/2024	17	18			10,099
7.00%, 12/15/2027	34	36

7.00%, 3/15/2028	192	206	TOTAL U.S. GOVERNMENT & GOVERNMENT
7.00%, 5/15/2028	88	95	AGENCY OBLIGATIONS	$ 192,270

7.00%, 5/15/2031	48	51	REPURCHASE AGREEMENTS (2.87%)
7.00%, 9/15/2031	169	182	Diversified Banking Institutions (0.74%)
7.00%, 6/15/2032	419	447	Investment in Joint Trading Account;
			Morgan Stanley Repurchase Agreement;
5.00%, 9/15/2033	51	54	0.19%; dated 3/31/2009 maturing
5.50%, 11/15/2033	307	321	4/01/2009 (collateralized by Sovereign
5.00%, 2/15/2034	2,636	2,742	Agency Issues; $1,948,000; 0.00%; dated
5.50%, 11/15/2038	1,195	1,245	03/09/2011)	$ 1,910 $	1,910
5.50%, 1/15/2039	1,566	1,632
			Money Center Banks (2.13%)
5.50%, 1/15/2039	622	648	Investment in Joint Trading Account; Bank
5.50%, 3/15/2039	1,151	1,199	of America Repurchase Agreement; 0.12%
6.00%, 5/20/2024	98	104	dated 3/31/2009 maturing 4/01/2009
6.00%, 6/20/2024	193	204	(collateralized by Sovereign Agency
6.00%, 6/20/2024	37	39	Issues; $3,896,000; 1.625% - 5.00%; dated
			04/26/11 - 05/11/17)	3,820	3,820
6.00%, 11/20/2025	43	45	Investment in Joint Trading Account;
6.50%, 12/20/2025	32	34	Deutsche Bank Repurchase Agreement;
6.50%, 1/20/2026	51	55	0.19%; dated 3/31/2009 maturing
6.00%, 2/20/2026	23	24	4/01/2009 (collateralized by Sovereign
			Agency Issues; $1,705,000; 2.265% -
6.50%, 2/20/2026	54	58	5.90%; dated 04/14/09 - 08/14/18)	1,671	1,671

6.00%, 4/20/2026	38	40			5,491
6.00%, 5/20/2026	18	19

6.00%, 6/20/2026	32	34	TOTAL REPURCHASE AGREEMENTS	$ 7,401

6.00%, 6/20/2026	21	22	Total Investments	$ 271,779
6.00%, 7/20/2026	20	21	Liabilities in Excess of Other Assets, Net - (5.36)%		(13,828)

6.00%, 9/20/2026	34	35	TOTAL NET ASSETS - 100.00%	$ 257,951

6.00%, 3/20/2027	144	151
6.00%, 1/20/2028	34	36
6.00%, 3/20/2028	19	20	(a)	Variable Rate. Rate shown is in effect at March 31, 2009.
6.00%, 6/20/2028	96	101	(b)	Security or a portion of the security was pledged to cover margin
			requirements for futures contracts. At the end of the period, the value of
6.00%, 7/20/2028	70	74	these securities totaled $44 or 0.02% of net assets.
6.00%, 3/20/2029	120	126	(c) Security is Illiquid
6.00%, 7/20/2029	139	146	(d)	Security exempt from registration under Rule 144A of the Securities Act
5.50%, 5/20/2035	1,499	1,562	of 1933. These securities may be resold in transactions exempt from

		12,448	registration, normally to qualified institutional buyers. Unless otherwise

			indicated, these securities are not considered illiquid. At the end of the
U.S. Treasury (3.54%)			period, the value of these securities totaled $2,043 or 0.79% of net
1.50%, 10/31/2010	4,000	4,048	assets.
			(e)	Security was purchased in a "to-be-announced" ("TBA") transaction.
4.13%, 5/15/2015	4,500	5,082	See Notes to Financial Statements.

		9,130	(f) Security is a Principal Only strip.

U.S. Treasury Inflation-Indexed Obligations (3.78%)
3.00%, 7/15/2012	9,160	9,747

U.S. Treasury Strip (3.91%)
0.00%, 11/15/2015 (f)	1,750	1,488

	Schedule of Investments
	Government & High Quality Bond Account
	March 31, 2009 (unaudited)
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$ 8,561
Unrealized Depreciation	(25,138)

Net Unrealized Appreciation (Depreciation)	(16,577)
Cost for federal income tax purposes	288,356
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent

Mortgage Securities	80.07%
Government	14.09%
Asset Backed Securities	7.52%
Financial	3.68%
Liabilities in Excess of Other Assets, Net	(5.36%)

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Futures	0.55%

	Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

US Long Bond; June 2009	Buy	11	$ 1,394	$ 1,427	$ 33
All dollar amounts are shown in thousands (000's)

Schedule of Investments
Income Account
March 31, 2009 (unaudited)

				Principal
	Shares	Value		Amount	Value
	Held	(000's)		(000's)	(000's)

PREFERRED STOCKS (0.02%)			BONDS (continued)
Finance - Investment Banker & Broker (0.00%)			Diversified Banking Institutions (6.24%)
Lehman Brothers Holdings Inc	33,675 $	-	Bank of America Corp
			5.42%, 3/15/2017	$ 800 $	486
Finance - Mortgage Loan/Banker (0.02%)			8.00%, 12/29/2049 (d)	850	341
Freddie Mac 8.38%; Series Z	40,000	18	8.13%, 12/29/2049 (d)	1,000	410

TOTAL PREFERRED STOCKS	$ 18		Citigroup Inc

	Principal		6.50%, 1/18/2011	2,525	2,414
	Amount	Value	Goldman Sachs Group Inc/The
	(000's)	(000's)	6.88%, 1/15/2011	2,100	2,122

			JP Morgan Chase & Co
BONDS (63.38%)			5.13%, 9/15/2014	850	752
Aerospace & Defense (0.74%)			7.90%, 4/29/2049 (d)	1,000	643
Boeing Co			Morgan Stanley
8.75%, 8/15/2021	$ 850	1,012	4.75%, 4/ 1/2014	850	695

Airlines (1.46%)			6.25%, 8/ 9/2026	850	703

Southwest Airlines Co 1994-A Pass Through					8,566

Trust			Electric - Integrated (10.27%)
9.15%, 7/ 1/2016	1,675	2,004	Exelon Generation Co LLC
			6.20%, 10/ 1/2017	850	760
Auto - Medium & Heavy Duty Trucks (0.52%)			Florida Power Corp
New Flyer Industries Ltd			6.35%, 9/15/2037	1,425	1,479
14.00%, 8/19/2020 (a)(b)(c)	908	713
			Illinois Power Co
			7.50%, 6/15/2009	1,550	1,551
Cable/Satellite TV (3.62%)
			Metropolitan Edison Co
Comcast Cable Communications Inc			4.95%, 3/15/2013	850	805
7.13%, 6/15/2013	1,275	1,327
			Mirant Americas Generation LLC
Comcast Cable Holdings LLC			8.50%, 10/ 1/2021	1,675	1,240
7.88%, 8/ 1/2013	425	431
			Nisource Finance Corp
COX Communications Inc			5.25%, 9/15/2017	1,675	1,249
7.88%, 8/15/2009	2,100	2,128
			Ohio Edison Co
Time Warner Cable Inc			5.45%, 5/ 1/2015	850	782
6.55%, 5/ 1/2037	1,275	1,073

			Oncor Electric Delivery Co
		4,959	7.00%, 9/ 1/2022	1,675	1,562

Casino Hotels (0.64%)			Pacific Gas & Electric Co
Harrah's Operating Co Inc			4.20%, 3/ 1/2011	1,900	1,929
6.50%, 6/ 1/2016	850	136	Pacificorp
MGM Mirage			4.95%, 8/15/2014	775	798
13.00%, 11/15/2013 (c)	1,000	745	5.25%, 6/15/2035	850	749

		881	Southwestern Electric Power Co

Casino Services (0.66%)			5.38%, 4/15/2015	1,275	1,178

OED Corp/Diamond Jo LLC					14,082

8.75%, 4/15/2012	1,125	900	Finance - Commercial (0.37%)
			CIT Group Inc
Cruise Lines (1.77%)			5.40%, 1/30/2016	850	509
Carnival Corp
7.20%, 10/ 1/2023	1,475	1,347	Finance - Consumer Loans (0.58%)
Royal Caribbean Cruises Ltd			American General Finance Corp
8.75%, 2/ 2/2011	850	620	4.63%, 5/15/2009	850	796
6.88%, 12/ 1/2013	850	459

		2,426	Finance - Investment Banker & Broker (0.74%)

			Jefferies Group Inc
			7.75%, 3/15/2012	1,275	777

Schedule of Investments
Income Account
March 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Finance - Investment Banker & Broker			Multimedia (continued)
(continued)			News America Holdings Inc
Jefferies Group Inc (continued)			8.00%, 10/17/2016	$ 1,000 $	1,009
6.25%, 1/15/2036	$ 425 $	233	News America Inc

		1,010	6.40%, 12/15/2035	850	630

Finance - Leasing Company (0.08%)					1,887

DVI Inc			Non-Hazardous Waste Disposal (2.10%)
0.00%, 2/ 1/2004 (a)(b)(e)	900	77	Allied Waste North America Inc
0.00%, 2/ 1/2004 (a)(b)(e)	400	36	7.25%, 3/15/2015	1,675	1,583

		113	Waste Management Inc

Food - Retail (1.56%)			7.38%, 8/ 1/2010	1,275	1,304

Safeway Inc					2,887

7.50%, 9/15/2009	2,100	2,142	Oil Company - Exploration & Production (1.49%)
			OPTI Canada Inc
Forestry (0.21%)			7.88%, 12/15/2014	1,675	733
Weyerhaeuser Co			XTO Energy Inc
7.38%, 3/15/2032	425	284	6.25%, 4/15/2013	1,275	1,317

					2,050

Life & Health Insurance (0.10%)
American General Corp			Oil Company - Integrated (0.88%)
7.50%, 7/15/2025	425	134	Petro-Canada
			4.00%, 7/15/2013	850	778
Medical - Drugs (0.61%)			9.25%, 10/15/2021	425	435

Elan Finance PLC/Elan Finance Corp					1,213

7.75%, 11/15/2011	1,000	840
			Physical Therapy & Rehabilitation Centers (0.91%)
Medical - Hospitals (2.67%)			Healthsouth Corp
HCA Inc			10.75%, 6/15/2016	1,275	1,250
8.75%, 9/ 1/2010	331	329
9.25%, 11/15/2016	850	774	Pipelines (3.90%)
7.50%, 11/ 6/2033	250	125	ANR Pipeline Co
			9.63%, 11/ 1/2021	1,000	1,200
Tenet Healthcare Corp
9.00%, 5/ 1/2015 (c)	1,262	1,218	El Paso Natural Gas Co
			7.50%, 11/15/2026	2,100	1,829
10.00%, 5/ 1/2018 (c)	1,262	1,221

			Enterprise Products Operating LLC
		3,667	6.38%, 2/ 1/2013	350	337

Medical - Wholesale Drug Distribution (0.63%)			Express Pipeline LP
Cardinal Health Inc			7.39%, 12/31/2017 (c)	1,021	1,211
6.75%, 2/15/2011	850	865	Southern Natural Gas Co
			8.00%, 3/ 1/2032	850	770

Metal - Diversified (0.86%)					5,347

Xstrata Canada Corp
6.00%, 10/15/2015	1,675	1,179	Publishing - Books (0.89%)
			Reed Elsevier Capital Inc
MRI - Medical Diagnostic Imaging (0.70%)			6.75%, 8/ 1/2011	1,275	1,225
Alliance HealthCare Services Inc
7.25%, 12/15/2012	1,000	960	Regional Banks (2.79%)
			Bank One Corp
Multi-Line Insurance (0.47%)			10.00%, 8/15/2010	325	337
Farmers Insurance Exchange			Nationsbank Corp/Pre-Merger with
6.00%, 8/ 1/2014 (c)	850	641	BankAmerica
			9.38%, 9/15/2009	925	907
Multimedia (1.38%)			Wells Fargo & Co
			4.63%, 4/15/2014	1,900	1,639
Historic TW Inc
9.15%, 2/ 1/2023	250	248

Schedule of Investments
Income Account
March 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Regional Banks (continued)			Transport - Services (0.48%)
Wells Fargo & Co (continued)			Trailer Bridge Inc
7.98%, 2/28/2049 (d)	$ 2,000 $	940	9.25%, 11/15/2011	$ 850 $	654

		3,823	TOTAL BONDS	$ 86,929

Reinsurance (0.23%)			SENIOR FLOATING RATE INTERESTS (0.83%)
Aspen Insurance Holdings Ltd			Special Purpose Entity (0.83%)
6.00%, 8/15/2014	425	310	Motor City Casino, Term Loan B
			0.00%, 7/21/2012 (d)(f)	1,000	527
REITS - Healthcare (3.24%)			8.50%, 7/21/2012 (d)	1,170	616

HCP Inc					1,143
6.00%, 3/ 1/2015	1,675	1,205

Health Care REIT Inc			TOTAL SENIOR FLOATING RATE INTERESTS	$ 1,143

6.20%, 6/ 1/2016	1,675	1,294
			CONVERTIBLE BONDS (2.78%)
Healthcare Realty Trust Inc
8.13%, 5/ 1/2011	2,100	1,950	Containers - Paper & Plastic (0.86%)

			Sealed Air Corp
		4,449	3.00%, 6/30/2033 (c)(d)	1,275	1,187

REITS - Office Property (1.16%)
Arden Realty LP			Pharmacy Services (0.48%)
5.20%, 9/ 1/2011	850	820	Omnicare Inc
5.25%, 3/ 1/2015	850	766	3.25%, 12/15/2035	1,000	655

		1,586

			Therapeutics (1.44%)
REITS - Shopping Centers (0.47%)			CV Therapeutics Inc
Developers Diversified Realty Corp			3.25%, 8/16/2013	2,000	1,973

4.63%, 8/ 1/2010	850	638	TOTAL CONVERTIBLE BONDS	$ 3,815

Special Purpose Entity (1.41%)			U.S. GOVERNMENT & GOVERNMENT AGENCY
CCM Merger Inc			OBLIGATIONS (24.62%)
8.00%, 8/ 1/2013 (c)	1,675	687	Federal Home Loan Mortgage Corporation
			(FHLMC) (11.51%)
CDX North America High Yield			5.50%, 11/ 1/2017	337	354
7.63%, 6/29/2012 (c)	1,591	1,249

			5.50%, 1/ 1/2018	230	242
		1,936

			5.00%, 8/ 1/2019	2,077	2,166
Telecommunication Services (1.85%)			9.00%, 1/ 1/2025	10	11
Qwest Corp			6.50%, 6/ 1/2029	86	92
8.88%, 3/15/2012 (d)	1,675	1,654	6.50%, 8/ 1/2029	125	133
Telus Corp			6.00%, 3/ 1/2031	123	129
8.00%, 6/ 1/2011	850	885

			5.50%, 5/ 1/2031	238	248
		2,539

			7.00%, 1/ 1/2032	114	123
Telephone - Integrated (2.57%)			6.00%, 5/ 1/2032	343	360
Deutsche Telekom International Finance BV			4.50%, 8/ 1/2033	1,965	2,012
8.50%, 6/15/2010 (d)	3,375	3,525	5.50%, 6/ 1/2035	1,706	1,774
			5.00%, 11/ 1/2035	2,535	2,621
Toys (0.60%)
Mattel Inc			5.50%, 1/ 1/2036	2,385	2,480
7.30%, 6/13/2011	850	827	5.50%, 4/ 1/2036	1,267	1,316
			6.00%, 6/ 1/2038	1,653	1,729

Transport - Rail (1.53%)					15,790

Norfolk Southern Corp			Federal National Mortgage Association (FNMA) (5.00%)
6.20%, 4/15/2009	2,100	2,100
			5.00%, 1/ 1/2018	631	660
			7.00%, 1/ 1/2030	14	14
			6.50%, 5/ 1/2031	80	85
			6.00%, 4/ 1/2032	417	438

Schedule of Investments
Income Account
March 31, 2009 (unaudited)

	Principal		(a)	Market value is determined in accordance with procedures established in
			good faith by the Board of Directors. At the end of the period, the value
	Amount	Value	of these securities totaled $826 or 0.60% of net assets.

	(000's)	(000's)	(b) Security is Illiquid

U.S. GOVERNMENT & GOVERNMENT AGENCY			(c)	Security exempt from registration under Rule 144A of the Securities Act
OBLIGATIONS (continued)			of 1933. These securities may be resold in transactions exempt from
Federal National Mortgage Association (FNMA)			registration, normally to qualified institutional buyers. Unless otherwise
(continued)			indicated, these securities are not considered illiquid. At the end of the
6.50%, 4/ 1/2032	$ 396 $	421	period, the value of these securities totaled $8,872 or 6.47% of net
6.50%, 5/ 1/2032	161	171	assets.
5.50%, 3/ 1/2033	780	813	(d) Variable Rate. Rate shown is in effect at March 31, 2009.
5.50%, 6/ 1/2033	1,960	2,048	(e) Non-Income Producing Security
5.50%, 2/ 1/2035	2,124	2,209	(f)	This Senior Floating Rate Note will settle after March 31, 2009, at which

			time the interest rate will be determined.
		6,859

Government National Mortgage Association			Unrealized Appreciation (Depreciation)
(GNMA) (0.31%)			The net federal income tax unrealized appreciation (depreciation) and federal tax cost
9.00%, 2/15/2025	16	17	of investments held by the account as of the period end were as follows:
7.00%, 6/20/2031	140	150
6.00%, 5/20/2032 (d)	237	248	Unrealized Appreciation	$ 3,698

		415	Unrealized Depreciation	(17,997)

			Net Unrealized Appreciation (Depreciation)	(14,299)
U.S. Treasury (7.80%)			Cost for federal income tax purposes	148,910
5.38%, 2/15/2031	2,000	2,522	All dollar amounts are shown in thousands (000's)
4.50%, 2/15/2036	2,210	2,546
5.00%, 5/15/2037	2,000	2,488	Portfolio Summary (unaudited)

4.50%, 5/15/2038	1,000	1,168	Sector	Percent

3.50%, 2/15/2039	2,000	1,976	Financial	25.22%

		10,700	Mortgage Securities	16.82%

			Communications	10.31%
TOTAL U.S. GOVERNMENT & GOVERNMENT			Utilities	10.27%
AGENCY OBLIGATIONS	$ 33,764		Consumer, Non-cyclical	9.00%

REPURCHASE AGREEMENTS (6.52%)			Government	7.81%
			Energy	6.28%
Diversified Banking Institutions (1.68%)			Industrial	5.72%
Investment in Joint Trading Account;			Consumer, Cyclical	5.65%
Morgan Stanley Repurchase Agreement;			Basic Materials	1.07%
0.19%; dated 3/31/2009 maturing			Other Assets in Excess of Liabilities, Net	1.85%

4/01/2009 (collateralized by Sovereign			TOTAL NET ASSETS	100.00%

Agency Issues; $2,354,000; 0.00%; dated

03/09/2011)	$ 2,308 $	2,308

Money Center Banks (4.84%)
Investment in Joint Trading Account; Bank
of America Repurchase Agreement; 0.12%
dated 3/31/2009 maturing 4/01/2009
(collateralized by Sovereign Agency
Issues; $4,707,000; 1.625% - 5.00%; dated
04/26/11 - 05/11/17)	4,615	4,615
Investment in Joint Trading Account;
Deutsche Bank Repurchase Agreement;
0.19%; dated 3/31/2009 maturing
4/01/2009 (collateralized by Sovereign
Agency Issues; $2,059,000; 2.265% -
5.90%; dated 04/14/09 - 08/14/18)	2,019	2,019

		6,634

TOTAL REPURCHASE AGREEMENTS	$ 8,942

Total Investments	$ 134,611
Other Assets in Excess of Liabilities, Net - 1.85%		2,542

TOTAL NET ASSETS - 100.00%	$ 137,153

Schedule of Investments
International Emerging Markets Account
March 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (91.24%)			COMMON STOCKS (continued)
Airlines (0.37%)			Cellular Telecommunications (continued)
Turk Hava Yollari Anonium Ortakligi (a)	88,533 $	348	Vivo Participacoes SA ADR	39,126 $	511

					8,072

Apparel Manufacturers (0.56%)
Youngone Corp	84,570	532	Coal (0.46%)
			Banpu Public Co Ltd (a)(b)	41,500	251
Applications Software (1.05%)			Tambang Batubara Bukit Asam Tbk PT	317,500	186

Check Point Software Technologies Ltd (a)	44,541	989			437

			Commercial Banks (12.94%)
Auto - Medium & Heavy Duty Trucks (0.33%)			ABSA Group Ltd	52,471	533
Mahindra & Mahindra Ltd (b)	41,374	314	Axis Bank Ltd	48,235	395
Auto/Truck Parts & Equipment - Original (1.04%)			Banco do Brasil SA	116,274	859
Hyundai Mobis	16,935	983	BanColombia SA ADR	18,433	359
			Bangkok Bank Public Co (a)(b)	217,700	461
Beverages - Non-Alcoholic (0.29%)			Bank Mandiri Tbk PT	1,805,000	342
Coca-Cola Femsa SAB de CV	79,760	271	Bank of China Ltd	5,893,000	1,954
			Bank of India	129,761	563
Brewery (1.55%)			Bank Rakyat Indonesia	1,392,000	507
Cia Cervecerias Unidas SA	55,645	312	China Construction Bank Corp	1,883,217	1,069
Cia de Bebidas das Americas ADR	23,954	1,144	Credicorp Ltd	12,804	600
Hite Brewery Co Ltd	90	9	Daegu Bank	74,130	395

		1,465	Industrial and Commercial Bank of China Ltd	2,085,000	1,084

Building - Heavy Construction (0.34%)			Itau Unibanco Banco Multiplo SA ADR (a)	55,833	607
Daewoo Engineering & Construction Co Ltd	45,340	320	Komercni Banka AS	1,756	177
			Mizrahi Tefahot Bank Ltd	57,255	277
Building - Residential & Commercial (0.17%)			Siam Commercial Bank Public (a)	275,600	423
Desarrolladora Homex SAB de CV ADR (a)	12,180	161	Standard Bank Group Ltd	55,772	468
			State Bank of India Ltd	13,880	569
Building & Construction - Miscellaneous (0.20%)			Turkiye Vakiflar Bankasi Tao	778,926	588

China Communications Construction Co Ltd	173,000	190			12,230

Building Products - Cement & Aggregate (1.91%)			Computer Services (0.78%)
Anhui Conch Cement Co Ltd	96,000	530	Infosys Technologies Ltd ADR	27,787	740
Cemex SAB de CV (a)	579,410	363
Pretoria Portland Cement Co Ltd	121,767	404	Computers (2.09%)
Taiwan Cement Corp	612,000	506	Acer Inc	345,404	520

		1,803	Compal Electronics Inc	594,000	427

			HTC Corp	56,000	689
Casino Hotels (0.24%)			Quanta Computer Inc	266,000	336

Resorts World Bhd	388,800	228			1,972

Cellular Telecommunications (8.54%)			Diversified Financial Services (1.83%)
Advanced Info Service PCL (a)(b)	272,800	636	Chinatrust Financial Holding Co Ltd	669,469	246
America Movil SAB de CV ADR	39,787	1,077	Hana Financial Group Inc	42,550	648
Cellcom Israel Ltd	27,084	577	Intergroup Financial Services Corp (b)	19,641	172
China Mobile Ltd	347,459	3,027	Korea Investment Holdings Co Ltd	4,930	107
Empresa Nacional de Telecomunicaciones SA	44,249	512	Shinhan Financial Group Co Ltd	9,137	165
MTN Group Ltd	81,072	899	SinoPac Financial Holdings Co Ltd	1,987,000	397

SK Telecom Co Ltd	3,884	540			1,735

Turkcell Iletisim Hizmet AS	59,732	293	Diversified Manufacturing Operations (0.33%)
			Doosan Corp	4,241	310

Schedule of Investments
International Emerging Markets Account
March 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Diversified Minerals (0.37%)			Food - Retail (continued)
Anglo American PLC	20,643 $	350	Shoprite Holdings Ltd	108,920 $	582

					1,019

Diversified Operations (2.64%)
Beijing Enterprises Holdings Ltd	135,000	562	Gas - Distribution (0.28%)
GS Holdings Corp	11,160	241	Korea Gas Corp	9,058	267
Guangdong Investment Ltd	354,000	143	Gold Mining (1.96%)
LG Corp	21,850	787	Gold Fields Ltd	75,477	848
Shanghai Industrial Holdings Ltd	273,000	758	Harmony Gold Mining Co Ltd (a)	64,249	694

		2,491	Zijin Mining Group Co Ltd	436,000	310

Electric - Generation (0.83%)					1,852

CEZ AS	4,898	175	Import & Export (0.48%)
Huaneng Power International Inc	910,000	610	Hyosung Corp	9,580	454

		785

Electric - Integrated (1.76%)			Internet Application Software (1.08%)
Cia Paranaense de Energia	35,600	370	Tencent Holdings Ltd	138,320	1,024
Enersis SA ADR	34,776	525
			Life & Health Insurance (2.24%)
Korea Electric Power Corp	18,520	339
			China Life Insurance Co Ltd	463,000	1,523
Tenaga Nasional BHD	256,000	429

			Sanlam Ltd	334,853	595

		1,663

					2,118

Electric - Transmission (0.49%)
			Machinery - General Industry (0.25%)
Cia de Transmissao de Energia Eletrica
Paulista	22,500	468	STX Engine Co Ltd	16,730	240

Electric Products - Miscellaneous (0.42%)			Medical - Drugs (1.24%)
LG Electronics Inc	5,994	399	China Pharmaceutical Group Ltd	1,212,000	484
			Cipla Ltd/India	157,779	686

Electronic Components - Miscellaneous (0.30%)					1,170

Hon Hai Precision Industry Co Ltd	125,807	285	Medical - Generic Drugs (2.32%)
			Teva Pharmaceutical Industries Ltd ADR	48,591	2,189
Electronic Components - Semiconductors (4.24%)
MediaTek Inc	116,000	1,092	Metal - Copper (0.67%)
Samsung Electronics Co Ltd	7,051	2,913	Antofagasta PLC	87,944	636

		4,005

Feminine Health Care Products (0.78%)			Multi-Line Insurance (0.97%)
Hengan International Group Co Ltd	183,000	736	Ping An Insurance Group Co of China Ltd	154,834	922

Finance - Credit Card (0.90%)			Non-Ferrous Metals (0.37%)
Redecard SA	69,900	847	Korea Zinc Co Ltd	4,194	348

Finance - Investment Banker & Broker (0.18%)			Oil Company - Exploration & Production (2.96%)
Daishin Securities Co Ltd	13,510	168	CNOOC Ltd	1,320,000	1,327
			Gazprom OAO (a)(b)(c)	11,053	412
Food - Miscellaneous/Diversified (0.75%)			Gazprom OAO (a)	71,235	1,061

Nong Shim Co Ltd	1,604	250			2,800

Tiger Brands Ltd	31,908	455	Oil Company - Integrated (9.08%)

		705	China Petroleum & Chemical Corp	838,000	537

Food - Retail (1.08%)			LUKOIL ADR	33,798	1,274
Cia Brasileira de Distribuicao Grupo Pao de			PetroChina Co Ltd	1,761,897	1,406
Acucar ADR	16,154	437	Petroleo Brasileiro SA ADR	118,921	3,623
			Rosneft Oil Co	223,669	958

Schedule of Investments
International Emerging Markets Account
March 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Oil Company - Integrated (continued)			Steel - Producers (continued)
Sasol Ltd	26,962 $	782	POSCO ADR	18,213 $	1,217

		8,580			2,030

Oil Refining & Marketing (2.10%)			Steel Pipe & Tube (0.33%)
Reliance Industries Ltd	36,338	1,095	Confab Industrial SA	179,200	311
SK Holdings Co Ltd	5,385	422
S-Oil Corp	5,650	231	Telecommunication Services (1.36%)
Tupras-Turkiye Petrol Rafinerileri AS	23,827	239	Chunghwa Telecom Co Ltd	292,818	534

		1,987	Digi.Com BHD	73,831	429

			Indosat Tbk PT	389,839	160
Paper & Related Products (0.39%)			Telefonica O2 Czech Republic AS	8,343	166

Kimberly-Clark de Mexico SAB de CV	113,000	367			1,289

Petrochemicals (0.32%)			Telephone - Integrated (1.72%)
Honam Petrochemical Corp	3,971	172	Bezeq Israeli Telecommunication Corp Ltd	439,095	689
PTT Chemical PLC (a)	155,400	127	KT Corp	5,960	166

		299	Philippine Long Distance Telephone Co	11,330	506

Platinum (0.51%)			Telkom SA Ltd	23,695	264

Impala Platinum Holdings Ltd	28,730	481			1,625

			Tobacco (1.32%)
Property & Casualty Insurance (0.48%)			ITC Ltd	128,575	469
PICC Property & Casualty Co Ltd	832,000	453	KT&G Corp	14,183	783

					1,252

Public Thoroughfares (0.26%)
Zhejiang Expressway Co Ltd	336,000	245	Transport - Marine (0.23%)
			Pacific Basin Shipping Ltd	487,000	222
Real Estate Operator & Developer (0.78%)
Agile Property Holdings Ltd	768,000	435	Web Portals (0.98%)
China Overseas Land & Investment Ltd	192,000	301	LG Dacom Corp	11,530	146

		736	Netease.com ADR (a)	16,532	444

			NHN Corp (a)	3,073	339

Retail - Apparel & Shoe (0.45%)
					929

Truworths International Ltd	126,865	430
			Wireless Equipment (0.35%)
Retail - Convenience Store (0.44%)			Gemtek Technology Corp	230,000	327

President Chain Store Corp	183,000	420	TOTAL COMMON STOCKS	$ 86,245

Rubber & Vinyl (0.54%)			PREFERRED STOCKS (5.85%)
TSRC Corp	570,000	511	Commercial Banks (1.03%)
			Banco Itau Holding Financeira SA	88,483	976
Semiconductor Component - Integrated Circuits (2.42%)
Taiwan Semiconductor Manufacturing Co Ltd	1,519,219	2,288	Diversified Minerals (2.58%)
			Cia Vale do Rio Doce	210,572	2,434
Shipbuilding (0.45%)
Hanjin Heavy Industries & Construction Co			Electric - Distribution (0.36%)
Ltd	9,231	191	Eletropaulo Metropolitana Eletricidade de
Hyundai Heavy Industries	1,612	231	Sao Paulo SA	23,688	334

		422

			Electric - Integrated (0.57%)
Steel - Producers (2.15%)			Cia Energetica de Minas Gerais	36,527	541
Angang Steel Co Ltd	194,000	197
Evraz Group SA (b)	26,371	217	Investment Companies (0.37%)
Jindal Steel & Power Ltd	16,708	399	Bradespar SA (a)	35,400	346

Schedule of Investments
International Emerging Markets Account
March 31, 2009 (unaudited)

			Portfolio Summary (unaudited)

			Country	Percent

	Shares	Value
	Held	(000's)	Brazil	15.55%

			Korea, Republic Of	15.14%
PREFERRED STOCKS (continued)			China	13.22%
Investment Companies (continued)			Taiwan, Province Of China	9.07%
Lereko Mobility Pty Ltd (a)	2,003 $	7	Hong Kong	8.00%

			South Africa	7.87%
		353	India	5.53%

Steel - Producers (0.94%)			Israel	4.99%
			Russian Federation	3.92%
Gerdau SA	49,800	276	Mexico	2.37%
Usinas Siderurgicas de Minas Gerais SA	48,390	614	Thailand	2.01%

		890	Turkey	1.55%
			Chile	1.43%

TOTAL PREFERRED STOCKS	$ 5,528		Indonesia	1.27%

			Malaysia	1.15%
	Principal		United Kingdom	1.04%
	Amount	Value	United States	1.02%
	(000's)	(000's)	France	0.99%

SHORT TERM INVESTMENTS (2.01%)			Peru	0.82%
			Czech Republic	0.55%
Commercial Paper (2.01%)			Philippines	0.54%
Investment in Joint Trading Account; BNP			Cayman Islands	0.46%
Paribas Finance Inc			Colombia	0.38%
0.24%, 4/ 1/2009	$ 966 $	966	Luxembourg	0.23%
Investment in Joint Trading Account; Societe			Other Assets in Excess of Liabilities, Net	0.90%

Generale North America Inc			TOTAL NET ASSETS	100.00%

0.19%, 4/ 1/2009	940	940

		1,906

TOTAL SHORT TERM INVESTMENTS	$ 1,906

Total Investments	$ 93,679
Other Assets in Excess of Liabilities, Net - 0.90%		850

TOTAL NET ASSETS - 100.00%	$ 94,529

(a) Non-Income Producing Security
(b)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $2,463 or 2.61% of net assets.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $412 or 0.44% of net assets.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$ 4,155
Unrealized Depreciation		(32,256)

Net Unrealized Appreciation (Depreciation)		(28,101)
Cost for federal income tax purposes		121,780
All dollar amounts are shown in thousands (000's)

Schedule of Investments
International SmallCap Account
March 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (96.67%)			COMMON STOCKS (continued)
Aerospace & Defense (1.22%)			Auto/Truck Parts & Equipment - Original
MTU Aero Engines Holding AG	16,732 $	388	(continued)
VT Group PLC	68,344	463	Polytec Holding AG	14,742 $		27

		851	Unipres Corp	13,000		91

						264

Aerospace & Defense Equipment (0.31%)
BBA Aviation PLC	183,200	217	Batteries & Battery Systems (0.24%)
			NPC Inc	3,562		170
Agricultural Chemicals (0.18%)
Migao Corp (a)	24,000	127	Beverages - Wine & Spirits (0.13%)
			Davide Campari-Milano SpA	14,457		92
Airlines (0.86%)
Air Berlin PLC (a)	13,447	55	Bicycle Manufacturing (0.08%)
easyJet PLC (a)	118,760	475	Accell Group	2,301		56
Jazz Air Income Fund	27,200	69	Building - Heavy Construction (0.67%)

		599	Aecon Group Inc	28,000		223

Airport Development & Maintenance (0.04%)			Grupo Soares da Costa SGPS SA (a)	17,991		12
Singapore Airport Terminal Services Ltd	34,000	27	Halla Engineering & Construction Corp	9		-
			Nippo Corp	27,988		228

Apparel Manufacturers (0.59%)						463

Benetton Group SpA	43,874	286
Fiberweb PLC	39,441	19	Building - Maintenance & Service (0.70%)
Gerry Weber International AG	5,140	106	Aeon Delight Co Ltd	11,700		147

		411	Connaught Plc	58,446		253

			Kyoritsu Maintenance Co Ltd	5,400		85
Appliances (0.58%)			Mears Group Plc	860		3

Noritz Corp	4,000	53				488

SEB SA	13,051	353

		406	Building - Mobile Home & Manufactured Housing (0.08%)

			Fleetwood Corp Ltd	13,757		53
Applications Software (0.42%)
Aero Inventory Plc	12,187	24	Building - Residential & Commercial (0.08%)
NSD Co Ltd	42,300	271	Mitsui Home Co Ltd	13,000		55

		295

			Building & Construction - Miscellaneous (1.32%)
Athletic Footwear (0.44%)			Ballast Nedam (a)	2,238		43
Puma AG Rudolf Dassler Sport	2,025	307
			Maeda Corp	41,000		143
Audio & Video Products (0.42%)			Peab AB	77,973		244
Advanced Digital Broadcast Holdings SA (a)	2,258	44	Penta-Ocean Construction Co Ltd	58,000		67

Loewe AG	5,218	54	United Group Ltd	66,428		425

Pace PLC (a)	144,080	191				922

		289	Building & Construction Products -

			Miscellaneous (0.07%)
Auto - Car & Light Trucks (0.13%)			Cardo AB	1,997		34
Kanto Auto Works Ltd	9,100	88	Wavin NV	4,685		15

Auto - Medium & Heavy Duty Trucks (0.05%)						49

Rosenbauer International AG	1,121	35	Building Products - Air & Heating (0.03%)
			CENTROTEC Sustainable AG (a)	1,968		20
Auto/Truck Parts & Equipment - Original (0.38%)
Imasen Electric Industrial	12,800	68	Building Products - Cement & Aggregate (1.43%)
Landi Renzo SpA	19,518	58	Adelaide Brighton Ltd	193,061		263
Piolax Inc	1,700	20	Ciments Francais SA	2,874		210
			Marshalls PLC	19,187		27

Schedule of Investments
International SmallCap Account
March 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Building Products - Cement & Aggregate			Communications Software (0.06%)
(continued)			NEC Mobiling Ltd	2,700 $		42
Sa des Ciments Vicat	3,167 $	140
Sumitomo Osaka Cement Co Ltd	153,964	357	Computer Services (1.09%)

		997	Alten Ltd (a)	16,181		235

Building Products - Wood (0.21%)			HiQ International AB (a)	24,200		64
China Grand Forestry Green Resources			Hitachi Information Systems Ltd	15,200		250
Group Ltd (a)	3,704,000	145	Ines Corp	11,300		62
			Novabase SGPS SA (a)	14,353		79
Cable/Satellite TV (1.11%)			SDL PLC (a)	16,631		68

Cogeco Cable Inc	13,700	342				758

SKY Perfect JSAT Holdings Inc	1,105	430

		772	Computers (0.04%)

			MCJ Co Ltd	511		27
Casino Services (0.21%)
Mars Engineering Corp	5,000	143	Computers - Integrated Systems (0.58%)
			Bechtle AG	5,784		92
Cellular Telecommunications (0.26%)			CSE Global Ltd	125,500		28
Okinawa Cellular Telephone Co	36	62	Information Services International-Dentsu Ltd	7,300		39
T-Gaia Corp	109	116	Ingenico	14,895		247

		178				406

Chemicals - Diversified (1.01%)			Computers - Peripheral Equipment (0.08%)
Nippon Soda Co Ltd	25,000	74	Domino Printing Sciences	19,887		54
Tessenderlo Chemie NV	10,012	305
Wacker Chemie AG	3,895	323	Consulting Services (0.87%)

		702	Atkins WS PLC	36,667		260

Chemicals - Specialty (0.43%)			Bureau Veritas SA	7,684		291
Lintec Corp	23,744	299	Future Architect Inc	76		27
			Sogo Medical Co Ltd	1,500		30

Commercial Banks (2.62%)						608

Bank of Ikeda Ltd/The	3,494	148	Containers - Metal & Glass (0.34%)
Bank of Queensland Ltd	30,894	181	CCL Industries	11,800		196
Bank of Saga Ltd/The	42,797	142	Vetropack Holding AG	36		39

Chiba Kogyo Bank Ltd/The (a)	8,200	81				235

Hokuetsu Bank Ltd/The	47,000	79
Juroku Bank Ltd/The	41,009	138	Containers - Paper & Plastic (0.40%)
Kanto Tsukuba Bank Ltd/The	30,700	89	FP Corp	7,195		281
Mie Bank Ltd/The	45,725	143	Cosmetics & Toiletries (0.30%)
Musashino Bank Ltd/The	14,194	441	Dr Ci:Labo Co Ltd	31		49
Seven Bank Ltd	115	306	Pigeon Corp	2,600		65
Shimizu Bank Ltd/The	900	37	PZ Cussons PLC	43,498		97

SpareBank 1 SMN	7,904	29				211

Yachiyo Bank Ltd/The	292	10

		1,824	Diagnostic Kits (0.26%)

			DiaSorin SpA	8,105		181
Commercial Services (0.84%)
Cape PLC (a)	4,696	4	Distribution & Wholesale (0.99%)
MacDonald Dettwiler & Associates Ltd (a)	8,800	174	D'ieteren SA	482		69
Park24 Co Ltd	55,600	378	Diploma PLC	39,168		52
Spice Plc	39,669	31	Esprinet SpA	8,272		50

		587	Hanwa Co Ltd	162,000		415

			Inaba Denki Sangyo Co Ltd	2,400		54

Schedule of Investments
International SmallCap Account
March 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Distribution & Wholesale (continued)			Electronic Components - Miscellaneous (1.79%)
Inabata & Co Ltd	19,929 $	51	Chemring Group PLC	19,633 $	534
Tat Hong Holdings Ltd - Warrants (a)	16,700	-	Fujitsu General Ltd	18,000	33

		691	Hosiden Corp	45,300	452

Diversified Financial Services (0.47%)			Nihon Dempa Kogyo Co Ltd	2,100	32
Challenger Financial Services Group Ltd	89,840	91	Spectris PLC	33,728	194

International Personal Finance	164,202	212			1,245

Renta 4 SA	4,283	25	Electronic Components - Semiconductors (0.40%)

		328	Axell Corp	8	27

Diversified Manufacturing Operations (1.13%)			Megachips Corp	10,600	170
Cookson Group PLC	2,015,493	470	Mimasu Semiconductor Industry Co Ltd	7,400	82

Gesco AG	561	25			279

Senior PLC	160,112	63	Electronics - Military (0.33%)
Ten Cate NV	13,444	232	Ultra Electronics Holdings	14,592	228

		790

			E-Marketing & Information (0.54%)
Diversified Minerals (0.65%)			CyberAgent Inc	649	377
Iluka Resources Ltd	103,992	292
Straits Resources Ltd	178,235	158	Energy - Alternate Sources (0.16%)

		450	Linc Energy Ltd (a)	14,058	21

Diversified Operations (1.31%)			Plambeck Neue Energien AG (a)	30,763	91

C C Land Holdings Ltd	1,236,000	274			112

CIR-Compagnie Industriali Riunite SpA	63,710	66	Engineering - Research & Development Services (2.69%)
Debenhams PLC	180,566	124	Aangpanneforeningen AB	5,377	70
Exor SpA (a)	13,761	92	COMSYS Holdings Corp	68,000	575
Financiere de L'Odet	237	43	Hitachi Plant Technologies Ltd	24,000	64
Mitie Group PLC	116,608	312	Imtech NV	31,726	436

		911	NEC Networks & System Integration Corp	39,600	340

Diversified Operations & Commercial Services (0.05%)			Nippon Densetsu Kogyo Co Ltd	5,000	43
Interserve PLC	13,533	36	Sanki Engineering Co Ltd	21,000	115
			Shinko Plantech Co Ltd	7,700	48
E-Commerce - Products (0.12%)			Takasago Thermal Engineering Co Ltd	11,000	68
ASOS PLC (a)	18,730	81	Toyo Engineering Corp	39,000	115

					1,874

E-Commerce - Services (0.08%)
Gourmet Navigator Inc	29	59	Engines - Internal Combustion (0.06%)
			Daihatsu Diesel Manufacturing Co Ltd	7,706	45
Electric - Generation (0.11%)
Algonquin Power Income Fund	41,462	79	Enterprise Software & Services (1.48%)
			Aveva Group PLC	20,464	166
Electric - Integrated (1.07%)			IT Holdings Corp	16,761	195
Atco Ltd	15,414	440	Micro Focus International PLC	72,811	315
Energiedienst Holding AG	941	40	Software AG	5,032	358

Okinawa Electric Power Co Inc/The	5,000	266			1,034

		746	Entertainment Software (0.40%)

Electric Products - Miscellaneous (0.91%)			UBISOFT Entertainment (a)	15,323	280
Johnson Electric Holdings Ltd	86,000	16
Nippon Signal Co Ltd	28,200	159	E-Services - Consulting (0.10%)
Vossloh AG	4,353	459	Atea ASA (a)	27,800	67

		634

Schedule of Investments
International SmallCap Account
March 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Feminine Health Care Products (0.51%)			Food - Miscellaneous/Diversified (continued)
Hengan International Group Co Ltd	89,000 $	358	Viscofan SA	19,646 $	382

					1,197

Finance - Commercial (0.09%)
NIS Group Co Ltd	213,300	64	Food - Retail (0.30%)
			Jeronimo Martins SGPS SA	42,907	211
Finance - Credit Card (0.14%)
Jaccs Co Ltd	49,000	94	Food - Wholesale & Distribution (0.56%)
			Heng Tai Consumables Group Ltd (a)	650,000	31
Finance - Investment Banker & Broker (0.20%)			Kato Sangyo Co Ltd	5,000	73
Ichiyoshi Securities Co Ltd	7,300	32	Premier Foods PLC	572,569	282

Mito Securities Co Ltd	16,000	39			386

Takagi Securities Co Ltd	41,541	41	Funeral Services & Related Items (0.37%)
Toyo Securities Co Ltd	17,000	27	Dignity PLC	33,727	260

		139

Finance - Leasing Company (0.84%)			Gas - Distribution (0.52%)
Century Tokyo Leasing Corp	22,707	136	Keyera Facilities Income Fund	29,316	361
First Ship Lease Trust	137,254	34	Gold Mining (1.82%)
Fuyo General Lease Co Ltd	15,100	190	Aurizon Mines Ltd (a)	59,301	273
Grenkeleasing AG	1,609	43	Avoca Resources Ltd (a)	20,608	24
IBJ Leasing Co Ltd	3,900	43	Franco-Nevada Corp	15,900	343
ICHINEN HOLDINGS CO LTD	8,800	35	Red Back Mining Inc (a)	76,861	497
Ricoh Leasing Co Ltd	6,200	104	SEMAFO Inc (a)	83,000	134

		585			1,271

Finance - Other Services (1.34%)			Golf (0.20%)
ICAP PLC	53,998	235	Accordia Golf Co Ltd	163	89
IG Group Holdings PLC	86,504	217	SRI Sports Ltd	62	48

Intrum Justitia AB	33,400	219			137

Osaka Securities Exchange Co Ltd	82	264

		935	Import & Export (0.56%)

			Kanematsu Corp (a)	489,950	393
Fisheries (0.14%)
Pescanova SA	2,820	97	Industrial Audio & Video Products (0.06%)
			Dalsa Corp	4,700	21
Food - Baking (0.31%)			Miranda Technologies Inc (a)	5,800	22

Aryzta AG (a)	8,993	215			43

Food - Dairy Products (0.57%)			Industrial Automation & Robots (0.04%)
Morinaga Milk Industry Co Ltd	85,000	254	Kardex AG (a)	1,165	29
Snow Brand Milk Products Co Ltd	51,979	143

		397	Industrial Gases (0.82%)

			Air Water Inc	64,000	567
Food - Meat Products (0.11%)
Yonekyu Corp	7,500	76	Instruments - Controls (0.58%)
			Rotork PLC	33,196	405
Food - Miscellaneous/Diversified (1.72%)
AarhusKarlshamn AB	3,796	47	Instruments - Scientific (0.10%)
East Asiatic Co Ltd A/S	4,950	140	Furuno Electric Co Ltd	13,300	67
Fuji Oil Co Ltd	30,344	326
Nisshin Oillio Group Ltd/The	59,000	256	Internet Application Software (0.15%)
Unicharm Petcare Corp	1,800	46	Access Co Ltd (a)	52	103

Schedule of Investments
International SmallCap Account
March 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Internet Brokers (0.38%)			Machinery - General Industry (continued)
Comdirect Bank AG	21,347 $	154	Nippon Thompson Co Ltd	4,000 $	14

Money Partners Group Co Ltd	204	112			226

		266	Machinery - Thermal Processing (0.13%)

Internet Content - Entertainment (0.13%)			Chugai Ro Co Ltd	38,000	89
Meetic (a)	874	18
Zappallas Inc	31	73	Machinery Tools & Related Products (0.49%)

		91	Techtronic Industries Co	731,000	339

Internet Content - Information & News (0.32%)			Marine Services (0.14%)
Kakaku.com Inc	74	224	ODIM ASA (a)	22,192	95

Internet Gambling (0.36%)			Medical - Biomedical/Gene (0.83%)
888 Holdings PLC	67,133	99	BioInvent International AB (a)	27,492	68
Betsson AB (a)	13,892	154	Biotest AG	2,721	99

		253	Genmab A/S (a)	10,820	410

Investment Companies (0.86%)					577

Australian Infrastructure Fund	65,831	76	Medical - Drugs (2.30%)
Babcock & Brown Wind Partners	342,108	224	ASKA Pharmaceutical Co Ltd	8,000	69
Kardan NV	14,642	37	Boiron SA	2,255	60
Macquarie International Infrastructure Fund			EPS Co Ltd	21	80
Ltd	255,041	49	Grifols SA	27,302	393
Pargesa Holding SA	4,054	215	Kyorin Co Ltd	23,000	286

		601	Miraca Holdings Inc	14,300	290

Investment Management & Advisory Services (0.50%)			Nippon Shinyaku Co Ltd	25,000	221
Henderson Group PLC	296,660	348	Pronova BioPharma AS (a)	29,146	78
			Recordati SpA	22,513	123

Leisure & Recreation Products (0.31%)					1,600

CTS Eventim AG	2,342	68
Daiichikosho Co Ltd	9,700	80	Medical - Generic Drugs (0.31%)
Fields Corp	26	37	Sawai Pharmaceutical Co Ltd	2,400	111
Kawai Musical Instruments Manufacturing			Towa Pharmaceutical Co Ltd	2,500	105

Co Ltd	43,000	32			216

		217	Medical - Hospitals (0.60%)

Life & Health Insurance (0.11%)			Rhoen Klinikum AG	22,114	420
Tower Australia Group Ltd	46,448	75
			Medical - Nursing Homes (0.50%)
Machinery - Construction & Mining (0.11%)			Orpea (a)	8,802	348
Badger Income Fund	2,674	26
Duro Felguera SA	7,752	47	Medical - Wholesale Drug Distribution (0.30%)

		73	Alapis Holding Industrial	298,410	210

Machinery - Farm (0.35%)			Medical Instruments (0.05%)
Iseki & Co Ltd	99,000	242	Golden Meditech Co Ltd	241,097	36

Machinery - General Industry (0.32%)			Medical Laboratory & Testing Service (0.42%)
ATS Automation Tooling Systems Inc (a)	21,600	61	BML Inc	9,300	173
Hamworthy PLC	16,753	48	CML Healthcare Income Fund	11,700	122

Hosokawa Micron Corp	8,000	24			295

Kinki Sharyo Co Ltd	17,000	79	Medical Laser Systems (0.15%)
			Carl Zeiss Meditec AG	7,651	104

Schedule of Investments International SmallCap Account March 31, 2009 (unaudited)

	Shares	Value			Shares	Value
	Held	(000's)			Held	(000's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Medical Products (0.55%)				Oil - Field Services (continued)
SSL International PLC	59,904 $		386	Fred Olsen Energy ASA	9,100 $	250
				John Wood Group PLC	139,806	449
Metal - Diversified (0.52%)				Maire Tecnimont SpA	54,221	112
Boliden AB	51,344		264	Petrofac Ltd	48,069	369
Capstone Mining Corp (a)	44,100		59	Petroleum Geo-Services ASA (a)	37,050	155

Chuo Denki Kogyo Co Ltd	7,000		36			2,568

			359

				Oil Company - Exploration & Production (1.44%)
Metal - Iron (0.48%)				Beach Petroleum Ltd	523,769	323
Labrador Iron Ore Royalty Income Fund	11,100		240	Celtic Exploration Ltd (a)	3,266	36
Mount Gibson Iron Ltd (a)	280,724		92	Nexus Energy Ltd (a)(b)	75,894	20

			332	Storm Exploration Inc (a)	4,001	36

Metal Processors & Fabrication (0.13%)				Total Gabon	275	77
Kitz Corp	30,000		92	TriStar Oil and Gas Ltd (a)	47,154	345
				Verenex Energy Inc (a)	23,700	168

Metal Products - Distribution (0.17%)						1,005

Daiichi Jitsugyo Co Ltd	28,954		71
Sato Shoji Corp	8,557		48	Oil Refining & Marketing (1.25%)

				DCC Plc	36,262	549
			119

				Petroplus Holdings AG (a)	22,792	320

Mining Services (0.02%)						869

Ausdrill Ltd	33,161		17
				Paper & Related Products (0.63%)
Miscellaneous Manufacturers (0.32%)				Mitsubishi Paper Mills Ltd	68,000	95
Faiveley SA	2,013		147	Norske Skogindustrier ASA	148,002	271
Peace Mark Holdings Ltd (b)	300,000		-	Smurfit Kappa Group PLC	39,579	73

Shoei Co Ltd/Taito-ku	8,500		74			439

			221	Pharmacy Services (0.16%)

Mortgage Banks (0.62%)				SXC Health Solutions Corp (a)	5,200	112
Home Capital Group Inc	21,800		432
				Photo Equipment & Supplies (0.04%)
Motion Pictures & Services (0.35%)				Vitec Group PLC/The	12,703	28
Toei Co Ltd	55,634		242
				Pipelines (0.02%)
Multi-Line Insurance (0.04%)				AJ Lucas Group Ltd	5,215	10
Tower Ltd	38,982		29
				Power Converter & Supply Equipment (0.23%)
Non-Ferrous Metals (0.07%)				Phoenix Solar AG	3,598	162
5N Plus Inc (a)	5,600		24
Denison Mines Corp (a)	31,300		23	Printing - Commercial (0.32%)

				Davis & Henderson Income Fund	23,529	222
			47

Office Automation & Equipment (0.37%)				Professional Sports (0.02%)
Neopost SA	3,293		255	Juventus Football Club SpA (a)	18,388	17

Office Supplies & Forms (0.06%)				Property & Casualty Insurance (2.54%)
Pilot Corp	34		42	Amlin PLC	92,615	456
				Beazley Group PLC	124,276	153
Oil - Field Services (3.69%)				Catlin Group Ltd	58,776	264
Amec PLC	47,046		359	Hiscox Ltd	91,043	403
Bourbon SA	10,774		352	Lancashire Holdings Ltd (a)	68,819	473
Core Laboratories NV	3,801		278
Enerflex Systems Income Fund (a)	33,190		244

Schedule of Investments
International SmallCap Account
March 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Property & Casualty Insurance (continued)			REITS - Diversified (continued)
Novae Group PLC	3,868 $	19	Challenger Diversified Property Group	71,129 $	18

		1,768	Dundee Real Estate Investment Trust	6,300	64

Protection - Safety (0.08%)			Fukuoka REIT Corp	26	101
Nohmi Bosai Ltd	7,000	53	ING Property Trust	94,699	32
			Kenedix Realty Investment Corp	32	60
Public Thoroughfares (0.03%)			LaSalle Japan REIT Inc	64	66
Autostrada Torino-Milano SpA	4,107	23	Mapletree Logistics Trust	285,000	70
			Morguard Real Estate Investment Trust	12,305	96
Publishing - Periodicals (0.05%)			Mori Hills REIT Investment Corp	43	123
Eniro AB	43,098	33	Suntec Real Estate Investment Trust	616,000	255
			Vastned Offices/Industrial	1,425	15
Real Estate Management & Services (2.15%)			Wereldhave Belgium NV	331	22
Allied Properties HK Ltd	978,000	77
			Wereldhave NV	5,672	396

Beni Stabili SpA	80,022	44
					1,608

Daibiru Corp	12,400	100
Deutsche Euroshop AG	10,914	315	REITS - Healthcare (0.06%)
Hufvudstaden AB	30,862	159	Chartwell Seniors Housing Real Estate
Nexity	12,333	263	Investment Trust	12,800	41
Regus PLC	203,938	215	REITS - Office Property (1.05%)
Relo Holdings Inc	2,480	18	AMP NZ Office Trust	178,096	91
Sponda OYJ	9,539	26	GZI Real Estate Investment Trust	299,000	78
TOC Co Ltd	13,000	47	Japan Excellent Inc	57	206
Wihlborgs Fastigheter AB	20,827	233	MID Reit Inc	25	43

		1,497	Orix JREIT Inc	51	211

Real Estate Operator & Developer (1.31%)			Premier Investment Corp	33	103

Development Securities PLC	9,694	34			732

Great Eagle Holdings Ltd	176,000	232	REITS - Regional Malls (0.03%)
Klovern AB	29,500	56	CapitaRetail China Trust	48,000	23
Kowloon Development Co Ltd	429,000	177
Shun Tak Holdings Ltd	1,280,000	398	REITS - Shopping Centers (0.67%)
Unite Group PLC	18,659	18	Fortune Real Estate Investment Trust	259,000	89

		915	Vastned Retail NV	9,260	374

Recreational Vehicles (0.03%)					463

Aicon SpA (a)	56,382	23	Retail - Apparel & Shoe (0.51%)
			Chiyoda Co Ltd	4,300	61
Regional Banks-Non US (0.75%)			KappAhl Holding AB	3,700	13
Banque Cantonale Vaudoise	1,574	522	Le Chateau Inc	2,900	18
			Point Inc	5,030	228
Reinsurance (0.55%)
			Right On Co Ltd	5,300	38

Hannover Rueckversicherung AG	12,095	385
					358

REITS - Apartments (0.29%)			Retail - Bookstore (0.53%)
Advance Residence Investment Corp	31	102	WH Smith PLC	72,095	367
BLife Investment Corp	28	68
FC Residential Investment Corp	18	28	Retail - Building Products (0.47%)

		198	Keiyo Co Ltd	6,000	31

			Kohnan Shoji Co Ltd	34,200	294

REITS - Diversified (2.31%)
					325

Artis Real Estate Investment Trust	9,360	47
Canadian Real Estate Investment Trust	15,305	243	Retail - Catalog Shopping (0.10%)
			ASKUL Corp	2,700	41

Schedule of Investments
International SmallCap Account
March 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Retail - Catalog Shopping (continued)			Rubber & Plastic Products (continued)
Felissimo Corp	1,465 $	25	Semperit AG Holding	5,902 $		115

		66				371

Retail - Computer Equipment (0.43%)			Schools (0.09%)
Game Group PLC	137,678	297	Meiko Network Japan Co Ltd	5,859		26
			Navitas Ltd	22,937		36

Retail - Consumer Electronics (1.64%)						62

Bic Camera Inc	563	115
JB Hi-Fi Ltd	72,891	585	Security Services (0.59%)
Joshin Denki Co Ltd	22,114	113	Prosegur Cia de Seguridad SA	15,328		413
K's Holdings Corp	22,300	300	Steel - Producers (0.88%)
Mobilezone Holding AG	5,232	31	Chubu Steel Plate Co Ltd	11,000		65

		1,144	Godo Steel Ltd	106,076		263

Retail - Convenience Store (0.60%)			Kyoei Steel Ltd	10,300		203
Circle K Sunkus Co Ltd	29,300	418	Osaka Steel Co Ltd	5,000		84

						615

Retail - Drug Store (0.16%)
Cosmos Pharmaceutical Corp	9,500	113	Steel - Specialty (0.11%)
			Topy Industries Ltd	53,000		78
Retail - Jewelry (0.05%)
Folli-Follie SA	4,389	34	Steel Pipe & Tube (0.13%)
			Armtec Infrastructure Income Fund	6,606		87
Retail - Miscellaneous/Diversified (0.17%)
Arcs Co Ltd	8,661	121	Storage & Warehousing (0.06%)
			Wincanton Plc	16,364		38
Retail - Pubs (0.29%)
Enterprise Inns PLC	207,652	202	Telecommunication Equipment (0.17%)
			COM DEV International Ltd (a)	20,000		51
Retail - Restaurants (0.50%)			Spirent Communications PLC	97,585		69

Domino's Pizza UK & IRL PLC	87,944	283				120

Saizeriya Co Ltd	6,400	66	Telecommunication Services (0.72%)

		349	Jazztel Plc (a)	167,886		60

Retail - Sporting Goods (0.13%)			Telecom Plus Plc	11,826		51
Alpen Co Ltd	5,333	89	Telenet Group Holding NV (a)	21,452		363
			Versatel AG (a)	3,484		27

Retail - Toy Store (0.34%)						501

Jumbo SA	30,840	234
			Telephone - Integrated (0.10%)
Retail - Vision Service Center (0.37%)			Freenet AG (a)	11,364		70
Fielmann AG	3,619	221
			Textile - Products (0.06%)
Megane TOP Co Ltd	3,640	37	Kurabo Industries Ltd	31,000		43

		258

Retail-Photo Studio (0.08%)			Tools - Hand Held (0.09%)
Studio Alice Co Ltd	8,500	56	Asahi Diamond Industrial Co Ltd	14,000		59

Retirement & Aged Care (0.05%)			Transactional Software (0.14%)
Care UK PLC	9,571	35	SimCorp A/S	903		97

Rubber & Plastic Products (0.53%)			Transport - Marine (0.60%)
Kureha Corp	69,222	256	Clarkson PLC	6,906		48
			Deep Sea Supply PLC	106,500		110
			Farstad Shipping ASA	2,600		33

Schedule of Investments
International SmallCap Account
March 31, 2009 (unaudited)

				Principal
	Shares	Value		Amount	Value
	Held	(000's)		(000's)	(000's)

COMMON STOCKS (continued)			SHORT TERM INVESTMENTS (2.25%)
Transport - Marine (continued)			Commercial Paper (2.25%)
Inui Steamship Co Ltd	21,554 $	133	Investment in Joint Trading Account; BNP
Omega Navigation Enterprises Inc	9,348	35	Paribas Finance Inc
Songa Offshore SE (a)	14,000	21	0.24%, 4/ 1/2009	$ 783 $	783
			Investment in Joint Trading Account; Societe
StealthGas Inc	6,991	36	Generale North America Inc

		416	0.19%, 4/ 1/2009	783	783

Transport - Rail (0.40%)					1,566

Groupe Eurotunnel SA (a)	52,387	278	TOTAL SHORT TERM INVESTMENTS		$ 1,566

Transport - Services (1.59%)			REPURCHASE AGREEMENTS (1.72%)
Koninklijke Vopak NV	17,369	697	Diversified Banking Institutions (0.44%)
TransForce Inc	22,394	60	Investment in Joint Trading Account;
Viterra Inc (a)	50,255	350	Morgan Stanley Repurchase Agreement;

			0.19%; dated 3/31/2009 maturing
		1,107	4/01/2009 (collateralized by Sovereign

Transport - Truck (0.66%)			Agency Issues; $314,000; 0.00%; dated
			03/09/2011)	$ 308 $	308
Hamakyorex Co Ltd	2,813	49
Hitachi Transport System Ltd	42,800	412	Money Center Banks (1.28%)

		461	Investment in Joint Trading Account; Bank

Travel Services (0.60%)			of America Repurchase Agreement; 0.12%
			dated 3/31/2009 maturing 4/01/2009
HIS Co Ltd	4,300	86	(collateralized by Sovereign Agency
Thomas Cook Group PLC	96,952	334	Issues; $629,000; 1.625% - 5.00%; dated

		420	04/26/11 - 05/11/17)	617	617

			Investment in Joint Trading Account;
Trucking & Leasing (0.11%)			Deutsche Bank Repurchase Agreement;
Mullen Group Income Fund	10,600	77	0.19%; dated 3/31/2009 maturing
			4/01/2009 (collateralized by Sovereign
Venture Capital (0.06%)			Agency Issues; $275,000; 2.265% -
Altamir Amboise	4,733	8	5.90%; dated 04/14/09 - 08/14/18)	270	270

Dinamia Capital Privado Sociedad de					887

Capital Riesgo SA (a)	3,665	35	TOTAL REPURCHASE AGREEMENTS		$ 1,195

		43

			Total Investments		$ 70,116
Water (0.69%)			Liabilities in Excess of Other Assets, Net - (0.69)%		(479)

Northumbrian Water Group PLC	75,700	237
			TOTAL NET ASSETS - 100.00%		$ 69,637

Pennon Group PLC	36,285	211
Sociedad General de Aguas de Barcelona SA	2,169	33

		481	(a) Non-Income Producing Security

Web Portals (0.45%)			(b)	Market value is determined in accordance with procedures established in
				good faith by the Board of Directors. At the end of the period, the value
So-net Entertainment Corp	129	245		of these securities totaled $20 or 0.03% of net assets.
XING AG (a)	1,741	65

		310	Unrealized Appreciation (Depreciation)

			The net federal income tax unrealized appreciation (depreciation) and federal tax cost
TOTAL COMMON STOCKS	$ 67,317		of investments held by the account as of the period end were as follows:

PREFERRED STOCKS (0.05%)
Television (0.05%)			Unrealized Appreciation		$ 2,792
ProSiebenSat.1 Media AG	23,363	38	Unrealized Depreciation		(24,287)

TOTAL PREFERRED STOCKS	$ 38		Net Unrealized Appreciation (Depreciation)		(21,495)

			Cost for federal income tax purposes		91,611
			All dollar amounts are shown in thousands (000's)

Schedule of Investments International SmallCap Account March 31, 2009 (unaudited)

Portfolio Summary (unaudited)

Country	Percent

Japan	31.08%
United Kingdom	16.33%
Canada	9.46%
Germany	6.39%
France	6.30%
Australia	4.29%
Netherlands	3.70%
Hong Kong	3.05%
United States	2.84%
Sweden	2.38%
Switzerland	2.09%
Spain	2.05%
Italy	1.67%
Bermuda	1.64%
Norway	1.43%
Belgium	1.09%
Denmark	0.93%
Ireland	0.89%
Singapore	0.83%
Greece	0.79%
Portugal	0.43%
Luxembourg	0.31%
Austria	0.25%
New Zealand	0.22%
Cyprus	0.16%
China	0.05%
Finland	0.04%
Korea, Republic Of	0.00%
Liabilities in Excess of Other Assets, Net	(0.69%)

TOTAL NET ASSETS	100.00%

Schedule of Investments
LargeCap Blend Account II
March 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (98.35%)			COMMON STOCKS (continued)
Advertising Agencies (0.27%)			Beverages - Non-Alcoholic (continued)
Omnicom Group Inc	16,300 $	381	Coca-Cola Enterprises Inc	19,200 $	253
			Dr Pepper Snapple Group Inc (a)	14,600	247
Advertising Sales (0.03%)			Pepsi Bottling Group Inc	10,500	233
Lamar Advertising Co (a)	3,800	37	PepsiCo Inc	38,800	1,997

					4,673

Aerospace & Defense (1.55%)
Boeing Co	11,800	420	Broadcasting Services & Programming (0.20%)
General Dynamics Corp	7,200	299	Discovery Communications Inc - A Shares (a)	6,650	107
Lockheed Martin Corp	8,900	614	Discovery Communications Inc - C Shares (a)	8,750	128
Northrop Grumman Corp	8,700	380	Scripps Networks Interactive	1,800	40

Raytheon Co	5,800	226			275

Rockwell Collins Inc	7,200	235	Building - Residential & Commercial (0.12%)

		2,174	KB Home	6,800	90

Aerospace & Defense Equipment (0.75%)			Lennar Corp	10,600	79

Goodrich Corp	4,200	159			169

United Technologies Corp	20,800	894	Building Products - Wood (0.12%)

		1,053	Masco Corp	23,600	165

Agricultural Chemicals (0.85%)
Monsanto Co	11,900	989	Cable/Satellite TV (0.68%)
Mosaic Co/The	1,800	76	Cablevision Systems Corp	10,100	131
Potash Corp of Saskatchewan Inc	1,600	129	DIRECTV Group Inc/The (a)	4,900	111

		1,194	Time Warner Cable Inc	28,715	712

					954

Agricultural Operations (0.15%)
Archer-Daniels-Midland Co	7,800	217	Casino Hotels (0.01%)
			MGM Mirage (a)	7,310	17
Airlines (0.11%)
Southwest Airlines Co	25,200	160	Casino Services (0.10%)
			International Game Technology	14,900	137
Apparel Manufacturers (0.12%)
Coach Inc	10,100	169	Cellular Telecommunications (0.40%)
			MetroPCS Communications Inc (a)	29,400	502
Applications Software (3.36%)			NII Holdings Inc (a)	4,200	63

Microsoft Corp	192,900	3,544			565

Red Hat Inc (a)	41,500	740	Chemicals - Diversified (0.43%)
Salesforce.com Inc (a)	13,100	429	Dow Chemical Co/The	14,400	121

		4,713	EI Du Pont de Nemours & Co	19,700	440

Athletic Footwear (0.23%)			Rohm and Haas Co	500	40

NIKE Inc	6,800	319			601

			Chemicals - Specialty (0.15%)
Audio & Video Products (0.02%)			International Flavors & Fragrances Inc	3,600	109
Harman International Industries Inc	2,000	27	Sigma-Aldrich Corp	2,800	106

Auto - Medium & Heavy Duty Trucks (0.13%)					215

Paccar Inc	7,000	180	Coal (0.22%)
			Consol Energy Inc	9,500	240
Auto/Truck Parts & Equipment - Original (0.14%)			Peabody Energy Corp	2,600	65

Johnson Controls Inc	16,400	197			305

Beverages - Non-Alcoholic (3.34%)
Coca-Cola Co/The	44,200	1,943

Schedule of Investments
LargeCap Blend Account II
March 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Coatings & Paint (0.06%)			Data Processing & Management (continued)
Sherwin-Williams Co/The	1,700 $	88	Fiserv Inc (a)	4,400 $	161

					261

Commercial Banks (0.19%)
First Horizon National Corp	17,373	186	Dental Supplies & Equipment (0.08%)
Marshall & Ilsley Corp	13,098	74	DENTSPLY International Inc	4,300	115

		260	Dialysis Centers (0.03%)

Commercial Services (0.05%)			DaVita Inc (a)	1,100	48
Quanta Services Inc (a)	3,400	73
			Disposable Medical Products (0.15%)
Commercial Services - Finance (1.19%)			CR Bard Inc	2,600	207
Automatic Data Processing Inc	10,900	383
H&R Block Inc	13,000	237	Distribution & Wholesale (0.04%)
Mastercard Inc	2,500	419	Genuine Parts Co	2,100	63
Moody's Corp	2,000	46
			Diversified Banking Institutions (3.88%)
Paychex Inc	6,400	164
			Bank of America Corp	174,927	1,193
Visa Inc	3,100	172
			Goldman Sachs Group Inc/The	11,300	1,198
Western Union Co/The	19,600	246

			JP Morgan Chase & Co	94,888	2,522
		1,667

			Morgan Stanley	22,700	517

Computer Aided Design (0.63%)					5,430

Autodesk Inc (a)	52,200	877
			Diversified Financial Services (0.09%)
Computer Services (0.35%)			IntercontinentalExchange Inc (a)	1,700	127
Accenture Ltd	16,900	465
			Diversified Manufacturing Operations (2.96%)
Computer Sciences Corp (a)	800	29

			3M Co	16,500	820
		494

			Danaher Corp	14,300	775
Computers (4.73%)			General Electric Co	161,900	1,637
Apple Inc (a)	19,100	2,008	Honeywell International Inc	16,100	449
Dell Inc (a)	50,700	481	Illinois Tool Works Inc	5,600	173
Hewlett-Packard Co	47,600	1,526	ITT Corp	4,000	154
IBM Corp	26,900	2,606	Tyco International Ltd (a)	6,800	133

		6,621			4,141

Computers - Memory Devices (0.40%)			E-Commerce - Products (0.77%)
EMC Corp/Massachusetts (a)	44,900	512	Amazon.com Inc (a)	14,700	1,080
SanDisk Corp (a)	3,300	42

		554	E-Commerce - Services (0.13%)

			Expedia Inc (a)	20,800	189
Consumer Products - Miscellaneous (0.78%)
Clorox Co	7,400	381	Electric - Integrated (3.13%)
Fortune Brands Inc	7,100	174	Allegheny Energy Inc	8,300	192
Kimberly-Clark Corp	11,700	540	American Electric Power Co Inc	6,500	164

		1,095	Constellation Energy Group Inc	11,100	229

Cosmetics & Toiletries (2.46%)			Duke Energy Corp	19,500	279
Avon Products Inc	25,900	498	Entergy Corp	6,900	470
Colgate-Palmolive Co	6,200	366	Exelon Corp	13,500	613
Procter & Gamble Co	54,799	2,580	FirstEnergy Corp	4,800	185

		3,444	FPL Group Inc	12,800	649

Data Processing & Management (0.19%)			PG&E Corp	400	15
Fidelity National Information Services Inc	5,500	100	Pinnacle West Capital Corp	4,600	122
			PPL Corp	14,400	414

Schedule of Investments
LargeCap Blend Account II
March 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Electric - Integrated (continued)			Food - Confectionery (0.18%)
Public Service Enterprise Group Inc	8,600 $	254	JM Smucker Co/The	6,764 $		252
Southern Co/The	17,800	545
TECO Energy Inc	22,400	250	Food - Miscellaneous/Diversified (0.56%)

		4,381	Kraft Foods Inc	32,393		722

			Sara Lee Corp	8,400		68

Electric Products - Miscellaneous (0.20%)						790

Emerson Electric Co	9,600	274
			Food - Retail (0.24%)
Electronic Components - Miscellaneous (0.32%)			Kroger Co/The	10,200		216
Tyco Electronics Ltd	40,200	444	SUPERVALU Inc	8,400		120

						336

Electronic Components - Semiconductors (1.92%)
Advanced Micro Devices Inc (a)	53,300	162	Food - Wholesale & Distribution (0.22%)
Broadcom Corp (a)	6,100	122	Sysco Corp	13,800		315
Intel Corp	96,600	1,454	Forestry (0.09%)
MEMC Electronic Materials Inc (a)	5,100	84	Weyerhaeuser Co	4,700		130
National Semiconductor Corp	21,800	224
Nvidia Corp (a)	15,500	153	Gas - Distribution (0.43%)
Texas Instruments Inc	30,000	495	Centerpoint Energy Inc	21,300		222

		2,694	NiSource Inc	5,600		55

Electronic Measurement Instruments (0.10%)			Sempra Energy	7,000		324

Agilent Technologies Inc (a)	9,100	140				601

			Gold Mining (0.30%)
Engineering - Research & Development Services (0.19%)			Newmont Mining Corp	9,400		421
Fluor Corp	3,500	121
Foster Wheeler AG (a)	4,300	75	Hazardous Waste Disposal (0.11%)
McDermott International Inc (a)	5,500	74	Stericycle Inc (a)	3,300		157

		270

			Health Care Cost Containment (0.18%)
Entertainment Software (0.11%)			McKesson Corp	7,200		252
Electronic Arts Inc (a)	8,800	160
			Hotels & Motels (0.26%)
Fiduciary Banks (0.72%)			Marriott International Inc/DE	22,200		363
Bank of New York Mellon Corp/The	10,600	299
Northern Trust Corp	7,600	455	Human Resources (0.10%)
State Street Corp	8,400	259	Monster Worldwide Inc (a)	2,700		22

		1,013	Robert Half International Inc	6,800		121

Finance - Consumer Loans (0.15%)						143

SLM Corp (a)	41,600	206	Independent Power Producer (0.23%)
			NRG Energy Inc (a)	18,000		317
Finance - Credit Card (0.27%)
American Express Co	28,200	384	Industrial Gases (0.49%)
			Praxair Inc	10,100		680
Finance - Investment Banker & Broker (0.39%)
Charles Schwab Corp/The	35,100	544	Instruments - Scientific (0.08%)
			Waters Corp (a)	3,200		118
Finance - Other Services (0.25%)
CME Group Inc	1,100	271	Insurance Brokers (0.56%)
NASDAQ OMX Group Inc/The (a)	3,700	72	Aon Corp	14,100		575

		343	Marsh & McLennan Cos Inc	10,400		211

						786

Schedule of Investments LargeCap Blend Account II March 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Internet Security (0.19%)			Medical Instruments (continued)
VeriSign Inc (a)	13,800 $	260	St Jude Medical Inc (a)	9,300 $	338

					1,390

Investment Management & Advisory Services (0.45%)
Ameriprise Financial Inc	9,820	201	Medical Products (3.29%)
Franklin Resources Inc	2,000	108	Baxter International Inc	15,000	768
Invesco Ltd	23,600	327	Becton Dickinson and Co	3,400	229

		636	Covidien Ltd	12,800	425

			Hospira Inc (a)	3,000	92
Life & Health Insurance (0.24%)			Johnson & Johnson	54,500	2,867
Aflac Inc	13,600	263	Stryker Corp	6,600	225

Lincoln National Corp	10,100	68			4,606

		331

			Metal - Copper (0.34%)
Machinery - Farm (0.39%)			Freeport-McMoRan Copper & Gold Inc	12,453	475
Deere & Co	16,500	542
			Metal Processors & Fabrication (0.07%)
Medical - Biomedical/Gene (2.51%)			Precision Castparts Corp	1,700	102
Amgen Inc (a)	20,800	1,030
Biogen Idec Inc (a)	6,600	346	Motion Pictures & Services (0.01%)
Celgene Corp (a)	14,200	630	Ascent Media Corp (a)	705	18
Gilead Sciences Inc (a)	27,800	1,288
Life Technologies Corp (a)	3,700	120	Motorcycle/Motor Scooter (0.15%)
Vertex Pharmaceuticals Inc (a)	3,500	101	Harley-Davidson Inc	15,700	210

		3,515

			Multi-Line Insurance (0.38%)
Medical - Drugs (5.67%)			Assurant Inc	5,900	128
Abbott Laboratories	26,900	1,283	Hartford Financial Services Group Inc	4,800	38
Allergan Inc/United States	10,100	482	Loews Corp	9,600	212
Bristol-Myers Squibb Co	40,100	879	MetLife Inc	6,900	157

Cephalon Inc (a)	2,300	157			535

Eli Lilly & Co	17,000	568
			Multimedia (1.02%)
Merck & Co Inc/NJ	51,100	1,367
			Liberty Media Corp - Entertainment (a)	2,000	40
Pfizer Inc	55,800	760
			McGraw-Hill Cos Inc/The	3,700	85
Schering-Plough Corp	41,800	985
			News Corp	15,500	103
Wyeth	34,000	1,463

			Time Warner Inc	33,267	642
		7,944

			Viacom Inc (a)	6,500	113
Medical - HMO (1.13%)			Walt Disney Co/The	24,200	439

Aetna Inc	6,200	151			1,422

CIGNA Corp	9,800	172
			Networking Products (1.07%)
Humana Inc (a)	6,700	175
			Cisco Systems Inc (a)	57,200	959
UnitedHealth Group Inc	17,500	366
			Juniper Networks Inc (a)	35,700	538

WellPoint Inc (a)	18,800	714

					1,497

		1,578

			Non-Hazardous Waste Disposal (0.61%)
Medical - Wholesale Drug Distribution (0.15%)			Republic Services Inc	49,760	853
Cardinal Health Inc	6,600	208

			Oil - Field Services (1.49%)
Medical Instruments (0.99%)			Baker Hughes Inc	12,300	351
Boston Scientific Corp (a)	31,500	250
			BJ Services Co	17,700	176
Intuitive Surgical Inc (a)	900	86
			Schlumberger Ltd	32,700	1,329
Medtronic Inc	24,300	716

Schedule of Investments
LargeCap Blend Account II
March 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Oil - Field Services (continued)			Quarrying (0.11%)
Smith International Inc	10,800 $	232	Vulcan Materials Co	3,500 $	155

		2,088

			Regional Banks (1.20%)
Oil & Gas Drilling (0.10%)			Comerica Inc	6,800	124
Diamond Offshore Drilling Inc	1,400	88	Keycorp	35,000	275
Nabors Industries Ltd (a)	5,700	57	PNC Financial Services Group Inc	2,100	62

		145	SunTrust Banks Inc	9,000	106

Oil Company - Exploration & Production (1.99%)			US Bancorp	4,500	66
Cabot Oil & Gas Corp	6,800	160	Wells Fargo & Co	73,641	1,049

Devon Energy Corp	6,300	282			1,682

EOG Resources Inc	9,500	520
			Reinsurance (0.02%)
Newfield Exploration Co (a)	13,200	300	Axis Capital Holdings Ltd	1,500	34
Occidental Petroleum Corp	13,100	729
Range Resources Corp	3,600	148	REITS - Apartments (0.16%)
XTO Energy Inc	21,100	646	Equity Residential	12,300	226

		2,785

Oil Company - Integrated (8.55%)			REITS - Office Property (0.13%)
Chevron Corp	44,300	2,979	Boston Properties Inc	5,000	175
ConocoPhillips	18,000	705	REITS - Regional Malls (0.23%)
Exxon Mobil Corp	105,500	7,184	Simon Property Group Inc	9,110	316
Hess Corp	5,000	271
Murphy Oil Corp	12,400	555	Retail - Bedding (0.37%)
Suncor Energy Inc	12,700	282	Bed Bath & Beyond Inc (a)	20,900	517

		11,976

			Retail - Building Products (1.37%)
Oil Field Machinery & Equipment (0.22%)			Home Depot Inc	39,900	940
FMC Technologies Inc (a)	10,000	314
			Lowe's Cos Inc	53,300	973

Oil Refining & Marketing (0.20%)					1,913

Sunoco Inc	1,500	40	Retail - Consumer Electronics (0.06%)
Valero Energy Corp	13,800	247	Best Buy Co Inc	2,200	84

		287

			Retail - Discount (2.29%)
Paper & Related Products (0.14%)			Costco Wholesale Corp	4,300	199
International Paper Co	16,900	119
			Target Corp	13,500	464
MeadWestvaco Corp	6,700	80

			Wal-Mart Stores Inc	48,800	2,543

		199

					3,206

Pharmacy Services (0.57%)
			Retail - Drug Store (0.95%)
Express Scripts Inc (a)	7,400	342
			CVS Caremark Corp	37,978	1,044
Medco Health Solutions Inc (a)	11,200	463

			Walgreen Co	11,000	286

		805

					1,330

Pipelines (0.41%)
			Retail - Office Supplies (0.06%)
Spectra Energy Corp	26,500	375
			Staples Inc	4,700	85
Williams Cos Inc	17,000	193

		568	Retail - Regional Department Store (0.47%)

Property & Casualty Insurance (0.78%)			Kohl's Corp (a)	15,600	660
Chubb Corp	10,000	423
Travelers Cos Inc/The	16,415	667	Retail - Restaurants (1.30%)

		1,090	McDonald's Corp	18,400	1,004

			Starbucks Corp (a)	30,800	342

Schedule of Investments
LargeCap Blend Account II
March 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Retail - Restaurants (continued)			Transport - Rail (continued)
Yum! Brands Inc	17,200 $	473	Union Pacific Corp	17,000 $	699

		1,819			1,281

Schools (0.25%)			Transport - Services (1.21%)
Apollo Group Inc (a)	4,400	345	CH Robinson Worldwide Inc	3,600	164
			Expeditors International of Washington Inc	10,000	283
Semiconductor Component - Integrated Circuits (0.28%)			United Parcel Service Inc	25,300	1,245

Analog Devices Inc	10,000	193			1,692

Marvell Technology Group Ltd (a)	21,800	199

		392	Web Portals (1.22%)

			Google Inc (a)	4,900	1,705
Semiconductor Equipment (0.27%)
Applied Materials Inc	25,900	278	Wireless Equipment (1.71%)
Kla-Tencor Corp	4,800	96	American Tower Corp (a)	8,160	249

		374	Crown Castle International Corp (a)	14,600	298

Steel - Producers (0.26%)			Motorola Inc	83,700	354
AK Steel Holding Corp	5,500	39	Qualcomm Inc	38,300	1,490

Nucor Corp	8,600	328			2,391

		367	TOTAL COMMON STOCKS	$ 137,751

Telecommunication Equipment - Fiber Optics (0.47%)				Principal
Corning Inc	37,800	502		Amount	Value
JDS Uniphase Corp (a)	47,800	155		(000's)	(000's)

		657	U.S. GOVERNMENT & GOVERNMENT AGENCY

			OBLIGATIONS (0.12%)
Telephone - Integrated (3.40%)			U.S. Treasury Bill (0.12%)
AT&T Inc	149,477	3,767	0.26%, 9/15/2009 (b)	$ 25	25
Sprint Nextel Corp (a)	164,400	587	0.17%, 4/16/2009 (b)	150	150

Verizon Communications Inc	13,300	401			175

		4,755

			TOTAL U.S. GOVERNMENT & GOVERNMENT
Therapeutics (0.06%)			AGENCY OBLIGATIONS	$ 175

Warner Chilcott Ltd (a)	7,900	83	SHORT TERM INVESTMENTS (0.73%)
			Commercial Paper (0.73%)
Tobacco (1.93%)
			Investment in Joint Trading Account; BNP
Altria Group Inc	50,000	801	Paribas Finance Inc
Lorillard Inc	3,600	222	0.24%, 4/ 1/2009	$ 516 $	516
Philip Morris International Inc	47,100	1,676	Investment in Joint Trading Account; Societe

		2,699	Generale North America Inc

			0.19%, 4/ 1/2009	501	501

Tools - Hand Held (0.06%)					1,017
Stanley Works/The	2,700	79

			TOTAL SHORT TERM INVESTMENTS	$ 1,017

Toys (0.07%)			Total Investments	$ 138,943
Hasbro Inc	3,400	85	Other Assets in Excess of Liabilities, Net - 0.80%		1,121

Mattel Inc	1,700	20

			TOTAL NET ASSETS - 100.00%	$ 140,064

		105

Transport - Rail (0.91%)
Burlington Northern Santa Fe Corp	3,300	198	(a) Non-Income Producing Security
Canadian National Railway Co	2,000	71	(b)	Security or a portion of the security was pledged to cover margin
			requirements for futures contracts. At the end of the period, the value of
CSX Corp	8,300	215	these securities totaled $175 or 0.12% of net assets.
Norfolk Southern Corp	2,900	98

	Schedule of Investments
	LargeCap Blend Account II
	March 31, 2009 (unaudited)
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$ 3,325
Unrealized Depreciation	(68,579)

Net Unrealized Appreciation (Depreciation)	(65,254)
Cost for federal income tax purposes	204,197
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent

Consumer, Non-cyclical	26.19%
Energy	13.19%
Technology	12.24%
Communications	11.54%
Financial	10.81%
Industrial	9.63%
Consumer, Cyclical	8.47%
Utilities	3.78%
Basic Materials	3.23%
Government	0.12%
Other Assets in Excess of Liabilities, Net	0.80%

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Futures	0.65%

	Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

S&P 500 eMini; June 2009	Buy	23	$ 905	$ 914	$ 9
All dollar amounts are shown in thousands (000's)

Schedule of Investments
LargeCap Growth Account
March 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (95.24%)			COMMON STOCKS (continued)
Agricultural Chemicals (1.12%)			Instruments - Scientific (1.78%)
Monsanto Co	22,275 $	1,851	Thermo Fisher Scientific Inc (a)	82,600 $	2,946

Airlines (1.29%)			Internet Security (1.39%)
Delta Air Lines Inc (a)	379,501	2,137	Symantec Corp (a)	153,900	2,299

Athletic Footwear (1.53%)			Medical - Biomedical/Gene (6.16%)
NIKE Inc	53,981	2,531	Amgen Inc (a)	76,000	3,764
			Gilead Sciences Inc (a)	89,500	4,146
Beverages - Non-Alcoholic (3.47%)			Myriad Genetics Inc (a)	50,000	2,273

Coca-Cola Co/The	93,733	4,120			10,183

Hansen Natural Corp (a)	45,000	1,620

		5,740	Medical - Drugs (4.99%)

			Abbott Laboratories	68,994	3,291
Commercial Services - Finance (5.84%)			Bristol-Myers Squibb Co	121,000	2,652
Mastercard Inc	28,534	4,779	Cephalon Inc (a)	34,000	2,316

Visa Inc	87,874	4,886			8,259

		9,665

			Medical - Generic Drugs (0.96%)
Computers (6.26%)			Mylan Inc/PA (a)	118,000	1,582
Apple Inc (a)	57,022	5,994
Hewlett-Packard Co	83,943	2,691	Medical Instruments (3.28%)
Research In Motion Ltd (a)	38,628	1,664	Boston Scientific Corp (a)	204,000	1,622

		10,349	Intuitive Surgical Inc (a)	16,049	1,530

Computers - Memory Devices (1.43%)			St Jude Medical Inc (a)	62,535	2,272

EMC Corp/Massachusetts (a)	208,000	2,371			5,424

			Medical Products (3.63%)
Diversified Banking Institutions (6.96%)			Baxter International Inc	66,700	3,416
Goldman Sachs Group Inc/The	29,538	3,131	Covidien Ltd	77,900	2,590

JP Morgan Chase & Co	210,642	5,599			6,006

Morgan Stanley	122,000	2,778

		11,508	Metal - Copper (0.90%)

			Freeport-McMoRan Copper & Gold Inc	39,000	1,486
E-Commerce - Products (2.65%)
Amazon.com Inc (a)	59,600	4,377	Networking Products (2.94%)
			Cisco Systems Inc (a)	290,411	4,870
E-Commerce - Services (0.91%)
Priceline.com Inc (a)	19,000	1,497	Oil & Gas Drilling (1.42%)
			Transocean Ltd (a)	40,000	2,354
Electronic Components - Semiconductors (1.55%)
Broadcom Corp (a)	128,000	2,557	Oil Company - Exploration & Production (1.08%)
			Chesapeake Energy Corp	104,900	1,790
Electronic Connectors (1.10%)
Amphenol Corp	64,000	1,823	Regional Banks (0.83%)
			PNC Financial Services Group Inc	47,000	1,377
Energy - Alternate Sources (1.71%)
First Solar Inc (a)	21,300	2,826	Retail - Auto Parts (1.08%)
			AutoZone Inc (a)	11,000	1,789
Entertainment Software (1.63%)
Activision Blizzard Inc (a)	257,900	2,698	Retail - Consumer Electronics (2.02%)
			Best Buy Co Inc	88,000	3,340
Gold Mining (2.06%)
Newmont Mining Corp	76,000	3,402	Retail - Discount (5.80%)
			Dollar Tree Inc (a)	38,000	1,693

Schedule of Investments
LargeCap Growth Account
March 31, 2009 (unaudited)

				Principal
	Shares	Value		Amount	Value
	Held	(000's)		(000's)	(000's)

COMMON STOCKS (continued)			REPURCHASE AGREEMENTS (continued)
Retail - Discount (continued)			Money Center Banks (0.43%)
Wal-Mart Stores Inc	151,500 $	7,893	Investment in Joint Trading Account; Bank

		9,586	of America Repurchase Agreement; 0.12%

			dated 3/31/2009 maturing 4/01/2009
Retail - Regional Department Store (1.77%)			(collateralized by Sovereign Agency
Kohl's Corp (a)	69,000	2,920	Issues; $506,000; 1.625% - 5.00%; dated
			04/26/11 - 05/11/17)	$ 497 $	497
Retail - Restaurants (2.98%)			Investment in Joint Trading Account;
McDonald's Corp	90,191	4,922	Deutsche Bank Repurchase Agreement;
			0.19%; dated 3/31/2009 maturing
			4/01/2009 (collateralized by Sovereign
Schools (1.94%)			Agency Issues; $221,000; 2.265% -
Apollo Group Inc (a)	41,000	3,211	5.90%; dated 04/14/09 - 08/14/18)	217	217

					714
Semiconductor Component - Integrated Circuits (1.10%)

Marvell Technology Group Ltd (a)	199,000	1,823	TOTAL REPURCHASE AGREEMENTS	$ 962

			Total Investments	$ 162,163
Telephone - Integrated (1.04%)			Other Assets in Excess of Liabilities, Net - 1.94%		3,213

Sprint Nextel Corp (a)	479,672	1,712
			TOTAL NET ASSETS - 100.00%	$ 165,376

Transport - Rail (1.09%)

Union Pacific Corp	44,000	1,809	(a) Non-Income Producing Security

Web Portals (3.03%)			Unrealized Appreciation (Depreciation)
Google Inc (a)	14,390	5,009	The net federal income tax unrealized appreciation (depreciation) and federal tax cost
			of investments held by the account as of the period end were as follows:
Wireless Equipment (4.52%)
American Tower Corp (a)	67,900	2,066	Unrealized Appreciation	$ 7,484
Qualcomm Inc	138,900	5,405	Unrealized Depreciation		(37,760)

		7,471	Net Unrealized Appreciation (Depreciation)		(30,276)

TOTAL COMMON STOCKS	$ 157,500		Cost for federal income tax purposes		192,439

			All dollar amounts are shown in thousands (000's)
	Principal

	Amount	Value	Portfolio Summary (unaudited)

	(000's)	(000's)

			Sector		Percent

SHORT TERM INVESTMENTS (2.24%)
			Consumer, Non-cyclical		30.28%
Commercial Paper (2.24%)			Communications		16.47%
Investment in Joint Trading Account; BNP			Consumer, Cyclical		16.46%
Paribas Finance Inc			Technology		11.97%
0.24%, 4/ 1/2009	$ 1,850 $	1,850	Financial		10.61%
Investment in Joint Trading Account; Societe			Energy		4.21%
Generale North America Inc			Basic Materials		4.08%
0.19%, 4/ 1/2009	1,851	1,851	Industrial		3.98%

		3,701	Other Assets in Excess of Liabilities, Net		1.94%

			TOTAL NET ASSETS		100.00%

TOTAL SHORT TERM INVESTMENTS	$ 3,701

REPURCHASE AGREEMENTS (0.58%)
Diversified Banking Institutions (0.15%)
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.19%; dated 3/31/2009 maturing
4/01/2009 (collateralized by Sovereign
Agency Issues; $253,000; 0.00%; dated
03/09/2011)	$ 248 $	248

Schedule of Investments
LargeCap Growth Account I
March 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (96.21%)			COMMON STOCKS (continued)
Aerospace & Defense (0.91%)			Engineering - Research & Development Services (0.34%)
Lockheed Martin Corp	20,100 $	1,387	Fluor Corp	15,100 $	522

Agricultural Chemicals (0.75%)			Fiduciary Banks (1.28%)
Monsanto Co	13,800	1,147	State Street Corp	63,400	1,951

Applications Software (3.33%)			Finance - Credit Card (0.40%)
Microsoft Corp	165,600	3,042	American Express Co	44,400	605
Salesforce.com Inc (a)	61,800	2,023

		5,065	Finance - Investment Banker & Broker (0.99%)

			Charles Schwab Corp/The	96,800	1,500
Athletic Footwear (0.50%)
NIKE Inc	16,300	764	Health Care Cost Containment (1.35%)
			McKesson Corp	58,600	2,053
Casino Services (0.51%)
International Game Technology	83,500	770	Hotels & Motels (1.85%)
			Marriott International Inc/DE	171,800	2,811
Cellular Telecommunications (1.70%)
MetroPCS Communications Inc (a)	151,300	2,584	Independent Power Producer (1.16%)
			NRG Energy Inc (a)	100,200	1,763
Commercial Services - Finance (0.90%)
Mastercard Inc	8,200	1,373	Industrial Gases (2.40%)
			Praxair Inc	54,400	3,661
Computer Services (2.18%)
Accenture Ltd	120,500	3,313	Internet Security (0.45%)
			VeriSign Inc (a)	36,300	685
Computers (5.55%)
Apple Inc (a)	63,700	6,696	Investment Management & Advisory Services (1.01%)
Research In Motion Ltd (a)	40,900	1,762	Franklin Resources Inc	28,500	1,535

		8,458

Diversified Banking Institutions (3.35%)			Medical - Biomedical/Gene (6.44%)
Goldman Sachs Group Inc/The	26,800	2,841	Amgen Inc (a)	22,500	1,114
JP Morgan Chase & Co	54,200	1,441	Celgene Corp (a)	62,743	2,786
Morgan Stanley	35,700	813	Gilead Sciences Inc (a)	127,600	5,910

		5,095			9,810

Diversified Manufacturing Operations (3.96%)			Medical - Drugs (3.77%)
Danaher Corp	111,100	6,024	Allergan Inc/United States	66,300	3,166
			Wyeth	59,800	2,574

E-Commerce - Products (4.51%)					5,740

Amazon.com Inc (a)	93,400	6,859	Medical Instruments (0.33%)
			Intuitive Surgical Inc (a)	5,200	496
E-Commerce - Services (0.72%)
Expedia Inc (a)	120,900	1,098	Medical Products (1.74%)
			Baxter International Inc	27,500	1,408
Electronic Components - Semiconductors (3.70%)			Stryker Corp	36,600	1,246

Broadcom Corp (a)	145,100	2,899			2,654

Xilinx Inc	142,800	2,736

		5,635	Networking Products (3.69%)

			Juniper Networks Inc (a)	372,700	5,613
Energy - Alternate Sources (0.58%)
First Solar Inc (a)	6,700	889	Oil - Field Services (2.28%)
			Schlumberger Ltd	85,500	3,473

Schedule of Investments
LargeCap Growth Account I
March 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Oil Company - Exploration & Production (1.36%)			Wireless Equipment (continued)
EOG Resources Inc	37,800 $	2,070	Qualcomm Inc	148,700 $	5,786

					13,731

Oil Company - Integrated (1.94%)
Petroleo Brasileiro SA ADR	71,500	1,752	TOTAL COMMON STOCKS		$ 146,472

Suncor Energy Inc	54,100	1,201		Principal

		2,953		Amount	Value

				(000's)	(000's)

Pharmacy Services (3.08%)
Medco Health Solutions Inc (a)	113,400	4,688	SHORT TERM INVESTMENTS (2.32%)
			Commercial Paper (2.32%)
Power Converter & Supply Equipment (0.48%)			Investment in Joint Trading Account; BNP
			Paribas Finance Inc
Sunpower Corp - Class B (a)	37,000	733	0.24%, 4/ 1/2009	$ 1,765 $	1,765
			Investment in Joint Trading Account; Societe
Regional Banks (0.51%)			Generale North America Inc
Wells Fargo & Co	54,200	772	0.19%, 4/ 1/2009	1,766	1,766

					3,531
Retail - Bedding (1.40%)

Bed Bath & Beyond Inc (a)	86,400	2,138	TOTAL SHORT TERM INVESTMENTS		$ 3,531

			REPURCHASE AGREEMENTS (1.16%)
Retail - Discount (2.63%)
			Diversified Banking Institutions (0.30%)
Wal-Mart Stores Inc	77,000	4,012
			Investment in Joint Trading Account;
			Morgan Stanley Repurchase Agreement;
Retail - Drug Store (1.03%)			0.19%; dated 3/31/2009 maturing
CVS Caremark Corp	57,100	1,570	4/01/2009 (collateralized by Sovereign
			Agency Issues; $465,000; 0.00%; dated
Retail - Regional Department Store (1.45%)			03/09/2011)	$ 456 $	456
Kohl's Corp (a)	52,000	2,201
			Money Center Banks (0.86%)
Retail - Restaurants (0.96%)			Investment in Joint Trading Account; Bank
Yum! Brands Inc	53,200	1,462	of America Repurchase Agreement; 0.12%
			dated 3/31/2009 maturing 4/01/2009
			(collateralized by Sovereign Agency
Schools (0.56%)			Issues; $931,000; 1.625% - 5.00%; dated
Apollo Group Inc (a)	10,900	854	04/26/11 - 05/11/17)	913	913
			Investment in Joint Trading Account;
Semiconductor Component - Integrated Circuits (2.09%)			Deutsche Bank Repurchase Agreement;
Marvell Technology Group Ltd (a)	348,200	3,189	0.19%; dated 3/31/2009 maturing
			4/01/2009 (collateralized by Sovereign
Semiconductor Equipment (1.52%)			Agency Issues; $407,000; 2.265% -
ASML Holding NV	132,200	2,315	5.90%; dated 04/14/09 - 08/14/18)	399	399

					1,312

Telecommunication Equipment - Fiber Optics (0.54%)			TOTAL REPURCHASE AGREEMENTS		$ 1,768

Corning Inc	62,200	825
			Total Investments		$ 151,771
Transport - Services (2.24%)			Other Assets in Excess of Liabilities, Net - 0.31%		476

Expeditors International of Washington Inc	67,600	1,913	TOTAL NET ASSETS - 100.00%		$ 152,247

United Parcel Service Inc	30,500	1,501

		3,414

			(a) Non-Income Producing Security
Web Portals (2.77%)
Google Inc (a)	12,100	4,212

Wireless Equipment (9.02%)
American Tower Corp (a)	186,300	5,669
Crown Castle International Corp (a)	111,500	2,276

Schedule of Investments LargeCap Growth Account I March 31, 2009 (unaudited)

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$ 6,955
Unrealized Depreciation	(49,965)

Net Unrealized Appreciation (Depreciation)	(43,010)
Cost for federal income tax purposes	194,781
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent

Communications	23.39%
Technology	18.37%
Consumer, Non-cyclical	18.17%
Financial	11.01%
Consumer, Cyclical	10.33%
Industrial	7.93%
Energy	6.17%
Basic Materials	3.16%
Utilities	1.16%
Other Assets in Excess of Liabilities, Net	0.31%

TOTAL NET ASSETS	100.00%

Schedule of Investments
LargeCap S&P 500 Index Account
March 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (97.10%)			COMMON STOCKS (continued)
Advertising Agencies (0.13%)			Auto - Car & Light Trucks (continued)
Interpublic Group of Cos Inc (a)	5,624 $	23	General Motors Corp	7,207 $	14

Omnicom Group Inc	3,671	86			88

		109	Auto - Medium & Heavy Duty Trucks (0.13%)

Aerospace & Defense (1.39%)			Paccar Inc	4,282	110
Boeing Co	8,572	305
General Dynamics Corp	4,558	190	Auto/Truck Parts & Equipment - Original (0.10%)
Lockheed Martin Corp	3,920	271	Johnson Controls Inc	7,015	84
Northrop Grumman Corp	3,862	168
			Beverages - Non-Alcoholic (2.49%)
Raytheon Co	4,723	184
			Coca-Cola Co/The	23,499	1,033
Rockwell Collins Inc	1,866	61

			Coca-Cola Enterprises Inc	3,743	49
		1,179

			Dr Pepper Snapple Group Inc (a)	2,995	51
Aerospace & Defense Equipment (0.63%)			Pepsi Bottling Group Inc	1,599	35
Goodrich Corp	1,461	55	PepsiCo Inc	18,372	946

United Technologies Corp	11,124	478			2,114

		533

			Beverages - Wine & Spirits (0.09%)
Agricultural Chemicals (0.68%)			Brown-Forman Corp	1,158	45
CF Industries Holdings Inc	571	41	Constellation Brands Inc (a)	2,299	27

Monsanto Co	6,468	537			72

		578

			Brewery (0.07%)
Agricultural Operations (0.25%)			Molson Coors Brewing Co	1,769	61
Archer-Daniels-Midland Co	7,577	210
			Broadcasting Services & Programming (0.03%)
Airlines (0.07%)			Scripps Networks Interactive	1,064	24
Southwest Airlines Co	8,737	55
			Building - Residential & Commercial (0.11%)
Apparel Manufacturers (0.18%)			Centex Corp	1,468	11
Coach Inc	3,790	63	DR Horton Inc	3,253	32
Polo Ralph Lauren Corp	667	28	KB Home	889	12
VF Corp	1,040	60	Lennar Corp	1,668	12

		151	Pulte Homes Inc	2,534	28

Appliances (0.03%)					95

Whirlpool Corp	868	26	Building Products - Wood (0.03%)
			Masco Corp	4,244	30
Applications Software (2.20%)
Citrix Systems Inc (a)	2,126	48	Cable/Satellite TV (0.84%)
Compuware Corp (a)	2,911	19	Comcast Corp - Class A	34,006	464
Intuit Inc (a)	3,792	103	DIRECTV Group Inc/The (a)	6,245	142
Microsoft Corp	90,260	1,658	Time Warner Cable Inc	4,148	103

Salesforce.com Inc (a)	1,248	41			709

		1,869

			Casino Hotels (0.02%)
Athletic Footwear (0.25%)			Wynn Resorts Ltd (a)	790	16
NIKE Inc	4,572	214
			Casino Services (0.04%)
Audio & Video Products (0.01%)			International Game Technology	3,487	32
Harman International Industries Inc	691	9
			Chemicals - Diversified (0.61%)
Auto - Car & Light Trucks (0.10%)			Dow Chemical Co/The	10,912	92
Ford Motor Co (a)	28,289	74	EI Du Pont de Nemours & Co	10,654	238

Schedule of Investments
LargeCap S&P 500 Index Account
March 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Chemicals - Diversified (continued)			Computers (4.49%)
PPG Industries Inc	1,939 $	72	Apple Inc (a)	10,513 $	1,105
Rohm and Haas Co	1,475	116	Dell Inc (a)	20,429	194

		518	Hewlett-Packard Co	28,292	907

Chemicals - Specialty (0.21%)			IBM Corp	15,838	1,535
Eastman Chemical Co	856	23	Sun Microsystems Inc (a)	8,791	64

Ecolab Inc	1,980	69			3,805

International Flavors & Fragrances Inc	929	28	Computers - Integrated Systems (0.04%)
Sigma-Aldrich Corp	1,442	54	Teradata Corp (a)	2,043	33

		174

			Computers - Memory Devices (0.43%)
Coal (0.17%)			EMC Corp/Massachusetts (a)	23,750	270
Consol Energy Inc	2,132	54	NetApp Inc (a)	3,904	58
Massey Energy Co	1,009	10	SanDisk Corp (a)	2,670	34

Peabody Energy Corp	3,156	79			362

		143

			Computers - Peripheral Equipment (0.02%)
Coatings & Paint (0.07%)			Lexmark International Inc (a)	918	15
Sherwin-Williams Co/The	1,162	60
			Consumer Products - Miscellaneous (0.42%)
Commercial Banks (0.29%)			Clorox Co	1,641	84
BB&T Corp	6,603	112	Fortune Brands Inc	1,773	44
First Horizon National Corp	2,491	27	Kimberly-Clark Corp	4,885	225

M&T Bank Corp	918	41			353

Marshall & Ilsley Corp	3,132	18
Regions Financial Corp	8,200	35	Containers - Metal & Glass (0.09%)
Zions Bancorporation	1,362	13	Ball Corp	1,107	48

		246	Owens-Illinois Inc (a)	1,973	29

					77

Commercial Services (0.07%)
Convergys Corp (a)	1,443	12	Containers - Paper & Plastic (0.09%)
Iron Mountain Inc (a)	2,120	47	Bemis Co Inc	1,179	25

		59	Pactiv Corp (a)	1,553	22

			Sealed Air Corp	1,864	26

Commercial Services - Finance (0.88%)					73

Automatic Data Processing Inc	5,960	210
Equifax Inc	1,493	37	Cosmetics & Toiletries (2.49%)
H&R Block Inc	4,010	73	Avon Products Inc	5,033	97
Mastercard Inc	855	143	Colgate-Palmolive Co	5,918	349
Moody's Corp	2,249	52	Estee Lauder Cos Inc/The	1,370	34
Paychex Inc	3,791	97	Procter & Gamble Co (b)	34,598	1,629

Total System Services Inc	2,329	32			2,109

Western Union Co/The	8,381	105	Cruise Lines (0.13%)

		749	Carnival Corp	5,168	112

Computer Aided Design (0.05%)
			Data Processing & Management (0.18%)
Autodesk Inc (a)	2,671	45
			Dun & Bradstreet Corp	630	49
Computer Services (0.23%)			Fidelity National Information Services Inc	2,254	41
Affiliated Computer Services Inc (a)	1,152	55	Fiserv Inc (a)	1,842	67

Cognizant Technology Solutions Corp (a)	3,444	72			157

Computer Sciences Corp (a)	1,788	66	Dental Supplies & Equipment (0.08%)

		193	DENTSPLY International Inc	1,754	47

Schedule of Investments
LargeCap S&P 500 Index Account
March 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Dental Supplies & Equipment (continued)			Electric - Generation (0.05%)
Patterson Cos Inc (a)	1,080 $	20	AES Corp/The (a)	7,865 $	46

		67

			Electric - Integrated (3.71%)
Dialysis Centers (0.06%)			Allegheny Energy Inc	2,000	46
DaVita Inc (a)	1,227	54	Ameren Corp	2,509	58
Disposable Medical Products (0.11%)			American Electric Power Co Inc	4,794	121
CR Bard Inc	1,174	94	CMS Energy Corp	2,675	32
			Consolidated Edison Inc	3,233	128
Distribution & Wholesale (0.19%)			Constellation Energy Group Inc	2,351	49
Fastenal Co	1,525	49	Dominion Resources Inc/VA	6,888	213
Genuine Parts Co	1,882	56	DTE Energy Co	1,927	53
WW Grainger Inc	751	53	Duke Energy Corp	15,124	217

		158	Edison International	3,846	111

Diversified Banking Institutions (3.21%)			Entergy Corp	2,236	152
Bank of America Corp	75,568	515	Exelon Corp	7,771	353
Citigroup Inc	64,647	164	FirstEnergy Corp	3,599	139
Goldman Sachs Group Inc/The	5,451	578	FPL Group Inc	4,828	245
JP Morgan Chase & Co	44,363	1,179	Integrys Energy Group Inc	902	24
Morgan Stanley	12,684	289	Northeast Utilities	2,033	44

		2,725	Pepco Holdings Inc	2,587	32

			PG&E Corp	4,318	165
Diversified Financial Services (0.08%)			Pinnacle West Capital Corp	1,192	32
IntercontinentalExchange Inc (a)	858	64	PPL Corp	4,431	127
			Progress Energy Inc	3,253	118
Diversified Manufacturing Operations (3.11%)
3M Co	8,190	407	Public Service Enterprise Group Inc	5,973	176
Cooper Industries Ltd	1,973	51	SCANA Corp	1,431	44
			Southern Co/The	9,180	281
Danaher Corp	3,010	163
Dover Corp	2,196	58	TECO Energy Inc	2,514	28
Eaton Corp	1,950	72	Wisconsin Energy Corp	1,380	57
			Xcel Energy Inc	5,362	100

General Electric Co	124,666	1,260
Honeywell International Inc	8,679	242			3,145

Illinois Tool Works Inc	4,537	140	Electric Products - Miscellaneous (0.33%)
Ingersoll-Rand Co Ltd	3,764	52	Emerson Electric Co	8,913	255
ITT Corp	2,146	83	Molex Inc	1,636	22

Leggett & Platt Inc	1,852	24			277

Parker Hannifin Corp	1,897	64	Electronic Components - Miscellaneous (0.09%)
Textron Inc	2,868	17	Jabil Circuit Inc	2,524	14

		2,633	Tyco Electronics Ltd	5,407	60

Diversified Operations (0.04%)					74

Leucadia National Corp	2,140	32	Electronic Components - Semiconductors (2.04%)
			Advanced Micro Devices Inc (a)	6,609	20
E-Commerce - Products (0.33%)			Altera Corp	3,462	61
Amazon.com Inc (a)	3,795	279
			Broadcom Corp (a)	5,022	100
E-Commerce - Services (0.22%)			Intel Corp	65,659	988
eBay Inc (a)	12,722	160	LSI Corp (a)	7,651	23
Expedia Inc (a)	2,476	22	MEMC Electronic Materials Inc (a)	2,638	43

		182	Microchip Technology Inc	2,150	46

			Micron Technology Inc (a)	9,017	37

Schedule of Investments
LargeCap S&P 500 Index Account
March 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Electronic Components - Semiconductors			Finance - Credit Card (0.26%)
(continued)			American Express Co	13,824 $	188
National Semiconductor Corp	2,302 $	24	Discover Financial Services	5,684	36

Nvidia Corp (a)	6,340	62			224

QLogic Corp (a)	1,431	16
Texas Instruments Inc	15,070	249	Finance - Investment Banker & Broker (0.21%)
Xilinx Inc	3,236	62	Charles Schwab Corp/The	11,066	171

		1,731	E*Trade Financial Corp (a)	6,753	9

					180

Electronic Connectors (0.07%)
Amphenol Corp	2,021	58	Finance - Other Services (0.33%)
			CME Group Inc	783	193
Electronic Forms (0.16%)			NASDAQ OMX Group Inc/The (a)	1,621	32
Adobe Systems Inc (a)	6,186	132	NYSE Euronext	3,057	54

					279

Electronic Measurement Instruments (0.12%)
Agilent Technologies Inc (a)	4,155	64	Financial Guarantee Insurance (0.01%)
			MBIA Inc (a)	2,020	9
FLIR Systems Inc (a)	1,780	36

		100	Food - Confectionery (0.14%)

Electronics - Military (0.11%)			Hershey Co/The	1,956	68
L-3 Communications Holdings Inc	1,400	95	JM Smucker Co/The	1,398	52

					120

Engineering - Research & Development Services (0.15%)
Fluor Corp	2,143	74	Food - Dairy Products (0.04%)
			Dean Foods Co (a)	1,822	33
Jacobs Engineering Group Inc (a)	1,453	56

		130	Food - Meat Products (0.07%)

Engines - Internal Combustion (0.07%)			Hormel Foods Corp	824	26
Cummins Inc	2,377	60	Tyson Foods Inc	3,569	34

					60

Enterprise Software & Services (1.17%)
BMC Software Inc (a)	2,180	72	Food - Miscellaneous/Diversified (1.27%)
			Campbell Soup Co	2,418	66
CA Inc	4,655	82
			ConAgra Foods Inc	5,278	89
Novell Inc (a)	4,066	17
			General Mills Inc	3,870	193
Oracle Corp	45,273	818

			HJ Heinz Co	3,714	123
		989

			Kellogg Co	2,976	109
Entertainment Software (0.08%)			Kraft Foods Inc	17,346	387
Electronic Arts Inc (a)	3,799	69	McCormick & Co Inc/MD	1,536	45
			Sara Lee Corp	8,211	66

Fiduciary Banks (0.82%)					1,078

Bank of New York Mellon Corp/The	13,564	383
Northern Trust Corp	2,638	158	Food - Retail (0.39%)
State Street Corp	5,099	157	Kroger Co/The	7,702	163

		698	Safeway Inc	5,063	102

			SUPERVALU Inc	2,500	36
Filtration & Separation Products (0.03%)			Whole Foods Market Inc	1,657	28

Pall Corp	1,394	28
					329

Finance - Commercial (0.02%)			Food - Wholesale & Distribution (0.19%)
CIT Group Inc	4,589	13	Sysco Corp	6,956	159

Finance - Consumer Loans (0.03%)			Forestry (0.15%)
SLM Corp (a)	5,518	27	Plum Creek Timber Co Inc	1,946	56

Schedule of Investments
LargeCap S&P 500 Index Account
March 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Forestry (continued)			Internet Infrastructure Software (0.05%)
Weyerhaeuser Co	2,494 $	69	Akamai Technologies Inc (a)	2,013 $	39

		125

			Internet Security (0.29%)
Gas - Distribution (0.27%)			McAfee Inc (a)	1,819	61
Centerpoint Energy Inc	4,101	43	Symantec Corp (a)	9,692	145
Nicor Inc	534	18	VeriSign Inc (a)	2,270	43

NiSource Inc	3,238	31			249

Sempra Energy	2,874	133

		225	Investment Management & Advisory Services (0.43%)

			Ameriprise Financial Inc	2,583	53
Gold Mining (0.31%)			Federated Investors Inc	1,050	23
Newmont Mining Corp	5,775	258	Franklin Resources Inc	1,787	96
Hazardous Waste Disposal (0.06%)			Invesco Ltd	4,467	62
Stericycle Inc (a)	1,007	48	Janus Capital Group Inc	1,867	13
			Legg Mason Inc	1,686	27
Health Care Cost Containment (0.13%)			T Rowe Price Group Inc	3,022	87

McKesson Corp	3,233	113			361

			Life & Health Insurance (0.35%)
Home Decoration Products (0.02%)
			Aflac Inc	5,519	107
Newell Rubbermaid Inc	3,272	21
			Lincoln National Corp	3,023	20
Hotels & Motels (0.11%)			Prudential Financial Inc	5,005	95
Marriott International Inc/DE	3,469	57	Torchmark Corp	998	26
Starwood Hotels & Resorts Worldwide Inc	2,154	27	Unum Group	3,909	49

Wyndham Worldwide Corp	2,096	9			297

		93	Linen Supply & Related Items (0.05%)

Human Resources (0.05%)			Cintas Corp	1,551	38
Monster Worldwide Inc (a)	1,511	12
Robert Half International Inc	1,787	32	Machinery - Construction & Mining (0.23%)

			Caterpillar Inc	7,101	199
		44

Independent Power Producer (0.01%)			Machinery - Farm (0.19%)
Dynegy Inc (a)	5,976	8	Deere & Co	4,990	164

Industrial Automation & Robots (0.04%)			Machinery - General Industry (0.01%)
Rockwell Automation Inc/DE	1,674	37	Manitowoc Co Inc/The	1,539	5

Industrial Gases (0.45%)			Machinery - Pumps (0.04%)
Air Products & Chemicals Inc	2,475	139	Flowserve Corp	660	37
Praxair Inc	3,625	244

		383	Medical - Biomedical/Gene (2.15%)

			Amgen Inc (a)	12,206	604
Instruments - Scientific (0.28%)			Biogen Idec Inc (a)	3,509	184
PerkinElmer Inc	1,371	18	Celgene Corp (a)	5,424	241
Thermo Fisher Scientific Inc (a)	4,936	176	Genzyme Corp (a)	3,203	190
Waters Corp (a)	1,146	42	Gilead Sciences Inc (a)	10,754	498

		236	Life Technologies Corp (a)	2,052	67

Insurance Brokers (0.30%)			Millipore Corp (a)	654	38

Aon Corp	3,229	132			1,822

Marsh & McLennan Cos Inc	6,079	123	Medical - Drugs (5.88%)

		255	Abbott Laboratories	18,243	870

Schedule of Investments
LargeCap S&P 500 Index Account
March 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical - Drugs (continued)			Medical Products (continued)
Allergan Inc/United States	3,630 $	173	Johnson & Johnson	32,650 $	1,717
Bristol-Myers Squibb Co	23,368	512	Stryker Corp	2,809	96
Cephalon Inc (a)	812	55	Varian Medical Systems Inc (a)	1,468	45
Eli Lilly & Co	11,936	399	Zimmer Holdings Inc (a)	2,631	96

Forest Laboratories Inc (a)	3,561	78			2,771

King Pharmaceuticals Inc (a)	2,910	21	Metal - Aluminum (0.10%)
Merck & Co Inc/NJ	24,881	666	Alcoa Inc	11,218	82
Pfizer Inc	79,628	1,085
Schering-Plough Corp	19,200	452	Metal - Copper (0.22%)
Wyeth	15,717	676	Freeport-McMoRan Copper & Gold Inc	4,860	185

		4,987

			Metal Processors & Fabrication (0.12%)
Medical - Generic Drugs (0.10%)			Precision Castparts Corp	1,652	99
Mylan Inc/PA (a)	3,597	48
Watson Pharmaceuticals Inc (a)	1,235	39	Motorcycle/Motor Scooter (0.04%)

		87	Harley-Davidson Inc	2,758	37

Medical - HMO (0.93%)
Aetna Inc	5,354	130	Multi-Line Insurance (0.71%)
CIGNA Corp	3,200	56	Allstate Corp/The	6,328	121
Coventry Health Care Inc (a)	1,751	23	American International Group Inc	31,764	32
Humana Inc (a)	1,993	52	Assurant Inc	1,390	30
UnitedHealth Group Inc	14,350	300	Cincinnati Financial Corp	1,918	44
WellPoint Inc (a)	5,883	224	Genworth Financial Inc	5,113	10

		785	Hartford Financial Services Group Inc	3,839	30

			Loews Corp	4,264	94
Medical - Hospitals (0.01%)			MetLife Inc	9,657	220
Tenet Healthcare Corp (a)	4,903	6	XL Capital Ltd	4,040	22

					603

Medical - Wholesale Drug Distribution (0.23%)
AmerisourceBergen Corp	1,798	59	Multimedia (1.26%)
Cardinal Health Inc	4,254	134	McGraw-Hill Cos Inc/The	3,712	85

		193	Meredith Corp	425	7

			News Corp	27,153	180
Medical Information Systems (0.03%)
IMS Health Inc	2,144	27	Time Warner Inc	14,118	273
			Viacom Inc (a)	7,157	124
Medical Instruments (0.85%)			Walt Disney Co/The	21,914	398

Boston Scientific Corp (a)	17,734	141			1,067

Intuitive Surgical Inc (a)	463	44	Networking Products (1.47%)
Medtronic Inc	13,201	389	Cisco Systems Inc (a)	68,906	1,155
St Jude Medical Inc (a)	4,086	149	Juniper Networks Inc (a)	6,164	93

		723			1,248

Medical Laboratory & Testing Service (0.19%)			Non-Ferrous Metals (0.01%)
Laboratory Corp of America Holdings (a)	1,278	75	Titanium Metals Corp	1,005	5
Quest Diagnostics Inc	1,822	86

		161	Non-Hazardous Waste Disposal (0.25%)

			Republic Services Inc	3,801	65
Medical Products (3.27%)
Baxter International Inc	7,246	371	Waste Management Inc	5,802	149

Becton Dickinson and Co	2,830	190			214

Covidien Ltd	5,948	198	Office Automation & Equipment (0.12%)
Hospira Inc (a)	1,884	58	Pitney Bowes Inc	2,436	57

Schedule of Investments
LargeCap S&P 500 Index Account
March 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Office Automation & Equipment (continued)			Oil Refining & Marketing (0.20%)
Xerox Corp	10,209 $	46	Sunoco Inc	1,380 $		37

		103	Tesoro Corp	1,633		22

Office Supplies & Forms (0.04%)			Valero Energy Corp	6,095		109

Avery Dennison Corp	1,331	30				168

			Paper & Related Products (0.07%)
Oil - Field Services (1.10%)			International Paper Co	5,050		36
Baker Hughes Inc	3,646	104	MeadWestvaco Corp	2,016		24

BJ Services Co	3,448	34				60

Halliburton Co	10,591	164
Schlumberger Ltd	14,119	573	Pharmacy Services (0.44%)
Smith International Inc	2,588	56	Express Scripts Inc (a)	2,924		135

		931	Medco Health Solutions Inc (a)	5,797		240

						375

Oil & Gas Drilling (0.17%)
Diamond Offshore Drilling Inc	820	52	Photo Equipment & Supplies (0.01%)
ENSCO International Inc	1,674	44	Eastman Kodak Co	3,166		12
Nabors Industries Ltd (a)	3,340	33	Pipelines (0.28%)
Rowan Cos Inc	1,334	16	El Paso Corp	8,247		52

		145	Spectra Energy Corp	7,595		107

Oil Company - Exploration & Production (2.57%)			Williams Cos Inc	6,838		78

Anadarko Petroleum Corp	5,429	211				237

Apache Corp	3,952	253	Printing - Commercial (0.02%)
Cabot Oil & Gas Corp	1,221	29	RR Donnelley & Sons Co	2,422		18
Chesapeake Energy Corp	6,635	113
Devon Energy Corp	5,239	234	Property & Casualty Insurance (0.67%)
EOG Resources Inc	2,948	161	Chubb Corp	4,159		176
EQT CORP	1,545	48	Progressive Corp/The	7,989		107
Noble Energy Inc	2,041	110	Travelers Cos Inc/The	6,904		281

Occidental Petroleum Corp	9,566	532				564

Pioneer Natural Resources Co	1,365	23	Publicly Traded Investment Fund (0.64%)
Questar Corp	2,049	60	iShares S&P 500 Index Fund/US	6,800		541
Range Resources Corp	1,844	76
Southwestern Energy Co (a)	4,057	121	Publishing - Newspapers (0.04%)
XTO Energy Inc	6,843	210	Gannett Co Inc	2,696		6

		2,181	New York Times Co/The	1,376		6

Oil Company - Integrated (7.96%)			Washington Post Co/The	71		26

Chevron Corp	23,664	1,591				38

ConocoPhillips	17,474	684	Quarrying (0.07%)
Exxon Mobil Corp (b)	58,336	3,973	Vulcan Materials Co	1,303		58
Hess Corp	3,349	181
Marathon Oil Corp	8,352	220	Real Estate Management & Services (0.01%)
Murphy Oil Corp	2,252	101	CB Richard Ellis Group Inc (a)	2,655		11

		6,750

			Regional Banks (1.62%)
Oil Field Machinery & Equipment (0.23%)			Capital One Financial Corp	4,626		57
Cameron International Corp (a)	2,560	56	Comerica Inc	1,785		33
National Oilwell Varco Inc (a)	4,927	142	Fifth Third Bancorp	6,816		20

		198	Huntington Bancshares Inc/OH	4,322		7

			Keycorp	5,840		46

Schedule of Investments
LargeCap S&P 500 Index Account
March 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Regional Banks (continued)			Retail - Bedding (0.09%)
PNC Financial Services Group Inc	5,052 $	148	Bed Bath & Beyond Inc (a)	3,066 $	76
SunTrust Banks Inc	4,211	49
US Bancorp	20,719	303	Retail - Building Products (0.93%)
Wells Fargo & Co	50,027	712	Home Depot Inc	20,015	471

		1,375	Lowe's Cos Inc	17,302	316

					787

REITS - Apartments (0.13%)
Apartment Investment & Management Co	1,385	8	Retail - Computer Equipment (0.06%)
AvalonBay Communities Inc	941	44	GameStop Corp (a)	1,933	54
Equity Residential	3,220	59

			Retail - Consumer Electronics (0.19%)
		111

			Best Buy Co Inc	4,002	152
REITS - Diversified (0.07%)			RadioShack Corp	1,477	13

Vornado Realty Trust	1,663	55			165

REITS - Healthcare (0.16%)			Retail - Discount (2.35%)
HCP Inc	2,998	54	Big Lots Inc (a)	969	20
Health Care REIT Inc	1,307	40	Costco Wholesale Corp	5,114	237
Ventas Inc	1,693	38	Family Dollar Stores Inc	1,652	55

		132	Target Corp	8,887	306

			Wal-Mart Stores Inc	26,394	1,375

REITS - Hotels (0.03%)					1,993

Host Hotels & Resorts Inc	6,203	24
			Retail - Drug Store (0.91%)
REITS - Office Property (0.06%)			CVS Caremark Corp	17,182	472
Boston Properties Inc	1,432	50	Walgreen Co	11,649	303

					775

REITS - Regional Malls (0.12%)
Simon Property Group Inc	2,964	103	Retail - Jewelry (0.04%)
			Tiffany & Co	1,453	31
REITS - Shopping Centers (0.02%)
Kimco Realty Corp	2,752	21	Retail - Major Department Store (0.25%)
			JC Penney Co Inc	2,623	53
REITS - Storage (0.10%)			Sears Holdings Corp (a)	648	29
Public Storage	1,480	82	TJX Cos Inc	4,915	126

					208

REITS - Warehouse & Industrial (0.02%)			Retail - Office Supplies (0.18%)
ProLogis	3,159	21	Office Depot Inc (a)	3,244	4
Retail - Apparel & Shoe (0.18%)			Staples Inc	8,422	153

Abercrombie & Fitch Co	1,028	24			157

Gap Inc/The	5,504	71	Retail - Regional Department Store (0.23%)
Ltd Brands Inc	3,194	28	Kohl's Corp (a)	3,597	152
Nordstrom Inc	1,882	32	Macy's Inc	4,965	44

		155			196

Retail - Auto Parts (0.15%)			Retail - Restaurants (1.20%)
AutoZone Inc (a)	448	73	Darden Restaurants Inc	1,617	56
O'Reilly Automotive Inc (a)	1,593	56	McDonald's Corp	13,146	717

		129	Starbucks Corp (a)	8,672	96

Retail - Automobile (0.02%)			Yum! Brands Inc	5,429	149

AutoNation Inc (a)	1,274	18			1,018

Schedule of Investments
LargeCap S&P 500 Index Account
March 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Rubber - Tires (0.02%)			Television (0.04%)
Goodyear Tire & Rubber Co/The (a)	2,849 $	18	CBS Corp	8,017 $	31

Savings & Loans - Thrifts (0.17%)			Tobacco (1.68%)
Hudson City Bancorp Inc	6,166	72	Altria Group Inc	24,391	391
People's United Financial Inc	4,111	74	Lorillard Inc	1,984	122

		146	Philip Morris International Inc	23,657	842

Schools (0.12%)			Reynolds American Inc	1,996	71

Apollo Group Inc (a)	1,262	99			1,426

			Tools - Hand Held (0.08%)
Semiconductor Component - Integrated Circuits (0.15%)			Black & Decker Corp	710	23
Analog Devices Inc	3,438	66	Snap-On Inc	678	17
Linear Technology Corp	2,619	60	Stanley Works/The	931	27

		126			67

Semiconductor Equipment (0.28%)			Toys (0.10%)
Applied Materials Inc	15,693	169	Hasbro Inc	1,463	36
Kla-Tencor Corp	2,005	40	Mattel Inc	4,232	49

Novellus Systems Inc (a)	1,146	19			85

Teradyne Inc (a)	2,039	9

		237	Transport - Rail (0.84%)

			Burlington Northern Santa Fe Corp	3,285	198
Steel - Producers (0.21%)			CSX Corp	4,713	122
AK Steel Holding Corp	1,309	9	Norfolk Southern Corp	4,326	146
Nucor Corp	3,707	142	Union Pacific Corp	5,940	244

United States Steel Corp	1,372	29			710

		180

			Transport - Services (1.09%)
Steel - Specialty (0.03%)			CH Robinson Worldwide Inc	2,009	92
Allegheny Technologies Inc	1,150	25	Expeditors International of Washington Inc	2,504	71
			FedEx Corp	3,675	163
Telecommunication Equipment (0.08%)
			Ryder System Inc	657	19
Harris Corp	1,577	46
			United Parcel Service Inc	11,751	578

Tellabs Inc (a)	4,671	21

					923

		67

			Web Portals (1.41%)
Telecommunication Equipment - Fiber Optics (0.31%)
			Google Inc (a)	2,829	984
Ciena Corp (a)	1,070	8
			Yahoo! Inc (a)	16,459	211

Corning Inc	18,357	244
					1,195

JDS Uniphase Corp (a)	2,540	8

		260	Wireless Equipment (1.20%)

			American Tower Corp (a)	4,688	143
Telecommunication Services (0.08%)
			Motorola Inc	26,875	114
Embarq Corp	1,683	64
			Qualcomm Inc	19,472	757

Telephone - Integrated (3.60%)					1,014

AT&T Inc	69,570	1,753	TOTAL COMMON STOCKS	$ 82,296

CenturyTel Inc	1,184	33
Frontier Communications Corp	3,675	27
Qwest Communications International Inc	17,348	59
Sprint Nextel Corp (a)	33,821	121
Verizon Communications Inc	33,533	1,013
Windstream Corp	5,207	42

		3,048

Schedule of Investments
LargeCap S&P 500 Index Account
March 31, 2009 (unaudited)

			Portfolio Summary (unaudited)

	Principal
			Sector	Percent

	Amount	Value
	(000's)	(000's)	Consumer, Non-cyclical	25.16%

			Financial	12.90%
SHORT TERM INVESTMENTS (2.24%)			Energy	12.69%
Commercial Paper (2.24%)			Technology	11.67%
Investment in Joint Trading Account; BNP			Communications	11.35%
Paribas Finance Inc			Industrial	9.55%
0.24%, 4/ 1/2009	$ 952 $	952	Consumer, Cyclical	8.54%
			Utilities	4.04%
Investment in Joint Trading Account; Societe			Basic Materials	3.18%
Generale North America Inc			Exchange Traded Funds	0.64%
0.19%, 4/ 1/2009	952	952	Diversified	0.04%

		1,904	Other Assets in Excess of Liabilities, Net	0.24%

TOTAL SHORT TERM INVESTMENTS		$ 1,904	TOTAL NET ASSETS	100.00%

			Other Assets Summary (unaudited)

REPURCHASE AGREEMENTS (0.42%)
Diversified Banking Institutions (0.11%)			Asset Type	Percent

Investment in Joint Trading Account;			Futures	2.58%
Morgan Stanley Repurchase Agreement;
0.19%; dated 3/31/2009 maturing
4/01/2009 (collateralized by Sovereign
Agency Issues; $94,000; 0.00%; dated
03/09/2011)	$ 92 $	92

Money Center Banks (0.31%)
Investment in Joint Trading Account; Bank
of America Repurchase Agreement; 0.12%
dated 3/31/2009 maturing 4/01/2009
(collateralized by Sovereign Agency
Issues; $187,000; 1.625% - 5.00%; dated
04/26/11 - 05/11/17)	183	183
Investment in Joint Trading Account;
Deutsche Bank Repurchase Agreement;
0.19%; dated 3/31/2009 maturing
4/01/2009 (collateralized by Sovereign
Agency Issues; $82,000; 2.265% - 5.90%;
dated 04/14/09 - 08/14/18)	80	80

		263

TOTAL REPURCHASE AGREEMENTS		$ 355

Total Investments		$ 84,555
Other Assets in Excess of Liabilities, Net - 0.24%		201

TOTAL NET ASSETS - 100.00%		$ 84,756

(a) Non-Income Producing Security
(b)	Security or a portion of the security was pledged to cover margin
	requirements for futures contracts. At the end of the period, the value of
	these securities totaled $402 or 0.47% of net assets.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation		$ 8,693
Unrealized Depreciation		(44,679)

Net Unrealized Appreciation (Depreciation)		(35,986)
Cost for federal income tax purposes		120,541
All dollar amounts are shown in thousands (000's)

Schedule of Investments
LargeCap S&P 500 Index Account
March 31, 2009 (unaudited)

Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

S&P 500; June 2009	Buy	11	$ 1,918	$ 2,185	$ 267
All dollar amounts are shown in thousands (000's)

Schedule of Investments
LargeCap Value Account
March 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (97.22%)			COMMON STOCKS (continued)
Advertising Agencies (0.34%)			Computers - Integrated Systems (0.33%)
Omnicom Group Inc	17,393 $	407	NCR Corp (a)	49,548 $	394

Aerospace & Defense (1.19%)			Computers - Memory Devices (0.29%)
General Dynamics Corp	24,239	1,008	Western Digital Corp (a)	17,736	343
Lockheed Martin Corp	6,044	417

		1,425	Containers - Metal & Glass (0.30%)

			Ball Corp	8,295	360
Aerospace & Defense Equipment (1.04%)
United Technologies Corp	29,066	1,249	Containers - Paper & Plastic (0.65%)
			Pactiv Corp (a)	12,548	183
Apparel Manufacturers (0.25%)			Sealed Air Corp	42,857	592

VF Corp	5,265	301			775

Applications Software (0.32%)			Cosmetics & Toiletries (2.05%)
Compuware Corp (a)	58,429	385	Procter & Gamble Co	52,083	2,453

Beverages - Non-Alcoholic (1.29%)			Cruise Lines (0.25%)
Coca-Cola Co/The	35,319	1,552	Carnival Corp	14,134	305

Cable/Satellite TV (1.17%)			Diversified Banking Institutions (4.95%)
Comcast Corp - Class A	92,808	1,266	Bank of America Corp	144,011	982
Time Warner Cable Inc	5,638	140	Goldman Sachs Group Inc/The	11,094	1,176

		1,406	JP Morgan Chase & Co	110,953	2,949

Chemicals - Diversified (1.19%)			Morgan Stanley	36,359	828

EI Du Pont de Nemours & Co	31,046	693			5,935

FMC Corp	5,435	234	Diversified Manufacturing Operations (3.29%)
PPG Industries Inc	13,457	497	Dover Corp	13,288	350

		1,424	General Electric Co	354,964	3,589

Chemicals - Specialty (0.34%)					3,939

Lubrizol Corp	12,103	412	Electric - Integrated (5.64%)
			CMS Energy Corp	68,781	814
Commercial Banks (2.48%)			Consolidated Edison Inc	27,851	1,103
Bancorpsouth Inc	27,484	573	Dominion Resources Inc/VA	3,743	116
Bank of Hawaii Corp	14,847	490	DPL Inc	23,915	539
BB&T Corp	46,182	781	Duke Energy Corp	18,546	266
Commerce Bancshares Inc	14,772	536	Exelon Corp	2,395	109
Cullen/Frost Bankers Inc	12,621	592	FPL Group Inc	4,656	236

		2,972	Northeast Utilities	25,180	544

Commercial Services (0.14%)			NSTAR	19,428	619
Weight Watchers International Inc	9,379	174	PG&E Corp	25,592	978
			Southern Co/The	46,841	1,434

Commercial Services - Finance (0.69%)					6,758

Equifax Inc	12,307	301
Moody's Corp	23,171	531	Electronic Components - Semiconductors (0.14%)

			QLogic Corp (a)	14,813	165
		832

Computers (0.47%)			Enterprise Software & Services (0.20%)
Apple Inc (a)	1,137	119	BMC Software Inc (a)	7,248	239
Hewlett-Packard Co	7,163	230
IBM Corp	2,178	211	Fiduciary Banks (1.20%)

		560	Bank of New York Mellon Corp/The	16,755	473

Schedule of Investments
LargeCap Value Account
March 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Fiduciary Banks (continued)			Medical - Biomedical/Gene (1.94%)
Northern Trust Corp	7,085 $	424	Amgen Inc (a)	46,931 $	2,324
State Street Corp	17,747	546

		1,443	Medical - Drugs (6.22%)

			Abbott Laboratories	9,323	445
Finance - Investment Banker & Broker (0.56%)			Bristol-Myers Squibb Co	20,484	449
Raymond James Financial Inc	33,808	666	Eli Lilly & Co	45,071	1,506
Food - Canned (0.62%)			Forest Laboratories Inc (a)	36,825	809
Del Monte Foods Co	102,421	747	Merck & Co Inc/NJ	25,174	673
			Pfizer Inc	171,626	2,337
Food - Miscellaneous/Diversified (1.63%)			Wyeth	28,818	1,240

ConAgra Foods Inc	37,846	638			7,459

HJ Heinz Co	22,041	729	Medical - HMO (0.12%)
Kraft Foods Inc	26,215	584	WellPoint Inc (a)	3,936	149

		1,951

Food - Retail (1.06%)			Medical - Wholesale Drug Distribution (0.54%)
Kroger Co/The	37,598	798	AmerisourceBergen Corp	19,829	648
SUPERVALU Inc	33,484	478

			Medical Products (4.44%)
		1,276	Covidien Ltd	32,276	1,073

Gas - Distribution (1.80%)			Johnson & Johnson	80,910	4,256

Atmos Energy Corp	26,786	619			5,329

Sempra Energy	19,247	890
			Metal - Copper (0.45%)
UGI Corp	27,257	644	Freeport-McMoRan Copper & Gold Inc	14,060	536

		2,153

Hotels & Motels (0.24%)			Multi-Line Insurance (1.89%)
Choice Hotels International Inc	11,007	284	Allstate Corp/The	35,835	686
			American Financial Group Inc/OH	26,786	430
Internet Infrastructure Software (0.23%)			MetLife Inc	50,661	1,154

F5 Networks Inc (a)	13,175	276			2,270

Internet Security (0.81%)			Multimedia (0.91%)
McAfee Inc (a)	3,553	119	Time Warner Inc	22,463	433
Symantec Corp (a)	56,725	847	Walt Disney Co/The	36,154	657

		966			1,090

Investment Management & Advisory Services (0.23%)			Networking Products (0.10%)
Invesco Ltd	19,563	271	Cisco Systems Inc (a)	6,909	116

Life & Health Insurance (1.68%)			Office Automation & Equipment (0.27%)
Prudential Financial Inc	39,855	758	Pitney Bowes Inc	13,855	324
Torchmark Corp	25,446	667
			Oil - Field Services (0.24%)
Unum Group	47,089	589	SEACOR Holdings Inc (a)	4,852	283

		2,014

Machinery - General Industry (0.26%)			Oil Company - Exploration & Production (2.33%)
Gardner Denver Inc (a)	14,218	309	Apache Corp	2,403	154
			Devon Energy Corp	4,509	201
Machinery - Pumps (0.50%)			Noble Energy Inc	18,258	984
Flowserve Corp	10,778	605	Southwestern Energy Co (a)	14,078	418
			XTO Energy Inc	34,032	1,042

					2,799

Schedule of Investments
LargeCap Value Account
March 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Oil Company - Integrated (13.68%)			Retail - Building Products (continued)
Chevron Corp	80,708 $	5,427	Lowe's Cos Inc	40,891 $	746

ConocoPhillips	35,614	1,395			2,227

Exxon Mobil Corp (b)	138,914	9,460	Retail - Discount (1.52%)
Marathon Oil Corp	4,664	122	BJ's Wholesale Club Inc (a)	17,390	556

		16,404	Dollar Tree Inc (a)	6,686	298

Pharmacy Services (0.45%)			Family Dollar Stores Inc	6,880	230
Omnicare Inc	21,862	535	Wal-Mart Stores Inc	14,090	734

					1,818

Pipelines (0.47%)
El Paso Corp	89,966	562	Retail - Restaurants (0.51%)
			McDonald's Corp	8,908	486
Property & Casualty Insurance (1.42%)			Panera Bread Co (a)	2,353	132

Chubb Corp	15,105	639			618

Travelers Cos Inc/The	26,214	1,066	Schools (0.18%)

		1,705	DeVry Inc	2,214	107

Regional Banks (2.82%)			Strayer Education Inc	629	113

Capital One Financial Corp	22,762	279			220

US Bancorp	67,334	984	Semiconductor Component - Integrated Circuits (0.36%)
Wells Fargo & Co	148,556	2,115	Linear Technology Corp	18,751	431

		3,378

Reinsurance (0.96%)			Steel - Producers (0.35%)
Allied World Assurance Co Holdings Ltd	4,692	179	Nucor Corp	11,126	425
Everest Re Group Ltd	8,392	594	Telecommunication Services (0.80%)
Reinsurance Group of America Inc	6,389	207	Embarq Corp	25,261	956
Transatlantic Holdings Inc	4,775	170

		1,150	Telephone - Integrated (6.67%)

REITS - Diversified (0.31%)			AT&T Inc	164,789	4,153
Digital Realty Trust Inc	11,193	371	CenturyTel Inc	22,864	643
			Frontier Communications Corp	61,098	439
REITS - Mortgage (0.50%)			Verizon Communications Inc	73,684	2,225
Annaly Capital Management Inc	43,316	601	Windstream Corp	66,130	533

					7,993

REITS - Office Property (0.63%)
Alexandria Real Estate Equities Inc	6,310	230	Tobacco (1.90%)
Boston Properties Inc	15,015	526	Altria Group Inc	53,690	860

		756	Lorillard Inc	11,612	717

			Reynolds American Inc	19,644	704

REITS - Regional Malls (0.70%)					2,281

Simon Property Group Inc	12,645	438
Taubman Centers Inc	23,921	408	Toys (0.51%)

		846	Hasbro Inc	24,256	608

Retail - Apparel & Shoe (0.46%)			Transport - Rail (0.47%)
Ltd Brands Inc	63,346	551	Norfolk Southern Corp	16,884	570

Retail - Auto Parts (0.22%)			Web Portals (0.20%)
AutoZone Inc (a)	1,603	261	Sohu.com Inc (a)	5,905	244

			TOTAL COMMON STOCKS	$ 116,564

Retail - Building Products (1.86%)
Home Depot Inc	62,856	1,481

		Schedule of Investments
		LargeCap Value Account
		March 31, 2009 (unaudited)

	Principal
	Amount	Value
	(000's)	(000's)

SHORT TERM INVESTMENTS (1.98%)
Commercial Paper (1.98%)
Investment in Joint Trading Account; BNP
Paribas Finance Inc
0.24%, 4/ 1/2009	$ 1,201 $	1,201
Investment in Joint Trading Account; Societe
Generale North America Inc
0.19%, 4/ 1/2009	1,167	1,167

		2,368

TOTAL SHORT TERM INVESTMENTS	$ 2,368

Total Investments	$ 118,932
Other Assets in Excess of Liabilities, Net - 0.80%		959

TOTAL NET ASSETS - 100.00%	$ 119,891

(a) Non-Income Producing Security
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $1,192 or 0.99% of net assets.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$ 8,218
Unrealized Depreciation		(37,884)

Net Unrealized Appreciation (Depreciation)		(29,666)
Cost for federal income tax purposes		148,598
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector		Percent

Consumer, Non-cyclical		22.90%
Financial		22.31%
Energy		16.72%
Communications		11.22%
Industrial		7.70%
Utilities		7.43%
Consumer, Cyclical		6.22%
Technology		2.37%
Basic Materials		2.33%
Other Assets in Excess of Liabilities, Net		0.80%

TOTAL NET ASSETS		100.00%

Other Assets Summary (unaudited)

Asset Type		Percent

Futures		1.99%

		Futures Contracts

					Current	Unrealized
				Original	Market	Appreciation/
Type		Buy/Sell	Contracts	Value	Value	(Depreciation)

S&P 500 eMini; June 2009		Buy	60	$ 2,339	$ 2,384	$ 45
All dollar amounts are shown in thousands (000's)

Schedule of Investments
LargeCap Value Account II
March 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (89.43%)			COMMON STOCKS (continued)
Aerospace & Defense (1.18%)			Electronic Components - Semiconductors (0.47%)
Northrop Grumman Corp	960 $	42	Intel Corp	1,100 $		17

Apparel Manufacturers (0.71%)			Enterprise Software & Services (0.74%)
VF Corp	440	25	Oracle Corp	1,450		26

Applications Software (0.92%)			Fiduciary Banks (1.22%)
Microsoft Corp	1,780	33	Bank of New York Mellon Corp/The	1,530		43

Beverages - Non-Alcoholic (2.57%)			Food - Miscellaneous/Diversified (0.80%)
Coca-Cola Co/The	1,350	59	Unilever NV	1,440		28
Pepsi Bottling Group Inc	1,430	32

		91	Food - Retail (0.79%)

			Kroger Co/The	1,320		28
Cable/Satellite TV (0.96%)
Comcast Corp - Class A	1,610	22	Forestry (0.55%)
Time Warner Cable Inc	486	12	Weyerhaeuser Co	710		20

		34

Chemicals - Diversified (1.88%)			Home Decoration Products (0.45%)
EI Du Pont de Nemours & Co	1,590	35	Newell Rubbermaid Inc	2,500		16
PPG Industries Inc	840	31	Independent Power Producer (0.49%)

		66	NRG Energy Inc (a)	980		17

Commercial Services - Finance (0.65%)
H&R Block Inc	1,270	23	Investment Management & Advisory Services (0.48%)
			Ameriprise Financial Inc	580		12
Computers (1.99%)			Legg Mason Inc	320		5

Hewlett-Packard Co	1,050	33				17

IBM Corp	380	37	Life & Health Insurance (0.47%)

		70	Torchmark Corp	630		17

Data Processing & Management (0.49%)
Fiserv Inc (a)	480	17	Machinery - Construction & Mining (0.61%)
			Caterpillar Inc	770		22
Diversified Banking Institutions (6.66%)
Bank of America Corp (b)	7,920	54	Medical - Biomedical/Gene (1.30%)
Goldman Sachs Group Inc/The	390	41	Amgen Inc (a)	930		46
JP Morgan Chase & Co	4,350	116
			Medical - Drugs (8.57%)
Morgan Stanley	1,090	25

			Abbott Laboratories	630		30
		236

			Eli Lilly & Co	1,280		43
Diversified Manufacturing Operations (5.25%)			Merck & Co Inc/NJ	2,040		55
Dover Corp	900	24	Pfizer Inc	7,950		108
General Electric Co	10,850	110	Wyeth	1,580		68

Ingersoll-Rand Co Ltd	1,340	18				304

Parker Hannifin Corp	580	20
			Medical Instruments (0.80%)
Tyco International Ltd (a)	740	14

			Medtronic Inc	960		28
		186

Electric - Integrated (2.90%)			Medical Laboratory & Testing Service (0.47%)
Exelon Corp	1,230	56	Quest Diagnostics Inc	350		17
PPL Corp	1,640	47

		103	Medical Products (2.88%)

			Johnson & Johnson	1,940		102

Schedule of Investments
LargeCap Value Account II
March 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Multi-Line Insurance (1.28%)			REITS - Hotels (0.21%)
Allstate Corp/The	1,690 $	32	Host Hotels & Resorts Inc	1,870 $	7
Loews Corp	590	13

		45	REITS - Regional Malls (0.30%)

			Simon Property Group Inc	310	11
Multimedia (1.87%)
Time Warner Inc	1,937	37	Retail - Apparel & Shoe (0.49%)
Viacom Inc (a)	1,660	29	Gap Inc/The	1,340	17

		66

Networking Products (0.66%)			Retail - Building Products (0.96%)
Cisco Systems Inc (a)	1,390	23	Home Depot Inc	1,440	34

Non-Hazardous Waste Disposal (0.53%)			Retail - Consumer Electronics (0.76%)
Waste Management Inc	730	19	Best Buy Co Inc	710	27

Office Automation & Equipment (0.66%)			Retail - Discount (1.44%)
Pitney Bowes Inc	660	15	Wal-Mart Stores Inc	980	51
Xerox Corp	1,730	8	Retail - Drug Store (0.94%)

		23	Walgreen Co	1,280	33

Office Supplies & Forms (0.30%)
Avery Dennison Corp	480	11	Retail - Office Supplies (0.73%)
			Staples Inc	1,430	26
Oil Company - Exploration & Production (1.36%)
Apache Corp	390	25	Retail - Regional Department Store (0.73%)
Devon Energy Corp	320	14	Kohl's Corp (a)	610	26
Occidental Petroleum Corp	160	9

			Retail - Restaurants (0.59%)
		48

			Darden Restaurants Inc	280	10
Oil Company - Integrated (14.48%)			Starbucks Corp (a)	1,010	11

Chevron Corp	2,280	153			21

ConocoPhillips	2,400	94
			Semiconductor Equipment (0.39%)
Exxon Mobil Corp	2,690	183
			Applied Materials Inc	1,290	14
Royal Dutch Shell PLC ADR	1,860	83

		513	Steel - Producers (0.46%)

Oil Field Machinery & Equipment (0.56%)			Nucor Corp	430	16
National Oilwell Varco Inc (a)	690	20
			Telecommunication Services (0.38%)
Paper & Related Products (0.13%)			Embarq Corp	360	14
International Paper Co	670	5
			Telephone - Integrated (6.24%)
Printing - Commercial (0.30%)			AT&T Inc (b)	5,580	140
RR Donnelley & Sons Co	1,430	10	Verizon Communications Inc	2,670	81

					221

Property & Casualty Insurance (1.19%)
			Television (0.32%)
Travelers Cos Inc/The	1,040	42
			CBS Corp	3,000	12
Regional Banks (2.62%)
			Tobacco (1.30%)
PNC Financial Services Group Inc	440	13
			Altria Group Inc	1,410	23
US Bancorp	1,610	24
			Lorillard Inc	380	23

Wells Fargo & Co	3,960	56

					46
		93

			TOTAL COMMON STOCKS	$ 3,168

		Schedule of Investments
	LargeCap Value Account II
		March 31, 2009 (unaudited)

Shares		Value
Held		(000's)

CONVERTIBLE PREFERRED STOCKS (0.10%)
Investment Management & Advisory Services (0.10%)
Legg Mason Inc	200 $	4

TOTAL CONVERTIBLE PREFERRED STOCKS	$ 4

Total Investments	$ 3,172
Other Assets in Excess of Liabilities, Net - 10.47%		371

TOTAL NET ASSETS - 100.00%	$ 3,543

(a) Non-Income Producing Security
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $57 or 1.61% of net assets.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$ 47
Unrealized Depreciation		(1,804)

Net Unrealized Appreciation (Depreciation)		(1,757)
Cost for federal income tax purposes		4,929
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector		Percent

Consumer, Non-cyclical		20.72%
Energy		16.40%
Financial		14.53%
Communications		10.44%
Consumer, Cyclical		7.79%
Industrial		7.57%
Technology		5.66%
Utilities		3.39%
Basic Materials		3.03%
Other Assets in Excess of Liabilities, Net		10.47%

TOTAL NET ASSETS		100.00%

Other Assets Summary (unaudited)

Asset Type		Percent

Futures		4.49%

		Futures Contracts

					Current	Unrealized
				Original	Market	Appreciation/
Type		Buy/Sell	Contracts	Value	Value	(Depreciation)

S&P 500 eMini; June 2009		Buy	4	$ 138	$ 159	$ 21
All dollar amounts are shown in thousands (000's)

Schedule of Investments
LargeCap Value Account III
March 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (95.56%)			COMMON STOCKS (continued)
Aerospace & Defense (0.73%)			Commercial Services - Finance (continued)
Northrop Grumman Corp	8,900 $	388	Mastercard Inc	4,100 $	687

Raytheon Co	19,300	752			1,358

		1,140	Computer Services (0.22%)

Aerospace & Defense Equipment (0.42%)			Accenture Ltd	12,300	338
United Technologies Corp	15,300	658
			Computers (0.23%)
Agricultural Operations (2.30%)			IBM Corp	3,700	358
Archer-Daniels-Midland Co	75,600	2,100
Bunge Ltd	26,300	1,490	Computers - Memory Devices (1.14%)

		3,590	EMC Corp/Massachusetts (a)	29,100	332

			Western Digital Corp (a)	74,700	1,444

Airlines (0.23%)					1,776

UAL Corp (a)	79,900	358
			Containers - Metal & Glass (0.34%)
Apparel Manufacturers (0.13%)			Owens-Illinois Inc (a)	37,200	537
Jones Apparel Group Inc	48,000	203
			Containers - Paper & Plastic (0.27%)
Applications Software (0.23%)			Sonoco Products Co	20,000	420
Microsoft Corp	19,500	358
			Cosmetics & Toiletries (2.11%)
Athletic Footwear (0.23%)			Colgate-Palmolive Co	11,600	684
NIKE Inc	7,700	361	Procter & Gamble Co	55,608	2,619

					3,303

Auto - Car & Light Trucks (0.39%)
Toyota Motor Corp ADR	9,700	614	Diversified Banking Institutions (7.10%)
			Deutsche Bank AG	42,300	1,720
Auto/Truck Parts & Equipment - Original (0.55%)			Goldman Sachs Group Inc/The	27,900	2,958
Autoliv Inc	26,800	498	JP Morgan Chase & Co	180,300	4,792
Magna International Inc	13,500	361	Morgan Stanley	72,200	1,644

		859			11,114

Beverages - Non-Alcoholic (1.08%)			Diversified Manufacturing Operations (1.80%)
Coca-Cola Enterprises Inc	85,300	1,125	Cooper Industries Ltd	14,800	383
Pepsi Bottling Group Inc	25,600	567	Crane Co	10,700	181

		1,692	General Electric Co	156,200	1,579

			ITT Corp	17,600	677

Beverages - Wine & Spirits (0.40%)
					2,820

Constellation Brands Inc (a)	53,100	632
			Electric - Integrated (3.05%)
Cable/Satellite TV (0.72%)			American Electric Power Co Inc	36,200	914
Comcast Corp - Class A	36,500	498	CMS Energy Corp	15,400	182
Time Warner Cable Inc	25,636	636	Consolidated Edison Inc	8,500	337

		1,134	Dominion Resources Inc/VA	51,800	1,605

Cellular Telecommunications (0.14%)			Exelon Corp	15,000	681
Vodafone Group PLC ADR	12,419	216	FPL Group Inc	6,900	350
			PG&E Corp	17,500	669
Chemicals - Specialty (0.33%)			Wisconsin Energy Corp	840	35

Eastman Chemical Co	19,400	520			4,773

Commercial Services - Finance (0.87%)			Electronic Components - Miscellaneous (0.34%)
Automatic Data Processing Inc	19,100	671	Sanmina-SCI Corp (a)	3,200	1
			Tyco Electronics Ltd	47,000	519

Schedule of Investments
LargeCap Value Account III
March 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Electronic Components - Miscellaneous			Medical - Biomedical/Gene (1.95%)
(continued)			Amgen Inc (a)	61,600 $	3,050
Vishay Intertechnology Inc (a)	3,100 $	11

		531	Medical - Drugs (9.87%)

Electronic Components - Semiconductors (0.24%)			Bristol-Myers Squibb Co	55,700	1,221
Nvidia Corp (a)	38,600	381	Eli Lilly & Co	44,800	1,497
			GlaxoSmithKline PLC ADR	20,500	637
Enterprise Software & Services (0.23%)			Merck & Co Inc/NJ	142,400	3,809
Oracle Corp	19,900	360	Pfizer Inc	287,100	3,910
			Sanofi-Aventis SA ADR	34,700	969
Food - Canned (0.11%)			Schering-Plough Corp	54,100	1,274
Del Monte Foods Co	23,200	169	Wyeth	49,300	2,122

					15,439

Food - Confectionery (0.03%)
JM Smucker Co/The	1,457	54	Medical - Wholesale Drug Distribution (0.88%)
			Cardinal Health Inc	43,900	1,382
Food - Meat Products (0.56%)
Tyson Foods Inc	93,500	878	Medical Products (3.73%)
			Becton Dickinson and Co	10,200	686
Food - Miscellaneous/Diversified (1.73%)			Covidien Ltd	36,100	1,200
ConAgra Foods Inc	25,800	435	Johnson & Johnson	75,000	3,945

General Mills Inc	13,000	649			5,831

Kraft Foods Inc	51,100	1,139
			Multi-Line Insurance (3.91%)
Sara Lee Corp	60,500	489

			ACE Ltd	38,400	1,551
		2,712

			Allstate Corp/The	84,700	1,622
Food - Retail (1.09%)			Genworth Financial Inc	57,300	109
Kroger Co/The	28,600	607	Hartford Financial Services Group Inc	62,400	490
Safeway Inc	45,100	911	MetLife Inc	88,083	2,006
SUPERVALU Inc	13,600	194	XL Capital Ltd	62,000	338

		1,712			6,116

Gas - Distribution (0.19%)			Multimedia (2.91%)
Atmos Energy Corp	6,700	155	News Corp	263,700	1,746
NiSource Inc	13,800	135	Time Warner Inc	102,133	1,971

		290	Viacom Inc (a)	40,900	711

Hotels & Motels (0.02%)			Walt Disney Co/The	6,700	121

Wyndham Worldwide Corp	7,300	31			4,549

			Networking Products (0.22%)
Independent Power Producer (0.15%)			Cisco Systems Inc (a)	20,600	345
Reliant Energy Inc (a)	72,600	232
			Oil Company - Exploration & Production (3.89%)
Instruments - Scientific (0.45%)			Anadarko Petroleum Corp	8,200	319
Thermo Fisher Scientific Inc (a)	19,600	699	Apache Corp	22,000	1,410
Internet Security (0.89%)			Devon Energy Corp	43,000	1,922
Symantec Corp (a)	93,700	1,400	EOG Resources Inc	12,500	684
			Occidental Petroleum Corp	31,500	1,753

Life & Health Insurance (1.01%)					6,088

Lincoln National Corp	83,400	558	Oil Company - Integrated (13.37%)
Prudential Financial Inc	26,200	498	BP PLC ADR	16,300	654
Unum Group	41,400	518	Chevron Corp	87,500	5,883

		1,574	ConocoPhillips	74,000	2,898

Schedule of Investments
LargeCap Value Account III
March 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Oil Company - Integrated (continued)			Retail - Regional Department Store (0.35%)
Exxon Mobil Corp	133,100 $	9,064	Macy's Inc	60,900 $	542
Murphy Oil Corp	9,000	403
Royal Dutch Shell PLC ADR	28,900	1,280	Retail - Restaurants (0.45%)
Total SA ADR	15,100	741	McDonald's Corp	12,900	704

		20,923

			Taiwan, Province Of China (0.65%)
Oil Refining & Marketing (0.12%)			AU Optronics Corp ADR	120,400	1,010
Sunoco Inc	7,100	188
			Telecommunication Equipment - Fiber Optics (0.45%)
Property & Casualty Insurance (1.69%)			Corning Inc	53,600	711
Fidelity National Financial Inc	19,300	376
Travelers Cos Inc/The	55,700	2,264	Telephone - Integrated (6.39%)

		2,640	AT&T Inc	235,100	5,925

			Sprint Nextel Corp (a)	440,400	1,572
Publishing - Newspapers (0.12%)
Gannett Co Inc	85,500	188	Telefonica SA ADR	6,000	358
			Verizon Communications Inc	70,700	2,135

Regional Banks (1.37%)					9,990

Capital One Financial Corp	12,400	152	Television (0.42%)
PNC Financial Services Group Inc	24,000	703	CBS Corp	170,700	655
SunTrust Banks Inc	10,200	120
US Bancorp	33,800	494	Tobacco (1.39%)
Wells Fargo & Co	47,100	670	Altria Group Inc	37,100	594

		2,139	Lorillard Inc	2,900	179

			Philip Morris International Inc	18,100	644
Reinsurance (0.59%)
Everest Re Group Ltd	4,100	290	Reynolds American Inc	21,200	760

PartnerRe Ltd	10,200	633			2,177

		923	Transport - Rail (0.45%)

			Union Pacific Corp	17,000	699
Retail - Apparel & Shoe (0.98%)
Foot Locker Inc	32,800	344	Wireless Equipment (2.58%)
Gap Inc/The	52,000	676	Motorola Inc	352,300	1,490
Ltd Brands Inc	59,935	521	Nokia OYJ ADR	159,800	1,865

		1,541	Telefonaktiebolaget LM Ericsson ADR	85,000	688

Retail - Automobile (0.33%)					4,043

AutoNation Inc (a)	37,100	515	TOTAL COMMON STOCKS	$ 149,489

Retail - Building Products (2.22%)				Principal
Home Depot Inc	105,400	2,483		Amount	Value

Lowe's Cos Inc	54,300	991		(000's)	(000's)

		3,474	REPURCHASE AGREEMENTS (2.57%)

			Diversified Banking Institutions (0.66%)
Retail - Discount (0.71%)			Investment in Joint Trading Account;
Wal-Mart Stores Inc	21,200	1,104	Morgan Stanley Repurchase Agreement;
			0.19%; dated 3/31/2009 maturing
Retail - Drug Store (0.47%)			4/01/2009 (collateralized by Sovereign
CVS Caremark Corp	26,600	731	Agency Issues; $1,061,000; 0.00%; dated
			03/09/2011)	$ 1,041 $	1,041
Retail - Major Department Store (1.05%)
JC Penney Co Inc	36,100	724
TJX Cos Inc	35,600	913

		1,637

		Schedule of Investments
	LargeCap Value Account III
		March 31, 2009 (unaudited)

	Principal
	Amount	Value
	(000's)	(000's)

REPURCHASE AGREEMENTS (continued)
Money Center Banks (1.91%)
Investment in Joint Trading Account; Bank
of America Repurchase Agreement; 0.12%
dated 3/31/2009 maturing 4/01/2009
(collateralized by Sovereign Agency
Issues; $2,123,000; 1.625% - 5.00%; dated
04/26/11 - 05/11/17)	$ 2,081 $	2,081
Investment in Joint Trading Account;
Deutsche Bank Repurchase Agreement;
0.19%; dated 3/31/2009 maturing
4/01/2009 (collateralized by Sovereign
Agency Issues; $929,000; 2.265% -
5.90%; dated 04/14/09 - 08/14/18)	910	910

		2,991

TOTAL REPURCHASE AGREEMENTS	$ 4,032

Total Investments	$ 153,521
Other Assets in Excess of Liabilities, Net - 1.87%		2,918

TOTAL NET ASSETS - 100.00%	$ 156,439

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$ 5,943
Unrealized Depreciation		(59,731)

Net Unrealized Appreciation (Depreciation)		(53,788)
Cost for federal income tax purposes		207,309
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector		Percent

Consumer, Non-cyclical		27.99%
Financial		18.24%
Energy		17.39%
Communications		14.85%
Consumer, Cyclical		8.23%
Industrial		5.44%
Utilities		3.38%
Technology		2.28%
Basic Materials		0.33%
Other Assets in Excess of Liabilities, Net		1.87%

TOTAL NET ASSETS		100.00%

Schedule of Investments
MidCap Blend Account
March 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (92.45%)			COMMON STOCKS (continued)
Advertising Sales (0.19%)			Diversified Manufacturing Operations (0.55%)
Lamar Advertising Co (a)	46,674 $	455	Tyco International Ltd (a)	66,284 $	1,296

Aerospace & Defense Equipment (1.68%)			Diversified Operations (1.08%)
Alliant Techsystems Inc (a)	58,806	3,939	Onex Corp (a)	207,171	2,544

Applications Software (2.03%)			E-Commerce - Services (0.21%)
Intuit Inc (a)	48,423	1,307	Liberty Media Corp - Interactive (a)	167,763	486
Microsoft Corp	188,014	3,454

		4,761	Electric - Generation (0.83%)

			AES Corp/The (a)	336,655	1,956

			Electric - Integrated (4.57%)
			Allegheny Energy Inc	134,497	3,116
Broadcasting Services & Programming (5.18%)			Ameren Corp	60,433	1,402
Discovery Communications Inc - A Shares (a)	202,919	3,268	Constellation Energy Group Inc	227,723	4,705
Discovery Communications Inc - C Shares (a)	203,980	2,973	SCANA Corp	48,441	1,496
Liberty Global Inc - A Shares (a)	130,221	1,896
Liberty Global Inc - B Shares (a)	168,446	2,380			10,719
Liberty Media Corp - Capital Series A (a)	231,845	1,618

		12,135	Electric - Transmission (0.08%)

			Brookfield Infrastructure Partners LP	13,417	177

Building & Construction Products -			Electronic Components - Miscellaneous (0.72%)
Miscellaneous (0.00%)			Gentex Corp	168,443	1,678
USG Corp (a)	100	1
			Electronic Components - Semiconductors (0.05%)
Cable/Satellite TV (1.48%)
			Microchip Technology Inc	5,776	122
DISH Network Corp (a)	311,574	3,462
			Energy - Alternate Sources (2.18%)
Casino Services (0.00%)
			Covanta Holding Corp (a)	391,328	5,122
International Game Technology	1,056	10
			Food - Wholesale & Distribution (1.53%)
Commercial Services (2.83%)
			Sysco Corp	157,144	3,583
Iron Mountain Inc (a)	298,962	6,628
			Forestry (0.53%)
Commercial Services - Finance (2.57%)
			Weyerhaeuser Co	45,174	1,245
Automatic Data Processing Inc	27,499	967
Lender Processing Services Inc	76,701	2,348	Gas - Distribution (0.68%)
Paychex Inc	15,732	404	National Fuel Gas Co	51,723	1,586
Western Union Co/The	182,831	2,298

		6,017	Gold Mining (5.32%)

Consulting Services (2.38%)			Franco-Nevada Corp	192,038	4,146
SAIC Inc (a)	299,184	5,586	Newmont Mining Corp	186,299	8,339

					12,485

Data Processing & Management (1.78%)			Independent Power Producer (1.02%)
Broadridge Financial Solutions Inc	72,911	1,357	Calpine Corp (a)	350,101	2,384
Fidelity National Information Services Inc	154,236	2,807	Dynegy Inc (a)	3	-

		4,164			2,384

Dental Supplies & Equipment (0.89%)			Insurance Brokers (2.91%)
DENTSPLY International Inc	78,127	2,098	Aon Corp	57,746	2,357
			Brown & Brown Inc	135,881	2,570

Schedule of Investments
MidCap Blend Account
March 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Insurance Brokers (continued)			Oil Company - Exploration & Production
Marsh & McLennan Cos Inc	93,254 $	1,888	(continued)

		6,815	XTO Energy Inc	6,584 $	201

Investment Companies (0.16%)					20,336
RHJ International (a)	107,115	375
Investment Management & Advisory Services (0.49%)
Ameriprise Financial Inc	55,600	1,139	Pipelines (2.85%)
Legg Mason Inc	8	-	Spectra Energy Corp	249,099	3,522

		1,139	Williams Cos Inc	277,588	3,159

					6,681

Linen Supply & Related Items (3.84%)
Cintas Corp	363,957	8,997	Property & Casualty Insurance (3.94%)
			Fidelity National Financial Inc	5,004	98
Medical - Drugs (2.14%)			Markel Corp (a)	16,491	4,681
Valeant Pharmaceuticals International (a)	282,328	5,023	Mercury General Corp	105,011	3,119
			White Mountains Insurance Group Ltd	7,867	1,352

Medical - HMO (1.18%)					9,250

Coventry Health Care Inc (a)	213,426	2,762
			Publishing - Newspapers (1.70%)
Medical - Outpatient & Home Medical Care (1.56%)			Washington Post Co/The	11,163	3,986
Lincare Holdings Inc (a)	168,070	3,664
			Real Estate Operator & Developer (1.04%)
Medical Instruments (2.45%)			Brookfield Asset Management Inc	135,695	1,870
St Jude Medical Inc (a)	158,385	5,754	Forest City Enterprises Inc	154,968	558

					2,428

Medical Laboratory & Testing Service (2.90%)			Reinsurance (2.31%)
Laboratory Corp of America Holdings (a)	116,275	6,801	Everest Re Group Ltd	76,636	5,426

Medical Products (1.49%)			Retail - Auto Parts (3.47%)
Covidien Ltd	105,355	3,502	O'Reilly Automotive Inc (a)	232,368	8,135

Motion Pictures & Services (0.22%)			Retail - Automobile (0.08%)
Ascent Media Corp (a)	20,982	524	Copart Inc (a)	6,426	191

Multi-Line Insurance (1.97%)			Retail - Major Department Store (0.21%)
Loews Corp	209,080	4,621	TJX Cos Inc	19,461	499

Multimedia (2.68%)			Retail - Restaurants (0.04%)
Liberty Media Corp - Entertainment (a)	314,871	6,282	Yum! Brands Inc	3,783	104

Oil - Field Services (0.30%)			Satellite Telecommunications (0.65%)
Weatherford International Ltd (a)	62,842	696	EchoStar Holding Corp (a)	102,095	1,514

Oil & Gas Drilling (0.97%)			Telephone - Integrated (1.20%)
Nabors Industries Ltd (a)	227,522	2,273	Telephone & Data Systems Inc	119,097	2,817

Oil Company - Exploration & Production (8.67%)			Textile - Home Furnishings (0.26%)
Cimarex Energy Co	146,244	2,688	Mohawk Industries Inc (a)	20,012	598
Encore Acquisition Co (a)	209,579	4,877
EOG Resources Inc	56,006	3,067	Transport - Truck (0.19%)
EQT CORP	132,176	4,141	Heartland Express Inc	29,747	441
Newfield Exploration Co (a)	26,252	596
Questar Corp	138,927	4,089	Wireless Equipment (0.22%)
Rosetta Resources Inc (a)	136,824	677	American Tower Corp (a)	17,290	526

			TOTAL COMMON STOCKS	$ 216,799

Schedule of Investments
MidCap Blend Account
March 31, 2009 (unaudited)

			Portfolio Summary (unaudited)

	Principal
			Sector	Percent

	Amount	Value
	(000's)	(000's)	Consumer, Non-cyclical	21.93%

			Financial	19.79%
SHORT TERM INVESTMENTS (2.25%)			Energy	14.97%
Commercial Paper (2.25%)			Communications	13.50%
Investment in Joint Trading Account; BNP			Consumer, Cyclical	8.13%
Paribas Finance Inc			Utilities	7.17%
0.24%, 4/ 1/2009	$ 2,641 $	2,641	Basic Materials	5.85%
			Technology	3.86%
Investment in Joint Trading Account; Societe			Industrial	3.14%
Generale North America Inc			Diversified	1.08%
0.19%, 4/ 1/2009	2,642	2,642	Other Assets in Excess of Liabilities, Net	0.58%

		5,283	TOTAL NET ASSETS	100.00%

TOTAL SHORT TERM INVESTMENTS		$ 5,283

REPURCHASE AGREEMENTS (4.72%)
Diversified Banking Institutions (1.22%)
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.19%; dated 3/31/2009 maturing
4/01/2009 (collateralized by Sovereign
Agency Issues; $2,913,000; 0.00%; dated
03/09/2011)	$ 2,855 $	2,855

Money Center Banks (3.50%)
Investment in Joint Trading Account; Bank
of America Repurchase Agreement; 0.12%
dated 3/31/2009 maturing 4/01/2009
(collateralized by Sovereign Agency
Issues; $5,825,000; 1.625% - 5.00%; dated
04/26/11 - 05/11/17)	5,711	5,711
Investment in Joint Trading Account;
Deutsche Bank Repurchase Agreement;
0.19%; dated 3/31/2009 maturing
4/01/2009 (collateralized by Sovereign
Agency Issues; $2,549,000; 2.265% -
5.90%; dated 04/14/09 - 08/14/18)	2,499	2,499

		8,210

TOTAL REPURCHASE AGREEMENTS		$ 11,065

Total Investments		$ 233,147
Other Assets in Excess of Liabilities, Net - 0.58%		1,351

TOTAL NET ASSETS - 100.00%		$ 234,498

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation		$ 12,061
Unrealized Depreciation		(109,144)

Net Unrealized Appreciation (Depreciation)		(97,083)
Cost for federal income tax purposes		330,230
All dollar amounts are shown in thousands (000's)

Schedule of Investments
MidCap Growth Account I
March 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (99.16%)			COMMON STOCKS (continued)
Aerospace & Defense Equipment (0.78%)			Commercial Services - Finance (continued)
Goodrich Corp	7,425 $	281	Western Union Co/The	7,425 $	93

					817

Agricultural Chemicals (0.61%)
CF Industries Holdings Inc	3,100	220	Computer Aided Design (0.49%)
			ANSYS Inc (a)	7,100	178
Apparel Manufacturers (1.71%)
Coach Inc	17,050	285	Computer Services (0.49%)
Polo Ralph Lauren Corp	5,200	220	Cognizant Technology Solutions Corp (a)	8,450	176
VF Corp	1,950	111	Computer Software (1.02%)

		616	Metavante Technologies Inc (a)	18,500	369

Applications Software (0.39%)
Salesforce.com Inc (a)	4,250	139	Computers - Integrated Systems (0.91%)
			NCR Corp (a)	18,975	151
Beverages - Non-Alcoholic (1.59%)			Teradata Corp (a)	11,050	179

Coca-Cola Enterprises Inc	20,800	274			330

Hansen Natural Corp (a)	8,300	299	Computers - Memory Devices (1.06%)

		573	NetApp Inc (a)	18,875	280

Beverages - Wine & Spirits (0.38%)			Western Digital Corp (a)	5,300	103

Brown-Forman Corp	3,550	138			383

Building - Residential & Commercial (0.47%)			Computers - Peripheral Equipment (0.51%)
NVR Inc (a)	400	171	Lexmark International Inc (a)	10,950	185

Cable/Satellite TV (0.59%)			Consulting Services (2.01%)
DISH Network Corp (a)	19,125	212	SAIC Inc (a)	20,875	390
			Watson Wyatt Worldwide Inc	6,825	337

Cellular Telecommunications (0.19%)					727

NII Holdings Inc (a)	4,625	69	Cosmetics & Toiletries (0.98%)
			Avon Products Inc	18,400	354
Chemicals - Diversified (0.38%)
FMC Corp	3,150	136	Data Processing & Management (0.80%)
			Dun & Bradstreet Corp	3,750	289
Chemicals - Plastics (0.72%)
Schulman A Inc	19,275	261	Dental Supplies & Equipment (0.38%)
			Patterson Cos Inc (a)	7,175	135
Chemicals - Specialty (0.85%)
Sigma-Aldrich Corp	3,025	114	Diversified Manufacturing Operations (2.97%)
Terra Industries Inc	6,875	193	Brink's Co/The	11,450	303

		307	Cooper Industries Ltd	3,875	100

Coatings & Paint (0.41%)			Harsco Corp	5,900	131
Sherwin-Williams Co/The	2,850	148	ITT Corp	6,350	245
			Parker Hannifin Corp	4,300	146
Commercial Services (0.81%)			SPX Corp	3,175	149

Alliance Data Systems Corp (a)	3,800	140			1,074

Weight Watchers International Inc	8,175	152

			E-Commerce - Services (0.62%)
		292	Priceline.com Inc (a)	2,825	223

Commercial Services - Finance (2.26%)
H&R Block Inc	24,125	439	Electric - Integrated (1.22%)
Lender Processing Services Inc	1,250	38	Alliant Energy Corp	4,550	112
Total System Services Inc	17,850	247

Schedule of Investments
MidCap Growth Account I
March 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Electric - Integrated (continued)			Food - Miscellaneous/Diversified (0.54%)
Edison International	11,400 $	329	ConAgra Foods Inc	11,600 $		196

		441

			Gas - Distribution (2.19%)
Electric Products - Miscellaneous (1.07%)			Laclede Group Inc/The	5,375		210
Molex Inc	28,200	387	Sempra Energy	12,550		580

Electronic Components - Miscellaneous (0.38%)						790

Garmin Ltd	6,400	136	Hospital Beds & Equipment (0.25%)
			Kinetic Concepts Inc (a)	4,225		89
Electronic Components - Semiconductors (3.32%)
Broadcom Corp (a)	18,850	377	Hotels & Motels (0.97%)
Intersil Corp	11,100	128	Choice Hotels International Inc	13,575		351
MEMC Electronic Materials Inc (a)	7,325	121
Microchip Technology Inc	13,025	276	Human Resources (0.28%)
National Semiconductor Corp	8,525	87	Robert Half International Inc	5,700		102
Nvidia Corp (a)	21,450	211

			Industrial Audio & Video Products (0.70%)
		1,200

			Dolby Laboratories Inc (a)	7,450		254
Electronic Measurement Instruments (0.83%)
Agilent Technologies Inc (a)	14,325	220	Industrial Gases (0.93%)
Trimble Navigation Ltd (a)	5,250	80	Airgas Inc	9,925		336

		300

			Instruments - Controls (0.36%)
Electronic Parts Distribution (0.33%)			Mettler-Toledo International Inc (a)	2,500		128
Arrow Electronics Inc (a)	6,175	118
			Instruments - Scientific (0.65%)
Electronics - Military (0.86%)			Waters Corp (a)	6,350		235
L-3 Communications Holdings Inc	4,600	312
			Internet Infrastructure Software (0.56%)
Engineering - Research & Development Services (2.26%)			Akamai Technologies Inc (a)	10,425		202
EMCOR Group Inc (a)	11,250	193
Fluor Corp	11,800	408	Internet Security (1.18%)
Jacobs Engineering Group Inc (a)	5,550	214	McAfee Inc (a)	12,700		425

		815

			Investment Management & Advisory Services (1.04%)
Engines - Internal Combustion (0.74%)			Federated Investors Inc	9,550		213
Cummins Inc	10,550	268
			Waddell & Reed Financial Inc	9,050		163

Enterprise Software & Services (2.46%)						376

BMC Software Inc (a)	7,425	245	Life & Health Insurance (1.13%)
CA Inc	17,450	307	Aflac Inc	21,100		408
Sybase Inc (a)	11,050	335

		887	Machinery - Farm (0.15%)

			AGCO Corp (a)	2,675		52
Entertainment Software (0.38%)
Activision Blizzard Inc (a)	13,050	136	Machinery - General Industry (0.20%)
			Robbins & Myers Inc	4,700		71
Finance - Investment Banker & Broker (1.77%)
Greenhill & Co Inc	2,200	162	Machinery - Pumps (0.47%)
Lazard Ltd	9,375	276	Flowserve Corp	3,000		168
TD Ameritrade Holding Corp (a)	14,475	200

		638	Medical - Biomedical/Gene (1.10%)

			Life Technologies Corp (a)	12,215		397

Schedule of Investments
MidCap Growth Account I
March 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical - Drugs (2.78%)			Oil Refining & Marketing (continued)
Allergan Inc/United States	3,050 $	146	Sunoco Inc	7,675 $	203
Endo Pharmaceuticals Holdings Inc (a)	16,750	296	Valero Energy Corp	18,200	326

Forest Laboratories Inc (a)	17,850	392			594

King Pharmaceuticals Inc (a)	23,775	168	Pharmacy Services (0.26%)

		1,002	Express Scripts Inc (a)	2,000	92

Medical - HMO (2.31%)
CIGNA Corp	20,525	361	Quarrying (0.43%)
Coventry Health Care Inc (a)	9,625	125	Compass Minerals International Inc	2,775	156
Health Net Inc (a)	3,250	47
			Recreational Vehicles (0.21%)
Humana Inc (a)	11,600	302

			Polaris Industries Inc	3,575	77
		835

Medical Instruments (1.87%)			REITS - Office Property (0.24%)
Intuitive Surgical Inc (a)	1,250	119	Boston Properties Inc	2,500	88
St Jude Medical Inc (a)	15,300	556

		675	Rental - Auto & Equipment (0.37%)

			Rent-A-Center Inc/TX (a)	6,950	135
Medical Laboratory & Testing Service (0.71%)
Laboratory Corp of America Holdings (a)	4,400	257	Retail - Apparel & Shoe (2.78%)
			Aeropostale Inc (a)	10,450	278
Medical Products (0.80%)			Buckle Inc/The	6,975	223
Henry Schein Inc (a)	7,175	287	Gap Inc/The	12,175	158
			Ross Stores Inc	9,650	346

Metal - Iron (0.14%)
Cliffs Natural Resources Inc	2,825	51			1,005

			Retail - Auto Parts (1.94%)
Metal Processors & Fabrication (1.32%)			AutoZone Inc (a)	4,300	699
Precision Castparts Corp	4,800	288
Timken Co	13,500	188	Retail - Automobile (0.81%)

		476	Copart Inc (a)	9,900	294

Office Automation & Equipment (0.19%)			Retail - Catalog Shopping (0.34%)
Xerox Corp	14,950	68	MSC Industrial Direct Co	3,925	122

Oil & Gas Drilling (2.51%)			Retail - Discount (2.64%)
ENSCO International Inc	11,200	296	BJ's Wholesale Club Inc (a)	5,975	191
Noble Corp	14,300	344	Dollar Tree Inc (a)	5,700	254
Patterson-UTI Energy Inc	10,150	91	Family Dollar Stores Inc	15,225	508

Unit Corp (a)	8,325	174			953

		905

			Retail - Major Department Store (0.97%)
Oil Company - Exploration & Production (2.98%)			TJX Cos Inc	13,600	349
Cimarex Energy Co	12,250	225
Nexen Inc	21,000	356	Retail - Restaurants (1.67%)
Noble Energy Inc	6,825	368	Yum! Brands Inc	21,950	603
Southwestern Energy Co (a)	4,300	128

		1,077	Savings & Loans - Thrifts (0.22%)

			Hudson City Bancorp Inc	6,725	79
Oil Company - Integrated (1.22%)
Murphy Oil Corp	9,850	441	Schools (2.52%)
			Apollo Group Inc (a)	7,725	605
Oil Refining & Marketing (1.64%)			ITT Educational Services Inc (a)	2,500	304

Frontier Oil Corp	5,050	65
					909

Schedule of Investments
MidCap Growth Account I
March 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Semiconductor Component - Integrated Circuits (2.25%)			Wireless Equipment (0.98%)
Analog Devices Inc	10,425 $	201	American Tower Corp (a)	11,600 $	353

Emulex Corp (a)	9,825	49	TOTAL COMMON STOCKS	$ 35,796

Integrated Device Technology Inc (a)	25,825	118	Total Investments	$ 35,796
Linear Technology Corp	19,375	445	Other Assets in Excess of Liabilities, Net - 0.84%		305

		813

			TOTAL NET ASSETS - 100.00%	$ 36,101

Semiconductor Equipment (0.91%)
Kla-Tencor Corp	6,550	131
Lam Research Corp (a)	8,600	196	(a) Non-Income Producing Security

		327

			Unrealized Appreciation (Depreciation)
Steel - Producers (0.62%)			The net federal income tax unrealized appreciation (depreciation) and federal tax cost
Carpenter Technology Corp	5,450	77	of investments held by the account as of the period end were as follows:
Nucor Corp	3,875	148

		225	Unrealized Appreciation	$ 1,493

			Unrealized Depreciation		(18,532)

Steel - Specialty (0.32%)
			Net Unrealized Appreciation (Depreciation)		(17,039)
Allegheny Technologies Inc	5,200	114
			Cost for federal income tax purposes		52,835
Telecommunication Services (0.41%)			All dollar amounts are shown in thousands (000's)
NeuStar Inc (a)	8,875	149
				Portfolio Summary (unaudited)

Telephone - Integrated (0.78%)			Sector		Percent

Windstream Corp	35,150	283	Consumer, Non-cyclical		23.75%
			Industrial		16.87%
Therapeutics (0.89%)			Consumer, Cyclical		16.20%
			Technology		15.18%
Warner Chilcott Ltd (a)	30,475	321	Energy		8.35%
			Communications		5.58%
Tobacco (0.39%)			Basic Materials		5.42%
Reynolds American Inc	3,925	141	Financial		4.40%
			Utilities		3.41%

Toys (1.69%)			Other Assets in Excess of Liabilities, Net		0.84%

Hasbro Inc	15,350	385	TOTAL NET ASSETS		100.00%

Marvel Entertainment Inc (a)	8,525	226

		611

Transport - Marine (1.41%)
Kirby Corp (a)	9,425	251
Tidewater Inc	6,925	257

		508

Transport - Services (0.56%)
Ryder System Inc	7,200	204

Transport - Truck (0.83%)
Arkansas Best Corp	15,750	300

Vitamins & Nutrition Products (0.28%)
Herbalife Ltd	6,675	100

Web Portals (0.27%)
Sohu.com Inc (a)	2,350	97

Schedule of Investments
MidCap Stock Account
March 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (95.08%)			COMMON STOCKS (continued)
Aerospace & Defense (1.59%)			Electric - Integrated (continued)
Spirit Aerosystems Holdings Inc (a)	72,200 $	720	Wisconsin Energy Corp	33,900 $	1,396

					3,944

Airlines (1.47%)
AMR Corp (a)	65,700	210	Electronic Components - Semiconductors (3.19%)
Continental Airlines Inc (a)	51,700	455	Microchip Technology Inc	68,150	1,444

		665	Electronic Parts Distribution (2.76%)

Auto - Medium & Heavy Duty Trucks (1.55%)			Arrow Electronics Inc (a)	65,600	1,250
Paccar Inc	27,200	701
			Engineering - Research & Development Services (1.56%)
Auto/Truck Parts & Equipment - Original (2.23%)			Jacobs Engineering Group Inc (a)	18,300	708
Magna International Inc	37,800	1,011
			Enterprise Software & Services (3.07%)
Chemicals - Specialty (2.77%)			BMC Software Inc (a)	42,066	1,388
Cabot Corp	42,400	446
Lubrizol Corp	23,800	809	Food - Dairy Products (0.75%)

		1,255	Dean Foods Co (a)	18,902	342

Coatings & Paint (2.47%)			Machinery Tools & Related Products (2.81%)
Valspar Corp	56,100	1,120	Lincoln Electric Holdings Inc	40,200	1,274

Commercial Banks (2.32%)			Medical - Generic Drugs (0.33%)
Cullen/Frost Bankers Inc	2,050	96	Mylan Inc/PA (a)	11,225	151
TCF Financial Corp	80,949	952

		1,048	Medical - Hospitals (3.07%)

			Universal Health Services Inc	36,200	1,388
Commercial Services (1.89%)
Weight Watchers International Inc	46,100	855	Medical - Wholesale Drug Distribution (0.57%)
			AmerisourceBergen Corp	7,900	258
Commercial Services - Finance (2.89%)
Lender Processing Services Inc	42,699	1,307	Medical Information Systems (1.79%)
			IMS Health Inc	64,902	809
Computers - Integrated Systems (0.64%)
Diebold Inc	13,500	288	Medical Instruments (2.33%)
			Edwards Lifesciences Corp (a)	17,400	1,055
Computers - Memory Devices (1.79%)
NetApp Inc (a)	54,700	812	Medical Laboratory & Testing Service (2.16%)
			Covance Inc (a)	27,400	976
Cosmetics & Toiletries (2.28%)
Estee Lauder Cos Inc/The	41,900	1,033	Multi-Line Insurance (3.06%)
			HCC Insurance Holdings Inc	54,911	1,383
Data Processing & Management (2.13%)
Fidelity National Information Services Inc	52,953	964	Non-Hazardous Waste Disposal (2.11%)
			Republic Services Inc	55,625	954
Diversified Manufacturing Operations (2.49%)
Teleflex Inc	28,843	1,127	Oil & Gas Drilling (1.38%)
			Nabors Industries Ltd (a)	62,587	625
E-Commerce - Services (0.28%)
NetFlix Inc (a)	2,900	124	Oil Company - Exploration & Production (1.21%)
			Cimarex Energy Co	29,700	546
Electric - Integrated (8.71%)
DTE Energy Co	42,200	1,169	Oil Refining & Marketing (1.73%)
Northeast Utilities	63,900	1,379	Frontier Oil Corp	61,338	785

Schedule of Investments
MidCap Stock Account
March 31, 2009 (unaudited)

				Principal
	Shares	Value		Amount	Value
	Held	(000's)		(000's)	(000's)

COMMON STOCKS (continued)			REPURCHASE AGREEMENTS (continued)
Property & Casualty Insurance (3.65%)			Money Center Banks (continued)
Fidelity National Financial Inc	84,726 $	1,653	Investment in Joint Trading Account;
			Deutsche Bank Repurchase Agreement;
Reinsurance (1.58%)			0.19%; dated 3/31/2009 maturing
Max Capital Group Ltd	41,523	716	4/01/2009 (collateralized by Sovereign
			Agency Issues; $454,000; 2.265% -
			5.90%; dated 04/14/09 - 08/14/18)	$ 445 $	445

REITS - Office Property (2.07%)					1,462
Alexandria Real Estate Equities Inc	25,800	939

			TOTAL REPURCHASE AGREEMENTS	$ 1,971

REITS - Shopping Centers (1.64%)			Total Investments	$ 45,016
Tanger Factory Outlet Centers	24,000	741	Other Assets in Excess of Liabilities, Net - 0.57%		257

Rental - Auto & Equipment (1.12%)			TOTAL NET ASSETS - 100.00%	$ 45,273

Aaron Rents Inc	19,096	509

Retail - Apparel & Shoe (2.01%)			(a) Non-Income Producing Security
J Crew Group Inc (a)	12,300	162
Nordstrom Inc	44,782	750	Unrealized Appreciation (Depreciation)

			The net federal income tax unrealized appreciation (depreciation) and federal tax cost
		912	of investments held by the account as of the period end were as follows:

Retail - Jewelry (2.80%)
Tiffany & Co	58,700	1,266	Unrealized Appreciation	$ 5,832
			Unrealized Depreciation		(12,628)

Retail - Restaurants (1.29%)			Net Unrealized Appreciation (Depreciation)		(6,796)
Chipotle Mexican Grill Inc (a)	8,800	584	Cost for federal income tax purposes		51,812
			All dollar amounts are shown in thousands (000's)
Savings & Loans - Thrifts (2.41%)
Washington Federal Inc	82,150	1,092	Portfolio Summary (unaudited)

			Sector		Percent

Toys (2.73%)			Financial		21.08%
Mattel Inc	107,100	1,235	Consumer, Non-cyclical		17.39%
			Industrial		15.73%
Transport - Marine (2.40%)			Consumer, Cyclical		14.08%
Tidewater Inc	29,300	1,088	Technology		12.60%

			Utilities		8.71%
TOTAL COMMON STOCKS	$ 43,045		Basic Materials		5.25%

	Principal		Energy		4.32%
			Communications		0.27%
	Amount	Value	Other Assets in Excess of Liabilities, Net		0.57%

	(000's)	(000's)

			TOTAL NET ASSETS		100.00%

REPURCHASE AGREEMENTS (4.35%)
Diversified Banking Institutions (1.12%)
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.19%; dated 3/31/2009 maturing
4/01/2009 (collateralized by Sovereign
Agency Issues; $519,000; 0.00%; dated
03/09/2011)	$ 509 $	509

Money Center Banks (3.23%)
Investment in Joint Trading Account; Bank
of America Repurchase Agreement; 0.12%
dated 3/31/2009 maturing 4/01/2009
(collateralized by Sovereign Agency
Issues; $1,038,000; 1.625% - 5.00%; dated
04/26/11 - 05/11/17)	1,017	1,017

Schedule of Investments
MidCap Value Account II
March 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (93.43%)			COMMON STOCKS (continued)
Airlines (0.29%)			Commercial Services (continued)
Alaska Air Group Inc (a)	10,600 $	186	Ticketmaster Entertainment Inc (a)	11,200 $	41

					183

Apparel Manufacturers (0.33%)
Jones Apparel Group Inc	50,400	213	Commercial Services - Finance (0.29%)
			Deluxe Corp	20,000	193
Auto - Car & Light Trucks (0.12%)
General Motors Corp	39,000	76	Computer Services (0.88%)
			Computer Sciences Corp (a)	13,700	505
Auto/Truck Parts & Equipment - Original (0.38%)			Unisys Corp (a)	133,200	70

Federal Mogul Corp (a)	9,300	62			575

TRW Automotive Holdings Corp (a)	57,500	185	Computers - Memory Devices (0.97%)

		247	Seagate Technology	105,900	636

Beverages - Non-Alcoholic (1.64%)
Coca-Cola Enterprises Inc	61,000	805	Computers - Peripheral Equipment (0.65%)
Pepsi Bottling Group Inc	12,200	270	Lexmark International Inc (a)	25,300	427

		1,075	Consumer Products - Miscellaneous (0.54%)

Building - Heavy Construction (0.34%)			Jarden Corp (a)	27,600	350
Perini Corp (a)	17,800	219
			Containers - Paper & Plastic (0.78%)
Building - Residential & Commercial (0.72%)			Pactiv Corp (a)	17,900	261
NVR Inc (a)	1,100	470	Sonoco Products Co	11,900	250

					511

Cellular Telecommunications (0.13%)
US Cellular Corp (a)	2,600	87	Distribution & Wholesale (2.08%)
			Genuine Parts Co	16,900	504
Chemicals - Diversified (0.76%)			Ingram Micro Inc (a)	27,900	353
Olin Corp	34,600	494	United Stationers Inc (a)	8,300	233
			WESCO International Inc (a)	14,900	270

Chemicals - Specialty (2.32%)					1,360

Ashland Inc	42,700	441
			Diversified Manufacturing Operations (0.72%)
Cytec Industries Inc	20,600	309	AO Smith Corp	10,700	269
Eastman Chemical Co	25,000	670	Crane Co	11,900	201

HB Fuller Co	7,500	98			470

		1,518

			Electric - Integrated (8.52%)
Commercial Banks (5.82%)			Alliant Energy Corp	21,700	536
Bancorpsouth Inc	29,500	615	Avista Corp	13,700	189
Bank of Hawaii Corp	15,400	508	Consolidated Edison Inc	23,900	947
City National Corp/CA	10,600	358	DTE Energy Co	19,200	532
Commerce Bancshares Inc	15,855	575	Hawaiian Electric Industries Inc	31,100	427
First Horizon National Corp	69,527	747	Integrys Energy Group Inc	12,800	333
National Penn Bancshares Inc	10,700	89	Northeast Utilities	22,100	477
Old National Bancorp/IN	27,700	309	Pepco Holdings Inc	30,400	379
Regions Financial Corp	33,500	143	Pinnacle West Capital Corp	15,648	416
Synovus Financial Corp	65,100	212	Portland General Electric Co	21,000	369
United Bankshares Inc	7,600	131	TECO Energy Inc	40,800	455
WesBanco Inc	5,000	114	Xcel Energy Inc	27,400	511

		3,801			5,571

Commercial Services (0.28%)			Electronic Components - Miscellaneous (0.77%)
Convergys Corp (a)	17,600	142	Jabil Circuit Inc	54,400	302

Schedule of Investments
MidCap Value Account II
March 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Electronic Components - Miscellaneous			Gas - Distribution (continued)
(continued)			UGI Corp	13,500 $	319
Vishay Intertechnology Inc (a)	58,200 $	203	Vectren Corp	13,500	285

		505			3,759

Electronic Components - Semiconductors (0.28%)			Golf (0.02%)
Fairchild Semiconductor International Inc (a)	49,900	186	Callaway Golf Co	1,400	10

Electronic Parts Distribution (0.70%)			Home Decoration Products (0.72%)
Avnet Inc (a)	26,200	459	Newell Rubbermaid Inc	74,100	473

Engineering - Research & Development Services (0.63%)			Hotels & Motels (0.90%)
KBR Inc	29,900	413	Choice Hotels International Inc	15,700	405
Enterprise Software & Services (0.86%)			Wyndham Worldwide Corp	44,000	185

Novell Inc (a)	131,800	561			590

			Human Resources (1.19%)
Fiduciary Banks (0.16%)			Manpower Inc	24,700	779
Wilmington Trust Corp	10,500	102
			Independent Power Producer (0.69%)
Finance - Credit Card (0.52%)			Mirant Corp (a)	35,200	401
Discover Financial Services	54,000	341	Reliant Energy Inc (a)	15,100	48

					449

Finance - Investment Banker & Broker (0.79%)
Investment Technology Group Inc (a)	13,000	332	Insurance Brokers (1.59%)
Piper Jaffray Cos (a)	7,200	185	Arthur J Gallagher & Co	36,400	619

		517	Brown & Brown Inc	22,100	418

					1,037

Food - Canned (0.45%)
Del Monte Foods Co	40,200	293	Investment Companies (0.20%)
			Apollo Investment Corp	36,900	128
Food - Confectionery (0.90%)
Hershey Co/The	16,900	587	Life & Health Insurance (0.26%)
			Protective Life Corp	11,900	63
Food - Meat Products (1.48%)			Universal American Corp/NY (a)	12,800	108

Hormel Foods Corp	14,500	460			171

Tyson Foods Inc	53,700	504	Machinery - Farm (0.75%)

		964	AGCO Corp (a)	25,100	492

Food - Miscellaneous/Diversified (0.70%)
Sara Lee Corp	56,400	456	Machinery - General Industry (0.52%)
			Gardner Denver Inc (a)	15,600	339
Food - Retail (2.70%)
Safeway Inc	52,900	1,068	Medical - Drugs (2.14%)
SUPERVALU Inc	44,600	637	Forest Laboratories Inc (a)	37,100	815
Weis Markets Inc	1,900	59	King Pharmaceuticals Inc (a)	82,800	585

		1,764			1,400

Gas - Distribution (5.75%)			Medical - HMO (1.12%)
Atmos Energy Corp	26,300	608	Centene Corp (a)	7,400	133
National Fuel Gas Co	22,300	684	Healthspring Inc (a)	13,800	116
New Jersey Resources Corp	9,700	329	Magellan Health Services Inc (a)	13,200	481

Nicor Inc	13,300	442			730

NiSource Inc	72,400	709	Medical - Hospitals (0.22%)
Northwest Natural Gas Co	2,600	113	Universal Health Services Inc	3,700	142
Southwest Gas Corp	12,800	270

Schedule of Investments
MidCap Value Account II
March 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical - Nursing Homes (0.11%)			Property & Casualty Insurance (continued)
Kindred Healthcare Inc (a)	4,700 $	70	Harleysville Group Inc	1,000 $	32
			OneBeacon Insurance Group Ltd	7,400	71

Medical - Wholesale Drug Distribution (0.80%)					739

AmerisourceBergen Corp	16,100	526
			Publicly Traded Investment Fund (3.27%)
Medical Products (0.30%)			iShares Russell 2000 Value Index Fund	17,100	675
Invacare Corp	12,200	196	SPDR Trust Series 1	18,400	1,461

					2,136

Metal Processors & Fabrication (0.37%)			Publishing - Newspapers (0.29%)
Commercial Metals Co	21,200	245	Gannett Co Inc	85,400	188

Multi-Line Insurance (1.73%)			Racetracks (0.38%)
American Financial Group Inc/OH	17,000	273	International Speedway Corp	11,300	249
Assurant Inc	26,000	566
Genworth Financial Inc	152,600	290	Reinsurance (2.94%)

		1,129	Allied World Assurance Co Holdings Ltd	8,200	312

Office Furnishings - Original (0.60%)			Axis Capital Holdings Ltd	1,000	22
Herman Miller Inc	23,900	255	Endurance Specialty Holdings Ltd	11,600	289
Steelcase Inc	27,100	136	PartnerRe Ltd	12,100	751

		391	RenaissanceRe Holdings Ltd	11,100	549

					1,923

Oil - Field Services (1.08%)
BJ Services Co	20,800	207	REITS - Apartments (2.45%)
Key Energy Services Inc (a)	50,700	146	Apartment Investment & Management Co	40,249	220
Oil States International Inc (a)	26,300	353	Camden Property Trust	24,100	520

		706	Equity Residential	26,300	483

			UDR Inc	43,880	378

Oil & Gas Drilling (0.10%)
					1,601

Patterson-UTI Energy Inc	7,400	66
			REITS - Diversified (0.98%)
Oil Company - Exploration & Production (2.06%)			Liberty Property Trust	33,700	638
Cimarex Energy Co	27,100	498
Encore Acquisition Co (a)	10,300	240	REITS - Hotels (1.35%)
Mariner Energy Inc (a)	44,100	342	Hospitality Properties Trust	30,100	361
Newfield Exploration Co (a)	2,800	63	Host Hotels & Resorts Inc	132,600	520

St Mary Land & Exploration Co	14,300	189			881

Swift Energy Co (a)	2,000	15	REITS - Mortgage (0.36%)

		1,347	Anworth Mortgage Asset Corp	7,000	43

Oil Refining & Marketing (0.86%)			Capstead Mortgage Corp	18,000	193

Alon USA Energy Inc	3,000	41			236

Sunoco Inc	19,700	522	REITS - Office Property (1.75%)

		563	Brandywine Realty Trust	57,000	162

Paper & Related Products (1.04%)			HRPT Properties Trust	92,700	296
Domtar Corp (a)	130,000	124	Mack-Cali Realty Corp	22,900	454
International Paper Co	78,600	553	SL Green Realty Corp	21,700	234

		677			1,146

Printing - Commercial (0.51%)			REITS - Regional Malls (0.11%)
RR Donnelley & Sons Co	45,200	331	CBL & Associates Properties Inc	29,700	70

Property & Casualty Insurance (1.13%)			REITS - Shopping Centers (0.73%)
Arch Capital Group Ltd (a)	11,800	636	Inland Real Estate Corp	13,200	94

Schedule of Investments
MidCap Value Account II
March 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
REITS - Shopping Centers (continued)			Telecommunication Equipment (continued)
Saul Centers Inc	2,200 $	50	Tellabs Inc (a)	145,200 $	665

Weingarten Realty Investors	35,100	334			1,125

		478	Telephone - Integrated (0.56%)

REITS - Storage (0.68%)			Telephone & Data Systems Inc	13,800	366
Extra Space Storage Inc	7,900	44
Public Storage	7,300	403	Television (0.61%)

		447	CBS Corp	103,800	399

REITS - Warehouse & Industrial (0.92%)			Tools - Hand Held (0.58%)
ProLogis	92,400	601	Black & Decker Corp	12,100	382

Rental - Auto & Equipment (0.24%)			Transport - Marine (0.35%)
United Rentals Inc (a)	37,992	160	Overseas Shipholding Group Inc	10,100	229

Retail - Apparel & Shoe (1.04%)			Transport - Services (0.77%)
AnnTaylor Stores Corp (a)	5,700	29	Ryder System Inc	17,700	501
Foot Locker Inc	58,100	609
Liz Claiborne Inc	17,800	44	Transport - Truck (0.94%)

		682	Arkansas Best Corp	8,900	169

			Con-way Inc	24,900	447

Retail - Consumer Electronics (0.70%)
RadioShack Corp	53,200	456			616

			TOTAL COMMON STOCKS	$ 61,056

Retail - Convenience Store (0.34%)
				Principal
Casey's General Stores Inc	8,300	221
				Amount	Value
				(000's)	(000's)

Retail - Discount (1.09%)
99 Cents Only Stores (a)	19,700	182	SHORT TERM INVESTMENTS (2.24%)
BJ's Wholesale Club Inc (a)	16,500	528	Commercial Paper (2.24%)

		710	Investment in Joint Trading Account; BNP

			Paribas Finance Inc
Retail - Drug Store (0.10%)			0.24%, 4/ 1/2009	$ 730 $	730
Rite Aid Corp (a)	189,000	68	Investment in Joint Trading Account; Societe
			Generale North America Inc
Retail - Office Supplies (0.20%)			0.19%, 4/ 1/2009	731	731

OfficeMax Inc	41,300	129			1,461

			TOTAL SHORT TERM INVESTMENTS	$ 1,461

Retail - Pawn Shops (0.17%)
Cash America International Inc	7,300	114	REPURCHASE AGREEMENTS (0.05%)
			Diversified Banking Institutions (0.01%)
Retail - Petroleum Products (0.15%)			Investment in Joint Trading Account;
World Fuel Services Corp	3,000	95	Morgan Stanley Repurchase Agreement;
			0.19%; dated 3/31/2009 maturing
Savings & Loans - Thrifts (1.40%)			4/01/2009 (collateralized by Sovereign
			Agency Issues; $9,000; 0.00%; dated
Astoria Financial Corp	31,400	289	03/09/2011)	$ 9 $	9
Capitol Federal Financial	1,700	64
Hudson City Bancorp Inc	48,000	561	Money Center Banks (0.04%)

		914	Investment in Joint Trading Account; Bank

			of America Repurchase Agreement; 0.12%
Telecommunication Equipment (1.72%)			dated 3/31/2009 maturing 4/01/2009
ADC Telecommunications Inc (a)	58,600	257	(collateralized by Sovereign Agency
Plantronics Inc	16,800	203	Issues; $18,000; 1.625% - 5.00%; dated
			04/26/11 - 05/11/17)	17	17

Schedule of Investments MidCap Value Account II March 31, 2009 (unaudited)

	Principal
	Amount	Value
	(000's)	(000's)

REPURCHASE AGREEMENTS (continued)
Money Center Banks (continued)
Investment in Joint Trading Account;
Deutsche Bank Repurchase Agreement;
0.19%; dated 3/31/2009 maturing
4/01/2009 (collateralized by Sovereign
Agency Issues; $8,000; 2.265% - 5.90%;
dated 04/14/09 - 08/14/18)	$ 8 $	8

		25

TOTAL REPURCHASE AGREEMENTS	$ 34

Total Investments	$ 62,551
Other Assets in Excess of Liabilities, Net - 4.28%		2,800

TOTAL NET ASSETS - 100.00%	$ 65,351

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$ 1,278
Unrealized Depreciation		(34,596)

Net Unrealized Appreciation (Depreciation)		(33,318)
Cost for federal income tax purposes		95,869
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector		Percent

Financial		28.15%
Utilities		14.97%
Consumer, Non-cyclical		14.63%
Consumer, Cyclical		11.29%
Industrial		8.23%
Basic Materials		4.12%
Energy		4.10%
Technology		3.65%
Communications		3.31%
Exchange Traded Funds		3.27%
Other Assets in Excess of Liabilities, Net		4.28%

TOTAL NET ASSETS		100.00%

Schedule of Investments
Money Market Account
March 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

COMMERCIAL PAPER (94.91%)			COMMERCIAL PAPER (continued)
Aerospace & Defense (0.41%)			Consumer Products - Miscellaneous (0.30%)
General Dynamics Corp			Kimberly Clark Corp
0.30%, 4/ 6/2009	$ 2,000 $	2,000	0.50%, 7/14/2009	$ 1,500 $	1,498

Beverages - Non-Alcoholic (2.42%)			Cosmetics & Toiletries (0.41%)
Coca-Cola Co			Procter & Gamble
0.40%, 5/ 7/2009	1,140	1,140	0.44%, 6/25/2009	2,000	1,998
0.35%, 5/21/2009	2,000	1,999
0.52%, 6/ 2/2009	2,100	2,098	Diversified Banking Institutions (4.94%)
0.50%, 6/ 8/2009	2,000	1,998	Bank of America
0.50%, 7/ 6/2009	2,000	1,997	0.48%, 5/22/2009	2,000	1,999
0.57%, 7/ 8/2009	2,000	1,997	0.50%, 5/26/2009	405	405
0.45%, 7/28/2009	720	719	0.50%, 5/29/2009	2,220	2,218

		11,948	0.50%, 6/ 1/2009	2,140	2,138

			0.50%, 6/ 5/2009	2,000	1,998
Chemicals - Diversified (2.80%)			0.43%, 6/17/2009	1,225	1,224
BASF AG			0.58%, 7/ 2/2009	2,200	2,197
0.63%, 4/20/2009	700	700	JP Morgan Chase & Co
0.68%, 6/23/2009	1,970	1,967	0.50%, 5/ 4/2009	2,020	2,019
0.75%, 6/23/2009	2,000	1,996	0.55%, 5/20/2009	2,100	2,098
0.70%, 7/13/2009	1,270	1,267	0.55%, 5/28/2009	2,100	2,098
0.96%, 8/ 5/2009	2,100	2,093	0.60%, 6/ 8/2009	2,000	1,998
1.05%, 8/10/2009	2,000	1,992	0.50%, 6/18/2009	2,000	1,998
BASF SE			0.50%, 7/22/2009	1,990	1,987

0.45%, 4/15/2009	1,800	1,800			24,377

0.55%, 6/18/2009	2,000	1,998

		13,813	Diversified Financial Services (6.00%)

			General Electric Capital Corp
Commercial Banks (6.58%)			2.00%, 4/13/2009	1,700	1,699
Australia & New Zealand Banking Co			2.05%, 5/13/2009	2,000	1,995
0.50%, 4/14/2009	2,000	2,000	0.40%, 6/22/2009	1,080	1,079
0.58%, 4/14/2009	2,000	2,000	0.60%, 7/ 1/2009	2,000	1,997
0.55%, 4/15/2009	2,000	2,000	0.52%, 7/15/2009	2,200	2,197
0.80%, 9/25/2009	2,000	1,992	Nordea North America Inc
DnB NOR Bank ASA			1.00%, 4/15/2009	1,240	1,239
0.88%, 5/11/2009	2,165	2,163	0.69%, 5/ 8/2009	2,000	1,998
0.74%, 5/26/2009	2,200	2,197	0.39%, 5/14/2009	2,000	1,999
0.76%, 5/27/2009	1,800	1,798	0.59%, 5/27/2009	2,000	1,998
0.79%, 5/29/2009	2,100	2,097	1.04%, 6/ 3/2009	2,000	1,996
0.89%, 6/10/2009	2,000	1,997	1.05%, 6/ 5/2009	2,200	2,196
0.82%, 6/17/2009	2,000	1,996	Rabobank USA Financial Corp
National Australia Funding			0.47%, 4/ 8/2009	2,000	2,000
0.84%, 4/20/2009	2,000	1,999	0.55%, 5/ 7/2009	2,000	1,999
0.69%, 4/29/2009	2,000	1,999	0.70%, 6/26/2009	2,000	1,997
0.69%, 5/20/2009	2,000	1,998	0.75%, 7/16/2009	2,000	1,996
0.61%, 6/11/2009	2,100	2,097	0.75%, 7/23/2009	1,200	1,197

Westpac Banking Corp
0.66%, 5/28/2009	2,015	2,013			29,582

0.80%, 8/ 3/2009	2,100	2,094	Diversified Manufacturing Operations (2.60%)

		32,440	General Electric Co

			0.35%, 6/ 1/2009	1,950	1,949
			Illinois Tool Works Inc
			0.48%, 5/ 1/2009	1,960	1,959

Schedule of Investments
Money Market Account
March 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

COMMERCIAL PAPER (continued)			COMMERCIAL PAPER (continued)
Diversified Manufacturing Operations			Finance - Auto Loans (continued)
(continued)			Toyota Motor Credit (continued)
Illinois Tool Works Inc (continued)			0.50%, 5/ 1/2009	$ 2,000 $	1,999
0.47%, 5/ 5/2009	$ 2,200 $	2,199	0.50%, 5/14/2009	2,000	1,999
0.38%, 5/ 8/2009	2,200	2,199	0.60%, 6/11/2009	1,500	1,498

0.52%, 6/ 1/2009	500	500			25,742

0.55%, 6/ 3/2009	2,000	1,998
0.52%, 6/ 9/2009	2,000	1,998	Finance - Consumer Loans (0.40%)

		12,802	John Deere Credit Ltd

			0.50%, 4/ 3/2009	1,985	1,985
Electric - Integrated (4.76%)
E. ON AG			Finance - Credit Card (0.88%)
1.00%, 4/13/2009	2,000	1,999	American Express Credit
1.00%, 4/14/2009	2,000	1,999	0.60%, 5/28/2009	825	824
1.00%, 5/22/2009	1,900	1,897	0.60%, 6/ 5/2009	2,000	1,998
1.05%, 6/11/2009	2,000	1,996	0.60%, 6/ 8/2009	1,500	1,498

1.05%, 6/30/2009	2,000	1,995			4,320

1.05%, 7/ 7/2009	2,100	2,094	Finance - Investment Banker & Broker (4.68%)
GDF Suez			BNP Paribas Finance Inc
0.46%, 4/15/2009	1,530	1,530	2.11%, 4/ 6/2009	2,000	1,999
0.49%, 4/17/2009	1,500	1,500	2.05%, 4/ 9/2009	2,000	1,999
0.47%, 4/20/2009	1,900	1,899	0.78%, 4/29/2009	1,600	1,599
0.58%, 4/24/2009	2,100	2,099	0.77%, 4/30/2009	2,000	1,999
0.72%, 4/29/2009	2,275	2,274	0.89%, 6/24/2009	2,000	1,996
0.54%, 5/ 1/2009	2,200	2,199	Citigroup Funding

		23,481	0.60%, 5/12/2009	2,100	2,099

Electric Products - Miscellaneous (1.22%)			ING U.S. Funding
Emerson Electric Co			1.00%, 4/ 7/2009	1,090	1,090
0.34%, 5/ 5/2009	1,825	1,825	0.84%, 4/17/2009	2,100	2,099
0.33%, 5/11/2009	2,200	2,199	1.09%, 4/28/2009	2,200	2,198
0.33%, 5/21/2009	2,000	1,999	1.51%, 5/ 6/2009	2,000	1,997

		6,023	0.93%, 5/15/2009	2,000	1,998

			Investment in Joint Trading Account; BNP
Fiduciary Banks (0.30%)			Paribas Finance Inc
State Street Corp			0.24%, 4/ 1/2009	2,000	2,000

0.35%, 4/24/2009	1,500	1,500			23,073

Finance - Auto Loans (5.22%)			Finance - Leasing Company (0.53%)
American Honda Finance Corp			River Fuel Funding
0.65%, 4/ 9/2009	2,200	2,200	1.29%, 4/30/2009	700	699
0.45%, 4/16/2009	1,000	1,000	1.29%, 4/30/2009	900	899
0.65%, 4/22/2009	2,200	2,199	2.55%, 4/30/2009	1,000	998

0.70%, 5/ 6/2009	2,200	2,198			2,596

0.73%, 5/13/2009	2,300	2,298	Finance - Mortgage Loan/Banker (6.72%)
0.65%, 5/20/2009	2,000	1,998	Fannie Mae Discount Notes
Paccar Financial			1.45%, 5/ 5/2009	2,000	1,997
0.34%, 4/21/2009	1,600	1,600	0.47%, 6/23/2009	2,000	1,998
0.50%, 5/ 7/2009	445	445	0.59%, 9/21/2009	2,200	2,194
0.53%, 5/ 8/2009	2,200	2,199	3.57%, 11/ 2/2009	2,000	1,991
Toyota Motor Credit			0.66%, 11/ 9/2009	2,100	2,091
0.75%, 4/ 8/2009	1,400	1,400	Federal Home Loan Bank Discount Notes
0.60%, 4/20/2009	2,000	1,999	1.40%, 5/ 1/2009	2,000	1,998
0.50%, 4/24/2009	710	710	0.40%, 6/ 4/2009	2,200	2,198

Schedule of Investments
Money Market Account
March 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

COMMERCIAL PAPER (continued)			COMMERCIAL PAPER (continued)
Finance - Mortgage Loan/Banker (continued)			Oil Company - Integrated (6.02%)
Federal Home Loan Bank Discount Notes			BP Capital Markets PLC
(continued)			0.85%, 4/ 7/2009	$ 2,000 $	2,000
0.40%, 7/13/2009	$ 1,598 $	1,596	0.52%, 7/17/2009 (a)	1,700	1,697
0.45%, 7/21/2009	2,000	1,997	0.52%, 7/23/2009	1,955	1,952
0.61%, 9/ 9/2009	2,000	1,995	0.59%, 9/ 8/2009	1,650	1,646
0.62%, 9/18/2009	2,000	1,994	Chevron Corp
Freddie Mac Discount Notes			0.50%, 4/ 8/2009	2,200	2,200
0.47%, 7/20/2009	2,000	1,997	0.45%, 4/16/2009	2,200	2,199
0.53%, 7/27/2009	2,000	1,997	0.54%, 5/26/2009	2,000	1,998
0.61%, 9/10/2009	2,100	2,094	0.53%, 6/10/2009	2,000	1,998
0.59%, 9/15/2009	1,250	1,247	ConocoPhilipps
0.63%, 10/13/2009	2,000	1,993	0.37%, 7/ 1/2009	2,500	2,498
0.52%, 12/ 7/2009	1,760	1,754	Shell Finance UK

		33,131	1.70%, 4/ 2/2009	1,700	1,700

			Shell International Finance BV
Finance - Other Services (3.68%)			1.70%, 4/ 1/2009	2,000	2,000
Park Avenue Receivables Company
0.45%, 4/ 7/2009	2,060	2,060	1.75%, 5/ 4/2009	2,100	2,097
0.35%, 4/ 9/2009	1,500	1,500	0.30%, 5/ 5/2009	1,700	1,699
0.50%, 5/ 7/2009	2,200	2,199	1.70%, 5/11/2009	2,000	1,996
0.55%, 5/15/2009	2,000	1,998	Total Capital
			0.34%, 4/ 3/2009	2,000	2,000

Private Export Funding
0.95%, 4/ 3/2009	2,100	2,100			29,680

0.90%, 4/ 8/2009	2,000	1,999	Publicly Traded Investment Fund (3.38%)
0.42%, 5/22/2009	2,000	1,999	Columbia Funds Series Trust - Columbia
0.52%, 7/ 9/2009	2,300	2,297	Money Market Reserves
			0.57%, 12/31/2009	5,600	5,600
0.52%, 7/17/2009	2,000	1,997

			JP Morgan Prime Money Market Fund
		18,149	0.70%, 12/31/2009	6,285	6,285

Machinery - Farm (1.97%)			Merrill Lynch Funds for Instutitions Series -
Deere & Co			Government Fund
0.45%, 4/23/2009	2,200	2,200	0.34%, 12/31/2009	4,800	4,800

0.50%, 5/ 4/2009	2,200	2,199			16,685

0.52%, 5/11/2009	1,500	1,499	Retail - Discount (0.16%)
0.50%, 5/21/2009	1,500	1,499	Wal-Mart Stores
0.53%, 5/29/2009	2,300	2,298	0.55%, 6/16/2009	780	779

		9,695

			Special Purpose Entity (24.21%)
Medical - Drugs (1.56%)			CAFCO LLC
Pfizer Inc			0.70%, 4/16/2009	2,100	2,099
0.50%, 5/18/2009	2,000	1,999	0.75%, 4/24/2009 (a)	2,000	1,999
Pfizer Investment Capital			0.65%, 4/27/2009	2,000	1,999
0.36%, 6/ 9/2009	2,000	1,999
			0.80%, 5/12/2009	2,100	2,098
0.35%, 6/12/2009	2,200	2,198
			0.85%, 6/12/2009	2,100	2,096
0.36%, 6/16/2009	1,500	1,499

			0.90%, 6/22/2009	1,800	1,796
		7,695

			Calyon North America Inc
Multimedia (0.87%)			0.78%, 4/21/2009	1,800	1,799
Walt Disney Co			0.55%, 4/22/2009	775	775
0.25%, 4/21/2009	2,100	2,100	0.69%, 4/28/2009	2,200	2,199
0.30%, 4/22/2009	2,200	2,199	0.64%, 4/30/2009	2,100	2,099

		4,299	0.94%, 6/10/2009	1,300	1,298

			0.81%, 6/18/2009	965	963

Schedule of Investments
Money Market Account
March 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

COMMERCIAL PAPER (continued)			COMMERCIAL PAPER (continued)
Special Purpose Entity (continued)			Special Purpose Entity (continued)
Calyon North America Inc (continued)			Societe Generale North America Inc (continued)
0.79%, 6/24/2009	$ 2,000 $	1,996	0.77%, 5/ 6/2009	$ 2,100 $	2,098
CBA Delaware Finance			0.70%, 5/12/2009	2,200	2,198
0.72%, 4/15/2009	970	970	0.78%, 5/15/2009	2,000	1,998
0.65%, 4/17/2009	1,300	1,300	0.75%, 6/16/2009	2,200	2,196
0.75%, 5/18/2009	2,000	1,998	Unilever Capital
0.79%, 6/ 2/2009	2,000	1,997	0.33%, 5/19/2009	2,000	1,999
0.75%, 6/ 4/2009	2,200	2,197	Yorktown Capital
0.75%, 6/ 9/2009	2,100	2,097	0.85%, 4/ 2/2009	1,600	1,600
0.64%, 6/29/2009	1,700	1,697	0.35%, 4/23/2009	2,000	2,000
Charta Corp			0.65%, 5/18/2009	1,600	1,599
0.75%, 4/13/2009	1,600	1,600	0.67%, 5/18/2009	1,500	1,499
0.40%, 4/16/2009	2,000	2,000	0.70%, 6/19/2009	2,000	1,997

0.75%, 4/27/2009	1,000	999			119,377

0.95%, 6/17/2009 (a)	2,000	1,996	Telephone - Integrated (1.48%)
CRC Funding LLC			Telstra Corp
0.42%, 4/17/2009	2,000	2,000	0.70%, 5/26/2009	2,200	2,197
0.40%, 4/21/2009	2,000	2,000	0.65%, 6/ 3/2009	1,000	999
0.80%, 5/13/2009	2,000	1,998	0.70%, 6/15/2009	2,000	1,997
0.75%, 5/27/2009	2,300	2,297	0.70%, 6/16/2009	2,100	2,097

0.85%, 6/22/2009	1,500	1,497			7,290

0.85%, 6/25/2009 (a)	2,000	1,996
Danske Corp			Tools - Hand held (0.41%)
0.70%, 4/27/2009	2,300	2,299	Stanley Works
0.65%, 4/28/2009	1,800	1,799	0.65%, 4/ 6/2009	2,000	2,000

0.91%, 5/14/2009	2,000	1,998	TOTAL COMMERCIAL PAPER	$ 467,958

0.98%, 5/19/2009	2,000	1,997	CERTIFICATE OF DEPOSIT (2.18%)
0.94%, 5/28/2009	2,000	1,997	Commercial Banks (1.37%)
1.03%, 6/15/2009	1,500	1,497	Citibank N.A.
Gemini Securitization Corp			1.00%, 5/ 8/2009	570	570
0.50%, 4/ 2/2009	2,000	2,000	US Bank NA
0.65%, 4/ 7/2009	1,560	1,560	0.80%, 7/22/2009	2,000	2,000
0.45%, 4/13/2009	2,000	2,000	0.90%, 8/24/2009	2,200	2,200
0.60%, 4/22/2009	2,000	1,999	US Bank NA/Minneapolis MN
0.50%, 4/23/2009	1,500	1,500	0.70%, 6/22/2009	2,000	2,000

Ranger Funding Co LLC					6,770

0.50%, 4/ 3/2009	2,000	2,000	Regional Banks (0.81%)
0.50%, 4/ 6/2009	2,000	2,000	Bank of America N.A.
0.45%, 4/24/2009	2,000	1,999	0.65%, 7/13/2009	2,000	2,000
0.70%, 6/ 1/2009	1,800	1,798	2.35%, 8/28/2009	2,000	2,000

0.72%, 6/ 2/2009	2,200	2,197			4,000

0.73%, 7/10/2009	2,000	1,996
			TOTAL CERTIFICATE OF DEPOSIT	$ 10,770

Sheffield Receivables
0.40%, 4/ 1/2009	2,000	2,000	BONDS (1.49%)
0.50%, 4/23/2009	1,610	1,609	Asset Backed Securities (0.20%)
0.50%, 5/ 4/2009	2,000	1,999	CNH Equipment Trust
0.63%, 6/ 3/2009	2,100	2,098	1.74%, 4/15/2010 (b)	1,000	1,000
0.62%, 6/ 4/2009	2,000	1,998
0.55%, 6/15/2009	2,000	1,998	Automobile Sequential (0.33%)
			Nissan Auto Receivables Owner Trust
Societe Generale North America Inc			1.76%, 4/15/2010	1,500	1,500
0.84%, 4/ 2/2009	2,000	2,000

Schedule of Investments
Money Market Account
March 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			TAX-EXEMPT BONDS (continued)
Automobile Sequential (continued)			Michigan (0.10%)
World Omni Auto Receivables Trust			Calvin College JP Morgan Chase
3.00%, 4/15/2009	$ 131 $	131	3.53%, 10/ 1/2037	$ 500 $	500

		1,631

			Minnesota (0.02%)
Commercial Banks (0.20%)			St Paul Housing & Redevelopment
Svenska Handelsbanken AB			Authority/MN
1.64%, 4/ 6/2009 (a)	1,000	1,000	1.30%, 1/ 1/2024	100	100

Diversified Financial Services (0.29%)			New York (0.15%)
IBM International Group Capital LLC			New York State Housing Finance Agency
1.47%, 5/26/2009 (a)	1,400	1,400	Fannie Mae
			1.10%, 5/15/2033	720	720
Life & Health Insurance (0.20%)
Monumental Global Funding III			Pennsylvania (0.15%)
1.54%, 4/17/2009 (a)(c)	1,000	1,000	Montgomery County Industrial Development
			Authority/PA JP Morgan Chase
Medical Laboratory & Testing Service (0.27%)			0.72%, 8/ 1/2037	750	750
Roche Holdings Inc
2.25%, 5/25/2009 (a)(b)	1,300	1,300	Washington (0.13%)

TOTAL BONDS	$ 7,331		Washington State Housing Finance

			Commission/WA
TAX-EXEMPT BONDS (1.50%)			0.85%, 7/ 1/2030	465	465
California (0.40%)			Washington State Housing Finance
California Statewide Communities			Commission/WA Fannie Mae
Development Authority Fannie Mae			1.02%, 5/15/2033	185	185

1.00%, 12/15/2036	750	750			650

County of Sacramento CA Bayersiche
Landesbank			TOTAL TAX-EXEMPT BONDS	$ 7,400

1.00%, 7/ 1/2022	705	705	Total Investments	$ 493,459
Los Angeles Community College District/CA			Liabilities in Excess of Other Assets, Net - (0.08)%		(416)

3.05%, 8/ 1/2009	200	200
			TOTAL NET ASSETS - 100.00%	$ 493,043

San Jose Redevelopment Agency/CA JP
Morgan Chase Bank
1.00%, 8/ 1/2028	325	325

			(a)	Security exempt from registration under Rule 144A of the Securities Act
		1,980	of 1933. These securities may be resold in transactions exempt from

Colorado (0.14%)			registration, normally to qualified institutional buyers. Unless otherwise
			indicated, these securities are not considered illiquid. At the end of the
Sheridan Redevelopment Agency Citibank NA			period, the value of these securities totaled $12,388 or 2.51% of net
2.65%, 12/ 1/2029	700	700	assets.
			(b)	Variable Rate. Rate shown is in effect at March 31, 2009.
Indiana (0.08%)			(c) Security is Illiquid
Ball State University/IN
1.20%, 9/ 1/2031	400	400

Iowa (0.19%)
Iowa Finance Authority
1.25%, 3/ 1/2018	300	300
Iowa Finance Authority Dexia/Fannie
Mae/Ginnie Mae
2.35%, 1/ 1/2038	600	600

		900

Massachusetts (0.14%)
Massachusetts Housing Finance Agency/MA
JP Morgan Chase
1.00%, 6/ 1/2034	700	700

Schedule of Investments Money Market Account March 31, 2009 (unaudited)

Portfolio Summary (unaudited)

Sector	Percent

Financial	60.30%
Government	6.72%
Industrial	6.60%
Energy	6.02%
Consumer, Non-cyclical	4.96%
Utilities	4.76%
Exchange Traded Funds	3.38%
Basic Materials	2.80%
Communications	2.35%
Revenue	0.78%
Insured	0.54%
Asset Backed Securities	0.53%
Consumer, Cyclical	0.16%
Tax Allocation	0.14%
General Obligation	0.04%
Liabilities in Excess of Other Assets, Net	(0.08%)

TOTAL NET ASSETS	100.00%

Schedule of Investments
Mortgage Securities Account
March 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (25.83%)			U.S. GOVERNMENT & GOVERNMENT AGENCY
Finance - Mortgage Loan/Banker (5.80%)			OBLIGATIONS (69.14%)
Federal Farm Credit Bank			Federal Home Loan Mortgage Corporation
3.70%, 5/15/2013	$ 2,500 $	2,610	(FHLMC) (31.32%)
			7.00%, 11/ 1/2012	$ 8 $	8
Federal Home Loan Banks			6.00%, 1/ 1/2013	56	58
6.50%, 8/14/2009	2,045	2,090
7.38%, 2/12/2010	2,455	2,590	7.00%, 1/ 1/2013	20	21
4.50%, 9/16/2013	1,640	1,783	6.50%, 11/ 1/2016	86	90

		9,073	6.00%, 4/ 1/2017	287	303

			6.00%, 4/ 1/2017	239	250
Mortgage Backed Securities (19.72%)			6.00%, 5/ 1/2017	276	289
Banc of America Mortgage Securities Inc			4.50%, 4/ 1/2018	620	642
4.75%, 8/25/2033	2,866	2,752	5.50%, 11/ 1/2018	763	799
5.50%, 5/25/2034	775	754	6.50%, 12/ 1/2021	227	241
Chase Mortgage Finance Corp
6.00%, 5/25/2035	1,940	1,322	6.50%, 4/ 1/2022	268	285
Countrywide Home Loan Mortgage Pass			6.50%, 5/ 1/2022	173	184
Through Trust			6.50%, 5/ 1/2023	41	44
5.00%, 11/25/2018	1,402	1,398	6.50%, 1/ 1/2028	18	20
5.25%, 5/25/2034	3,241	3,140	7.00%, 1/ 1/2028	222	240
5.75%, 12/25/2035	2,892	1,834	6.50%, 3/ 1/2029	35	38
CS First Boston Mortgage Securities Corp			6.50%, 4/ 1/2029	378	407
5.75%, 4/25/2033	1,239	1,187	8.50%, 7/ 1/2029	50	54
4.50%, 6/25/2033	301	288	8.00%, 12/ 1/2030	18	19
Fannie Mae			7.50%, 2/ 1/2031	43	46
8.70%, 12/25/2019	13	14	6.00%, 5/ 1/2031	140	147
8.00%, 4/25/2022	126	128	7.00%, 6/ 1/2031	30	32
5.00%, 2/25/2027	519	18	6.50%, 10/ 1/2031	90	96
5.50%, 2/25/2032	1,878	1,942	7.00%, 10/ 1/2031	40	43
7.00%, 4/25/2032	933	1,005	6.50%, 1/ 1/2032	282	300
Fannie Mae Grantor Trust			7.00%, 4/ 1/2032	417	448
7.30%, 5/25/2010	2,455	2,586
			6.00%, 9/ 1/2032	234	246
Freddie Mac
5.50%, 1/15/2033	1,070	1,121	5.50%, 11/ 1/2032	853	889
5.50%, 4/15/2033 (a)	1,640	1,709	5.00%, 2/ 1/2033	1,164	1,206
GSR Mortgage Loan Trust			5.50%, 4/ 1/2033	1,641	1,710
5.00%, 5/25/2033	278	278	5.00%, 6/ 1/2033	1,256	1,301
MASTR Alternative Loans Trust			4.50%, 8/ 1/2033	530	543
5.38%, 1/25/2020 (a)	1,234	1,120	4.50%, 8/ 1/2033	618	633
5.50%, 1/25/2020	2,665	2,392	5.00%, 8/ 1/2033	1,849	1,914
Prime Mortgage Trust			5.00%, 8/ 1/2033	1,880	1,946
4.75%, 10/25/2020 (a)	1,518	1,270	5.50%, 8/ 1/2033	1,473	1,536
Residential Funding Mortgage Securities I			6.00%, 11/ 1/2033	648	683
5.50%, 12/25/2033	2,450	2,367	6.00%, 11/ 1/2033	591	622
Structured Asset Securities Corp			5.50%, 12/ 1/2033	1,745	1,819
5.00%, 5/25/2035	1,455	992
			6.00%, 12/ 1/2033	670	705
Wells Fargo Mortgage Backed Securities Trust
6.00%, 4/25/2037	2,457	1,241	5.50%, 1/ 1/2034	1,249	1,300

		30,858	5.00%, 5/ 1/2034	2,388	2,470

			6.00%, 5/ 1/2034	1,012	1,062
Regional Agencies (0.31%)			6.00%, 5/ 1/2034	1,901	1,987
US Department of Housing and Urban			5.00%, 5/ 1/2035	1,120	1,158
Development
6.16%, 8/ 1/2011	480	486	4.50%, 6/ 1/2035	2,805	2,867

TOTAL BONDS	$ 40,417		5.00%, 7/ 1/2035	5,125	5,299

			5.50%, 9/ 1/2035	2,154	2,240

Schedule of Investments
Mortgage Securities Account
March 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

U.S. GOVERNMENT & GOVERNMENT AGENCY			U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (continued)			OBLIGATIONS (continued)
Federal Home Loan Mortgage Corporation			Federal National Mortgage Association (FNMA)
(FHLMC) (continued)			(continued)
7.00%, 7/ 1/2036	$ 1,791 $	1,903	5.50%, 4/ 1/2034	$ 312 $	325
5.50%, 1/ 1/2038	2,982	3,097	5.00%, 6/ 1/2034	1,853	1,916
5.50%, 2/ 1/2038	3,707	3,828	5.50%, 7/ 1/2034	735	763
5.73%, 1/ 1/2037 (a)	897	931	6.50%, 7/ 1/2034	290	306

		48,999	6.50%, 7/ 1/2034	711	758

Federal National Mortgage Association (FNMA) (23.25%)			5.50%, 8/ 1/2034	684	711
6.00%, 12/ 1/2016	304	321	5.50%, 9/ 1/2034	2,288	2,377
5.50%, 1/ 1/2017	404	426	5.50%, 11/ 1/2035	2,314	2,407
6.00%, 8/ 1/2017	386	406	6.50%, 2/ 1/2036	1,442	1,520
5.50%, 12/ 1/2017	356	373	6.50%, 5/ 1/2036	1,656	1,746
5.50%, 5/ 1/2018	900	944	6.00%, 10/ 1/2036 (a)	1,319	1,373
5.00%, 6/ 1/2018	1,349	1,405	6.00%, 4/ 1/2037	1,982	2,072
5.00%, 10/ 1/2018	1,128	1,172	6.00%, 9/ 1/2037	3,153	3,296
8.00%, 5/ 1/2022	3	3	6.00%, 5/ 1/2038	1,865	1,950

8.50%, 2/ 1/2023	3	3			36,365

6.50%, 9/ 1/2024	115	122	Government National Mortgage Association
8.00%, 5/ 1/2027	96	102	(GNMA) (6.86%)
8.00%, 9/ 1/2027	21	23	7.50%, 1/15/2023	2	3
8.50%, 10/ 1/2027	69	76	7.50%, 1/15/2023	3	3
7.00%, 8/ 1/2028	83	89	7.50%, 1/15/2023	5	6
6.50%, 11/ 1/2028	12	13	7.50%, 2/15/2023	2	2
7.00%, 12/ 1/2028	56	60	7.50%, 2/15/2023	5	5
6.50%, 2/ 1/2029	17	18	7.50%, 2/15/2023	9	10
6.50%, 3/ 1/2029	61	65	7.50%, 3/15/2023	5	5
6.50%, 4/ 1/2029	108	115	7.50%, 3/15/2023	12	13
7.00%, 4/ 1/2029	28	31	7.50%, 4/15/2023	34	37
6.50%, 7/ 1/2029	564	602	7.50%, 6/15/2023	6	7
7.50%, 11/ 1/2029	31	34	7.50%, 6/15/2023	18	19
9.00%, 9/ 1/2030	22	24	7.50%, 6/15/2023	1	1
6.50%, 6/ 1/2031	38	41	7.50%, 6/15/2023	19	20
6.50%, 6/ 1/2031	27	29	7.50%, 7/15/2023	2	2
6.00%, 8/ 1/2031	373	392	7.50%, 9/15/2023	10	11
7.00%, 11/ 1/2031	200	215	7.50%, 9/15/2023	6	6
6.50%, 1/ 1/2032	58	61	7.50%, 10/15/2023	27	29
6.50%, 3/ 1/2032	261	277	7.50%, 10/15/2023	16	17
6.50%, 3/ 1/2032	79	84	7.50%, 11/15/2023	13	14
6.50%, 4/ 1/2032	347	368	8.00%, 7/15/2026	3	3
6.50%, 8/ 1/2032	107	113	8.00%, 8/15/2026	8	8
6.50%, 11/ 1/2032	103	109	8.00%, 1/15/2027	4	4
6.50%, 11/ 1/2032	145	154	8.00%, 2/15/2027	1	1
6.50%, 12/ 1/2032	291	309	8.00%, 6/15/2027	1	1
5.50%, 2/ 1/2033	1,014	1,062	7.00%, 1/15/2028	7	7
6.50%, 2/ 1/2033	124	132	7.00%, 1/15/2028	7	7
5.50%, 5/ 1/2033	109	114	7.00%, 1/15/2028	32	34
5.50%, 5/ 1/2033	677	707	7.00%, 1/15/2028	9	10
5.50%, 6/ 1/2033	1,335	1,394	7.00%, 1/15/2028	4	5
5.50%, 2/ 1/2034	2,640	2,744	7.00%, 1/15/2029	42	46
6.00%, 2/ 1/2034	108	113	7.00%, 3/15/2029	24	25

Schedule of Investments
Mortgage Securities Account
March 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

U.S. GOVERNMENT & GOVERNMENT AGENCY			REPURCHASE AGREEMENTS (continued)
OBLIGATIONS (continued)			Money Center Banks (continued)
Government National Mortgage Association			Investment in Joint Trading Account;
(GNMA) (continued)			Deutsche Bank Repurchase Agreement;
7.75%, 12/15/2029	$ 16 $	18	0.19%; dated 3/31/2009 maturing
6.50%, 7/15/2032	233	248	4/01/2009 (collateralized by Sovereign
6.00%, 8/15/2034	1,521	1,596	Agency Issues; $2,144,000; 2.265% -
6.00%, 2/20/2029	58	61	5.90%; dated 04/14/09 - 08/14/18)	$ 2,101 $	2,101

6.50%, 3/20/2031	74	79			6,905

6.50%, 4/20/2031	75	80	TOTAL REPURCHASE AGREEMENTS	$ 9,307

7.00%, 6/20/2031	38	41	Total Investments	$ 157,883
6.00%, 5/20/2032 (a)	276	289	Liabilities in Excess of Other Assets, Net - (0.92)%		(1,438)

5.50%, 7/20/2033	1,239	1,292
			TOTAL NET ASSETS - 100.00%	$ 156,445

6.00%, 7/20/2033	838	880

5.50%, 2/20/2034	1,053	1,098
5.50%, 3/20/2034	1,329	1,385	(a)	Variable Rate. Rate shown is in effect at March 31, 2009.
6.50%, 4/20/2034	171	180
6.00%, 6/20/2038	2,985	3,119	Unrealized Appreciation (Depreciation)

		10,727	The net federal income tax unrealized appreciation (depreciation) and federal tax cost

			of investments held by the account as of the period end were as follows:
U.S. Treasury (7.71%)
4.50%, 2/28/2011	1,640	1,755	Unrealized Appreciation	$ 4,521
4.00%, 2/15/2014	1,640	1,825	Unrealized Depreciation		(3,934)

4.75%, 5/15/2014	2,865	3,308	Net Unrealized Appreciation (Depreciation)		587
4.88%, 8/15/2016	820	965	Cost for federal income tax purposes		157,296
3.75%, 11/15/2018	3,000	3,270	All dollar amounts are shown in thousands (000's)
4.50%, 2/15/2036	820	945

		12,068	Portfolio Summary (unaudited)

TOTAL U.S. GOVERNMENT & GOVERNMENT			Sector		Percent

AGENCY OBLIGATIONS	$ 108,159		Mortgage Securities		81.15%

			Government		13.82%
REPURCHASE AGREEMENTS (5.95%)			Financial		5.95%
Diversified Banking Institutions (1.54%)			Liabilities in Excess of Other Assets, Net		(0.92%)

Investment in Joint Trading Account;			TOTAL NET ASSETS		100.00%

Morgan Stanley Repurchase Agreement;
0.19%; dated 3/31/2009 maturing
4/01/2009 (collateralized by Sovereign
Agency Issues; $2,450,000; 0.00%; dated
03/09/2011)	$ 2,402 $	2,402

Money Center Banks (4.41%)
Investment in Joint Trading Account; Bank
of America Repurchase Agreement; 0.12%
dated 3/31/2009 maturing 4/01/2009
(collateralized by Sovereign Agency
Issues; $4,900,000; 1.625% - 5.00%; dated
04/26/11 - 05/11/17)	4,804	4,804

Schedule of Investments
Principal LifeTime 2010 Account
March 31, 2009 (unaudited)

			Unrealized Appreciation (Depreciation)
			The net federal income tax unrealized appreciation (depreciation) and federal tax cost
	Shares	Value	of investments held by the account as of the period end were as follows:
	Held	(000's)

INVESTMENT COMPANIES (98.19%)			Unrealized Appreciation	$ 122
Principal Funds, Inc. Institutional Class (52.75%)			Unrealized Depreciation	(19,942)

Core Plus Bond Fund I (a)	62,836 $	655	Net Unrealized Appreciation (Depreciation)	(19,820)
Disciplined LargeCap Blend Fund (a)	294,643	2,422	Cost for federal income tax purposes	49,863
Global Diversified Income Fund (a)	68,884	644	All dollar amounts are shown in thousands (000's)
High Yield Fund I (a)	148,469	1,155
Inflation Protection Fund (a)	196,597	1,402	Portfolio Summary (unaudited)

International Emerging Markets Fund (a)	40,896	548	Fund Type	Percent

International Fund I (a)	57,462	420	Fixed Income Funds	52.08%
International Growth Fund (a)	297,957	1,719	Domestic Equity Funds	34.89%
			International Equity Funds	11.22%
International Value Fund I (a)	100,682	748	Other Assets in Excess of Liabilities, Net	1.81%

LargeCap Blend Fund I (a)	241,990	1,271	TOTAL NET ASSETS	100.00%

LargeCap Value Fund I (a)	87,913	594
MidCap Growth Fund III (a)(b)	69,581	381
MidCap Value Fund I (a)	44,816	318
Preferred Securities Fund (a)	306,393	1,743
SmallCap Growth Fund I (a)(b)	12,524	68
SmallCap Growth Fund III (a)(b)	38,750	211
SmallCap S&P 600 Index Fund (a)	42,306	359
SmallCap Value Fund (a)	24,820	234
Ultra Short Bond Fund (a)	178,623	1,247

		16,139

Principal Variable Contracts Funds, Inc.
Class 1 (45.44%)
Bond & Mortgage Securities Account (a)	973,749	9,017
LargeCap Growth Account (a)	109,308	1,050
LargeCap Growth Account I (a)	98,893	1,173
LargeCap Value Account (a)	40,276	663
LargeCap Value Account III (a)	88,195	559
Money Market Account (a)	71,875	72
Real Estate Securities Account (a)	210,844	1,307
SmallCap Value Account I (a)	8,223	63

		13,904

TOTAL INVESTMENT COMPANIES	$ 30,043

Total Investments	$ 30,043
Other Assets in Excess of Liabilities, Net - 1.81%		555

TOTAL NET ASSETS - 100.00%	$ 30,598

(a) Affiliated Security
(b) Non-Income Producing Security

Schedule of Investments
Principal LifeTime 2010 Account
March 31, 2009 (unaudited)

Affiliated Securities

	December 31, 2008		Purchases			Sales	March 31, 2009

	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

Bond & Mortgage Securities Account	1,063,221 $	12,733	- $	-	89,472	$ 813	973,749	$ 11,703
Core Plus Bond Fund I	22,030	224	62,442	648	21,636	224	62,836	648
Disciplined LargeCap Blend Fund	292,571	4,886	21,240	182	19,168	158	294,643	4,900
Global Diversified Income Fund	-	-	68,884	580	-	-	68,884	580
High Yield Fund I	146,194	1,468	12,112	93	9,837	75	148,469	1,486
Inflation Protection Fund	194,988	1,812	11,847	83	10,238	72	196,597	1,823
International Emerging Markets Fund	39,161	1,179	5,206	68	3,471	42	40,896	1,203
International Fund I	49,419	833	18,029	139	9,986	72	57,462	895
International Growth Fund	303,144	4,206	7,351	49	12,538	73	297,957	4,146
International Value Fund I	94,440	851	15,863	124	9,621	73	100,682	899
LargeCap Blend Fund I	240,330	2,449	17,676	97	16,016	84	241,990	2,456
LargeCap Growth Account	108,423	1,642	8,139	79	7,254	69	109,308	1,648
LargeCap Growth Account I	98,254	1,821	6,536	77	5,897	66	98,893	1,827
LargeCap Value Account	39,049	1,323	3,930	68	2,703	44	40,276	1,344
LargeCap Value Account III	87,540	1,102	7,676	52	7,021	45	88,195	1,102
LargeCap Value Fund I	87,276	1,267	7,247	52	6,610	44	87,913	1,271
MidCap Growth Fund III	66,128	401	8,203	45	4,750	25	69,581	421
MidCap Value Fund I	42,231	360	6,123	45	3,538	25	44,816	379
Money Market Account	60,673	61	82,813	83	71,611	72	71,875	72
Preferred Securities Fund	319,116	3,300	7,918	49	20,641	122	306,393	3,178
Real Estate Securities Account	209,085	3,917	19,805	141	18,046	121	210,844	3,906
SmallCap Growth Fund I	12,380	104	1,526	8	1,382	7	12,524	104
SmallCap Growth Fund III	40,079	517	-	-	1,329	7	38,750	500
SmallCap S&P 600 Index Fund	44,808	836	-	-	2,502	22	42,306	811
SmallCap Value Account I	8,128	117	1,006	8	911	7	8,223	117
SmallCap Value Fund	25,564	494	-	-	744	7	24,820	481
Ultra Short Bond Fund	176,585	1,732	2,038	15	-	1	178,623	1,746

	$ 49,635		$ 2,785			$ 2,370		$ 49,646

			Realized Gain/Loss		Realized Gain/Loss from
	Dividends		on Investments		Other Investment Companies
	(000's)		(000's)		(000's)

Bond & Mortgage Securities Account	$ -		$ (217)		$ -
Core Plus Bond Fund I		4		-	-
Disciplined LargeCap Blend Fund		-		(10)	-
Global Diversified Income Fund		4		-	-
High Yield Fund I		-		-	-
Inflation Protection Fund		-		-	-
International Emerging Markets Fund		-		(2)	-
International Fund I		-		(5)	-
International Growth Fund		-		(36)	-
International Value Fund I		-		(3)	-
LargeCap Blend Fund I		-		(6)	-
LargeCap Growth Account		-		(4)	-
LargeCap Growth Account I		-		(5)	-
LargeCap Value Account		-		(3)	-
LargeCap Value Account III		-		(7)	-
LargeCap Value Fund I		-		(4)	-
MidCap Growth Fund III		-		-	-
MidCap Value Fund I		-		(1)	-
Money Market Account		-		-	-
Preferred Securities Fund		42		(49)	-
Real Estate Securities Account		-		(31)	-
SmallCap Growth Fund I		-		(1)	-
SmallCap Growth Fund III		-		(10)	-
SmallCap S&P 600 Index Fund		-		(3)	-
SmallCap Value Account I		-		(1)	-
SmallCap Value Fund		-		(6)	-
Ultra Short Bond Fund		11		-	-

	$ 61		$ (404)		$ -

Schedule of Investments
Principal LifeTime 2020 Account
March 31, 2009 (unaudited)

			Portfolio Summary (unaudited)

			Fund Type	Percent

	Shares	Value
	Held	(000's)	Domestic Equity Funds	44.96%

			Fixed Income Funds	38.38%
INVESTMENT COMPANIES (98.98%)			International Equity Funds	15.64%
Principal Funds, Inc. Institutional Class (53.76%)			Other Assets in Excess of Liabilities, Net	1.02%

Core Plus Bond Fund I (a)	201,631 $	2,101	TOTAL NET ASSETS	100.00%

Disciplined LargeCap Blend Fund (a)	1,495,599	12,294
High Yield Fund I (a)	833,762	6,487
International Emerging Markets Fund (a)	234,230	3,136
International Fund I (a)	372,564	2,720
International Growth Fund (a)	1,546,741	8,925
International Value Fund I (a)	533,512	3,964
LargeCap Blend Fund I (a)	1,186,645	6,230
LargeCap Value Fund I (a)	473,444	3,200
MidCap Growth Fund III (a)(b)	314,643	1,724
MidCap Value Fund I (a)	228,477	1,622
Preferred Securities Fund (a)	1,134,538	6,455
SmallCap Growth Fund I (a)(b)	54,180	293
SmallCap Growth Fund III (a)(b)	297,262	1,620
SmallCap S&P 600 Index Fund (a)	242,125	2,056
SmallCap Value Fund (a)	167,858	1,585

		64,412

Principal Variable Contracts Funds, Inc.
Class 1 (45.22%)
Bond & Mortgage Securities Account (a)	3,342,156	30,948
LargeCap Growth Account (a)	560,773	5,389
LargeCap Growth Account I (a)	541,935	6,427
LargeCap Value Account (a)	202,377	3,333
LargeCap Value Account III (a)	492,541	3,123
Real Estate Securities Account (a)	757,209	4,695
SmallCap Value Account I (a)	36,226	276

		54,191

TOTAL INVESTMENT COMPANIES	$ 118,603

Total Investments	$ 118,603
Other Assets in Excess of Liabilities, Net - 1.02%		1,217

TOTAL NET ASSETS - 100.00%	$ 119,820

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$ 170
Unrealized Depreciation		(89,201)

Net Unrealized Appreciation (Depreciation)		(89,031)
Cost for federal income tax purposes		207,634
All dollar amounts are shown in thousands (000's)

Schedule of Investments
Principal LifeTime 2020 Account
March 31, 2009 (unaudited)

Affiliated Securities

	December 31, 2008		Purchases			Sales	March 31, 2009

	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

Bond & Mortgage Securities Account	3,382,912 $	40,238	- $	-	40,756	$ 378	3,342,156	$ 39,792
Core Plus Bond Fund I	74,107	753	163,637	1,701	36,113	373	201,631	2,080
Disciplined LargeCap Blend Fund	1,457,365	24,114	89,345	747	51,111	421	1,495,599	24,433
High Yield Fund I	815,437	8,177	43,300	333	24,975	191	833,762	8,319
International Emerging Markets Fund	218,655	6,574	25,345	326	9,770	122	234,230	6,777
International Fund I	324,702	5,472	75,244	574	27,382	202	372,564	5,839
International Growth Fund	1,543,744	21,517	37,435	252	34,438	202	1,546,741	21,530
International Value Fund I	496,375	4,467	64,163	489	27,026	202	533,512	4,750
LargeCap Blend Fund I	1,153,531	11,682	75,918	407	42,804	226	1,186,645	11,859
LargeCap Growth Account	545,806	8,189	35,758	340	20,791	195	560,773	8,333
LargeCap Growth Account I	529,714	9,764	29,547	340	17,326	194	541,935	9,909
LargeCap Value Account	196,783	6,504	13,417	227	7,823	130	202,377	6,598
LargeCap Value Account III	476,095	6,106	36,742	240	20,296	130	492,541	6,213
LargeCap Value Fund I	459,836	6,629	32,682	227	19,074	130	473,444	6,723
MidCap Growth Fund III	301,755	3,018	25,859	140	12,971	69	314,643	3,089
MidCap Value Fund I	218,787	2,939	19,357	140	9,667	68	228,477	3,010
Preferred Securities Fund	1,143,419	11,754	28,657	178	37,538	222	1,134,538	11,674
Real Estate Securities Account	722,903	13,602	67,391	453	33,085	221	757,209	13,820
SmallCap Growth Fund I	51,053	448	7,548	40	4,421	23	54,180	465
SmallCap Growth Fund III	296,616	3,747	4,885	27	4,239	23	297,262	3,750
SmallCap S&P 600 Index Fund	245,614	4,467	2,292	20	5,781	50	242,125	4,432
SmallCap Value Account I	34,129	483	5,016	40	2,919	22	36,226	500
SmallCap Value Fund	170,237	3,259	-	-	2,379	22	167,858	3,228

	$ 203,903		$ 7,241			$ 3,816		$ 207,123

			Realized Gain/Loss		Realized Gain/Loss from
	Dividends		on Investments		Other Investment Companies
	(000's)		(000's)		(000's)

Bond & Mortgage Securities Account	$ -		$ (68)		$ -
Core Plus Bond Fund I		13		(1)	-
Disciplined LargeCap Blend Fund		-		(7)	-
High Yield Fund I		-		-	-
International Emerging Markets Fund		-		(1)	-
International Fund I		-		(5)	-
International Growth Fund		-		(37)	-
International Value Fund I		-		(4)	-
LargeCap Blend Fund I		-		(4)	-
LargeCap Growth Account		-		(1)	-
LargeCap Growth Account I		-		(1)	-
LargeCap Value Account		-		(3)	-
LargeCap Value Account III		-		(3)	-
LargeCap Value Fund I		-		(3)	-
MidCap Growth Fund III		-		-	-
MidCap Value Fund I		-		(1)	-
Preferred Securities Fund		152		(36)	-
Real Estate Securities Account		-		(14)	-
SmallCap Growth Fund I		-		-	-
SmallCap Growth Fund III		-		(1)	-
SmallCap S&P 600 Index Fund		-		(5)	-
SmallCap Value Account I		-		(1)	-
SmallCap Value Fund		-		(9)	-

	$ 165		$ (205)		$ -

Schedule of Investments
Principal LifeTime 2030 Account
March 31, 2009 (unaudited)

			Portfolio Summary (unaudited)

			Fund Type	Percent

	Shares	Value
	Held	(000's)	Domestic Equity Funds	53.05%

			Fixed Income Funds	25.57%
INVESTMENT COMPANIES (97.95%)			International Equity Funds	19.33%
Principal Funds, Inc. Institutional Class (62.51%)			Other Assets in Excess of Liabilities, Net	2.05%

Core Plus Bond Fund I (a)	127,589 $	1,330	TOTAL NET ASSETS	100.00%

Disciplined LargeCap Blend Fund (a)	406,219	3,339
High Yield Fund I (a)	215,015	1,673
International Emerging Markets Fund (a)	73,875	989
International Fund I (a)	163,985	1,197
International Growth Fund (a)	304,367	1,756
International Value Fund I (a)	196,430	1,459
LargeCap Blend Fund I (a)	313,871	1,648
LargeCap Value Fund I (a)	140,642	951
MidCap Growth Fund III (a)(b)	99,840	547
MidCap Value Fund I (a)	74,953	532
Preferred Securities Fund (a)	167,549	953
SmallCap Growth Fund I (a)(b)	54,760	296
SmallCap Growth Fund III (a)(b)	48,403	264
SmallCap S&P 600 Index Fund (a)	33,988	289
SmallCap Value Fund (a)	26,354	249

		17,472

Principal Variable Contracts Funds, Inc.
Class 1 (35.44%)
Bond & Mortgage Securities Account (a)	344,814	3,193
LargeCap Growth Account (a)	171,210	1,645
LargeCap Growth Account I (a)	152,461	1,808
LargeCap Value Account (a)	62,950	1,037
LargeCap Value Account III (a)	153,114	971
Real Estate Securities Account (a)	163,727	1,015
SmallCap Value Account I (a)	31,200	238

		9,907

TOTAL INVESTMENT COMPANIES	$ 27,379

Total Investments	$ 27,379
Other Assets in Excess of Liabilities, Net - 2.05%		572

TOTAL NET ASSETS - 100.00%	$ 27,951

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$ 160
Unrealized Depreciation		(17,060)

Net Unrealized Appreciation (Depreciation)		(16,900)
Cost for federal income tax purposes		44,279
All dollar amounts are shown in thousands (000's)

Schedule of Investments
Principal LifeTime 2030 Account
March 31, 2009 (unaudited)

Affiliated Securities

	December 31, 2008		Purchases			Sales	March 31, 2009

	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

Bond & Mortgage Securities Account	350,097 $	4,149	- $	-	5,283	$ 48	344,814	$ 4,093
Core Plus Bond Fund I	57,249	588	75,052	777	4,712	49	127,589	1,316
Disciplined LargeCap Blend Fund	343,982	5,339	75,280	626	13,043	105	406,219	5,859
High Yield Fund I	187,077	1,820	33,682	259	5,744	44	215,015	2,035
International Emerging Markets Fund	56,429	1,519	20,041	255	2,595	33	73,875	1,741
International Fund I	107,375	1,578	64,057	479	7,447	55	163,985	2,002
International Growth Fund	306,289	4,267	7,427	50	9,349	55	304,367	4,242
International Value Fund I	143,708	1,270	60,069	453	7,347	55	196,430	1,668
LargeCap Blend Fund I	261,572	2,483	63,225	336	10,926	57	313,871	2,762
LargeCap Growth Account	142,745	2,044	34,383	326	5,918	55	171,210	2,315
LargeCap Growth Account I	129,306	2,248	27,981	321	4,826	54	152,461	2,515
LargeCap Value Account	52,223	1,643	12,973	217	2,246	36	62,950	1,824
LargeCap Value Account III	121,343	1,428	37,584	243	5,813	36	153,114	1,635
LargeCap Value Fund I	115,107	1,537	30,883	212	5,348	36	140,642	1,713
MidCap Growth Fund III	78,366	733	24,973	134	3,499	18	99,840	849
MidCap Value Fund I	58,836	750	18,739	134	2,622	17	74,953	867
Preferred Securities Fund	170,504	1,731	4,269	27	7,224	42	167,549	1,707
Real Estate Securities Account	128,835	2,178	41,192	274	6,300	42	163,727	2,410
SmallCap Growth Fund I	42,283	420	14,793	78	2,316	12	54,760	486
SmallCap Growth Fund III	47,963	574	832	5	392	2	48,403	577
SmallCap S&P 600 Index Fund	31,940	555	2,986	26	938	9	33,988	572
SmallCap Value Account I	26,873	426	5,240	41	913	7	31,200	460
SmallCap Value Fund	24,965	470	2,132	21	743	7	26,354	484

	$ 39,750		$ 5,294			$ 874		$ 44,132

			Realized Gain/Loss		Realized Gain/Loss from
	Dividends		on Investments		Other Investment Companies
	(000's)		(000's)		(000's)

Bond & Mortgage Securities Account	$ -		$ (8)		$ -
Core Plus Bond Fund I		8		-	-
Disciplined LargeCap Blend Fund		-		(1)	-
High Yield Fund I		-		-	-
International Emerging Markets Fund		-		-	-
International Fund I		-		-	-
International Growth Fund		-		(20)	-
International Value Fund I		-		-	-
LargeCap Blend Fund I		-		-	-
LargeCap Growth Account		-		-	-
LargeCap Growth Account I		-		-	-
LargeCap Value Account		-		-	-
LargeCap Value Account III		-		-	-
LargeCap Value Fund I		-		-	-
MidCap Growth Fund III		-		-	-
MidCap Value Fund I		-		-	-
Preferred Securities Fund		23		(9)	-
Real Estate Securities Account		-		-	-
SmallCap Growth Fund I		-		-	-
SmallCap Growth Fund III		-		-	-
SmallCap S&P 600 Index Fund		-		-	-
SmallCap Value Account I		-		-	-
SmallCap Value Fund		-		-	-

	$ 31		$ (38)		$ -

Schedule of Investments
Principal LifeTime 2040 Account
March 31, 2009 (unaudited)

			Portfolio Summary (unaudited)

			Fund Type	Percent

	Shares	Value
	Held	(000's)	Domestic Equity Funds	59.13%

			International Equity Funds	21.42%
INVESTMENT COMPANIES (99.43%)			Fixed Income Funds	18.88%
Principal Funds, Inc. Institutional Class (65.04%)			Other Assets in Excess of Liabilities, Net	0.57%

Core Plus Bond Fund I (a)	8,819 $	92	TOTAL NET ASSETS	100.00%

Disciplined LargeCap Blend Fund (a)	159,236	1,309
High Yield Fund I (a)	89,035	693
International Emerging Markets Fund (a)	28,450	381
International Fund I (a)	48,078	351
International Growth Fund (a)	170,204	982
International Value Fund I (a)	64,991	483
LargeCap Blend Fund I (a)	126,533	664
LargeCap Value Fund I (a)	59,378	402
MidCap Growth Fund III (a)(b)	39,975	219
MidCap Value Fund I (a)	30,476	216
Preferred Securities Fund (a)	67,526	384
SmallCap Growth Fund I (a)(b)	24,596	133
SmallCap Growth Fund III (a)(b)	23,311	127
SmallCap S&P 600 Index Fund (a)	12,727	108
SmallCap Value Fund (a)	13,383	126

		6,670

Principal Variable Contracts Funds, Inc.
Class 1 (34.39%)
Bond & Mortgage Securities Account (a)	82,891	768
LargeCap Growth Account (a)	70,074	673
LargeCap Growth Account I (a)	69,691	827
LargeCap Value Account (a)	26,556	437
LargeCap Value Account III (a)	63,103	400
Real Estate Securities Account (a)	48,994	304
SmallCap Value Account I (a)	15,591	119

		3,528

TOTAL INVESTMENT COMPANIES	$ 10,198

Total Investments	$ 10,198
Other Assets in Excess of Liabilities, Net - 0.57%		58

TOTAL NET ASSETS - 100.00%	$ 10,256

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$ 13
Unrealized Depreciation		(8,800)

Net Unrealized Appreciation (Depreciation)		(8,787)
Cost for federal income tax purposes		18,985
All dollar amounts are shown in thousands (000's)

Schedule of Investments
Principal LifeTime 2040 Account
March 31, 2009 (unaudited)

Affiliated Securities

	December 31, 2008		Purchases		Sales		March 31, 2009

	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

Bond & Mortgage Securities Account	84,321 $	1,009	-	$ -	1,430	$ 12	82,891 $	994
Core Plus Bond Fund I	5,832	60	4,264	44	1,277	13	8,819	91
Disciplined LargeCap Blend Fund	160,581	2,600	6,870	58	8,215	66	159,236	2,587
High Yield Fund I	90,600	904	1,763	14	3,328	25	89,035	893
International Emerging Markets Fund	27,632	811	2,543	33	1,725	21	28,450	822
International Fund I	45,949	747	7,064	55	4,935	35	48,078	764
International Growth Fund	172,130	2,399	4,174	28	6,100	35	170,204	2,375
International Value Fund I	64,187	574	5,619	43	4,815	33	64,991	581
LargeCap Blend Fund I	127,696	1,266	5,684	31	6,847	34	126,533	1,259
LargeCap Growth Account	70,653	1,065	3,421	32	4,000	36	70,074	1,059
LargeCap Growth Account I	70,184	1,284	2,839	32	3,332	35	69,691	1,280
LargeCap Value Account	26,824	896	1,272	22	1,540	24	26,556	891
LargeCap Value Account III	63,476	798	3,632	24	4,005	24	63,103	795
LargeCap Value Fund I	59,732	836	3,420	24	3,774	24	59,378	833
MidCap Growth Fund III	39,524	386	2,743	15	2,292	12	39,975	389
MidCap Value Fund I	30,151	396	2,043	15	1,718	11	30,476	399
Preferred Securities Fund	69,268	703	1,735	11	3,477	21	67,526	688
Real Estate Securities Account	49,590	924	2,631	18	3,227	20	48,994	918
SmallCap Growth Fund I	24,751	260	764	4	919	5	24,596	259
SmallCap Growth Fund III	23,860	298	328	2	877	5	23,311	294
SmallCap S&P 600 Index Fund	13,021	236	205	2	499	4	12,727	233
SmallCap Value Account I	15,983	268	224	2	616	4	15,591	264
SmallCap Value Fund	13,700	259	183	2	500	5	13,383	255

	$ 18,979			$ 511		$ 504	$ 18,923

					Realized Gain/Loss		Realized Gain/Loss from
		Dividends			on Investments		Other Investment Companies
		(000's)		(000's)			(000's)

Bond & Mortgage Securities Account	$ -			$ (3)		$ -
Core Plus Bond Fund I			1		-			-
Disciplined LargeCap Blend Fund			-		(5)			-
High Yield Fund I			-		-			-
International Emerging Markets Fund			-		(1)			-
International Fund I			-		(3)			-
International Growth Fund			-		(17)			-
International Value Fund I			-		(3)			-
LargeCap Blend Fund I			-		(4)			-
LargeCap Growth Account			-		(2)			-
LargeCap Growth Account I			-		(1)			-
LargeCap Value Account			-		(3)			-
LargeCap Value Account III			-		(3)			-
LargeCap Value Fund I			-		(3)			-
MidCap Growth Fund III			-		-			-
MidCap Value Fund I			-		(1)			-
Preferred Securities Fund			9		(5)			-
Real Estate Securities Account			-		(4)			-
SmallCap Growth Fund I			-		-			-
SmallCap Growth Fund III			-		(1)			-
SmallCap S&P 600 Index Fund			-		(1)			-
SmallCap Value Account I			-		(2)			-
SmallCap Value Fund			-		(1)			-

	$ 10			$ (63)		$ -

Schedule of Investments
Principal LifeTime 2050 Account
March 31, 2009 (unaudited)

			Portfolio Summary (unaudited)

			Fund Type	Percent

	Shares	Value
	Held	(000's)	Domestic Equity Funds	62.94%

			International Equity Funds	22.95%
INVESTMENT COMPANIES (99.77%)			Fixed Income Funds	13.88%
Principal Funds, Inc. Institutional Class (67.38%)			Other Assets in Excess of Liabilities, Net	0.23%

Core Plus Bond Fund I (a)	4,833 $	51	TOTAL NET ASSETS	100.00%

Disciplined LargeCap Blend Fund (a)	102,962	846
High Yield Fund I (a)	60,173	468
International Emerging Markets Fund (a)	19,694	264
International Fund I (a)	36,164	264
International Growth Fund (a)	109,462	632
International Value Fund I (a)	45,911	341
LargeCap Blend Fund I (a)	81,954	430
LargeCap Value Fund I (a)	41,882	283
MidCap Growth Fund III (a)(b)	28,142	154
MidCap Value Fund I (a)	21,138	150
Preferred Securities Fund (a)	33,719	192
SmallCap Growth Fund I (a)(b)	17,244	93
SmallCap Growth Fund III (a)(b)	15,644	85
SmallCap S&P 600 Index Fund (a)	7,513	64
SmallCap Value Fund (a)	9,266	88

		4,405

Principal Variable Contracts Funds, Inc.
Class 1 (32.39%)
Bond & Mortgage Securities Account (a)	21,251	197
LargeCap Growth Account (a)	49,921	480
LargeCap Growth Account I (a)	47,416	562
LargeCap Value Account (a)	18,661	307
LargeCap Value Account III (a)	44,850	284
Real Estate Securities Account (a)	33,488	208
SmallCap Value Account I (a)	10,392	79

		2,117

TOTAL INVESTMENT COMPANIES	$ 6,522

Total Investments	$ 6,522
Other Assets in Excess of Liabilities, Net - 0.23%		15

TOTAL NET ASSETS - 100.00%	$ 6,537

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$ 13
Unrealized Depreciation		(5,685)

Net Unrealized Appreciation (Depreciation)		(5,672)
Cost for federal income tax purposes		12,194
All dollar amounts are shown in thousands (000's)

Schedule of Investments
Principal LifeTime 2050 Account
March 31, 2009 (unaudited)

Affiliated Securities

	December 31, 2008		Purchases		Sales		March 31, 2009

	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

Bond & Mortgage Securities Account	21,739 $	262	-	$ -	488	$ 5	21,251 $	256
Core Plus Bond Fund I	2,625	27	2,644	27	436	4	4,833	50
Disciplined LargeCap Blend Fund	102,899	1,647	6,781	56	6,718	55	102,962	1,647
High Yield Fund I	61,964	617	1,167	9	2,958	21	60,173	605
International Emerging Markets Fund	18,566	534	2,632	33	1,504	18	19,694	549
International Fund I	33,036	536	7,435	56	4,307	33	36,164	559
International Growth Fund	112,166	1,551	2,720	18	5,424	32	109,462	1,519
International Value Fund I	43,980	395	6,107	46	4,176	33	45,911	408
LargeCap Blend Fund I	81,893	805	5,761	30	5,700	30	81,954	804
LargeCap Growth Account	49,865	742	3,727	35	3,671	36	49,921	741
LargeCap Growth Account I	47,386	859	3,081	35	3,051	35	47,416	859
LargeCap Value Account	18,647	616	1,400	23	1,386	23	18,661	615
LargeCap Value Account III	44,105	543	4,327	28	3,582	24	44,850	547
LargeCap Value Fund I	41,829	582	3,409	23	3,356	24	41,882	581
MidCap Growth Fund III	27,289	262	2,847	15	1,994	11	28,142	266
MidCap Value Fund I	20,502	267	2,129	15	1,493	11	21,138	271
Preferred Securities Fund	35,116	357	872	5	2,269	13	33,719	345
Real Estate Securities Account	33,453	654	2,684	18	2,649	18	33,488	653
SmallCap Growth Fund I	17,667	187	428	2	851	5	17,244	183
SmallCap Growth Fund III	16,129	198	414	2	899	4	15,644	195
SmallCap S&P 600 Index Fund	7,717	138	156	1	360	3	7,513	136
SmallCap Value Account I	10,670	185	285	2	563	5	10,392	181
SmallCap Value Fund	9,539	179	232	2	505	5	9,266	175

	$ 12,143			$ 481		$ 448	$ 12,145

					Realized Gain/Loss		Realized Gain/Loss from
		Dividends			on Investments		Other Investment Companies
		(000's)		(000's)			(000's)

Bond & Mortgage Securities Account	$ -			$ (1)		$ -
Core Plus Bond Fund I			-		-			-
Disciplined LargeCap Blend Fund			-		(1)			-
High Yield Fund I			-		-			-
International Emerging Markets Fund			-		-			-
International Fund I			-		-			-
International Growth Fund			-		(18)			-
International Value Fund I			-		-			-
LargeCap Blend Fund I			-		(1)			-
LargeCap Growth Account			-		-			-
LargeCap Growth Account I			-		-			-
LargeCap Value Account			-		(1)			-
LargeCap Value Account III			-		-			-
LargeCap Value Fund I			-		-			-
MidCap Growth Fund III			-		-			-
MidCap Value Fund I			-		-			-
Preferred Securities Fund			5		(4)			-
Real Estate Securities Account			-		(1)			-
SmallCap Growth Fund I			-		(1)			-
SmallCap Growth Fund III			-		(1)			-
SmallCap S&P 600 Index Fund			-		-			-
SmallCap Value Account I			-		(1)			-
SmallCap Value Fund			-		(1)			-

	$ 5			$ (31)		$ -

Schedule of Investments
Principal LifeTime Strategic Income Account
March 31, 2009 (unaudited)

			Portfolio Summary (unaudited)

			Fund Type	Percent

	Shares	Value
	Held	(000's)	Fixed Income Funds	77.13%

			Domestic Equity Funds	15.27%
INVESTMENT COMPANIES (96.69%)			International Equity Funds	4.29%
Principal Funds, Inc. Institutional Class (51.16%)			Other Assets in Excess of Liabilities, Net	3.31%

Core Plus Bond Fund I (a)	59,709 $	622	TOTAL NET ASSETS	100.00%

Disciplined LargeCap Blend Fund (a)	59,328	488
Global Diversified Income Fund (a)	96,200	900
High Yield Fund I (a)	31,907	248
Inflation Protection Fund (a)	339,794	2,423
International Emerging Markets Fund (a)	8,216	110
International Fund I (a)	20,468	149
International Growth Fund (a)	60,340	348
International Value Fund I (a)	20,611	153
LargeCap Blend Fund I (a)	50,627	266
LargeCap Value Fund I (a)	18,241	123
MidCap Growth Fund III (a)(b)	21,457	118
MidCap Value Fund I (a)	18,076	128
Preferred Securities Fund (a)	120,697	687
SmallCap S&P 600 Index Fund (a)	24,753	210
Ultra Short Bond Fund (a)	302,444	2,111

		9,084

Principal Variable Contracts Funds, Inc.
Class 1 (45.53%)
Bond & Mortgage Securities Account (a)	699,422	6,477
LargeCap Growth Account (a)	24,935	240
LargeCap Growth Account I (a)	19,281	229
LargeCap Value Account (a)	11,797	194
LargeCap Value Account III (a)	28,649	182
Money Market Account (a)	230,220	230
Real Estate Securities Account (a)	86,207	534

		8,086

TOTAL INVESTMENT COMPANIES	$ 17,170

Total Investments	$ 17,170
Other Assets in Excess of Liabilities, Net - 3.31%		588

TOTAL NET ASSETS - 100.00%	$ 17,758

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$ 113
Unrealized Depreciation		(7,671)

Net Unrealized Appreciation (Depreciation)		(7,558)
Cost for federal income tax purposes		24,728
All dollar amounts are shown in thousands (000's)

Schedule of Investments
Principal LifeTime Strategic Income Account
March 31, 2009 (unaudited)

Affiliated Securities

	December 31, 2008		Purchases		Sales		March 31, 2009

	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

Bond & Mortgage Securities Account	783,167 $	9,379	-	$ -	83,745	$ 755	699,422 $	8,404
Core Plus Bond Fund I	9,679	99	60,379	623	10,349	107	59,709	615
Disciplined LargeCap Blend Fund	54,513	908	7,250	59	2,435	20	59,328	947
Global Diversified Income Fund	-	-	96,200	810	-	-	96,200	810
High Yield Fund I	26,857	260	7,160	55	2,110	16	31,907	299
Inflation Protection Fund	324,765	3,021	24,637	171	9,608	66	339,794	3,126
International Emerging Markets Fund	7,426	198	1,216	15	426	5	8,216	208
International Fund I	17,381	295	4,334	32	1,247	9	20,468	318
International Growth Fund	60,440	847	1,466	10	1,566	9	60,340	846
International Value Fund I	17,991	162	3,779	28	1,159	8	20,611	182
LargeCap Blend Fund I	47,402	483	5,284	27	2,059	11	50,627	499
LargeCap Growth Account	23,588	359	2,208	21	861	9	24,935	371
LargeCap Growth Account I	18,168	336	1,824	21	711	8	19,281	349
LargeCap Value Account	11,284	384	840	14	327	6	11,797	392
LargeCap Value Account III	27,317	347	2,181	14	849	6	28,649	355
LargeCap Value Fund I	16,988	203	2,053	14	800	5	18,241	212
MidCap Growth Fund III	20,506	201	1,560	8	609	3	21,457	206
MidCap Value Fund I	17,360	204	1,175	8	459	3	18,076	209
Money Market Account	125,116	125	171,702	172	66,598	67	230,220	230
Preferred Securities Fund	156,821	1,620	3,934	24	40,058	197	120,697	1,262
Real Estate Securities Account	77,541	1,417	12,727	82	4,061	27	86,207	1,472
SmallCap S&P 600 Index Fund	23,657	427	1,798	15	702	6	24,753	436
Ultra Short Bond Fund	298,993	2,931	3,451	25	-	-	302,444	2,956

	$ 24,206			$ 2,248		$ 1,343	$ 24,704

					Realized Gain/Loss		Realized Gain/Loss from
		Dividends			on Investments		Other Investment Companies
		(000's)		(000's)			(000's)

Bond & Mortgage Securities Account	$ -			$ (220)			$ -
Core Plus Bond Fund I			4		-			-
Disciplined LargeCap Blend Fund			-		-			-
Global Diversified Income Fund			5		-			-
High Yield Fund I			-		-			-
Inflation Protection Fund			-		-			-
International Emerging Markets Fund			-		-			-
International Fund I			-		-			-
International Growth Fund			-		(2)			-
International Value Fund I			-		-			-
LargeCap Blend Fund I			-		-			-
LargeCap Growth Account			-		-			-
LargeCap Growth Account I			-		-			-
LargeCap Value Account			-		-			-
LargeCap Value Account III			-		-			-
LargeCap Value Fund I			-		-			-
MidCap Growth Fund III			-		-			-
MidCap Value Fund I			-		-			-
Money Market Account			-		-			-
Preferred Securities Fund			19		(185)			-
Real Estate Securities Account			-		-			-
SmallCap S&P 600 Index Fund			-		-			-
Ultra Short Bond Fund			20		-			-

	$ 48			$ (407)			$ -

Schedule of Investments
Real Estate Securities Account
March 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (94.91%)			COMMON STOCKS (continued)
Hotels & Motels (0.23%)			REITS - Regional Malls (continued)
Choice Hotels International Inc	8,200 $	212	Taubman Centers Inc	84,053 $	1,432

					9,784

Private Corrections (1.09%)
Corrections Corp of America (a)	76,900	985	REITS - Shopping Centers (11.16%)
			Acadia Realty Trust	126,678	1,344
REITS - Apartments (17.27%)			Federal Realty Investment Trust	92,938	4,275
American Campus Communities Inc	82,635	1,435	Kimco Realty Corp	44,110	336
AvalonBay Communities Inc	57,866	2,723	Saul Centers Inc	33,775	776
BRE Properties Inc	91,700	1,800	Tanger Factory Outlet Centers	109,525	3,380

Equity Residential	119,165	2,187			10,111

Essex Property Trust Inc	48,435	2,777	REITS - Storage (8.62%)
Home Properties Inc	115,220	3,531	Public Storage	141,230	7,803
Mid-America Apartment Communities Inc	38,453	1,186

		15,639	REITS - Warehouse & Industrial (3.14%)

			AMB Property Corp	110,360	1,589
REITS - Diversified (7.37%)
Digital Realty Trust Inc	98,320	3,262	ProLogis	192,436	1,251

PS Business Parks Inc	20,617	760			2,840

Vornado Realty Trust	79,875	2,655	TOTAL COMMON STOCKS	$ 85,965

		6,677		Principal

REITS - Healthcare (19.52%)				Amount	Value

HCP Inc	274,872	4,907		(000's)	(000's)

Health Care REIT Inc	103,522	3,167	BONDS (1.00%)
LTC Properties Inc	24,310	426	REITS - Apartments (0.18%)
National Health Investors Inc	12,000	322	BRE Properties Inc
Nationwide Health Properties Inc	146,940	3,261	5.50%, 3/15/2017	$ 243	160
Omega Healthcare Investors Inc	109,900	1,547	REITS - Healthcare (0.48%)
Ventas Inc	179,260	4,053	HCP Inc

		17,683	6.00%, 1/30/2017	644	433

REITS - Hotels (3.05%)
DiamondRock Hospitality Co	108,700	436	REITS - Warehouse & Industrial (0.34%)
Hospitality Properties Trust	98,000	1,176	ProLogis
			5.50%, 4/ 1/2012	501	313

Host Hotels & Resorts Inc	203,071	796
LaSalle Hotel Properties	48,590	284	TOTAL BONDS	$ 906

Sunstone Hotel Investors Inc	26,565	70	CONVERTIBLE BONDS (1.81%)

		2,762	REITS - Apartments (0.40%)

			BRE Properties Inc
REITS - Manufactured Homes (2.91%)			4.13%, 8/15/2026	223	184
Equity Lifestyle Properties Inc	69,248	2,638	UDR Inc
			4.00%, 12/15/2035	203	179

REITS - Office Property (9.75%)					363

Alexandria Real Estate Equities Inc	66,088	2,406
Boston Properties Inc	121,915	4,271	REITS - Office Property (0.63%)
Douglas Emmett Inc	117,489	868	Boston Properties LP
Mack-Cali Realty Corp	28,460	564	2.88%, 2/15/2037	234	182
SL Green Realty Corp	66,900	722	Kilroy Realty LP

			3.25%, 4/15/2012 (b)	625	391

		8,831

					573

REITS - Regional Malls (10.80%)
			REITS - Shopping Centers (0.78%)
Simon Property Group Inc	241,115	8,352
			Acadia Realty Trust
			3.75%, 12/15/2026	410	298

Schedule of Investments
Real Estate Securities Account
March 31, 2009 (unaudited)

			Portfolio Summary (unaudited)

	Principal
			REIT	Percent

	Amount	Value
	(000's)	(000's)	REITS - Healthcare	20.00%

			REITS - Apartments	17.85%
CONVERTIBLE BONDS (continued)			REITS - Shopping Centers	11.94%
REITS - Shopping Centers (continued)			REITS - Regional Malls	10.80%
Weingarten Realty Investors			REITS - Office Property	10.38%
3.95%, 8/ 1/2026	$ 552 $	407	REITS - Storage	8.62%

			REITS - Diversified	7.37%
		705	REITS - Warehouse & Industrial	3.48%

			REITS - Hotels	3.05%
TOTAL CONVERTIBLE BONDS		$ 1,641	REITS - Manufactured Homes	2.91%

SHORT TERM INVESTMENTS (1.55%)			Private Corrections	1.09%
			Finance - Investment Banker & Broker	0.79%
Commercial Paper (1.55%)			Commercial Banks	0.76%
Investment in Joint Trading Account; BNP			Hotels & Motels	0.23%
Paribas Finance Inc			Other Assets in Excess of Liabilities, Net	0.73%

0.24%, 4/ 1/2009	$ 710 $	710	TOTAL NET ASSETS	100.00%

Investment in Joint Trading Account; Societe
Generale North America Inc
0.19%, 4/ 1/2009	691	691

		1,401

TOTAL SHORT TERM INVESTMENTS		$ 1,401

Total Investments		$ 89,913
Other Assets in Excess of Liabilities, Net - 0.73%		661

TOTAL NET ASSETS - 100.00%		$ 90,574

(a) Non-Income Producing Security
(b)	Security exempt from registration under Rule 144A of the Securities Act
	of 1933. These securities may be resold in transactions exempt from
	registration, normally to qualified institutional buyers. Unless otherwise
	indicated, these securities are not considered illiquid. At the end of the
	period, the value of these securities totaled $391 or 0.43% of net assets.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation		$ 859
Unrealized Depreciation		(72,901)

Net Unrealized Appreciation (Depreciation)		(72,042)
Cost for federal income tax purposes		161,955
All dollar amounts are shown in thousands (000's)

Schedule of Investments SAM Balanced Portfolio March 31, 2009 (unaudited)

	Shares	Value
	Held	(000's)

INVESTMENT COMPANIES (99.78%)
Principal Funds, Inc. Institutional Class (22.90%)
Disciplined LargeCap Blend Fund (a)	3,176,713 $	26,113
High Yield Fund (a)	3,927,874	23,646
LargeCap Growth Fund II (a)	8,486,140	45,061
Preferred Securities Fund (a)	3,162,372	17,994

		112,814

Principal Variable Contracts Funds, Inc.
Class 1 (76.88%)
Diversified International Account (a)	3,724,649	29,574
Equity Income Account (a)	6,037,299	61,037
Income Account (a)	6,097,267	57,619
International Emerging Markets Account (a)	1,305,848	11,557
LargeCap Growth Account (a)	4,594,191	44,150
LargeCap Value Account III (a)	3,638,961	23,071
MidCap Stock Account (a)	2,174,658	15,636
Money Market Account (a)	2,811,694	2,812
Mortgage Securities Account (a)	6,902,765	72,479
Real Estate Securities Account (a)	1,664,745	10,321
Short-Term Income Account (a)	5,236,155	12,933
SmallCap Growth Account II (a)(b)	1,359,122	8,318
SmallCap Value Account I (a)	1,055,148	8,030
West Coast Equity Account (a)	1,549,379	21,133

		378,670

TOTAL INVESTMENT COMPANIES	$ 491,484

Total Investments	$ 491,484
Other Assets in Excess of Liabilities, Net - 0.22%		1,095

TOTAL NET ASSETS - 100.00%	$ 492,579

(a)	Affiliated Security

(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$ 8,180
Unrealized Depreciation	(151,104)

Net Unrealized Appreciation (Depreciation)	(142,924)
Cost for federal income tax purposes	634,408
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent

Domestic Equity Funds	53.37%
Fixed Income Funds	38.06%
International Equity Funds	8.35%
Other Assets in Excess of Liabilities, Net	0.22%

TOTAL NET ASSETS	100.00%

Schedule of Investments
SAM Balanced Portfolio
March 31, 2009 (unaudited)

Affiliated Securities

	December 31, 2008		Purchases			Sales	March 31, 2009

	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

Disciplined LargeCap Blend Fund	3,262,198 $	49,200	109,334 $	969	194,819	$ 1,472	3,176,713 $	46,851
Diversified International Account	3,448,542	48,189	343,800	2,738	67,693	529	3,724,649	49,613
Equity Income Account	5,320,562	66,994	751,356	7,498	34,619	373	6,037,299	73,929
High Yield Fund	3,511,667	26,178	442,781	2,650	26,574	162	3,927,874	28,615
Income Account	5,577,507	52,917	696,843	6,547	177,083	1,675	6,097,267	57,734
International Emerging Markets	1,114,374	18,190	202,478	1,665	11,004	94	1,305,848	19,564
Account
LargeCap Growth Account	4,318,143	45,414	363,156	3,441	87,108	775	4,594,191	47,811
LargeCap Growth Fund II	7,955,588	62,616	649,192	3,344	118,640	629	8,486,140	64,891
LargeCap Value Account III	3,664,566	31,407	159,383	1,120	184,988	1,073	3,638,961	30,663
MidCap Stock Account	2,109,375	20,989	110,773	765	45,490	345	2,174,658	21,230
Money Market Account	2,947,110	2,947	56,078	56	191,494	191	2,811,694	2,812
Mortgage Securities Account	7,227,529	71,126	10,411	108	335,175	3,477	6,902,765	67,789
Preferred Securities Fund	2,776,416	24,362	385,956	2,221	-	-	3,162,372	26,583
Real Estate Securities Account	1,587,036	22,356	148,460	1,185	70,751	421	1,664,745	22,207
Short-Term Income Account	5,359,722	13,137	126,166	307	249,733	610	5,236,155	12,822
SmallCap Growth Account II	1,359,197	8,877	40,263	258	40,338	233	1,359,122	8,706
SmallCap Value Account I	983,726	13,420	84,258	695	12,836	105	1,055,148	13,886
West Coast Equity Account	1,386,357	20,907	171,439	2,292	8,417	118	1,549,379	23,017

	$ 599,226		$ 37,859			$ 12,282	$ 618,723

			Realized Gain/Loss	Realized Gain/Loss from
	Dividends		on Investments	Other Investment Companies
	(000's)		(000's)	(000's)

Disciplined LargeCap Blend Fund	$ -		$ (1,846)	$ -
Diversified International Account		-	(785)	-
Equity Income Account		-	(190)	-
High Yield Fund		576	(51)	-
Income Account		-	(55)	-
International Emerging Markets Account		-	(197)	-
LargeCap Growth Account		-	(269)	-
LargeCap Growth Fund II		-	(440)	-
LargeCap Value Account III		-	(791)	-
MidCap Stock Account		-	(179)	-
Money Market Account		5	-	-
Mortgage Securities Account		-	32	-
Preferred Securities Fund		399	-	-
Real Estate Securities Account		-	(913)	-
Short-Term Income Account		-	(12)	-
SmallCap Growth Account II		-	(196)	-
SmallCap Value Account I		-	(124)	-
West Coast Equity Account		-	(64)	-

	$ 980		$ (6,080)	$ -

Schedule of Investments SAM Conservative Balanced Portfolio

March 31, 2009 (unaudited)

	Shares	Value
	Held	(000's)

INVESTMENT COMPANIES (100.17%)
Principal Funds, Inc. Institutional Class (20.07%)
Disciplined LargeCap Blend Fund (a)	399,077 $	3,280
High Yield Fund (a)	1,038,570	6,252
LargeCap Growth Fund II (a)	1,127,022	5,985
Preferred Securities Fund (a)	744,767	4,238

		19,755

Principal Variable Contracts Funds, Inc.
Class 1 (80.10%)
Diversified International Account (a)	519,812	4,127
Equity Income Account (a)	783,158	7,918
Income Account (a)	1,861,773	17,594
International Emerging Markets Account (a)	193,234	1,710
LargeCap Growth Account (a)	586,284	5,634
LargeCap Value Account III (a)	435,069	2,758
MidCap Stock Account (a)	350,881	2,523
Money Market Account (a)	941,949	942
Mortgage Securities Account (a)	2,242,450	23,546
Real Estate Securities Account (a)	227,295	1,409
Short-Term Income Account (a)	2,111,206	5,215
SmallCap Growth Account II (a)(b)	184,410	1,129
SmallCap Value Account I (a)	166,304	1,265
West Coast Equity Account (a)	224,565	3,063

		78,833

TOTAL INVESTMENT COMPANIES	$ 98,588

Total Investments	$ 98,588
Liabilities in Excess of Other Assets, Net - (0.17)%		(168)

TOTAL NET ASSETS - 100.00%	$ 98,420

(a)	Affiliated Security

(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$ 1,305
Unrealized Depreciation	(20,457)

Net Unrealized Appreciation (Depreciation)	(19,152)
Cost for federal income tax purposes	117,740
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent

Fixed Income Funds	58.71%
Domestic Equity Funds	35.53%
International Equity Funds	5.93%
Liabilities in Excess of Other Assets, Net	(0.17%)

TOTAL NET ASSETS	100.00%

Schedule of Investments
SAM Conservative Balanced Portfolio
March 31, 2009 (unaudited)

Affiliated Securities

	December 31, 2008		Purchases			Sales	March 31, 2009

	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

Disciplined LargeCap Blend Fund	386,315 $	5,065	60,343 $	521	47,581	$ 378	399,077 $	4,776
Diversified International Account	435,293	5,796	99,175	789	14,656	118	519,812	6,310
Equity Income Account	621,971	8,408	166,080	1,679	4,893	54	783,158	10,003
High Yield Fund	1,003,477	7,294	136,222	818	101,129	618	1,038,570	7,293
Income Account	1,637,345	16,167	351,715	3,317	127,287	1,203	1,861,773	18,150
International Emerging Markets	152,394	2,164	50,738	415	9,898	84	193,234	2,365
Account
LargeCap Growth Account	531,203	5,834	100,408	952	45,327	419	586,284	6,183
LargeCap Growth Fund II	985,146	7,410	208,016	1,055	66,140	349	1,127,022	7,867
LargeCap Value Account III	420,396	3,830	77,864	532	63,191	386	435,069	3,726
MidCap Stock Account	288,704	2,943	82,210	593	20,033	150	350,881	3,267
Money Market Account	666,831	667	275,118	275	-	-	941,949	942
Mortgage Securities Account	1,978,172	20,096	390,926	4,070	126,648	1,310	2,242,450	22,839
Preferred Securities Fund	636,254	5,265	142,483	825	33,970	202	744,767	5,768
Real Estate Securities Account	188,829	2,401	51,868	383	13,402	83	227,295	2,531
Short-Term Income Account	2,357,758	5,801	174,758	427	421,310	1,029	2,111,206	5,173
SmallCap Growth Account II	193,558	1,348	13,347	83	22,495	136	184,410	1,205
SmallCap Value Account I	120,968	1,543	50,467	383	5,131	41	166,304	1,835
West Coast Equity Account	176,993	2,874	58,462	778	10,890	145	224,565	3,417

	$ 104,906		$ 17,895			$ 6,705	$ 113,650

			Realized Gain/Loss	Realized Gain/Loss from
	Dividends		on Investments	Other Investment Companies
	(000's)		(000's)	(000's)

Disciplined LargeCap Blend Fund	$ -		$ (432)	$ -
Diversified International Account		-	(157)	-
Equity Income Account		-	(30)	-
High Yield Fund		157	(201)	-
Income Account		-	(131)	-
International Emerging Markets Account		-	(130)	-
LargeCap Growth Account		-	(184)	-
LargeCap Growth Fund II		-	(249)	-
LargeCap Value Account III		-	(250)	-
MidCap Stock Account		-	(119)	-
Money Market Account		1	-	-
Mortgage Securities Account		-	(17)	-
Preferred Securities Fund		92	(120)	-
Real Estate Securities Account		-	(170)	-
Short-Term Income Account		-	(26)	-
SmallCap Growth Account II		-	(90)	-
SmallCap Value Account I		-	(50)	-
West Coast Equity Account		-	(90)	-

	$ 250		$ (2,446)	$ -

Schedule of Investments SAM Conservative Growth Portfolio

March 31, 2009 (unaudited)

	Shares	Value
	Held	(000's)

INVESTMENT COMPANIES (100.00%)
Principal Funds, Inc. Institutional Class (23.18%)
Disciplined LargeCap Blend Fund (a)	1,218,405 $	10,015
High Yield Fund (a)	821,383	4,945
LargeCap Growth Fund II (a)	3,365,732	17,872
Preferred Securities Fund (a)	461,954	2,629

		35,461

Principal Variable Contracts Funds, Inc.
Class 1 (76.82%)
Diversified International Account (a)	1,635,526	12,986
Equity Income Account (a)	2,467,597	24,948
Income Account (a)	739,817	6,991
International Emerging Markets Account (a)	481,121	4,258
LargeCap Growth Account (a)	1,872,652	17,996
LargeCap Value Account III (a)	1,507,447	9,557
MidCap Stock Account (a)	1,129,593	8,122
Money Market Account (a)	1,224,917	1,225
Mortgage Securities Account (a)	979,621	10,286
Real Estate Securities Account (a)	624,859	3,874
Short-Term Income Account (a)	477,863	1,180
SmallCap Growth Account II (a)(b)	541,759	3,316
SmallCap Value Account I (a)	423,167	3,220
West Coast Equity Account (a)	698,335	9,525

		117,484

TOTAL INVESTMENT COMPANIES	$ 152,945

Total Investments	$ 152,945
Liabilities in Excess of Other Assets, Net - 0.00%		(5)

TOTAL NET ASSETS - 100.00%	$ 152,940

(a)	Affiliated Security

(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$ 1,933
Unrealized Depreciation	(68,268)

Net Unrealized Appreciation (Depreciation)	(66,335)
Cost for federal income tax purposes	219,280
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent

Domestic Equity Funds	70.91%
Fixed Income Funds	17.82%
International Equity Funds	11.27%
Liabilities in Excess of Other Assets, Net	0.00%

TOTAL NET ASSETS	100.00%

Schedule of Investments
SAM Conservative Growth Portfolio
March 31, 2009 (unaudited)

Affiliated Securities

	December 31, 2008		Purchases			Sales	March 31, 2009

	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

Disciplined LargeCap Blend Fund	1,410,866 $	22,860	- $	-	192,461	$ 1,522	1,218,405	$ 19,582
Diversified International Account	1,654,500	25,624	27,149	219	46,123	382	1,635,526	24,953
Equity Income Account	2,500,238	29,008	32,948	326	65,589	699	2,467,597	28,504
High Yield Fund	856,699	6,234	23,477	138	58,793	357	821,383	5,924
Income Account	746,913	6,927	25,754	242	32,850	311	739,817	6,862
International Emerging Markets	461,656	8,979	21,148	182	1,683	14	481,121	9,125
Account
LargeCap Growth Account	1,920,300	21,441	29,447	285	77,095	690	1,872,652	20,803
LargeCap Growth Fund II	3,359,540	27,183	118,589	637	112,397	555	3,365,732	26,804
LargeCap Value Account III	1,514,865	13,616	87,400	613	94,818	551	1,507,447	13,275
MidCap Stock Account	1,162,321	11,872	14,929	109	47,657	360	1,129,593	11,432
Money Market Account	1,225,659	1,226	2,110	2	2,852	3	1,224,917	1,225
Mortgage Securities Account	1,142,046	11,043	-	-	162,425	1,685	979,621	9,449
Preferred Securities Fund	514,412	4,576	12,478	78	64,936	382	461,954	4,037
Real Estate Securities Account	661,608	10,893	25,553	199	62,302	368	624,859	9,931
Short-Term Income Account	470,924	1,171	8,133	20	1,194	3	477,863	1,188
SmallCap Growth Account II	579,203	3,299	13,067	83	50,511	285	541,759	2,953
SmallCap Value Account I	408,349	6,419	14,818	116	-	-	423,167	6,535
West Coast Equity Account	702,473	9,477	15,023	206	19,161	266	698,335	9,391

	$ 221,848		$ 3,455			$ 8,433		$ 211,973

			Realized Gain/Loss	Realized Gain/Loss from
	Dividends		on Investments	Other Investment Companies
	(000's)		(000's)	(000's)

Disciplined LargeCap Blend Fund	$ -		$ (1,756)	$ -
Diversified International Account		-	(508)	-
Equity Income Account		-	(131)	-
High Yield Fund		133	(91)	-
Income Account		-	4	-
International Emerging Markets Account		-	(22)	-
LargeCap Growth Account		-	(233)	-
LargeCap Growth Fund II		-	(461)	-
LargeCap Value Account III		-	(403)	-
MidCap Stock Account		-	(189)	-
Money Market Account		2	-	-
Mortgage Securities Account		-	91	-
Preferred Securities Fund		64	(235)	-
Real Estate Securities Account		-	(793)	-
Short-Term Income Account		-	-	-
SmallCap Growth Account II		-	(144)	-
SmallCap Value Account I		-	-	-
West Coast Equity Account		-	(26)	-

	$ 199		$ (4,897)	$ -

Schedule of Investments SAM Flexible Income Portfolio March 31, 2009 (unaudited)

	Shares	Value
	Held	(000's)

INVESTMENT COMPANIES (99.94%)
Principal Funds, Inc. Institutional Class (19.95%)
Disciplined LargeCap Blend Fund (a)	287,962 $	2,367
High Yield Fund (a)	1,545,596	9,304
LargeCap Growth Fund II (a)	890,764	4,730
Preferred Securities Fund (a)	1,361,853	7,749

		24,150

Principal Variable Contracts Funds, Inc.
Class 1 (79.99%)
Diversified International Account (a)	401,046	3,184
Equity Income Account (a)	531,197	5,370
Income Account (a)	3,003,011	28,379
International Emerging Markets Account (a)	124,400	1,101
LargeCap Growth Account (a)	459,704	4,418
LargeCap Value Account III (a)	604,644	3,833
MidCap Stock Account (a)	364,323	2,620
Money Market Account (a)	318,685	319
Mortgage Securities Account (a)	3,079,522	32,335
Real Estate Securities Account (a)	170,832	1,059
Short-Term Income Account (a)	4,531,737	11,193
SmallCap Growth Account II (a)(b)	145,314	889
SmallCap Value Account I (a)	107,873	821
West Coast Equity Account (a)	95,124	1,298

		96,819

TOTAL INVESTMENT COMPANIES	$ 120,969

Total Investments	$ 120,969
Other Assets in Excess of Liabilities, Net - 0.06%		76

TOTAL NET ASSETS - 100.00%	$ 121,045

(a)	Affiliated Security

(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$ 2,603
Unrealized Depreciation	(16,262)

Net Unrealized Appreciation (Depreciation)	(13,659)
Cost for federal income tax purposes	134,628
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent

Fixed Income Funds	73.76%
Domestic Equity Funds	22.64%
International Equity Funds	3.54%
Other Assets in Excess of Liabilities, Net	0.06%

TOTAL NET ASSETS	100.00%

Schedule of Investments
SAM Flexible Income Portfolio
March 31, 2009 (unaudited)

Affiliated Securities

	December 31, 2008		Purchases			Sales	March 31, 2009

	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

Disciplined LargeCap Blend Fund	345,594 $	4,695	63,330 $	548	120,962	$ 987	287,962	$ 3,383
Diversified International Account	396,970	6,165	50,688	405	46,612	390	401,046	5,567
Equity Income Account	503,361	5,736	101,317	1,036	73,481	781	531,197	5,811
High Yield Fund	1,508,947	10,490	152,003	913	115,354	684	1,545,596	10,531
Income Account	2,783,011	27,001	391,692	3,681	171,692	1,624	3,003,011	28,945
International Emerging Markets	108,708	1,834	32,287	263	16,595	137	124,400	1,653
Account
LargeCap Growth Account	481,013	4,524	71,455	687	92,764	886	459,704	4,195
LargeCap Growth Fund II	902,893	6,858	101,230	522	113,359	612	890,764	6,362
LargeCap Value Account III	700,575	5,986	101,983	694	197,914	1,258	604,644	4,737
MidCap Stock Account	370,516	3,546	43,711	312	49,904	385	364,323	3,284
Money Market Account	318,136	318	549	1	-	-	318,685	319
Mortgage Securities Account	3,192,288	31,983	125,496	1,308	238,262	2,477	3,079,522	30,814
Preferred Securities Fund	1,170,414	9,436	340,242	1,968	148,803	957	1,361,853	9,967
Real Estate Securities Account	212,097	2,479	-	-	41,265	284	170,832	1,740
Short-Term Income Account	4,961,239	12,116	232,771	568	662,273	1,619	4,531,737	11,031
SmallCap Growth Account II	153,233	844	19,959	113	27,878	174	145,314	749
SmallCap Value Account I	113,077	1,412	16,457	117	21,661	183	107,873	1,142
West Coast Equity Account	83,719	1,048	22,032	297	10,627	150	95,124	1,181

	$ 136,471		$ 13,433			$ 13,588		$ 131,411

			Realized Gain/Loss	Realized Gain/Loss from
	Dividends		on Investments	Other Investment Companies
	(000's)		(000's)	(000's)

Disciplined LargeCap Blend Fund	$ -		$ (873)	$ -
Diversified International Account		-	(613)	-
Equity Income Account		-	(180)	-
High Yield Fund		240	(188)	-
Income Account		-	(113)	-
International Emerging Markets Account		-	(307)	-
LargeCap Growth Account		-	(130)	-
LargeCap Growth Fund II		-	(406)	-
LargeCap Value Account III		-	(685)	-
MidCap Stock Account		-	(189)	-
Money Market Account		1	-	-
Mortgage Securities Account		-	-	-
Preferred Securities Fund		163	(480)	-
Real Estate Securities Account		-	(455)	-
Short-Term Income Account		-	(34)	-
SmallCap Growth Account II		-	(34)	-
SmallCap Value Account I		-	(204)	-
West Coast Equity Account		-	(14)	-

	$ 404		$ (4,905)	$ -

Schedule of Investments SAM Strategic Growth Portfolio March 31, 2009 (unaudited)

	Shares	Value
	Held	(000's)

INVESTMENT COMPANIES (99.96%)
Principal Funds, Inc. Institutional Class (26.09%)
Disciplined LargeCap Blend Fund (a)	926,544 $	7,616
High Yield Fund (a)	683,344	4,114
LargeCap Growth Fund II (a)	1,986,222	10,547

		22,277

Principal Variable Contracts Funds, Inc.
Class 1 (73.87%)
Diversified International Account (a)	1,073,569	8,524
Equity Income Account (a)	1,482,136	14,984
International Emerging Markets Account (a)	340,071	3,010
LargeCap Growth Account (a)	1,119,178	10,755
LargeCap Value Account III (a)	1,051,197	6,665
MidCap Stock Account (a)	710,472	5,108
Money Market Account (a)	392,426	392
Real Estate Securities Account (a)	408,547	2,533
Short-Term Income Account (a)	174,879	432
SmallCap Growth Account II (a)(b)	383,843	2,349
SmallCap Value Account I (a)	294,011	2,238
West Coast Equity Account (a)	446,910	6,096

		63,086

TOTAL INVESTMENT COMPANIES	$ 85,363

Total Investments	$ 85,363
Other Assets in Excess of Liabilities, Net - 0.04%		35

TOTAL NET ASSETS - 100.00%	$ 85,398

(a)	Affiliated Security

(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$ 838
Unrealized Depreciation	(44,624)

Net Unrealized Appreciation (Depreciation)	(43,786)
Cost for federal income tax purposes	129,149
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent

Domestic Equity Funds	80.67%
International Equity Funds	13.51%
Fixed Income Funds	5.78%
Other Assets in Excess of Liabilities, Net	0.04%

TOTAL NET ASSETS	100.00%

Schedule of Investments
SAM Strategic Growth Portfolio
March 31, 2009 (unaudited)

Affiliated Securities

	December 31, 2008		Purchases		Sales		March 31, 2009

	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

Disciplined LargeCap Blend Fund	923,300 $	14,574	32,203	$ 259	28,959	$ 237	926,544 $	14,340
Diversified International Account	1,022,064	16,093	64,303	516	12,798	109	1,073,569	16,354
Equity Income Account	1,432,188	18,101	68,110	674	18,162	186	1,482,136	18,479
High Yield Fund	658,659	4,961	47,698	284	23,013	141	683,344	5,060
International Emerging Markets	313,960	5,554	30,506	254	4,395	37	340,071	5,713
Account
LargeCap Growth Account	1,085,144	12,112	67,002	637	32,968	300	1,119,178	12,344
LargeCap Growth Fund II	2,037,475	16,608	44,550	240	95,803	484	1,986,222	15,986
LargeCap Value Account III	1,052,679	9,156	42,681	296	44,163	263	1,051,197	9,007
MidCap Stock Account	713,941	7,234	29,124	207	32,593	241	710,472	7,065
Money Market Account	391,750	392	676	1	-	-	392,426	393
Real Estate Securities Account	375,859	5,978	44,682	330	11,994	71	408,547	6,071
Short-Term Income Account	175,924	438	-	-	1,045	3	174,879	435
SmallCap Growth Account II	374,489	2,326	24,048	148	14,694	88	383,843	2,323
SmallCap Value Account I	267,440	4,200	29,834	229	3,263	28	294,011	4,371
West Coast Equity Account	431,124	5,738	27,517	369	11,731	153	446,910	5,916

	$ 123,465			$ 4,444		$ 2,341	$ 123,857

					Realized Gain/Loss		Realized Gain/Loss from
		Dividends			on Investments		Other Investment Companies
		(000's)		(000's)			(000's)

Disciplined LargeCap Blend Fund	$ -			$ (256)			$ -
Diversified International Account			-		(146)			-
Equity Income Account			-		(110)			-
High Yield Fund			105		(44)			-
International Emerging Markets Account			-		(58)			-
LargeCap Growth Account			-		(105)			-
LargeCap Growth Fund II			-		(378)			-
LargeCap Value Account III			-		(182)			-
MidCap Stock Account			-		(135)			-
Money Market Account			1		-			-
Real Estate Securities Account			-		(166)			-
Short-Term Income Account			-		-			-
SmallCap Growth Account II			-		(63)			-
SmallCap Value Account I			-		(30)			-
West Coast Equity Account			-		(38)			-

	$ 106			$ (1,711)			$ -

Schedule of Investments
Short-Term Bond Account
March 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (66.21%)			BONDS (continued)
Airlines (0.15%)			Automobile Sequential (2.33%)
Delta Air Lines Inc			Capital Auto Receivables Asset Trust
6.62%, 3/18/2011	$ 186 $	162	0.93%, 6/15/2010 (a)	$ 50 $	49
			5.52%, 3/15/2011 (a)	270	202
Appliances (0.09%)			2.01%, 10/15/2012 (a)	425	390
Whirlpool Corp			CPS Auto Trust
1.82%, 6/15/2009 (a)	100	99	5.44%, 11/15/2010 (c)	94	94
			Ford Credit Auto Owner Trust
Asset Backed Securities (3.36%)			5.47%, 9/15/2012 (a)	200	139
Carrington Mortgage Loan Trust			5.60%, 10/15/2012	240	185
0.80%, 12/25/2035 (a)	500	427
			5.69%, 11/15/2012 (a)	225	174
Caterpillar Financial Asset Trust
4.09%, 12/27/2010	168	167	Honda Auto Receivables Owner Trust
			5.46%, 5/23/2011	362	368
Chase Funding Mortgage Loan Asset-Backed
Certificates			Hyundai Auto Receivables Trust
0.98%, 12/25/2033 (a)	35	21	0.96%, 1/17/2012 (a)	260	257
Citigroup Mortgage Loan Trust Inc			Nissan Auto Lease Trust
0.76%, 8/25/2035 (a)	58	50	4.27%, 12/15/2010	390	384
CNH Equipment Trust			Nissan Auto Receivables Owner Trust
1.41%, 9/15/2010 (a)	17	17	4.28%, 7/15/2013	150	151
1.76%, 4/15/2011 (a)	148	148	WFS Financial Owner Trust
4.12%, 5/15/2012	345	347	4.50%, 5/17/2013	160	158

Countrywide Asset-Backed Certificates					2,551

1.02%, 2/25/2037 (a)(b)	325	5	Beverages - Non-Alcoholic (0.23%)
6.02%, 9/25/2046 (a)	900	533	Coca-Cola Enterprises Inc
Countrywide Home Equity Loan Trust			4.25%, 3/ 1/2015	50	51
0.79%, 12/15/2035 (a)	57	22	Panamerican Beverages Inc
0.80%, 2/15/2036 (a)	152	100	7.25%, 7/ 1/2009	200	201

First Horizon Asset Backed Trust					252

0.65%, 10/25/2026 (a)	266	115	Brewery (0.18%)
First-Citizens Home Equity Loan LLC			SABMiller PLC
0.77%, 9/15/2022 (a)(c)	56	32	6.20%, 7/ 1/2011 (c)	200	202
Ford Credit Floorplan Master Owner Trust
1.01%, 6/15/2011 (a)(b)	325	298	Building Products - Cement & Aggregate (0.40%)
GMAC Mortgage Corp Loan Trust			CRH America Inc
0.70%, 8/25/2035 (a)	163	38	6.95%, 3/15/2012	200	179
Great America Leasing Receivables			Martin Marietta Materials Inc
5.39%, 9/15/2011 (c)	490	490	1.32%, 4/30/2010 (a)	280	262

John Deere Owner Trust					441

4.18%, 6/15/2012	300	293
JP Morgan Mortgage Acquisition Corp			Building Products - Wood (0.37%)
0.60%, 3/25/2037 (a)	165	140	Masco Corp
Lehman XS Trust			1.63%, 3/12/2010 (a)	350	317
2.51%, 11/25/2035 (a)	202	111	5.88%, 7/15/2012	111	87

Marriott Vacation Club Owner Trust					404

5.81%, 10/20/2029 (c)	107	85
			Cable/Satellite TV (0.90%)
Nomura Asset Acceptance Corp
0.74%, 1/25/2036 (a)(c)	186	44	Comcast Corp
			5.45%, 11/15/2010	145	148
Popular ABS Mortgage Pass-Through Trust
0.78%, 11/25/2035 (a)	39	38	COX Communications Inc
			4.63%, 1/15/2010	250	248
Swift Master Auto Receivables Trust
0.66%, 6/15/2012 (a)	220	159	7.13%, 10/ 1/2012	150	149

		3,680

Schedule of Investments
Short-Term Bond Account
March 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Cable/Satellite TV (continued)			Diversified Banking Institutions (continued)
Time Warner Cable Inc			Goldman Sachs Group Inc/The
7.50%, 4/ 1/2014	$ 430 $	438	6.88%, 1/15/2011	$ 525 $	531

		983	1.42%, 2/ 6/2012 (a)	150	130

Cellular Telecommunications (0.36%)			JP Morgan Chase & Co
			5.60%, 6/ 1/2011	600	606

Rogers Cable Inc
7.88%, 5/ 1/2012	175	183			2,243

Vodafone Group PLC			Diversified Financial Services (1.05%)
1.66%, 6/15/2011 (a)	225	212	Capmark Financial Group Inc

		395	3.39%, 5/10/2010 (a)	325	88

Chemicals - Diversified (0.07%)			General Electric Capital Corp
			5.25%, 10/19/2012	675	650
Huntsman LLC
11.50%, 7/15/2012	100	78	4.80%, 5/ 1/2013	150	140
			TNK-BP Finance SA
Coatings & Paint (0.19%)			6.13%, 3/20/2012 (c)	325	270

Valspar Corp					1,148

5.63%, 5/ 1/2012	220	204	Diversified Manufacturing Operations (0.22%)
			Tyco Electronics Group SA
Commercial Banks (0.50%)			6.00%, 10/ 1/2012	285	242
American Express Bank FSB
5.50%, 4/16/2013	350	302	Diversified Minerals (0.28%)
HSBC Americas Capital Trust I			BHP Billiton Finance USA Ltd
7.81%, 12/15/2026 (c)	175	124	5.50%, 4/ 1/2014	300	302
Wachovia Bank NA
7.88%, 2/15/2010	125	127	Electric - Generation (0.09%)

		553	CE Casecnan Water & Energy

Computers - Integrated Systems (0.32%)			11.95%, 11/15/2010	18	18
NCR Corp			Indiantown Cogeneration LP
7.13%, 6/15/2009	350	352	9.26%, 12/15/2010	85	81

					99

Computers - Memory Devices (0.07%)			Electric - Integrated (0.76%)
Seagate Technology HDD Holdings			Integrys Energy Group Inc
6.38%, 10/ 1/2011	100	73	7.00%, 11/ 1/2009	325	329
			Ohio Power Co
Containers - Paper & Plastic (0.08%)			1.60%, 4/ 5/2010 (a)	200	195
Pactiv Corp			Pepco Holdings Inc
5.88%, 7/15/2012	90	86	1.89%, 6/ 1/2010 (a)	175	164
			Scottish Power Ltd
Credit Card Asset Backed Securities (1.36%)			4.91%, 3/15/2010	150	148

American Express Credit Account Master Trust
0.84%, 3/15/2012 (a)	600	580			836

BA Credit Card Trust			Electronic Connectors (0.16%)
1.16%, 3/15/2012 (a)	350	332	Thomas & Betts Corp
Cabela's Master Credit Card Trust			7.25%, 6/ 1/2013	175	177
4.31%, 12/16/2013 (c)	630	585

		1,497	Fiduciary Banks (0.28%)

			Bank of New York Mellon Corp/The
Diversified Banking Institutions (2.05%)			4.50%, 4/ 1/2013	310	307
Bank of America Corp
4.90%, 5/ 1/2013	350	314	Finance - Auto Loans (0.15%)
Citigroup Inc			Ford Motor Credit Co LLC
5.50%, 8/27/2012	300	267	9.88%, 8/10/2011	100	76
5.50%, 4/11/2013	450	395

Schedule of Investments
Short-Term Bond Account
March 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Finance - Auto Loans (continued)			Food - Miscellaneous/Diversified (0.53%)
Nissan Motor Acceptance Corp			General Mills Inc
4.63%, 3/ 8/2010 (c)	$ 90 $	85	1.25%, 1/22/2010 (a)	$ 200 $	197

		161	8.02%, 2/ 5/2013	350	380

Finance - Commercial (0.34%)					577

CIT Group Inc			Gas - Distribution (0.27%)
1.40%, 4/27/2011 (a)	200	134	Sempra Energy
Textron Financial Canada Funding Corp			4.75%, 5/15/2009	175	175
5.13%, 11/ 1/2010	325	244	Southern California Gas Co

		378	1.43%, 12/ 1/2009 (a)	125	125

Finance - Consumer Loans (0.35%)					300

HSBC Finance Corp			Home Equity - Other (2.05%)
1.52%, 11/16/2009 (a)	300	288	Bear Stearns Asset Backed Securities Trust
1.67%, 9/14/2012 (a)	150	98	1.12%, 3/25/2034 (a)	72	49

		386	0.70%, 6/25/2047 (a)	525	225

Finance - Credit Card (0.23%)			Countrywide Asset-Backed Certificates
			6.09%, 6/25/2021 (a)	1,294	283
Capital One Bank USA NA
5.75%, 9/15/2010	250	249	First NLC Trust
			0.75%, 5/25/2035 (a)	67	37
Finance - Investment Banker & Broker (1.52%)			0.85%, 5/25/2035 (a)	60	28
Bear Stearns Cos LLC/The			GMAC Mortgage Corp Loan Trust
1.35%, 7/16/2009 (a)	240	240	4.62%, 6/25/2035 (a)	62	58
1.45%, 11/28/2011 (a)	400	384	5.75%, 10/25/2036	500	268
Jefferies Group Inc			6.05%, 12/25/2037 (a)	335	99
5.88%, 6/ 8/2014	315	250	GSAA Trust
Merrill Lynch & Co Inc			6.04%, 7/25/2036	400	200
1.45%, 2/ 5/2010 (a)	50	47	Indymac Seconds Asset Backed Trust
1.37%, 11/ 1/2011 (a)	200	164	5.77%, 5/25/2036 (a)	600	478
1.50%, 6/ 5/2012 (a)	125	97	JP Morgan Mortgage Acquisition Corp
6.05%, 8/15/2012	215	185	0.78%, 7/25/2035 (a)	12	12
5.45%, 2/ 5/2013	65	53	Mastr Asset Backed Securities Trust
			1.02%, 3/25/2035 (a)	200	16
6.15%, 4/25/2013	300	252	New Century Home Equity Loan Trust

		1,672	0.81%, 3/25/2035 (a)(b)	5	2

Finance - Leasing Company (0.27%)			Option One Mortgage Loan Trust
International Lease Finance Corp			0.97%, 3/25/2037 (a)(b)	275	7
1.49%, 1/15/2010 (a)	225	178	Residential Asset Securities Corp
5.30%, 5/ 1/2012	200	114	4.59%, 8/25/2031	165	150

		292	4.47%, 3/25/2032	239	170

			0.79%, 7/25/2035 (a)	32	30
Finance - Mortgage Loan/Banker (7.73%)			Specialty Underwriting & Residential Finance
Countrywide Financial Corp			1.03%, 2/25/2035 (a)	14	6
5.80%, 6/ 7/2012	225	195
			0.75%, 3/25/2036 (a)	9	9
Fannie Mae
6.63%, 9/15/2009	3,000	3,078	WAMU Asset-Backed Certificates
			0.69%, 5/25/2037 (a)	200	116

5.13%, 4/15/2011	2,000	2,142
					2,243

Federal Home Loan Banks
4.50%, 10/ 9/2009	3,000	3,056	Home Equity - Sequential (0.98%)

		8,471	BNC Mortgage Loan Trust

			0.69%, 7/25/2037 (a)	386	53
Finance - Other Services (0.18%)			Countrywide Asset-Backed Certificates
BP Capital Markets PLC			5.68%, 6/25/2035	985	413
3.13%, 3/10/2012	200	201
			5.71%, 11/25/2035 (a)	750	89

Schedule of Investments
Short-Term Bond Account
March 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Home Equity - Sequential (continued)			Metal - Diversified (0.02%)
Countrywide Asset-Backed Certificates			Xstrata Canada Corp
(continued)			7.25%, 7/15/2012	$ 30 $		25
5.56%, 4/25/2036	$ 563 $	138
5.51%, 8/25/2036	275	76	Metal Processors & Fabrication (0.14%)
5.81%, 11/25/2036	595	133	Timken Co
New Century Home Equity Loan Trust			5.75%, 2/15/2010	150		150
4.76%, 11/25/2033	197	169

		1,071	Money Center Banks (0.31%)

			Deutsche Bank AG/London
Life & Health Insurance (1.41%)			5.38%, 10/12/2012	335		340
New York Life Global Funding
4.65%, 5/ 9/2013 (c)	455	443	Mortgage Backed Securities (19.92%)
Pacific Life Global Funding			ACT Depositors Corp
1.46%, 6/22/2011 (a)(c)	225	224	0.82%, 9/22/2041 (a)(d)	376		34
Prudential Financial Inc			Adjustable Rate Mortgage Trust
5.15%, 1/15/2013	500	372	1.09%, 2/25/2035 (a)	13		6
StanCorp Financial Group Inc			0.79%, 8/25/2036 (a)(b)	296		51
6.88%, 10/ 1/2012	285	251	Banc of America Commercial Mortgage Inc
Sun Life Financial Global Funding LP			7.33%, 11/15/2031	157		157
1.74%, 7/ 6/2010 (a)(c)	125	119	6.85%, 4/15/2036	100		100
Unum Group			0.64%, 7/10/2042 (a)	14,337		171
5.86%, 5/15/2009	135	134

			5.09%, 7/10/2043	750		623
		1,543

			0.06%, 10/10/2045	45,514		120
Machinery - Farm (0.23%)			0.40%, 7/10/2046 (a)	37,102		526
Case New Holland Inc			Banc of America Mortgage Securities Inc
6.00%, 6/ 1/2009	250	248	4.61%, 3/25/2034 (a)	228		182
			4.79%, 5/25/2035 (a)	230		211
Medical - Drugs (1.47%)			Bear Stearns Adjustable Rate Mortgage Trust
Abbott Laboratories			5.08%, 9/25/2034 (a)	229		147
5.15%, 11/30/2012	500	543	Bear Stearns Alt-A Trust
Eli Lilly & Co			0.80%, 7/25/2035 (a)	22		4
4.20%, 3/ 6/2014	285	294	6.24%, 7/25/2036 (a)	1,090		42
Pfizer Inc			Bear Stearns Commercial Mortgage Securities
4.45%, 3/15/2012	750	770	7.00%, 5/20/2030	285		290

		1,607	0.47%, 5/11/2039 (a)(c)	1,833		18

Medical - HMO (0.22%)			0.21%, 2/11/2041 (a)	5,973		45
UnitedHealth Group Inc			Bella Vista Mortgage Trust
4.88%, 2/15/2013	250	243	0.79%, 5/20/2045 (a)(b)	44		17
			Chase Mortgage Finance Corp
Medical - Wholesale Drug Distribution (0.43%)			5.80%, 3/25/2037 (a)	486		43
Cardinal Health Inc			4.83%, 7/25/2037 (a)(b)	148		92
1.70%, 10/ 2/2009 (a)	150	148	Citigroup/Deutsche Bank Commercial
5.65%, 6/15/2012	325	321	Mortgage Trust

		469	0.25%, 11/15/2044 (c)	25,566		231

Medical Products (0.31%)			0.42%, 10/15/2048 (a)(b)	19,267		298
Angiotech Pharmaceuticals Inc			0.34%, 12/11/2049 (a)	53,022		631
5.01%, 12/ 1/2013 (a)	125	81	0.38%, 12/11/2049 (a)(b)(c)	13,493		186
Covidien International Finance SA			Commercial Mortgage Pass Through Certificates
5.45%, 10/15/2012	250	257	1.50%, 6/10/2010 (a)(c)	1,766		29

		338	0.08%, 12/10/2046 (a)(c)	6,569		45

			Countrywide Alternative Loan Trust
			1.57%, 2/25/2035 (a)	210		56
			2.94%, 7/20/2035 (a)	129		40

Schedule of Investments
Short-Term Bond Account
March 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Mortgage Backed Securities (continued)			Mortgage Backed Securities (continued)
Countrywide Alternative Loan Trust (continued)			Greenwich Capital Commercial Funding Corp
0.94%, 12/25/2035 (a)	$ 267 $	64	(continued)
2.63%, 2/25/2036 (a)	235	101	0.30%, 12/10/2049 (a)(c)	$ 25,302 $		297
6.00%, 5/25/2036	309	156	GSR Mortgage Loan Trust
6.00%, 5/25/2036	79	77	4.78%, 7/25/2035 (a)	209		168
0.80%, 6/25/2036 (a)(b)	688	98	Impac CMB Trust
			1.52%, 10/25/2033 (a)	18		11
1.02%, 9/25/2036 (a)	172	84	2.07%, 10/25/2034 (a)(b)	44		8
0.82%, 5/20/2046 (a)	614	68	1.28%, 1/25/2035 (a)	176		88
Countrywide Asset-Backed Certificates
0.80%, 11/25/2035 (a)	24	20	0.83%, 4/25/2035 (a)	33		7
0.79%, 1/25/2036 (a)	299	213	0.95%, 4/25/2035 (a)	32		6
Countrywide Home Loan Mortgage Pass			0.82%, 8/25/2035 (a)	13		2
Through Trust			1.03%, 8/25/2035 (a)(b)	41		8
4.49%, 12/25/2033	278	263	1.06%, 8/25/2035 (a)	46		8
4.39%, 6/20/2035 (a)	64	59	0.77%, 4/25/2037 (a)	369		153
5.82%, 9/20/2036 (a)	609	121	Impac Secured Assets CMN Owner Trust
Credit Suisse Mortgage Capital Certificates			0.92%, 11/25/2034 (a)	600		279
0.12%, 12/15/2039	3,798	37	Indymac Index Mortgage Loan Trust
5.87%, 9/15/2040	375	147	1.12%, 4/25/2034 (a)	15		9
CS First Boston Mortgage Securities Corp			0.75%, 4/25/2035 (a)	40		17
6.38%, 12/16/2035	438	441	0.85%, 4/25/2035 (a)	28		5
1.09%, 3/15/2036 (a)(c)	2,263	22	5.19%, 7/25/2035 (a)	516		89
0.23%, 5/15/2036 (a)(c)	3,528	21	0.70%, 1/25/2037 (a)	485		166
0.50%, 7/15/2036 (a)(c)	3,243	43	0.76%, 6/25/2037 (a)(b)	416		177
0.24%, 8/15/2038 (c)	41,283	294	JP Morgan Chase Commercial Mortgage
Fannie Mae			Securities Corp
0.82%, 2/25/2032 (a)	124	121	1.22%, 10/12/2035 (a)(c)	5,331		135
Fannie Mae Whole Loan			6.96%, 11/15/2035 (a)(c)	175		175
0.72%, 5/25/2035 (a)	99	87	0.68%, 10/12/2037 (a)(c)	2,841		90
Freddie Mac			5.30%, 5/15/2047 (a)(b)	750		617
5.13%, 12/15/2013	162	162	5.31%, 1/15/2049	325		260
1.01%, 6/15/2023 (a)	76	75	0.33%, 2/12/2051 (a)	28,221		314
0.96%, 7/15/2023 (a)	518	510	JP Morgan Mortgage Trust
0.86%, 10/15/2034 (a)	28	28	3.81%, 5/25/2034	158		130
GE Capital Commercial Mortgage Corp			5.11%, 6/25/2035 (a)	121		105
0.22%, 5/10/2014	32,827	255	4.97%, 8/25/2035 (a)	500		293
Ginnie Mae			5.79%, 1/25/2037 (a)	453		257
1.30%, 10/16/2012 (a)	2,625	76	5.69%, 4/25/2037 (a)	400		172
1.07%, 2/16/2047 (a)	7,713	372	LB-UBS Commercial Mortgage Trust
0.82%, 3/16/2047 (a)	2,182	114	6.06%, 6/15/2020	17		17
GMAC Commercial Mortgage Securities Inc			5.39%, 6/15/2026	158		157
0.81%, 3/10/2038 (a)(c)	1,025	15	3.09%, 5/15/2027	3		3
0.35%, 8/10/2038 (a)(c)	16,197	141	3.63%, 10/15/2029	93		92
GMAC Mortgage Corp Loan Trust			0.50%, 7/15/2035 (a)(c)	2,043		59
5.25%, 7/25/2034	200	183	0.62%, 10/15/2035 (a)(c)	4,828		157
Greenpoint Mortgage Funding Trust
0.79%, 6/25/2045 (a)	44	15	1.05%, 3/15/2036 (a)(c)	920		17
0.82%, 6/25/2045 (a)	42	7	0.51%, 8/15/2036 (a)(c)	740		9
0.83%, 10/25/2045 (a)	86	36	0.51%, 2/15/2040 (a)	3,241		57
			MASTR Asset Securitization Trust
Greenwich Capital Commercial Funding Corp			5.25%, 9/25/2033 (a)	156		153
0.11%, 4/10/2037 (c)	58,956	164
0.71%, 8/10/2042 (a)(c)	3,546	59

Schedule of Investments
Short-Term Bond Account
March 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Mortgage Backed Securities (continued)			Mortgage Backed Securities (continued)
Merrill Lynch Mortgage Trust			WaMu Mortgage Pass Through Certificates
0.16%, 11/12/2035 (a)(c)	$ 11,612 $	36	(continued)
0.13%, 7/12/2038	45,734	249	0.79%, 4/25/2045 (a)	$ 56 $	17
5.61%, 5/12/2039 (a)	575	514	0.81%, 7/25/2045 (a)	43	18
0.25%, 9/12/2042 (a)	17,038	115	0.77%, 11/25/2045 (a)	45	41
Merrill Lynch/Countrywide Commercial			Washington Mutual Alternative Mortgage
Mortgage Trust			Pass-Through Certificates
0.11%, 7/12/2046 (a)(b)(c)	16,855	152	0.80%, 6/25/2046 (a)	444	65
0.65%, 7/12/2046	23,243	583	0.70%, 1/25/2047 (a)	333	64
0.50%, 9/12/2049 (a)	12,084	237	Wells Fargo Mortgage Backed Securities Trust
0.15%, 12/12/2049 (a)(c)	8,650	73	4.19%, 6/25/2035 (a)	425	423
0.62%, 12/12/2049 (a)	13,860	312	5.24%, 4/25/2036 (a)	512	124

5.11%, 12/12/2049 (a)	455	392			21,842

Morgan Stanley Capital I			Multi-Line Insurance (0.09%)
0.99%, 1/13/2041 (a)(c)	13,082	282	CNA Financial Corp
0.74%, 5/24/2043 (a)(c)	300	197	6.00%, 8/15/2011	100	87
0.12%, 12/15/2043 (a)(c)	6,497	50	Genworth Financial Inc
0.90%, 8/25/2046 (a)	375	5	6.15%, 11/15/2066 (a)	100	13

Morgan Stanley Dean Witter Capital I					100

6.54%, 2/15/2031	58	58	Multimedia (0.16%)
New Century Alternative Mortgage Loan Trust			Time Warner Inc
5.91%, 7/25/2036 (a)	625	519	1.46%, 11/13/2009 (a)	175	172
Residential Accredit Loans Inc
6.00%, 11/25/2032	338	332	Mutual Insurance (0.12%)
5.84%, 12/25/2035 (a)	66	14	Health Care Service Corp
0.67%, 2/25/2047 (a)	759	280	7.75%, 6/15/2011 (c)	125	132
Residential Funding Mortgage Securities I
5.16%, 11/25/2035 (a)	235	127	Office Automation & Equipment (0.27%)
5.67%, 2/25/2036 (a)	139	85	Xerox Corp
1.12%, 7/25/2036 (a)	218	175	2.06%, 12/18/2009 (a)	200	194
Structured Adjustable Rate Mortgage Loan Trust			5.50%, 5/15/2012	115	100

1.22%, 8/25/2034 (a)(b)	264	13			294

0.71%, 7/25/2037 (a)	278	103	Office Furnishings - Original (0.11%)
Structured Asset Mortgage Investments Inc			Steelcase Inc
0.82%, 5/25/2045 (a)	32	11	6.50%, 8/15/2011	120	119
0.83%, 9/25/2045 (a)	47	20
Structured Asset Securities Corp			Oil - Field Services (0.31%)
4.50%, 2/25/2033	336	291	Weatherford International Inc
5.50%, 6/25/2036 (a)	700	179	6.63%, 11/15/2011	125	122
Thornburg Mortgage Securities Trust			5.95%, 6/15/2012	225	215

0.87%, 12/25/2033 (a)	297	228			337

Wachovia Bank Commercial Mortgage Trust
0.14%, 1/15/2041 (a)(c)	4,687	18	Oil Company - Exploration & Production (0.52%)
0.33%, 4/15/2042 (a)(c)	30,985	263	Canadian Natural Resources Ltd
			5.15%, 2/ 1/2013	325	309
5.25%, 12/15/2043	625	468	Devon OEI Operating Inc
WAMU Commercial Mortgage Securities Trust			7.25%, 10/ 1/2011	250	264

3.83%, 1/25/2035 (c)	122	118			573

WaMu Mortgage Pass Through Certificates
3.75%, 3/25/2033 (a)	68	47	Oil Company - Integrated (1.11%)
3.79%, 6/25/2034 (a)	485	477	Chevron Corp
4.83%, 9/25/2035 (a)	200	144	3.95%, 3/ 3/2014	600	616
0.92%, 7/25/2044 (a)	29	12

Schedule of Investments
Short-Term Bond Account
March 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Oil Company - Integrated (continued)			REITS - Apartments (0.13%)
Husky Energy Inc			Camden Property Trust
6.25%, 6/15/2012	$ 200 $	193	4.38%, 1/15/2010	$ 75 $		74
Shell International Finance BV			UDR Inc
4.00%, 3/21/2014	400	406	5.50%, 4/ 1/2014	100		73

		1,215				147

Oil Refining & Marketing (0.09%)			REITS - Diversified (0.21%)
Valero Energy Corp			Liberty Property LP
6.88%, 4/15/2012	100	101	7.75%, 4/15/2009	235		235

Pipelines (1.00%)			REITS - Healthcare (0.31%)
Enbridge Inc			Nationwide Health Properties Inc
5.80%, 6/15/2014	315	302	6.50%, 7/15/2011	200		183
NGPL Pipeco LLC			6.25%, 2/ 1/2013	175		161

6.51%, 12/15/2012 (c)	375	358				344

ONEOK Partners LP
5.90%, 4/ 1/2012	130	127	REITS - Mortgage (0.51%)
Rockies Express Pipeline LLC			iStar Financial Inc
5.10%, 8/20/2009 (a)(c)	140	140	1.66%, 9/15/2009 (a)	125		106
TEPPCO Partners LP			1.63%, 3/ 9/2010 (a)	200		132
7.63%, 2/15/2012	175	173	6.00%, 12/15/2010	450		252

		1,100	5.65%, 9/15/2011	175		72

						562

Property Trust (0.19%)
WEA Finance LLC / WCI Finance LLC			REITS - Office Property (0.10%)
5.40%, 10/ 1/2012 (c)	250	208	Brandywine Operating Partnership LP
			5.63%, 12/15/2010	123		110
Quarrying (0.18%)
Vulcan Materials Co			REITS - Regional Malls (0.12%)
2.57%, 12/15/2010 (a)	200	199	Simon Property Group LP
			4.60%, 6/15/2010	45		42
Real Estate Operator & Developer (0.27%)			5.60%, 9/ 1/2011	105		94

Regency Centers LP						136

8.45%, 9/ 1/2010	315	296
			REITS - Shopping Centers (0.11%)
Regional Banks (0.91%)			Federal Realty Investment Trust
BAC Capital Trust XIII			6.00%, 7/15/2012	150		125
1.72%, 3/15/2043 (a)	235	44
BAC Capital Trust XIV			REITS - Warehouse & Industrial (0.40%)
5.63%, 3/15/2043 (a)	300	66	ProLogis
Capital One Financial Corp			1.50%, 8/24/2009 (a)	275		257
5.70%, 9/15/2011	160	144	5.50%, 3/ 1/2013	300		178

First Union Institutional Capital I						435

8.04%, 12/ 1/2026	250	190	Rental - Auto & Equipment (0.38%)
NB Capital Trust II			Erac USA Finance Co
7.83%, 12/15/2026	175	74	1.42%, 4/30/2009 (a)(c)	200		199
SunTrust Preferred Capital I			5.80%, 10/15/2012 (c)	275		214

5.85%, 12/31/2049 (a)	200	50				413

Wachovia Corp
5.35%, 3/15/2011	350	340	Retail - Drug Store (0.26%)
1.41%, 3/ 1/2012 (a)	100	86	CVS Caremark Corp

		994	1.56%, 6/ 1/2010 (a)	300		289

Schedule of Investments
Short-Term Bond Account
March 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Rubber - Tires (0.09%)			Transport - Rail (0.16%)
Goodyear Tire & Rubber Co/The			CSX Corp
6.32%, 12/ 1/2009 (a)	$ 100 $	95	4.88%, 11/ 1/2009	$ 180 $	180

			TOTAL BONDS	$ 72,590

Special Purpose Banks (0.18%)
Korea Development Bank			SENIOR FLOATING RATE INTERESTS (0.38%)
1.56%, 4/ 3/2010 (a)	200	194	Aerospace & Defense Equipment (0.05%)
			Sequa Corp, Term Loan B
Special Purpose Entity (0.54%)			3.76%, 12/ 7/2014 (a)	95	52
BAE Systems Holdings Inc
4.75%, 8/15/2010 (c)	250	252	Publishing - Periodicals (0.08%)
Genworth Global Funding Trusts			Dex Media East LLC, Term Loan B
5.20%, 10/ 8/2010	200	170	3.28%, 10/17/2014 (a)	244	84
Williams Cos Inc Credit Linked Certificate
Trust/The			Retail - Building Products (0.17%)
4.42%, 5/ 1/2009 (a)(c)	175	175	HD Supply Inc, Term Loan B

		597	1.73%, 8/30/2012 (a)	237	192

Steel - Producers (0.45%)			Satellite Telecommunications (0.08%)
Ispat Inland ULC			Telesat Canada Inc, Term Loan B
9.75%, 4/ 1/2014	240	218	4.18%, 9/ 1/2014 (a)	91	79
Nucor Corp			Telesat Canada Inc, Term Loan DD
5.00%, 12/ 1/2012	105	107	4.46%, 10/31/2014 (a)	8	7

United States Steel Corp					86
5.65%, 6/ 1/2013	225	170

		495	TOTAL SENIOR FLOATING RATE INTERESTS	$ 414

Telephone - Integrated (1.28%)			U.S. GOVERNMENT & GOVERNMENT AGENCY
British Telecommunications PLC			OBLIGATIONS (28.08%)
5.15%, 1/15/2013	675	626	Federal Home Loan Mortgage Corporation
			(FHLMC) (1.50%)
Koninklijke KPN NV			4.50%, 9/ 1/2010	62	63
8.00%, 10/ 1/2010	250	258	4.50%, 2/ 1/2011	41	42
Telecom Italia Capital SA			4.50%, 4/ 1/2011	179	184
1.65%, 2/ 1/2011 (a)	100	87
			4.50%, 11/ 1/2011	150	154
1.75%, 7/18/2011 (a)	120	104
Verizon California Inc			4.10%, 12/ 1/2034 (a)	183	183
6.70%, 9/ 1/2009	325	331	4.55%, 1/ 1/2035 (a)	105	105

		1,406	4.88%, 6/ 1/2035 (a)	550	563

			4.55%, 9/ 1/2035 (a)	149	150
Television (0.10%)			4.98%, 9/ 1/2035 (a)	198	204

Univision Communications Inc					1,648

7.85%, 7/15/2011	175	112
			Federal National Mortgage Association (FNMA) (2.50%)
Tobacco (0.37%)			4.00%, 5/ 1/2010	32	32
Reynolds American Inc			4.50%, 5/ 1/2010	35	36
6.50%, 7/15/2010	225	226	4.00%, 6/ 1/2010	14	15
2.02%, 6/15/2011 (a)	200	180	4.50%, 6/ 1/2010	79	80

		406	4.00%, 7/ 1/2010	22	22

Tools - Hand Held (0.27%)			4.00%, 8/ 1/2010	10	10
Snap-On Inc			4.00%, 3/ 1/2011	42	43
1.48%, 1/12/2010 (a)	300	297	4.50%, 5/ 1/2011	54	55
			4.50%, 7/ 1/2011	106	108
			4.50%, 8/ 1/2011	208	215
			4.73%, 12/ 1/2032 (a)	82	84
			4.54%, 4/ 1/2033 (a)	290	293

Schedule of Investments
Short-Term Bond Account
March 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

U.S. GOVERNMENT & GOVERNMENT AGENCY			REPURCHASE AGREEMENTS (continued)
OBLIGATIONS (continued)			Money Center Banks (4.11%)
Federal National Mortgage Association (FNMA)			Investment in Joint Trading Account; Bank
(continued)			of America Repurchase Agreement; 0.12%
4.54%, 5/ 1/2033 (a)	$ 237 $	239	dated 3/31/2009 maturing 4/01/2009
5.38%, 12/ 1/2033 (a)	35	35	(collateralized by Sovereign Agency
4.31%, 7/ 1/2034 (a)	158	161	Issues; $3,199,000; 1.625% - 5.00%; dated
4.26%, 8/ 1/2034 (a)	86	88	04/26/11 - 05/11/17)	$ 3,136 $	3,136
4.29%, 9/ 1/2034 (a)	109	108	Investment in Joint Trading Account;
			Deutsche Bank Repurchase Agreement;
4.28%, 1/ 1/2035 (a)	31	31	0.19%; dated 3/31/2009 maturing
4.50%, 1/ 1/2035 (a)	134	137	4/01/2009 (collateralized by Sovereign
4.86%, 2/ 1/2035 (a)	22	23	Agency Issues; $1,399,000; 2.265% -
4.59%, 4/ 1/2035 (a)	251	252	5.90%; dated 04/14/09 - 08/14/18)	1,372	1,372

5.11%, 6/ 1/2035 (a)	36	36			4,508

4.90%, 9/ 1/2035 (a)	373	383	TOTAL REPURCHASE AGREEMENTS	$ 6,076

4.30%, 2/ 1/2037 (a)	251	249	Total Investments	$ 112,471

		2,735	Liabilities in Excess of Other Assets, Net - (2.58)%		(2,834)

U.S. Treasury (24.08%)			TOTAL NET ASSETS - 100.00%	$ 109,637

4.50%, 4/30/2009	2,500	2,509
4.88%, 5/15/2009	3,000	3,017
4.88%, 8/15/2009	4,750	4,831	(a)	Variable Rate. Rate shown is in effect at March 31, 2009.
4.75%, 2/15/2010	3,000	3,108	(b) Security is Illiquid
3.88%, 5/15/2010	525	544	(c)	Security exempt from registration under Rule 144A of the Securities Act
			of 1933. These securities may be resold in transactions exempt from
2.63%, 5/31/2010	1,500	1,535	registration, normally to qualified institutional buyers. Unless otherwise
4.50%, 11/15/2010	1,800	1,913	indicated, these securities are not considered illiquid. At the end of the
4.50%, 11/30/2011	500	546	period, the value of these securities totaled $7,871 or 7.18% of net
4.50%, 4/30/2012	1,900	2,089	assets.
			(d)	Market value is determined in accordance with procedures established in
4.38%, 8/15/2012 (e)	1,400	1,548	good faith by the Board of Directors. At the end of the period, the value
4.25%, 8/15/2013	4,250	4,762	of these securities totaled $34 or 0.03% of net assets.

		26,402	(e)	Security or a portion of the security was pledged to cover margin
			requirements for futures contracts. At the end of the period, the value of

TOTAL U.S. GOVERNMENT & GOVERNMENT			these securities totaled $56 or 0.05% of net assets.
AGENCY OBLIGATIONS		$ 30,785

SHORT TERM INVESTMENTS (2.37%)			Unrealized Appreciation (Depreciation)
Commercial Paper (2.37%)			The net federal income tax unrealized appreciation (depreciation) and federal tax cost
			of investments held by the account as of the period end were as follows:
Investment in Joint Trading Account; BNP
Paribas Finance Inc
0.24%, 4/ 1/2009	$ 1,303 $	1,303	Unrealized Appreciation	$ 1,087
Investment in Joint Trading Account; Societe			Unrealized Depreciation		(25,556)

Generale North America Inc			Net Unrealized Appreciation (Depreciation)		(24,469)
0.19%, 4/ 1/2009	1,303	1,303	Cost for federal income tax purposes		136,940

		2,606	All dollar amounts are shown in thousands (000's)

TOTAL SHORT TERM INVESTMENTS		$ 2,606

REPURCHASE AGREEMENTS (5.54%)
Diversified Banking Institutions (1.43%)
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.19%; dated 3/31/2009 maturing
4/01/2009 (collateralized by Sovereign
Agency Issues; $1,599,000; 0.00%; dated
03/09/2011)	$ 1,568 $	1,568

	Schedule of Investments
	Short-Term Bond Account
	March 31, 2009 (unaudited)
Portfolio Summary (unaudited)

Sector	Percent

Government	31.63%
Mortgage Securities	23.92%
Financial	20.95%
Asset Backed Securities	10.07%
Consumer, Non-cyclical	4.11%
Energy	3.03%
Communications	2.95%
Industrial	2.08%
Basic Materials	1.19%
Utilities	1.12%
Consumer, Cyclical	0.87%
Technology	0.66%
Liabilities in Excess of Other Assets, Net	(2.58%)

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Futures	6.16%

	Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

US 2 Year Note; June 2009	Buy	31	$ 6,705	$ 6,755	$ 50
All dollar amounts are shown in thousands (000's)

Schedule of Investments
Short-Term Income Account
March 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (87.80%)			BONDS (continued)
Agricultural Operations (2.24%)			Finance - Consumer Loans (1.78%)
Cargill Inc			John Deere Capital Corp
5.20%, 1/22/2013 (a)	$ 1,000 $	978	4.95%, 12/17/2012	$ 775 $	778

Asset Backed Securities (0.13%)			Finance - Mortgage Loan/Banker (11.94%)
Atlantic City Electric Transition Funding LLC			Fannie Mae
2.89%, 7/20/2011	47	47	2.00%, 1/ 9/2012	1,500	1,515
Green Tree Home Improvement Loan Trust			4.88%, 5/18/2012	810	883
7.45%, 9/15/2025	12	9	Freddie Mac

		56	4.75%, 11/ 3/2009	1,120	1,145

Chemicals - Diversified (1.19%)			5.75%, 1/15/2012	1,500	1,664

EI Du Pont de Nemours & Co					5,207

5.00%, 7/15/2013	500	518	Food - Miscellaneous/Diversified (1.21%)
			Kellogg Co
Commercial Banks (2.36%)			5.13%, 12/ 3/2012	500	528
SunTrust Bank/Atlanta GA
3.00%, 11/16/2011	1,000	1,029	Gas - Distribution (0.63%)
			Sempra Energy
Commercial Services - Finance (1.87%)			4.75%, 5/15/2009	275	275
Western Union Co/The
5.40%, 11/17/2011	800	816	Industrial Gases (0.46%)
			Air Products & Chemicals Inc
Computers (1.77%)			4.15%, 2/ 1/2013	200	199
Hewlett-Packard Co
4.25%, 2/24/2012	750	771	Manufactured Housing ABS Other (0.17%)
			Green Tree Financial Corp
Consumer Products - Miscellaneous (0.23%)			7.70%, 9/15/2026	65	31
Clorox Co			Mid-State Trust
5.00%, 3/ 1/2013	100	101	8.33%, 4/ 1/2030	47	41

					72

Diversified Banking Institutions (5.43%)
Bank of America Corp			Medical - Biomedical/Gene (2.32%)
2.10%, 4/30/2012	1,000	1,002	Amgen Inc
Citigroup Inc			4.00%, 11/18/2009	1,000	1,013
5.50%, 8/27/2012	400	356
JPMorgan Chase & Co			Medical - HMO (0.89%)
2.20%, 6/15/2012	1,000	1,008	UnitedHealth Group Inc

		2,366	4.88%, 2/15/2013	400	390

Diversified Financial Services (1.77%)			Mortgage Backed Securities (24.04%)
General Electric Capital Corp			Banc of America Funding Corp
5.72%, 8/22/2011	800	772	5.75%, 3/25/2036	752	597
			Banc of America Mortgage Securities Inc
Diversified Manufacturing Operations (0.95%)			4.75%, 8/25/2033	811	779
Honeywell International Inc			Bear Stearns Commercial Mortgage Securities
4.25%, 3/ 1/2013	400	412	Inc
			5.82%, 5/14/2016 (a)	1,000	1,004
Electric - Integrated (1.88%)			Chase Mortgage Finance Corp
Virginia Electric and Power Co			5.50%, 5/25/2035	400	350
5.10%, 11/30/2012	800	819	Countrywide Home Loan Mortgage Pass
			Through Trust
Finance - Commercial (0.74%)			5.50%, 10/25/2035	721	711
Caterpillar Financial Services Corp			CS First Boston Mortgage Securities Corp
4.85%, 12/ 7/2012	325	320	6.00%, 12/25/2033	272	229

Schedule of Investments
Short-Term Income Account
March 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Mortgage Backed Securities (continued)			REITS - Healthcare (1.68%)
Fannie Mae			Nationwide Health Properties Inc
6.00%, 2/25/2031	$ 1,578 $	1,638	6.50%, 7/15/2011	$ 800 $	730
5.00%, 11/25/2035	389	407
Freddie Mac			REITS - Regional Malls (1.02%)
5.50%, 10/15/2027	704	717	Simon Property Group LP
6.00%, 9/15/2029	872	896	5.60%, 9/ 1/2011	500	446
4.50%, 5/15/2030	810	816
			Retail - Drug Store (0.92%)
Ginnie Mae
4.50%, 8/20/2032	265	272	CVS Caremark Corp
			4.00%, 9/15/2009	400	401
GSR Mortgage Loan Trust
6.00%, 6/25/2036	516	424	Savings & Loans - Thrifts (0.00%)
Lehman Mortgage Trust			Washington Mutual Bank/Henderson NV
5.75%, 4/25/2036	896	820	0.00%, 1/15/2013 (b)	200	-
Residential Asset Securitization Trust
6.00%, 5/25/2036	582	297	Steel - Producers (2.63%)
Residential Funding Mortgage Securities I			Nucor Corp
5.50%, 9/25/2036	721	526	5.00%, 12/ 1/2012	1,125	1,147

		10,483

Multimedia (1.12%)			Telephone - Integrated (3.18%)
Walt Disney Co/The			AT&T Inc
4.70%, 12/ 1/2012	475	490	4.95%, 1/15/2013	475	482
			Koninklijke KPN NV
Non-Hazardous Waste Disposal (1.12%)			8.00%, 10/ 1/2010	875	905

Allied Waste North America Inc					1,387

5.75%, 2/15/2011	500	488	Textile - Home Furnishings (1.00%)
			Mohawk Industries Inc
Oil - Field Services (0.58%)			7.20%, 4/15/2012	475	438
Smith International Inc
8.63%, 3/15/2014	250	254	Transport - Rail (0.69%)
			Canadian National Railway Co
Oil Company - Exploration & Production (1.46%)			4.25%, 8/ 1/2009	300	300
Apache Corp
6.25%, 4/15/2012	600	637	Transport - Services (0.96%)
			United Parcel Service Inc
Property & Casualty Insurance (1.26%)			4.50%, 1/15/2013	400	420
Fidelity National Financial Inc
7.30%, 8/15/2011	600	551	Water (1.72%)
			Veolia Environnement
Quarrying (1.05%)			5.25%, 6/ 3/2013	750	749

Vulcan Materials Co
5.60%, 11/30/2012	475	456	TOTAL BONDS	$ 38,284

			U.S. GOVERNMENT & GOVERNMENT AGENCY
Real Estate Operator & Developer (0.83%)			OBLIGATIONS (8.34%)
Duke Realty LP			Federal Home Loan Mortgage Corporation
6.25%, 5/15/2013	500	363	(FHLMC) (0.26%)
			9.50%, 8/ 1/2016	5	5
Regional Banks (1.12%)			6.00%, 5/ 1/2017	98	102
Wells Fargo & Co			4.89%, 11/ 1/2021 (c)	6	6

4.38%, 1/31/2013	525	489			113

REITS - Apartments (1.46%)			Federal National Mortgage Association (FNMA) (0.40%)
ERP Operating LP			6.50%, 1/ 1/2014	26	27
5.50%, 10/ 1/2012	700	635	6.50%, 1/ 1/2014	26	27
			8.50%, 11/ 1/2017	9	9

Schedule of Investments
Short-Term Income Account
March 31, 2009 (unaudited)

	Principal		Principal
	Amount	Value	Amount		Value
	(000's)	(000's)	(000's)		(000's)

U.S. GOVERNMENT & GOVERNMENT AGENCY			REPURCHASE AGREEMENTS (continued)
OBLIGATIONS (continued)			Money Center Banks (continued)
Federal National Mortgage Association (FNMA)			Investment in Joint Trading Account;
(continued)			Deutsche Bank Repurchase Agreement;
5.77%, 1/ 1/2019 (c)	$ 2 $	2	0.19%; dated 3/31/2009 maturing
5.61%, 4/ 1/2019 (c)	3	3	4/01/2009 (collateralized by Sovereign
5.05%, 11/ 1/2022 (c)	1	1	Agency Issues; $482,000; 2.265% -
8.00%, 5/ 1/2027	67	72	5.90%; dated 04/14/09 - 08/14/18)	$ 472 $	472

4.40%, 11/ 1/2032 (c)	24	24			1,552

5.06%, 11/ 1/2035 (c)	8	8	TOTAL REPURCHASE AGREEMENTS		$ 2,092

		173	Total Investments		$ 44,012

Government National Mortgage Association			Liabilities in Excess of Other Assets, Net - (0.94)%		(410)

(GNMA) (0.25%)			TOTAL NET ASSETS - 100.00%		$ 43,602

8.00%, 8/15/2012	2	2

11.00%, 12/15/2015	3	4
11.00%, 12/15/2015	2	2	(a)	Security exempt from registration under Rule 144A of the Securities Act
10.00%, 2/15/2018	7	7	of 1933. These securities may be resold in transactions exempt from
10.00%, 9/15/2018	5	5	registration, normally to qualified institutional buyers. Unless otherwise
10.00%, 9/15/2018	5	6	indicated, these securities are not considered illiquid. At the end of the
			period, the value of these securities totaled $1,982 or 4.55% of net
10.00%, 2/15/2019	32	36	assets.
10.00%, 5/15/2020	15	17	(b) Non-Income Producing Security
10.00%, 6/15/2020	10	11	(c) Variable Rate. Rate shown is in effect at March 31, 2009.
9.00%, 12/15/2020	8	8	(d)	Security or a portion of the security was pledged to cover margin
10.00%, 12/15/2020	1	2	requirements for futures contracts. At the end of the period, the value of
			these securities totaled $76 or 0.17% of net assets.
10.00%, 2/15/2025	6	7
10.00%, 4/15/2025	1	2	Unrealized Appreciation (Depreciation)
9.00%, 4/20/2025	1	1	The net federal income tax unrealized appreciation (depreciation) and federal tax cost

		110	of investments held by the account as of the period end were as follows:

U.S. Treasury (7.43%)			Unrealized Appreciation		$ 548
3.13%, 11/30/2009 (d)	120	122	Unrealized Depreciation		(1,893)

1.13%, 12/15/2011	1,000	1,002	Net Unrealized Appreciation (Depreciation)		(1,345)
4.75%, 5/31/2012	1,000	1,109	Cost for federal income tax purposes		45,357
1.75%, 1/31/2014	1,000	1,007	All dollar amounts are shown in thousands (000's)

		3,240

TOTAL U.S. GOVERNMENT & GOVERNMENT			Portfolio Summary (unaudited)

AGENCY OBLIGATIONS	$ 3,636		Sector		Percent

REPURCHASE AGREEMENTS (4.80%)			Mortgage Securities		24.95%
Diversified Banking Institutions (1.24%)			Financial		24.24%
			Government		19.37%
Investment in Joint Trading Account;			Consumer, Non-cyclical		8.78%
Morgan Stanley Repurchase Agreement;			Basic Materials		5.32%
0.19%; dated 3/31/2009 maturing			Communications		4.31%
4/01/2009 (collateralized by Sovereign			Utilities		4.23%
Agency Issues; $551,000; 0.00%; dated			Industrial		3.72%
03/09/2011)	$ 540 $	540	Energy		2.04%
			Consumer, Cyclical		1.92%
Money Center Banks (3.56%)			Technology		1.77%
Investment in Joint Trading Account; Bank			Asset Backed Securities		0.29%
of America Repurchase Agreement; 0.12%			Liabilities in Excess of Other Assets, Net		(0.94%)

dated 3/31/2009 maturing 4/01/2009			TOTAL NET ASSETS		100.00%

(collateralized by Sovereign Agency
Issues; $1,102,000; 1.625% - 5.00%; dated			Other Assets Summary (unaudited)

04/26/11 - 05/11/17)	1,080	1,080	Asset Type		Percent

			Futures		8.17%

Schedule of Investments
Short-Term Income Account
March 31, 2009 (unaudited)

Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

US 5 Year Note; June 2009	Sell	30	$ 3,490	$ 3,563	$ (73)
All dollar amounts are shown in thousands (000's)

Schedule of Investments SmallCap Blend Account March 31, 2009 (unaudited)

	Shares	Value			Shares	Value
	Held	(000's)			Held	(000's)

COMMON STOCKS (96.62%)				COMMON STOCKS (continued)
Aerospace & Defense (1.55%)				Commercial Banks (continued)
Esterline Technologies Corp (a)	9,175 $		185	City Holding Co	6,110 $	167
Teledyne Technologies Inc (a)	5,759		154	Community Bank System Inc	7,850	131
TransDigm Group Inc (a)	8,255		271	Cullen/Frost Bankers Inc	7,230	339

			610	First Financial Bancorp	6,890	66

Aerospace & Defense Equipment (1.36%)				FirstMerit Corp	15,080	274
BE Aerospace Inc (a)	21,684		188	Green Bankshares Inc	5,006	44
Moog Inc (a)	4,710		108	IBERIABANK Corp	3,010	138
Triumph Group Inc	6,280		240	NBT Bancorp Inc	7,860	170

			536	Pinnacle Financial Partners Inc (a)	4,042	96

				Renasant Corp	4,580	58
Alternative Waste Tech (0.24%)				Republic Bancorp Inc/KY	3,100	58
Calgon Carbon Corp (a)	6,600		93	S&T Bancorp Inc	5,640	120
Applications Software (1.04%)				Tompkins Financial Corp	2,730	117
Progress Software Corp (a)	6,850		119	Trustmark Corp	5,230	96
Quest Software Inc (a)	19,940		253	Wilshire Bancorp Inc	6,900	36

Verint Systems Inc (a)	10,990		38			2,517

			410	Commercial Services (0.37%)

Auto/Truck Parts & Equipment - Replacement (0.22%)				Arbitron Inc	2,620	39
Exide Technologies (a)	29,110		87	Steiner Leisure Ltd (a)	4,360	107

						146

Batteries & Battery Systems (0.64%)				Commercial Services - Finance (1.21%)
EnerSys (a)	20,760		252	CBIZ Inc (a)	19,180	134
				Heartland Payment Systems Inc	8,900	59
Beverages - Wine & Spirits (0.19%)				Morningstar Inc (a)	2,089	71
Central European Distribution Corp (a)	6,782		73
				Wright Express Corp (a)	11,680	213

Building - Heavy Construction (0.12%)						477

Sterling Construction Co Inc (a)	2,609		47	Computer Aided Design (1.05%)
				ANSYS Inc (a)	5,950	149
Building & Construction - Miscellaneous (0.38%)				Aspen Technology Inc (a)	14,540	102
Insituform Technologies Inc (a)	9,460		148	Parametric Technology Corp (a)	16,210	162

						413

Building & Construction Products -
Miscellaneous (0.12%)				Computer Services (0.49%)
Trex Co Inc (a)	6,240		48	Ciber Inc (a)	24,730	68
				Ness Technologies Inc (a)	19,470	57
Casino Services (0.55%)
				Syntel Inc	3,350	69

Bally Technologies Inc (a)	11,810		217
						194

Chemicals - Plastics (0.17%)				Computer Software (0.38%)
Schulman A Inc	5,000		68	Double-Take Software Inc (a)	7,180	49
				Omniture Inc (a)	7,617	100

Chemicals - Specialty (0.48%)						149

Sensient Technologies Corp	5,750		135
Stepan Co	1,970		54	Computers - Integrated Systems (0.66%)

			189	Jack Henry & Associates Inc	7,010	115

				MTS Systems Corp	4,450	101
Commercial Banks (6.40%)				Super Micro Computer Inc (a)	8,520	42

Banco Latinoamericano de Exportaciones SA	15,160		142			258

Bank of Hawaii Corp	8,781		290
Bank of the Ozarks Inc	7,580		175

Schedule of Investments
SmallCap Blend Account
March 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Computers - Memory Devices (0.17%)			Electric - Integrated (continued)
Data Domain Inc (a)	5,200 $	65	Empire District Electric Co/The	2,280 $		33
			IDACORP Inc	5,470		128
Consulting Services (1.50%)			NorthWestern Corp	7,330		157
FTI Consulting Inc (a)	2,660	131	Portland General Electric Co	10,605		187
Huron Consulting Group Inc (a)	4,662	198	Westar Energy Inc	13,250		232

Navigant Consulting Inc (a)	9,540	125				984

Watson Wyatt Worldwide Inc	2,760	136

		590	Electric Products - Miscellaneous (0.52%)

			GrafTech International Ltd (a)	33,026		203
Consumer Products - Miscellaneous (0.73%)
Jarden Corp (a)	17,780	225	Electronic Components - Miscellaneous (0.79%)
Tupperware Brands Corp	3,730	64	Benchmark Electronics Inc (a)	18,840		211

		289	Rogers Corp (a)	5,170		98

Containers - Metal & Glass (0.33%)						309

Silgan Holdings Inc	2,460	129	Electronic Components - Semiconductors (2.17%)
			IXYS Corp	13,220		107
Containers - Paper & Plastic (0.81%)			Microsemi Corp (a)	15,320		178
Rock-Tenn Co	11,830	320	PMC - Sierra Inc (a)	21,030		134
			Silicon Laboratories Inc (a)	5,150		136
Cosmetics & Toiletries (0.73%)
			Skyworks Solutions Inc (a)	37,270		300

Chattem Inc (a)	5,140	288
						855

Diagnostic Equipment (1.32%)			Electronic Measurement Instruments (0.24%)
Gen-Probe Inc (a)	2,960	135	Analogic Corp	2,920		93
Immucor Inc (a)	15,190	382

		517	Energy - Alternate Sources (0.18%)

			GT Solar International Inc (a)	10,610		70
Diagnostic Kits (0.37%)
Meridian Bioscience Inc	8,101	147	Engineering - Research & Development Services (0.83%)
			EMCOR Group Inc (a)	15,022		258
Disposable Medical Products (0.28%)
			Exponent Inc (a)	2,640		67

Merit Medical Systems Inc (a)	9,140	112
						325

Distribution & Wholesale (0.93%)			Enterprise Software & Services (1.99%)
Beacon Roofing Supply Inc (a)	11,910	159	Informatica Corp (a)	12,240		162
Core-Mark Holding Co Inc (a)	2,980	54	JDA Software Group Inc (a)	19,431		224
FGX International Holdings Ltd (a)	6,160	72	Mantech International Corp (a)	1,110		47
United Stationers Inc (a)	2,820	79	Sybase Inc (a)	4,990		151

		364	SYNNEX Corp (a)	10,060		198

Diversified Manufacturing Operations (1.88%)						782

AZZ Inc (a)	8,370	221	Entertainment Software (0.34%)
Brink's Co/The	1,810	48	Take-Two Interactive Software Inc (a)	16,090		134
EnPro Industries Inc (a)	10,710	183
ESCO Technologies Inc (a)	2,840	110	Environmental Consulting & Engineering (0.32%)
Koppers Holdings Inc	12,117	176	Tetra Tech Inc (a)	6,120		125

		738

			E-Services - Consulting (0.58%)
Diversified Operations (0.20%)			Websense Inc (a)	19,140		230
Compass Diversified Holdings	9,000	80
			Finance - Investment Banker & Broker (1.79%)
Electric - Integrated (2.50%)			Interactive Brokers Group Inc (a)	9,250		149
Avista Corp	17,920	247	Knight Capital Group Inc (a)	10,700		158

Schedule of Investments
SmallCap Blend Account
March 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Finance - Investment Banker & Broker			Internet Infrastructure Software (0.64%)
(continued)			AsiaInfo Holdings Inc (a)	4,970 $	83
Stifel Financial Corp (a)	3,950 $	171	TIBCO Software Inc (a)	28,410	167

SWS Group Inc	14,480	225			250

		703

			Internet Security (0.19%)
Finance - Leasing Company (0.40%)			Blue Coat Systems Inc (a)	6,210	75
Financial Federal Corp	7,483	158
			Internet Telephony (0.53%)
Food - Canned (0.26%)			j2 Global Communications Inc (a)	9,570	209
TreeHouse Foods Inc (a)	3,580	103
			Intimate Apparel (0.43%)
Food - Miscellaneous/Diversified (1.47%)			Warnaco Group Inc/The (a)	6,996	168
American Italian Pasta Co (a)	3,170	110
Diamond Foods Inc	6,120	171	Investment Companies (0.59%)
Ralcorp Holdings Inc (a)	5,470	295	Ares Capital Corp	21,710	105

		576	Hercules Technology Growth Capital Inc	15,365	77

Food - Wholesale & Distribution (0.85%)			Prospect Capital Corp	5,830	50

Fresh Del Monte Produce Inc (a)	12,240	201			232

Spartan Stores Inc	8,671	134	Lasers - Systems & Components (0.38%)

		335	Coherent Inc (a)	3,590	62

Footwear & Related Apparel (0.66%)			Rofin-Sinar Technologies Inc (a)	5,380	87

Iconix Brand Group Inc (a)	17,540	155			149

Steven Madden Ltd (a)	5,476	103	Life & Health Insurance (0.43%)

		258	Delphi Financial Group Inc	6,540	88

Gas - Distribution (1.67%)			StanCorp Financial Group Inc	3,590	82

Northwest Natural Gas Co	7,420	322			170

South Jersey Industries Inc	5,637	198	Machinery - Construction & Mining (0.71%)
WGL Holdings Inc	4,210	138	Astec Industries Inc (a)	4,530	119

		658	Bucyrus International Inc	10,600	161

Independent Power Producer (0.16%)					280

Ormat Technologies Inc	2,300	63	Machinery - General Industry (2.02%)
			Chart Industries Inc (a)	21,570	170
Instruments - Controls (0.50%)			Middleby Corp (a)	6,800	221
Mettler-Toledo International Inc (a)	2,550	131	Robbins & Myers Inc	9,715	147
Watts Water Technologies Inc	3,390	66	Wabtec Corp	9,760	257

		197			795

Instruments - Scientific (0.41%)			Medical - Biomedical/Gene (3.43%)
FEI Co (a)	10,534	162	Acorda Therapeutics Inc (a)	2,320	46
Internet Application Software (0.60%)			Arqule Inc (a)	10,970	45
eResearchTechnology Inc (a)	17,240	91	Bio-Rad Laboratories Inc (a)	1,950	129
S1 Corp (a)	27,940	144	Celera Corp (a)	29,170	223

		235	Cubist Pharmaceuticals Inc (a)	10,597	173

			Human Genome Sciences Inc (a)	47,240	39
Internet Brokers (0.59%)			Incyte Corp (a)	44,290	104
Thinkorswim Group Inc (a)	26,830	232	Maxygen Inc (a)	4,400	30
			Myriad Genetics Inc (a)	7,020	319
Internet Infrastructure Equipment (0.48%)
Avocent Corp (a)	15,430	187	Seattle Genetics Inc (a)	11,470	113
			United Therapeutics Corp (a)	1,910	126

					1,347

Schedule of Investments
SmallCap Blend Account
March 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical - Drugs (0.98%)			Non-Hazardous Waste Disposal (0.36%)
Array Biopharma Inc (a)	14,280 $	37	Waste Connections Inc (a)	4,930 $	127
Orexigen Therapeutics Inc (a)	18,100	47	Waste Services Inc (a)	3,346	14

PharMerica Corp (a)	8,280	138			141

Progenics Pharmaceuticals Inc (a)	10,440	69	Oil - Field Services (1.32%)
XenoPort Inc (a)	4,800	93	Hornbeck Offshore Services Inc (a)	4,100	62

		384	Matrix Service Co (a)	8,849	73

Medical - Generic Drugs (0.38%)			Oil States International Inc (a)	5,260	71
Perrigo Co	5,970	148	Superior Energy Services Inc (a)	10,867	140
			Willbros Group Inc (a)	17,700	172

Medical - Hospitals (0.36%)					518

Universal Health Services Inc	3,670	141
			Oil Company - Exploration & Production (2.49%)
Medical - Nursing Homes (0.54%)			Arena Resources Inc (a)	5,160	132
Ensign Group Inc/The	7,410	114	Comstock Resources Inc (a)	4,940	147
Skilled Healthcare Group Inc (a)	12,130	100	Concho Resources Inc/Midland TX (a)	5,290	136

		214	Encore Acquisition Co (a)	10,280	239

			EXCO Resources Inc (a)	14,530	145
Medical - Outpatient & Home Medical Care (0.93%)
			Mariner Energy Inc (a)	12,550	97
Amedisys Inc (a)	6,924	191
			Rosetta Resources Inc (a)	16,613	82

Gentiva Health Services Inc (a)	4,820	73
					978

LHC Group Inc (a)	4,490	100

		364	Pharmacy Services (0.59%)

			Catalyst Health Solutions Inc (a)	11,620	230
Medical Instruments (1.27%)
Conmed Corp (a)	9,120	132	Physical Therapy & Rehabilitation Centers (0.38%)
Genomic Health Inc (a)	7,120	174	Psychiatric Solutions Inc (a)	5,240	82
Kensey Nash Corp (a)	7,210	153	RehabCare Group Inc (a)	3,820	67

Symmetry Medical Inc (a)	6,380	40			149

		499

			Private Corrections (0.45%)
Medical Laboratory & Testing Service (0.50%)			Cornell Cos Inc (a)	10,769	176
ICON PLC ADR (a)	12,240	198
			Property & Casualty Insurance (1.68%)
Medical Products (1.24%)			American Physicians Capital Inc	5,445	223
American Medical Systems Holdings Inc (a)	12,170	136	Amerisafe Inc (a)	5,350	82
Cantel Medical Corp (a)	9,620	124	Amtrust Financial Services Inc	12,422	119
Cyberonics Inc (a)	2,892	38	CNA Surety Corp (a)	6,730	124
Zoll Medical Corp (a)	13,287	191	Tower Group Inc	4,650	114

		489			662

Metal Processors & Fabrication (0.40%)			Quarrying (0.52%)
Dynamic Materials Corp	11,970	110	Compass Minerals International Inc	3,610	203
RBC Bearings Inc (a)	3,160	48

		158	Reinsurance (2.79%)

Multi-Line Insurance (0.09%)			Aspen Insurance Holdings Ltd	17,900	402
Horace Mann Educators Corp	4,390	37	IPC Holdings Ltd	11,320	306
			Max Capital Group Ltd	2,760	48
Networking Products (1.29%)			Platinum Underwriters Holdings Ltd	8,210	233
3Com Corp (a)	82,960	257	Validus Holdings Ltd	4,500	106

Polycom Inc (a)	16,260	250			1,095

		507

Schedule of Investments SmallCap Blend Account March 31, 2009 (unaudited)

	Shares	Value			Shares	Value
	Held	(000's)			Held	(000's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
REITS - Apartments (0.12%)				Retail - Building Products (0.12%)
Essex Property Trust Inc	820 $		47	Lumber Liquidators Inc (a)	3,720 $		47

REITS - Diversified (0.34%)				Retail - Discount (0.40%)
Entertainment Properties Trust	8,584		135	99 Cents Only Stores (a)	16,840		156

REITS - Healthcare (0.54%)				Retail - Fabric Store (0.46%)
Senior Housing Properties Trust	15,281		214	Jo-Ann Stores Inc (a)	11,030		180

REITS - Hotels (0.11%)				Retail - Pawn Shops (0.09%)
LaSalle Hotel Properties	7,290		43	Cash America International Inc	2,270		36

REITS - Mortgage (1.44%)				Retail - Restaurants (1.16%)
Capstead Mortgage Corp	4,190		45	CKE Restaurants Inc	14,324		120
Chimera Investment Corp	52,913		178	Einstein Noah Restaurant Group Inc (a)	11,390		67
MFA Mortgage Investments Inc	58,130		342	Jack in the Box Inc (a)	11,520		268

			565				455

REITS - Office Property (0.55%)				Retail - Sporting Goods (0.52%)
Alexandria Real Estate Equities Inc	4,540		165	Hibbett Sports Inc (a)	10,640		204
Kilroy Realty Corp	3,010		52

			217	Savings & Loans - Thrifts (1.37%)

				Astoria Financial Corp	7,070		65
REITS - Regional Malls (0.20%)				Dime Community Bancshares	6,780		64
Macerich Co/The	12,370		77	ESSA Bancorp Inc	6,450		86
REITS - Shopping Centers (0.72%)				Flushing Financial Corp	7,280		44
Inland Real Estate Corp	14,660		104	OceanFirst Financial Corp	6,140		63
Ramco-Gershenson Properties Trust	12,010		77	Provident Financial Services Inc	7,870		85
Saul Centers Inc	1,820		42	United Financial Bancorp Inc	5,840		76

Urstadt Biddle Properties Inc	4,439		60	WSFS Financial Corp	2,560		57

			283				540

Rental - Auto & Equipment (0.62%)				Schools (1.09%)
Aaron Rents Inc	4,230		113	Capella Education Co (a)	1,490		79
Rent-A-Center Inc/TX (a)	6,680		129	DeVry Inc	3,560		171

			242	Grand Canyon Education Inc (a)	10,200		176

							426

Research & Development (0.49%)
Parexel International Corp (a)	19,820		193	Semiconductor Component - Integrated Circuits (1.13%)
				Emulex Corp (a)	24,510		123
Retail - Apparel & Shoe (1.64%)				Hittite Microwave Corp (a)	4,790		149
Childrens Place Retail Stores Inc/The (a)	4,070		89	Integrated Device Technology Inc (a)	32,210		147
Dress Barn Inc (a)	14,370		177	Pericom Semiconductor Corp (a)	3,540		26

Genesco Inc (a)	9,850		185				445

Wet Seal Inc/The (a)	58,107		195	Semiconductor Equipment (0.42%)

			646	Entegris Inc (a)	44,040		38

Retail - Appliances (0.25%)				MKS Instruments Inc (a)	2,870		42
hhgregg Inc (a)	6,880		97	Ultratech Inc (a)	6,890		86

							166

Retail - Automobile (0.24%)
America's Car-Mart Inc (a)	7,050		96	Telecommunication Equipment (0.36%)
				Anaren Inc (a)	4,380		48

Schedule of Investments
SmallCap Blend Account
March 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Telecommunication Equipment (continued)			X-Ray Equipment (0.39%)
Comtech Telecommunications Corp (a)	3,822 $	95	Hologic Inc (a)	11,710 $	153

		143	TOTAL COMMON STOCKS		$ 37,980

Telecommunication Equipment - Fiber Optics (0.35%)				Principal
Harmonic Inc (a)	20,890	136		Amount	Value
				(000's)	(000's)

Telecommunication Services (1.69%)			SHORT TERM INVESTMENTS (2.25%)
Consolidated Communications Holdings Inc	12,940	133	Commercial Paper (2.25%)
MasTec Inc (a)	12,960	156	Investment in Joint Trading Account; BNP
NTELOS Holdings Corp	7,540	137	Paribas Finance Inc
Premiere Global Services Inc (a)	26,780	236	0.24%, 4/ 1/2009	$ 442 $	442

		662	Investment in Joint Trading Account; Societe

			Generale North America Inc
Theaters (0.18%)			0.19%, 4/ 1/2009	442	442

National CineMedia Inc	5,350	70			884

Therapeutics (1.43%)			TOTAL SHORT TERM INVESTMENTS		$ 884

Allos Therapeutics Inc (a)	16,220	100	REPURCHASE AGREEMENTS (0.74%)
BioMarin Pharmaceutical Inc (a)	9,980	123	Diversified Banking Institutions (0.19%)
CV Therapeutics Inc (a)	3,910	78	Investment in Joint Trading Account;
Isis Pharmaceuticals Inc (a)	10,300	155	Morgan Stanley Repurchase Agreement;
			0.19%; dated 3/31/2009 maturing
Vivus Inc (a)	24,990	108	4/01/2009 (collateralized by Sovereign

		564	Agency Issues; $77,000; 0.00%; dated

Tobacco (0.24%)			03/09/2011)	$ 75 $	75
Alliance One International Inc (a)	25,070	96	Money Center Banks (0.55%)
			Investment in Joint Trading Account; Bank
Tools - Hand Held (0.37%)			of America Repurchase Agreement; 0.12%
Snap-On Inc	5,820	146	dated 3/31/2009 maturing 4/01/2009
			(collateralized by Sovereign Agency
Toys (1.11%)			Issues; $153,000; 1.625% - 5.00%; dated
Jakks Pacific Inc (a)	18,560	229	04/26/11 - 05/11/17)	150	150
Marvel Entertainment Inc (a)	7,740	206	Investment in Joint Trading Account;

		435	Deutsche Bank Repurchase Agreement;

			0.19%; dated 3/31/2009 maturing
Transactional Software (0.45%)			4/01/2009 (collateralized by Sovereign
Solera Holdings Inc (a)	7,120	176	Agency Issues; $67,000; 2.265% - 5.90%;
			dated 04/14/09 - 08/14/18)	66	66

Transport - Marine (0.26%)					216

Eagle Bulk Shipping Inc	6,600	28	TOTAL REPURCHASE AGREEMENTS		$ 291

TBS International Ltd (a)	10,030	74	Total Investments		$ 39,155

		102	Other Assets in Excess of Liabilities, Net - 0.39%		154

Transport - Services (0.45%)			TOTAL NET ASSETS - 100.00%		$ 39,309

HUB Group Inc (a)	10,316	175

Wireless Equipment (0.13%)			(a) Non-Income Producing Security
Viasat Inc (a)	2,534	53

Wound, Burn & Skin Care (0.11%)
Obagi Medical Products Inc (a)	8,310	45

	Schedule of Investments
	SmallCap Blend Account
	March 31, 2009 (unaudited)
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$ 1,871
Unrealized Depreciation	(15,027)

Net Unrealized Appreciation (Depreciation)	(13,156)
Cost for federal income tax purposes	52,311
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent

Consumer, Non-cyclical	24.70%
Financial	22.56%
Industrial	15.98%
Technology	10.30%
Consumer, Cyclical	8.95%
Communications	7.42%
Utilities	4.34%
Energy	3.98%
Basic Materials	1.17%
Diversified	0.21%
Other Assets in Excess of Liabilities, Net	0.39%

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Futures	2.57%

	Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

Russell 2000 Mini; June 2009	Buy	24	$ 883	$ 1,011	$ 128
All dollar amounts are shown in thousands (000's)

Schedule of Investments
SmallCap Growth Account II
March 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (98.61%)			COMMON STOCKS (continued)
Aerospace & Defense Equipment (0.51%)			Commercial Services (1.00%)
AAR Corp (a)	21,965 $	275	Healthcare Services Group Inc	13,600 $		203
			HMS Holdings Corp (a)	10,300		339

Airlines (1.24%)						542

Airtran Holdings Inc (a)	60,161	274
Allegiant Travel Co (a)	8,832	401	Computer Aided Design (0.87%)

		675	ANSYS Inc (a)	18,888		474

Alternative Waste Tech (0.89%)			Computer Services (0.05%)
Calgon Carbon Corp (a)	28,134	399	iGate Corp	9,062		29
Darling International Inc (a)	22,409	83

		482	Computers - Integrated Systems (1.44%)

			Brocade Communications Systems Inc (a)	24,920		86
Apparel Manufacturers (0.22%)			Micros Systems Inc (a)	15,917		299
Under Armour Inc (a)	7,302	120	NCI Inc (a)	9,440		245
Applications Software (2.13%)			Netscout Systems Inc (a)	7,537		54

Ebix Inc (a)	13,127	326	Riverbed Technology Inc (a)	7,269		95

EPIQ Systems Inc (a)	4,749	86				779

Nuance Communications Inc (a)	65,962	716	Computers - Memory Devices (0.14%)
Verint Systems Inc (a)	7,672	27	Data Domain Inc (a)	5,886		74

		1,155

			Computers - Peripheral Equipment (0.37%)
Auto/Truck Parts & Equipment - Original (0.30%)			Compellent Technologies Inc (a)	18,354		199
Titan International Inc	21,000	106
Wonder Auto Technology Inc (a)	15,249	54	Consulting Services (0.30%)

		160	Watson Wyatt Worldwide Inc	3,310		163

Batteries & Battery Systems (0.58%)
EnerSys (a)	25,900	314	Consumer Products - Miscellaneous (0.55%)
			Helen of Troy Ltd (a)	4,906		68
Broadcasting Services & Programming (0.18%)			Scotts Miracle-Gro Co/The	6,600		229

DG FastChannel Inc (a)	3,514	66				297

Outdoor Channel Holdings Inc (a)	4,993	34	Containers - Metal & Glass (0.23%)

		100	Greif Inc	3,792		126

Building & Construction - Miscellaneous (0.23%)
Layne Christensen Co (a)	2,643	43	Containers - Paper & Plastic (0.61%)
MYR Group Inc/Delaware (a)	5,329	81	Rock-Tenn Co	12,217		331

		124	Cosmetics & Toiletries (0.66%)

Canada (0.15%)			Chattem Inc (a)	6,400		359
SXC Health Solutions Corp (a)	3,768	81
			Data Processing & Management (0.19%)
Chemicals - Specialty (0.16%)			FalconStor Software Inc (a)	42,700		102
Sensient Technologies Corp	3,713	87
			Decision Support Software (0.32%)
Commercial Banks (1.95%)			DemandTec Inc (a)	6,686		59
IBERIABANK Corp	8,930	410	Interactive Intelligence Inc (a)	7,873		71
PrivateBancorp Inc	10,002	145	Wind River Systems Inc (a)	6,918		44

Prosperity Bancshares Inc	5,072	139				174

Signature Bank/New York NY (a)	800	22	Diagnostic Equipment (0.75%)
SVB Financial Group (a)	4,186	84	Cepheid Inc (a)	7,867		54
Texas Capital Bancshares Inc (a)	22,891	258	Hansen Medical Inc (a)	13,600		55

		1,058

Schedule of Investments SmallCap Growth Account II March 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Diagnostic Equipment (continued)			Engineering - Research & Development
Immucor Inc (a)	11,896 $	299	Services (continued)

		408	VSE Corp	2,358 $	63

					756

Distribution & Wholesale (1.13%)
FGX International Holdings Ltd (a)	5,045	59	Enterprise Software & Services (2.78%)
LKQ Corp (a)	38,762	553	Advent Software Inc (a)	5,041	168

		612	Concur Technologies Inc (a)	3,052	59

			MedAssets Inc (a)	21,600	308
Diversified Manufacturing Operations (1.15%)			Omnicell Inc (a)	20,000	156
Ameron International Corp	735	39	Sybase Inc (a)	6,262	190
Colfax Corp (a)	5,200	36	Ultimate Software Group Inc (a)	36,521	630

ESCO Technologies Inc (a)	14,138	547			1,511

		622

			Environmental Consulting & Engineering (0.37%)
Drug Delivery Systems (0.31%)			Tetra Tech Inc (a)	9,733	198
Alkermes Inc (a)	13,700	166
			E-Services - Consulting (0.89%)
Educational Software (1.32%)			GSI Commerce Inc (a)	36,956	484
Blackboard Inc (a)	19,675	625
SkillSoft PLC ADR (a)	13,487	90	Finance - Consumer Loans (0.12%)

		715	Portfolio Recovery Associates Inc (a)	2,509	67

Electric - Transmission (0.37%)
			Food - Miscellaneous/Diversified (1.72%)
ITC Holdings Corp	4,610	201
			American Italian Pasta Co (a)	5,840	203
Electronic Components - Miscellaneous (0.05%)			Chiquita Brands International Inc (a)	40,047	266
Daktronics Inc	4,556	30	Diamond Foods Inc	16,683	466

					935

Electronic Components - Semiconductors (2.58%)			Footwear & Related Apparel (0.74%)
Advanced Analogic Technologies Inc (a)	10,223	37	Iconix Brand Group Inc (a)	37,410	331
Cavium Networks Inc (a)	18,133	209	Steven Madden Ltd (a)	3,779	71

Macrovision Solutions Corp (a)	9,190	163			402

Microsemi Corp (a)	48,705	565
Monolithic Power Systems Inc (a)	8,882	138	Hazardous Waste Disposal (1.01%)
Netlogic Microsystems Inc (a)	6,106	168	Clean Harbors Inc (a)	6,300	302
PMC - Sierra Inc (a)	18,549	118	EnergySolutions Inc	28,200	244

		1,398			546

Electronic Measurement Instruments (1.18%)			Health Care Cost Containment (0.15%)
Axsys Technologies Inc (a)	5,634	237	Transcend Services Inc (a)	8,061	80
Badger Meter Inc	4,322	125	Human Resources (0.77%)
FLIR Systems Inc (a)	11,773	241	Emergency Medical Services Corp (a)	8,300	261
LeCroy Corp (a)	11,330	35	Kenexa Corp (a)	4,163	22

		638	SuccessFactors Inc (a)	17,770	136

Energy - Alternate Sources (0.10%)					419

FuelCell Energy Inc (a)	14,001	33	Identification Systems - Development (0.28%)
Headwaters Inc (a)	6,588	21	Cogent Inc (a)	13,000	155

		54

Engineering - Research & Development Services (1.39%)			Industrial Gases (0.60%)
EMCOR Group Inc (a)	21,720	373	Airgas Inc	9,640	326
Stanley Inc (a)	12,600	320

Schedule of Investments
SmallCap Growth Account II
March 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Instruments - Scientific (0.35%)			Medical - Biomedical/Gene (continued)
FEI Co (a)	12,154 $	188	Bio-Rad Laboratories Inc (a)	2,036 $	134
			Cougar Biotechnology Inc (a)	4,100	132
Internet Application Software (0.18%)			Emergent Biosolutions Inc (a)	2,353	32
Cybersource Corp (a)	6,653	99	Halozyme Therapeutics Inc (a)	26,400	144
			Illumina Inc (a)	12,235	456
Internet Content - Entertainment (0.11%)
			Martek Biosciences Corp (a)	14,920	272
Shanda Interactive Entertainment Ltd ADR (a)	1,516	60
			Myriad Genetics Inc (a)	10,890	495
Internet Content - Information & News (0.09%)			OSI Pharmaceuticals Inc (a)	12,464	477
TheStreet.com Inc	26,082	51	Regeneron Pharmaceuticals Inc (a)	23,469	325
			Seattle Genetics Inc (a)	33,362	329
Internet Incubators (0.18%)			Sequenom Inc (a)	20,442	291
Internet Capital Group Inc (a)	23,781	96	United Therapeutics Corp (a)	6,633	438

					4,022

Internet Infrastructure Equipment (0.47%)
Avocent Corp (a)	20,895	254	Medical - Drugs (0.65%)
			Array Biopharma Inc (a)	22,600	60
Internet Infrastructure Software (0.96%)			Auxilium Pharmaceuticals Inc (a)	6,300	175
AsiaInfo Holdings Inc (a)	11,099	187	Medivation Inc (a)	6,600	120

F5 Networks Inc (a)	16,000	335			355

		522	Medical - Generic Drugs (0.57%)

Internet Security (0.39%)			Par Pharmaceutical Cos Inc (a)	4,645	44
Blue Coat Systems Inc (a)	17,400	209	Perrigo Co	10,643	264

					308

Internet Telephony (0.29%)
			Medical - Outpatient & Home Medical Care (0.40%)
j2 Global Communications Inc (a)	7,278	159
			LHC Group Inc (a)	9,800	218
Intimate Apparel (0.15%)
			Medical Information Systems (1.36%)
Warnaco Group Inc/The (a)	3,320	80
			Computer Programs & Systems Inc	1,904	63
Lasers - Systems & Components (0.49%)			Phase Forward Inc (a)	43,428	556
II-VI Inc (a)	15,511	267	Quality Systems Inc	2,659	120

					739

Lighting Products & Systems (0.32%)			Medical Instruments (3.96%)
Universal Display Corp (a)	18,988	174	Bruker BioSciences Corp (a)	8,030	49
			Conmed Corp (a)	4,100	59
Machinery - Construction & Mining (0.08%)
			CryoLife Inc (a)	4,749	25
Bucyrus International Inc	2,789	42
			Genomic Health Inc (a)	11,760	287
Machinery - General Industry (0.64%)			Integra LifeSciences Holdings Corp (a)	11,700	289
DXP Enterprises Inc (a)	5,534	57	Natus Medical Inc (a)	15,100	129
Wabtec Corp	10,955	289	NuVasive Inc (a)	4,368	137

		346	Thoratec Corp (a)	26,452	680

			Volcano Corp (a)	33,837	492

Machinery - Print Trade (0.06%)					2,147

Presstek Inc (a)	15,940	33
			Medical Laboratory & Testing Service (1.12%)
Machinery Tools & Related Products (0.34%)			Bio-Reference Labs Inc (a)	16,118	337
Kennametal Inc	11,300	183	ICON PLC ADR (a)	16,900	273

					610

Medical - Biomedical/Gene (7.41%)
Acorda Therapeutics Inc (a)	5,100	101	Medical Products (2.30%)
Alexion Pharmaceuticals Inc (a)	10,512	396	BioMimetic Therapeutics Inc (a)	28,291	201

Schedule of Investments
SmallCap Growth Account II
March 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical Products (continued)			Oil Company - Exploration & Production
Cantel Medical Corp (a)	1,150 $	15	(continued)
Cyberonics Inc (a)	4,987	66	PetroHawk Energy Corp (a)	8,274 $	159
Greatbatch Inc (a)	3,657	71	Whiting Petroleum Corp (a)	21,921	567

Haemonetics Corp (a)	12,280	676			1,999

Luminex Corp (a)	7,770	141	Oil Field Machinery & Equipment (0.22%)
Wright Medical Group Inc (a)	6,064	79	T-3 Energy Services Inc (a)	10,100	119

		1,249

			Patient Monitoring Equipment (0.74%)
Medical Sterilization Products (0.45%)			CardioNet Inc (a)	4,430	124
STERIS Corp	10,500	244	Masimo Corp (a)	7,478	217
Metal Processors & Fabrication (0.25%)			Somanetics Corp (a)	4,001	61

CIRCOR International Inc	2,488	56			402

Hawk Corp (a)	1,605	18	Pharmacy Services (0.18%)
Kaydon Corp	2,154	59	BioScrip Inc (a)	27,716	65

		133	Catalyst Health Solutions Inc (a)	1,711	34

Miscellaneous Manufacturers (0.13%)					99

American Railcar Industries Inc	2,592	20	Physical Therapy & Rehabilitation Centers (0.53%)
FreightCar America Inc	2,980	52	Psychiatric Solutions Inc (a)	11,700	184

		72	RehabCare Group Inc (a)	6,057	106

MRI - Medical Diagnostic Imaging (0.10%)					290

Alliance HealthCare Services Inc (a)	7,937	54	Physician Practice Management (0.25%)
			Mednax Inc (a)	4,587	135
Multi-Line Insurance (0.65%)
HCC Insurance Holdings Inc	13,958	352	Power Converter & Supply Equipment (0.43%)
			A-Power Energy Generation Systems Ltd (a)	5,987	26
Multimedia (0.88%)			Energy Conversion Devices Inc (a)	9,551	127
Factset Research Systems Inc	9,559	478	Powell Industries Inc (a)	2,338	82

					235

Networking Products (0.84%)
Acme Packet Inc (a)	8,920	54	Printing - Commercial (0.18%)
Atheros Communications Inc (a)	8,680	127	VistaPrint Ltd (a)	3,499	96
BigBand Networks Inc (a)	13,257	87
Ixia (a)	36,021	186	Property & Casualty Insurance (0.74%)

			First Mercury Financial Corp	3,839	55
		454

			Navigators Group Inc (a)	6,372	301
Non-Hazardous Waste Disposal (0.63%)			PMA Capital Corp (a)	11,084	46

Waste Connections Inc (a)	13,398	344			402

Oil - Field Services (0.45%)			Quarrying (0.54%)
Core Laboratories NV	3,318	243	Compass Minerals International Inc	5,167	291

Oil Company - Exploration & Production (3.68%)			Reinsurance (0.12%)
Arena Resources Inc (a)	20,934	533	Argo Group International Holdings Ltd (a)	2,146	65
Atlas Energy Resources LLC	6,138	65
Comstock Resources Inc (a)	3,830	114	REITS - Healthcare (0.63%)
			Ventas Inc	15,049	340
Concho Resources Inc/Midland TX (a)	3,970	102
EXCO Resources Inc (a)	12,857	129	REITS - Office Property (0.14%)
GMX Resources Inc (a)	1,288	8	BioMed Realty Trust Inc	11,032	75
Mariner Energy Inc (a)	35,720	277
Penn Virginia Corp	4,124	45

Schedule of Investments SmallCap Growth Account II March 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
REITS - Single Tenant (0.12%)			Semiconductor Component - Integrated
National Retail Properties Inc	4,260 $	68	Circuits (continued)
			Power Integrations Inc	13,741 $	236

Research & Development (0.58%)					735

Kendle International Inc (a)	12,251	257	Semiconductor Equipment (0.28%)
Parexel International Corp (a)	5,792	56	Amtech Systems Inc (a)	7,686	25

		313	Varian Semiconductor Equipment

Respiratory Products (1.08%)			Associates Inc (a)	5,978	129

ResMed Inc (a)	16,531	584			154

			Software Tools (0.51%)
Retail - Apparel & Shoe (4.18%)			ArcSight Inc (a)	21,700	277
Aeropostale Inc (a)	29,480	783
Chico's FAS Inc (a)	60,400	324	Steel - Producers (0.27%)
Childrens Place Retail Stores Inc/The (a)	13,269	290	Steel Dynamics Inc	16,344	144
Finish Line	10,670	71
Phillips-Van Heusen Corp	16,028	364	Superconductor Production & Systems (0.16%)
Wet Seal Inc/The (a)	129,061	434	American Superconductor Corp (a)	5,122	89

		2,266

			Telecommunication Equipment (2.10%)
Retail - Discount (0.63%)			Anaren Inc (a)	1,140	12
99 Cents Only Stores (a)	36,745	340	Applied Signal Technology Inc	5,864	119
			Comtech Telecommunications Corp (a)	9,600	238
Retail - Perfume & Cosmetics (0.32%)			Nice Systems Ltd ADR (a)	30,923	769

Ulta Salon Cosmetics & Fragrance Inc (a)	26,183	173			1,138

Retail - Restaurants (4.13%)			Telecommunication Equipment - Fiber Optics (0.47%)
BJ's Restaurants Inc (a)	22,715	316	Harmonic Inc (a)	38,995	253
California Pizza Kitchen Inc (a)	7,677	100
Chipotle Mexican Grill Inc (a)	3,126	207	Telecommunication Services (2.07%)
CKE Restaurants Inc	40,352	339	NeuStar Inc (a)	9,318	156
Jack in the Box Inc (a)	13,000	303	Neutral Tandem Inc (a)	39,282	967

Panera Bread Co (a)	5,700	319			1,123

Texas Roadhouse Inc (a)	40,500	386	Therapeutics (1.10%)
Wendy's/Arby's Group Inc	53,884	271	Allos Therapeutics Inc (a)	19,800	122

		2,241	BioMarin Pharmaceutical Inc (a)	10,222	126

Retail - Sporting Goods (0.64%)			Isis Pharmaceuticals Inc (a)	11,567	174
Hibbett Sports Inc (a)	18,200	350	Onyx Pharmaceuticals Inc (a)	6,129	175

					597

Satellite Telecommunications (0.23%)			Toys (1.08%)
GeoEye Inc (a)	6,400	126	Marvel Entertainment Inc (a)	22,170	589

Schools (1.13%)			Transactional Software (0.34%)
American Public Education Inc (a)	1,453	61	Innerworkings Inc (a)	25,800	110
Capella Education Co (a)	7,460	396	Synchronoss Technologies Inc (a)	6,065	75

Corinthian Colleges Inc (a)	5,417	105			185

K12 Inc (a)	3,828	53

		615	Transport - Marine (0.12%)

			Genco Shipping & Trading Ltd	5,139	63
Semiconductor Component - Integrated Circuits (1.35%)
Cirrus Logic Inc (a)	10,923	41	Transport - Services (0.99%)
Hittite Microwave Corp (a)	14,660	458	HUB Group Inc (a)	31,567	537

Schedule of Investments SmallCap Growth Account II March 31, 2009 (unaudited)

	Shares	Value
	Held	(000's)

COMMON STOCKS (continued)
Transport - Truck (0.98%)
Landstar System Inc	13,736 $	460
Old Dominion Freight Line Inc (a)	3,073	72

		532

Veterinary Diagnostics (0.46%)
Neogen Corp (a)	2,671	58
VCA Antech Inc (a)	8,432	190

		248

Web Hosting & Design (0.16%)
NIC Inc	16,579	86

Wireless Equipment (2.47%)
Ceragon Networks Ltd (a)	26,900	114
SBA Communications Corp (a)	32,559	759
Viasat Inc (a)	22,371	466

		1,339

TOTAL COMMON STOCKS	$ 53,501

Total Investments	$ 53,501
Other Assets in Excess of Liabilities, Net - 1.39%		752

TOTAL NET ASSETS - 100.00%	$ 54,253

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$ 2,999
Unrealized Depreciation	(22,258)

Net Unrealized Appreciation (Depreciation)	(19,259)
Cost for federal income tax purposes	72,760
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent

Consumer, Non-cyclical	29.56%
Technology	16.04%
Consumer, Cyclical	14.76%
Industrial	14.44%
Communications	12.96%
Financial	4.47%
Energy	4.45%
Basic Materials	1.56%
Utilities	0.37%
Other Assets in Excess of Liabilities, Net	1.39%

TOTAL NET ASSETS	100.00%

Schedule of Investments
SmallCap Value Account I
March 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (93.47%)			COMMON STOCKS (continued)
Advanced Materials & Products (0.42%)			Building - Heavy Construction (continued)
Ceradyne Inc (a)	21,900 $	397	Perini Corp (a)	7,000 $		86

						202

Aerospace & Defense (0.19%)
Esterline Technologies Corp (a)	8,900	180	Building - Mobile Home & Manufactured Housing (0.00%)
			Palm Harbor Homes Inc (a)	2,000		5
Aerospace & Defense Equipment (0.77%)
Curtiss-Wright Corp	9,700	272	Building - Residential & Commercial (0.02%)
Ducommun Inc	4,100	60	Meritage Homes Corp (a)	1,600		18
Heico Corp	5,600	136	Building & Construction - Miscellaneous (0.14%)
Moog Inc (a)	4,550	104	Dycom Industries Inc (a)	13,000		75
Triumph Group Inc	4,100	157	Layne Christensen Co (a)	3,300		53

		729				128

Agricultural Operations (0.10%)			Building & Construction Products -
Andersons Inc/The	6,600	93	Miscellaneous (0.27%)
			Gibraltar Industries Inc	26,800		126
Airlines (0.89%)			NCI Building Systems Inc (a)	10,800		24
Alaska Air Group Inc (a)	4,800	84	Quanex Building Products Corp	12,050		92
Hawaiian Holdings Inc (a)	26,900	100	Trex Co Inc (a)	1,700		13

JetBlue Airways Corp (a)	12,700	47				255

Republic Airways Holdings Inc (a)	37,200	241
Skywest Inc	23,800	296	Building Products - Air & Heating (0.60%)
			AAON Inc	4,700		85
US Airways Group Inc (a)	30,500	77

			Comfort Systems USA Inc	46,375		481

		845

						566

Apparel Manufacturers (0.33%)
Carter's Inc (a)	9,000	169	Building Products - Cement & Aggregate (0.02%)
			US Concrete Inc (a)	9,800		20
Maidenform Brands Inc (a)	14,900	136
Oxford Industries Inc	900	6	Building Products - Doors & Windows (0.17%)
Quiksilver Inc (a)	5,100	7	Apogee Enterprises Inc	15,100		166

		318

Applications Software (0.22%)			Building Products - Wood (0.26%)
American Reprographics Co (a)	6,400	23	Universal Forest Products Inc	9,200		245
Progress Software Corp (a)	6,300	109
			Cellular Telecommunications (0.46%)
Quest Software Inc (a)	6,400	81	Centennial Communications Corp (a)	7,900		65

		213	Syniverse Holdings Inc (a)	23,500		371

Auto - Truck Trailers (0.03%)						436

Wabash National Corp	21,800	27
			Chemicals - Diversified (0.67%)
Auto/Truck Parts & Equipment - Original (0.03%)			Aceto Corp	9,600		57
Lear Corp (a)	40,000	30	Innophos Holdings Inc	21,000		237
			Innospec Inc	9,100		34
Auto/Truck Parts & Equipment - Replacement (0.32%)			Olin Corp	15,125		216
ATC Technology Corp/IL (a)	27,300	306	Rockwood Holdings Inc (a)	11,100		88

Commercial Vehicle Group Inc (a)	4,500	2				632

		308	Chemicals - Plastics (0.36%)

Broadcasting Services & Programming (0.13%)			Schulman A Inc	20,875		283
DG FastChannel Inc (a)	6,600	124	Spartech Corp	22,500		55

						338

Building - Heavy Construction (0.21%)
Granite Construction Inc	3,100	116

Schedule of Investments SmallCap Value Account I March 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Chemicals - Specialty (1.26%)			Commercial Banks (continued)
HB Fuller Co	20,600 $	268	Heartland Financial USA Inc	2,900 $		39
Minerals Technologies Inc	3,400	109	Heritage Commerce Corp	1,100		6
NewMarket Corp	4,300	191	IBERIABANK Corp	13,500		620
OM Group Inc (a)	4,900	95	Independent Bank Corp/Rockland MA	14,300		211
Sensient Technologies Corp	19,800	465	Integra Bank Corp	8,400		16
Zep Inc	6,400	65	Lakeland Bancorp Inc	10,200		82

		1,193	Lakeland Financial Corp	6,200		119

Circuit Boards (0.33%)			MainSource Financial Group Inc	15,721		126
Park Electrochemical Corp	7,475	129	Nara Bancorp Inc	11,400		34
TTM Technologies Inc (a)	31,300	182	National Penn Bancshares Inc	42,761		355

		311	NBT Bancorp Inc	12,300		266

			Old National Bancorp/IN	14,100		158
Collectibles (0.04%)			Old Second Bancorp Inc	1,400		9
RC2 Corp (a)	8,000	42	Oriental Financial Group Inc	9,300		45
Commercial Banks (11.10%)			Pacific Capital Bancorp NA	15,500		105
1st Source Corp	5,210	94	Pacific Continental Corp	2,100		24
Amcore Financial Inc	5,661	9	PacWest Bancorp	5,100		73
Ameris Bancorp	6,840	32	Peoples Bancorp Inc/OH	5,465		71
Bancfirst Corp	2,900	106	Prosperity Bancshares Inc	10,500		287
Banco Latinoamericano de Exportaciones SA	10,800	101	Provident Bankshares Corp	16,200		114
Bank of the Ozarks Inc	7,600	175	Renasant Corp	8,350		105
Banner Corp	2,500	7	Republic Bancorp Inc/KY	5,235		98
Cathay General Bancorp	5,200	54	S&T Bancorp Inc	14,400		305
Central Pacific Financial Corp	15,700	88	SCBT Financial Corp	1,102		23
Chemical Financial Corp	10,393	216	Shore Bancshares Inc	1,100		18
Citizens Republic Bancorp Inc	7,155	11	Sierra Bancorp	4,800		47
City Holding Co	15,000	409	Simmons First National Corp	3,900		98
Colonial BancGroup Inc/The	38,900	35	Southside Bancshares Inc	8,500		161
Columbia Banking System Inc	8,757	56	Southwest Bancorp Inc/Stillwater OK	15,500		145
Community Bank System Inc	16,400	275	StellarOne Corp	951		11
Community Trust Bancorp Inc	14,463	387	Sterling Bancorp/NY	14,200		141
CVB Financial Corp	96,950	643	Sterling Bancshares Inc/TX	25,550		167
East West Bancorp Inc	12,500	57	Sterling Financial Corp/WA	32,520		67
Farmers Capital Bank Corp	2,800	44	Suffolk Bancorp	2,600		68
Financial Institutions Inc	4,600	35	Susquehanna Bancshares Inc	7,900		74
First Bancorp/Puerto Rico	37,800	161	SVB Financial Group (a)	2,650		53
First Bancorp/Troy NC	3,200	38	Trico Bancshares	10,100		169
First Commonwealth Financial Corp	13,250	118	Trustmark Corp	11,800		217
First Community Bancshares Inc/VA	4,900	57	UCBH Holdings Inc	23,500		36
First Financial Bancorp	9,400	90	UMB Financial Corp	5,400		229
First Financial Bankshares Inc	2,900	140	Umpqua Holdings Corp	16,193		147
First Merchants Corp	6,500	70	Union Bankshares Corp/VA	3,150		44
First South Bancorp Inc/Washington NC	2,200	23	United Bankshares Inc	4,100		71
FirstMerit Corp	32,000	582	United Community Banks Inc/GA	14,326		60
FNB Corp/PA	24,700	189	Washington Trust Bancorp Inc	5,400		88
Glacier Bancorp Inc	3,300	52	WesBanco Inc	7,500		171
Green Bankshares Inc	9,589	84	West Bancorporation Inc	8,400		63
Hancock Holding Co	3,500	109	West Coast Bancorp/OR	17,500		39
Hanmi Financial Corp	51,200	67	Westamerica Bancorporation	2,900		132

Schedule of Investments SmallCap Value Account I March 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Commercial Banks (continued)			Consulting Services (continued)
Wilshire Bancorp Inc	23,600 $	122	MAXIMUS Inc	1,000 $	40
Yadkin Valley Financial Corp	800	6	Watson Wyatt Worldwide Inc	8,075	399

		10,549			657

Commercial Services (0.04%)			Consumer Products - Miscellaneous (1.09%)
DynCorp International Inc (a)	3,000	40	American Greetings Corp	9,200	47
			Blyth Inc	2,825	74
Commercial Services - Finance (1.07%)			Central Garden and Pet Co - A Shares (a)	25,800	194
Advance America Cash Advance Centers Inc	15,100	26	Helen of Troy Ltd (a)	20,800	286
Deluxe Corp	59,425	572	Jarden Corp (a)	2,465	31
Dollar Financial Corp (a)	22,928	218	Prestige Brands Holdings Inc (a)	24,000	124
Global Cash Access Holdings Inc (a)	25,600	98	Tupperware Brands Corp	16,200	275

Heartland Payment Systems Inc	15,900	105			1,031

		1,019

			Containers - Metal & Glass (0.70%)
Communications Software (0.05%)			Greif Inc	4,750	158
Digi International Inc (a)	5,900	45	Silgan Holdings Inc	9,700	510

					668

Computer Aided Design (0.33%)
Aspen Technology Inc (a)	31,100	217	Containers - Paper & Plastic (0.60%)
Parametric Technology Corp (a)	9,380	94	Rock-Tenn Co	20,900	565

		311

			Cosmetics & Toiletries (0.14%)
Computer Graphics (0.02%)			Bare Escentuals Inc (a)	19,600	80
Trident Microsystems Inc (a)	13,000	19	Elizabeth Arden Inc (a)	8,900	52

					132

Computer Services (0.68%)
Ciber Inc (a)	43,200	118	Data Processing & Management (0.14%)
COMSYS IT Partners Inc (a)	6,300	14	CSG Systems International Inc (a)	8,100	116
Insight Enterprises Inc (a)	8,100	25	infoGROUP Inc	3,600	15

Perot Systems Corp (a)	25,650	330			131

SYKES Enterprises Inc (a)	8,700	144	Decision Support Software (0.04%)
Virtusa Corp (a)	2,700	17	SPSS Inc (a)	1,200	34

		648

Computers (0.03%)			Disposable Medical Products (0.08%)
Palm Inc (a)	3,380	29	ICU Medical Inc (a)	2,275	73

Computers - Integrated Systems (0.03%)			Distribution & Wholesale (0.70%)
Radisys Corp (a)	4,100	25	Brightpoint Inc (a)	16,900	73
			Core-Mark Holding Co Inc (a)	5,600	102
Computers - Memory Devices (0.14%)			Pool Corp	3,300	44
Imation Corp	9,500	73	School Specialty Inc (a)	700	12
Quantum Corp (a)	72,600	48	United Stationers Inc (a)	7,400	208
Silicon Storage Technology Inc (a)	9,100	15	Watsco Inc	6,700	228

		136			667

Computers - Peripheral Equipment (0.17%)			Diversified Manufacturing Operations (2.06%)
Electronics for Imaging Inc (a)	16,400	161	Actuant Corp	8,600	89
			Acuity Brands Inc	16,100	363
Consulting Services (0.69%)			Ameron International Corp	5,700	300
CRA International Inc (a)	1,200	22	AO Smith Corp	5,400	136
Forrester Research Inc (a)	2,200	45	AZZ Inc (a)	6,800	179
Gartner Inc (a)	13,700	151	Barnes Group Inc	29,700	317

Schedule of Investments
SmallCap Value Account I
March 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Diversified Manufacturing Operations			Electronic Components - Semiconductors
(continued)			(continued)
Brink's Co/The	3,500 $	93	Zoran Corp (a)	17,600 $	155

EnPro Industries Inc (a)	21,200	363			1,662

Koppers Holdings Inc	7,875	114	Electronic Measurement Instruments (0.09%)

		1,954	Analogic Corp	1,400	45

Diversified Operations (0.08%)			Zygo Corp (a)	8,500	39

Compass Diversified Holdings	8,900	79			84

Diversified Operations & Commercial Services (0.13%)			Engineering - Research & Development Services (0.36%)
Viad Corp	9,000	127	EMCOR Group Inc (a)	20,075	345

E-Commerce - Products (0.12%)			Enterprise Software & Services (1.62%)
NutriSystem Inc	7,800	111	JDA Software Group Inc (a)	6,300	73
			Mantech International Corp (a)	3,800	159
Electric - Integrated (3.98%)			MedAssets Inc (a)	4,800	68
Avista Corp	7,200	99	MicroStrategy Inc (a)	3,150	108
CH Energy Group Inc	1,600	75	Sybase Inc (a)	28,000	848
Cleco Corp	21,950	476	SYNNEX Corp (a)	14,400	283

El Paso Electric Co (a)	27,825	392			1,539

Portland General Electric Co	64,800	1,140	Entertainment Software (0.06%)
UIL Holdings Corp	7,000	156	Take-Two Interactive Software Inc (a)	6,900	58
Unisource Energy Corp	29,000	818
Westar Energy Inc	35,800	628	Fiduciary Banks (0.10%)

		3,784	Boston Private Financial Holdings Inc	27,700	97

Electric Products - Miscellaneous (0.50%)			Finance - Consumer Loans (0.64%)
GrafTech International Ltd (a)	49,600	305	Encore Capital Group Inc (a)	6,900	31
Molex Inc	12,500	172	Nelnet Inc	9,900	88

		477	Ocwen Financial Corp (a)	11,600	133

Electronic Components - Miscellaneous (0.64%)			World Acceptance Corp (a)	20,600	352

Benchmark Electronics Inc (a)	25,500	285			604

CTS Corp	16,200	58	Finance - Credit Card (0.03%)
Methode Electronics Inc	9,700	35	Advanta Corp - Class B	7,318	5
OSI Systems Inc (a)	4,175	64	CompuCredit Corp (a)	8,000	19

Plexus Corp (a)	3,700	51			24

Rogers Corp (a)	3,900	74
Sanmina-SCI Corp (a)	110,800	34	Finance - Investment Banker & Broker (2.19%)
Technitrol Inc	4,700	8	Greenhill & Co Inc	2,050	151

		609	Knight Capital Group Inc (a)	45,625	673

			LaBranche & Co Inc (a)	15,300	57
Electronic Components - Semiconductors (1.75%)			optionsXpress Holdings Inc	7,400	84
Amkor Technology Inc (a)	24,800	67	Penson Worldwide Inc (a)	9,400	61
Applied Micro Circuits Corp (a)	18,050	88	Piper Jaffray Cos (a)	4,800	124
DSP Group Inc (a)	10,500	45	Stifel Financial Corp (a)	15,200	658
IXYS Corp	15,400	124	SWS Group Inc	17,600	273

Lattice Semiconductor Corp (a)	13,900	19			2,081

PMC - Sierra Inc (a)	54,100	345
QLogic Corp (a)	9,450	105	Finance - Leasing Company (0.20%)
Semtech Corp (a)	8,000	107	Financial Federal Corp	8,750	185
Silicon Laboratories Inc (a)	4,400	116
Skyworks Solutions Inc (a)	60,900	491

Schedule of Investments
SmallCap Value Account I
March 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Finance - Mortgage Loan/Banker (0.07%)			Gold Mining (0.24%)
Federal Agricultural Mortgage Corp	26,600 $	71	Royal Gold Inc	4,800 $		224

Finance - Other Services (0.01%)			Home Furnishings (0.18%)
BGC Partners Inc	2,600	6	Ethan Allen Interiors Inc	5,100		58
			Furniture Brands International Inc	23,200		34
Financial Guarantee Insurance (0.14%)			Tempur-Pedic International Inc	11,400		83

Assured Guaranty Ltd	19,200	130				175

Food - Canned (0.45%)			Hotels & Motels (0.18%)
Del Monte Foods Co	18,600	135	Choice Hotels International Inc	6,600		170
TreeHouse Foods Inc (a)	10,100	291

		426	Human Resources (0.57%)

			Cross Country Healthcare Inc (a)	8,500		56
Food - Miscellaneous/Diversified (0.79%)			Kelly Services Inc	6,700		54
Cal-Maine Foods Inc	4,900	110	Kforce Inc (a)	10,900		77
Chiquita Brands International Inc (a)	19,500	129	Korn/Ferry International (a)	11,000		100
Hain Celestial Group Inc (a)	2,900	41	MPS Group Inc (a)	19,400		115
Ralcorp Holdings Inc (a)	8,700	469	Spherion Corp (a)	24,200		50

		749	TrueBlue Inc (a)	11,100		91

Food - Retail (0.07%)						543

Ruddick Corp	3,100	70	Identification Systems - Development (0.18%)
			Brady Corp	1,900		33
Food - Wholesale & Distribution (1.21%)
			Checkpoint Systems Inc (a)	14,925		134

Fresh Del Monte Produce Inc (a)	21,500	353
						167

Nash Finch Co	16,100	452
Spartan Stores Inc	22,500	347	Instruments - Scientific (0.16%)

		1,152	FEI Co (a)	10,000		154

Footwear & Related Apparel (0.35%)			Insurance Brokers (0.04%)
Deckers Outdoor Corp (a)	2,200	117	Crawford & Co (a)	5,800		39
Skechers U.S.A. Inc (a)	6,500	43
Steven Madden Ltd (a)	2,000	38	Internet Application Software (0.06%)
Timberland Co/The (a)	11,400	136	Vignette Corp (a)	8,525		57

		334

			Internet Content - Information & News (0.07%)
Funeral Services & Related Items (0.16%)			Infospace Inc (a)	13,200		69
Stewart Enterprises Inc	45,800	148
			Internet Infrastructure Equipment (0.19%)
Garden Products (0.04%)			Avocent Corp (a)	15,000		182
Toro Co	1,400	34
			Internet Infrastructure Software (0.26%)
Gas - Distribution (3.52%)			TIBCO Software Inc (a)	41,500		244
Atmos Energy Corp	1,175	27
Laclede Group Inc/The	7,700	300	Internet Security (0.08%)
New Jersey Resources Corp	28,450	967	SonicWALL Inc (a)	16,950		76
Nicor Inc	7,200	239
Northwest Natural Gas Co	1,875	82	Intimate Apparel (0.16%)
Piedmont Natural Gas Co Inc	7,000	181	Warnaco Group Inc/The (a)	6,500		156
South Jersey Industries Inc	9,000	315
Southwest Gas Corp	26,500	559	Investment Companies (0.27%)
WGL Holdings Inc	20,650	677	MCG Capital Corp	18,201		23

		3,347	Patriot Capital Funding Inc	41,329		76

Schedule of Investments
SmallCap Value Account I
March 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Investment Companies (continued)			Medical - Drugs (continued)
Prospect Capital Corp	17,984 $	153	Valeant Pharmaceuticals International (a)	4,400 $	78

		252	Viropharma Inc (a)	24,025	126

Investment Management & Advisory Services (0.06%)					319

Virtus Investment Partners Inc (a)	270	2	Medical - Generic Drugs (0.14%)
Waddell & Reed Financial Inc	3,075	55	Par Pharmaceutical Cos Inc (a)	3,200	31

		57	Perrigo Co	4,200	104

Lasers - Systems & Components (0.07%)					135

Newport Corp (a)	6,800	30	Medical - HMO (1.44%)
Rofin-Sinar Technologies Inc (a)	2,225	36	AMERIGROUP Corp (a)	28,900	796

		66	Centene Corp (a)	8,300	150

Life & Health Insurance (0.41%)			Healthspring Inc (a)	23,125	193
American Equity Investment Life Holding Co	12,400	52	Magellan Health Services Inc (a)	6,400	233

Delphi Financial Group Inc	24,400	328			1,372

Phoenix Cos Inc/The	5,400	6	Medical - Hospitals (0.05%)

		386	Medcath Corp (a)	6,800	49

Machinery - Electrical (0.41%)			Medical - Outpatient & Home Medical Care (0.59%)
Regal-Beloit Corp	12,775	391	Gentiva Health Services Inc (a)	23,700	360
Machinery - General Industry (1.43%)			Res-Care Inc (a)	13,500	197

Applied Industrial Technologies Inc	46,850	791			557

Kadant Inc (a)	800	9	Medical Instruments (0.27%)
Robbins & Myers Inc	2,700	41	Conmed Corp (a)	17,800	257
Tennant Co	1,200	11
Wabtec Corp	19,100	504	Medical Products (0.46%)

		1,356	Invacare Corp	22,500	361

			PSS World Medical Inc (a)	5,200	74

Machinery - Material Handling (0.15%)					435

Cascade Corp	2,000	35
Columbus McKinnon Corp/NY (a)	12,550	110	Medical Sterilization Products (0.13%)

		145	STERIS Corp	5,200	121

Medical - Biomedical/Gene (0.93%)			Metal Processors & Fabrication (0.67%)
Alexion Pharmaceuticals Inc (a)	3,700	139	CIRCOR International Inc	5,500	124
Arena Pharmaceuticals Inc (a)	2,500	8	Haynes International Inc (a)	3,400	60
Bio-Rad Laboratories Inc (a)	4,500	297	Mueller Industries Inc	9,925	215
Celera Corp (a)	4,900	37	Sun Hydraulics Corp	4,900	72
Emergent Biosolutions Inc (a)	8,200	111	Worthington Industries Inc	18,500	161

InterMune Inc (a)	1,300	21			632

Maxygen Inc (a)	8,100	55
			Miscellaneous Manufacturers (0.04%)
PDL BioPharma Inc	5,400	38
			Movado Group Inc	4,600	35
Protalix BioTherapeutics Inc (a)	9,600	19
Seattle Genetics Inc (a)	5,600	55	MRI - Medical Diagnostic Imaging (0.03%)
United Therapeutics Corp (a)	1,600	106	Alliance HealthCare Services Inc (a)	3,700	25

		886

Medical - Drugs (0.34%)			Multilevel Direct Selling (0.15%)
Auxilium Pharmaceuticals Inc (a)	2,000	56	Nu Skin Enterprises Inc	13,600	143
Medivation Inc (a)	2,100	38	Multi-Line Insurance (0.05%)
Pharmasset Inc (a)	2,000	20	Horace Mann Educators Corp	6,200	52
ULURU Inc (a)	6,600	1

Schedule of Investments
SmallCap Value Account I
March 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Networking Products (1.50%)			Paper & Related Products (continued)
3Com Corp (a)	260,800 $	806	Schweitzer-Mauduit International Inc	12,900 $	238

Adaptec Inc (a)	11,700	28			331

Anixter International Inc (a)	7,800	247	Physical Therapy & Rehabilitation Centers (0.28%)
Black Box Corp	5,800	137	Healthsouth Corp (a)	10,400	92
Ixia (a)	7,125	37	Psychiatric Solutions Inc (a)	6,800	107
Netgear Inc (a)	7,900	95	RehabCare Group Inc (a)	3,900	68

Polycom Inc (a)	5,100	79			267

		1,429

			Power Converter & Supply Equipment (0.10%)
Non-Ferrous Metals (0.10%)			Advanced Energy Industries Inc (a)	12,025	91
RTI International Metals Inc (a)	4,400	51
USEC Inc (a)	9,500	46	Printing - Commercial (0.12%)

		97	Consolidated Graphics Inc (a)	8,400	107

Office Furnishings - Original (0.33%)			Valassis Communications Inc (a)	4,600	7

Herman Miller Inc	10,800	115			114

Knoll Inc	32,100	197	Private Corrections (0.11%)

		312	Geo Group Inc/The (a)	7,900	105

Office Supplies & Forms (0.04%)
			Property & Casualty Insurance (4.42%)
Ennis Inc	4,400	39
			American Physicians Capital Inc	6,900	282
Oil - Field Services (0.10%)			Amerisafe Inc (a)	44,800	686
RPC Inc	7,562	50	Amtrust Financial Services Inc	19,800	189
Trico Marine Services Inc/United States (a)	13,700	29	Employers Holdings Inc	6,400	61
Union Drilling Inc (a)	4,600	17	FPIC Insurance Group Inc (a)	6,200	230

		96	Hallmark Financial Services (a)	3,800	26

			Harleysville Group Inc	5,300	169
Oil & Gas Drilling (0.11%)			Infinity Property & Casualty Corp	6,000	204
Parker Drilling Co (a)	14,175	26	Meadowbrook Insurance Group Inc	10,700	65
Pioneer Drilling Co (a)	7,500	25	Navigators Group Inc (a)	7,400	349
Unit Corp (a)	2,500	52	PMA Capital Corp (a)	36,000	150

		103	ProAssurance Corp (a)	7,625	355

Oil Company - Exploration & Production (0.64%)			RLI Corp	1,400	70
Comstock Resources Inc (a)	8,300	247	Safety Insurance Group Inc	16,525	514
Harvest Natural Resources Inc (a)	7,600	26	SeaBright Insurance Holdings Inc (a)	8,500	89
Rosetta Resources Inc (a)	12,500	62	Selective Insurance Group	27,425	334
Swift Energy Co (a)	18,450	134	Tower Group Inc	1,692	42
Toreador Resources Corp (a)	1,600	4	Zenith National Insurance Corp	15,900	383

Vaalco Energy Inc (a)	24,900	132			4,198

		605

			Protection - Safety (0.08%)
Oil Field Machinery & Equipment (0.21%)			Landauer Inc	1,500	76
Complete Production Services Inc (a)	10,700	33
Lufkin Industries Inc	4,400	167	Publicly Traded Investment Fund (0.40%)

		200	iShares Russell 2000 Value Index Fund	9,600	379

Oil Refining & Marketing (0.13%)			Publishing - Newspapers (0.01%)
Holly Corp	5,775	122	Lee Enterprises Inc	28,400	8

Paper & Related Products (0.35%)			Quarrying (0.50%)
Buckeye Technologies Inc (a)	43,800	93	Compass Minerals International Inc	8,500	479

Schedule of Investments SmallCap Value Account I March 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Racetracks (0.07%)			REITS - Mortgage (continued)
International Speedway Corp	2,926 $	65	Anworth Mortgage Asset Corp	31,800 $	195
			Arbor Realty Trust Inc	11,500	8
Radio (0.13%)			Capital Trust Inc/NY	4,500	5
Cox Radio Inc	22,800	93	MFA Mortgage Investments Inc	102,237	601
Cumulus Media Inc (a)	15,400	16	NorthStar Realty Finance Corp	42,832	100
Entercom Communications Corp	15,000	17	Resource Capital Corp	10,800	33

		126			956

Recreational Vehicles (0.11%)			REITS - Office Property (0.72%)
Polaris Industries Inc	4,700	101	BioMed Realty Trust Inc	32,550	220
			Corporate Office Properties Trust SBI MD	4,700	117
Reinsurance (2.65%)
			Douglas Emmett Inc	2,300	17
Argo Group International Holdings Ltd (a)	7,221	217
			Highwoods Properties Inc	4,700	101
Aspen Insurance Holdings Ltd	39,450	886
			Maguire Properties Inc	6,100	4
IPC Holdings Ltd	2,500	68
			Parkway Properties Inc/Md	22,100	228

Max Capital Group Ltd	23,600	407
					687

Platinum Underwriters Holdings Ltd	29,900	848
Validus Holdings Ltd	3,900	92	REITS - Regional Malls (0.10%)

		2,518	Glimcher Realty Trust	24,800	35

			Pennsylvania Real Estate Investment Trust	16,800	59

REITS - Apartments (0.33%)
					94

American Campus Communities Inc	9,000	156
Associated Estates Realty Corp	6,700	38	REITS - Shopping Centers (0.57%)
Education Realty Trust Inc	8,900	31	Acadia Realty Trust	2,300	25
Home Properties Inc	2,900	89	Cedar Shopping Centers Inc	15,325	27

		314	Equity One Inc	5,200	63

			Inland Real Estate Corp	17,800	126
REITS - Diversified (0.61%)
			Saul Centers Inc	11,000	253
Entertainment Properties Trust	18,325	289
			Urstadt Biddle Properties Inc	3,600	48

Lexington Realty Trust	106,300	253
					542

PS Business Parks Inc	1,100	40

		582	REITS - Single Tenant (0.98%)

			National Retail Properties Inc	50,325	797
REITS - Healthcare (1.60%)
			Realty Income Corp	7,050	133

LTC Properties Inc	12,300	216
					930

Omega Healthcare Investors Inc	35,200	496
Senior Housing Properties Trust	57,600	807	REITS - Storage (0.16%)

		1,519	Extra Space Storage Inc	28,400	157

REITS - Hotels (0.30%)			REITS - Warehouse & Industrial (0.44%)
Ashford Hospitality Trust Inc	24,700	38	DCT Industrial Trust Inc	68,200	216
DiamondRock Hospitality Co	33,900	136	First Potomac Realty Trust	27,800	205

Hersha Hospitality Trust	10,200	19			421

Strategic Hotels & Resorts Inc	30,200	21
Sunstone Hotel Investors Inc	26,220	69	Rental - Auto & Equipment (1.26%)

		283	Aaron Rents Inc	3,025	81

			Electro Rent Corp	2,700	26
REITS - Manufactured Homes (0.54%)			Rent-A-Center Inc/TX (a)	56,425	1,093

Equity Lifestyle Properties Inc	9,900	377			1,200

Sun Communities Inc	11,500	136

		513	Retail - Apparel & Shoe (2.72%)

			Aeropostale Inc (a)	4,600	122
REITS - Mortgage (1.01%)			Brown Shoe Co Inc	15,050	56
Anthracite Capital Inc	41,800	14	Buckle Inc/The	7,700	246

Schedule of Investments
SmallCap Value Account I
March 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Retail - Apparel & Shoe (continued)			Retail - Restaurants (continued)
Cato Corp/The	15,900 $	291	Jack in the Box Inc (a)	15,100 $	352

Childrens Place Retail Stores Inc/The (a)	9,200	201			902

Collective Brands Inc (a)	14,900	145	Rubber & Plastic Products (0.06%)
Dress Barn Inc (a)	13,800	170	Myers Industries Inc	9,900	61
Finish Line	21,400	142
Genesco Inc (a)	1,900	36	Savings & Loans - Thrifts (1.70%)
Gymboree Corp (a)	12,800	273	Berkshire Hills Bancorp Inc	400	9
HOT Topic Inc (a)	21,500	241	Brookline Bancorp Inc	19,400	184
JOS A Bank Clothiers Inc (a)	16,800	467	Dime Community Bancshares	21,425	201
Shoe Carnival Inc (a)	8,800	91	First Financial Holdings Inc	5,200	40
Stage Stores Inc	10,325	104	First Niagara Financial Group Inc	57,946	632

		2,585	First Place Financial Corp/OH	500	2

Retail - Computer Equipment (0.19%)			FirstFed Financial Corp (a)	3,600	1
PC Connection Inc (a)	8,300	32	Flushing Financial Corp	5,900	35
PC Mall Inc (a)	3,700	17	Provident Financial Services Inc	30,300	328
Systemax Inc (a)	10,000	129	Provident New York Bancorp	6,900	59

		178	United Community Financial Corp/OH	28,079	34

			Waterstone Financial Inc (a)	200	-
Retail - Convenience Store (0.36%)			WSFS Financial Corp	4,200	94

Casey's General Stores Inc	4,000	106			1,619

Pantry Inc/The (a)	13,500	238

		344	Semiconductor Component - Integrated Circuits (0.62%)

			Cirrus Logic Inc (a)	14,600	55
Retail - Fabric Store (0.04%)			Emulex Corp (a)	40,600	204
Jo-Ann Stores Inc (a)	2,400	39	Micrel Inc	11,175	79
Retail - Gardening Products (0.09%)			Pericom Semiconductor Corp (a)	3,600	26
Tractor Supply Co (a)	2,500	90	Sigma Designs Inc (a)	7,400	92
			Standard Microsystems Corp (a)	6,200	116
Retail - Hair Salons (0.09%)			TriQuint Semiconductor Inc (a)	9,000	22

Regis Corp	5,900	85			594

			Semiconductor Equipment (0.29%)
Retail - Leisure Products (0.07%)
			Asyst Technologies Inc (a)	33,600	10
Steinway Musical Instruments (a)	5,600	67
			Brooks Automation Inc (a)	5,600	26
Retail - Pawn Shops (0.68%)			Cohu Inc	1,400	10
Cash America International Inc	23,100	362	Entegris Inc (a)	43,339	37
Ezcorp Inc (a)	13,700	159	Kulicke & Soffa Industries Inc (a)	10,400	27
First Cash Financial Services Inc (a)	8,600	128	MKS Instruments Inc (a)	11,200	164

		649			274

Retail - Pet Food & Supplies (0.21%)			Steel - Producers (0.16%)
PetMed Express Inc (a)	12,000	198	Carpenter Technology Corp	6,200	88
			Schnitzer Steel Industries Inc	2,100	66

Retail - Petroleum Products (0.30%)					154

World Fuel Services Corp	9,100	288	Telecommunication Equipment (0.86%)
Retail - Restaurants (0.95%)			Arris Group Inc (a)	54,885	405
Bob Evans Farms Inc	100	2	Plantronics Inc	17,700	214
CEC Entertainment Inc (a)	18,300	474	Symmetricom Inc (a)	8,400	29
Cracker Barrel Old Country Store Inc	2,100	60	Tekelec (a)	12,500	165

Einstein Noah Restaurant Group Inc (a)	2,500	14			813

Schedule of Investments
SmallCap Value Account I
March 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Telecommunication Equipment - Fiber Optics (0.27%)			Transport - Truck (continued)
Finisar Corp (a)	15,100 $	7	Marten Transport Ltd (a)	7,800 $	146

Harmonic Inc (a)	38,000	247			477

MRV Communications Inc (a)	8,400	2	Water (0.35%)

		256	American States Water Co	3,600	131

Telecommunication Services (0.70%)			California Water Service Group	4,800	201

Consolidated Communications Holdings Inc	3,900	40			332

Harris Stratex Networks Inc (a)	5,300	20	Web Portals (0.62%)
Iowa Telecommunications Services Inc	11,000	126	Earthlink Inc (a)	42,500	279
MasTec Inc (a)	12,600	152	United Online Inc	68,912	308

Premiere Global Services Inc (a)	23,400	206			587

RCN Corp (a)	9,075	34
USA Mobility Inc	9,600	89	Wire & Cable Products (0.23%)

		667	Belden Inc	5,000	62

			Encore Wire Corp	7,400	159

Telephone - Integrated (0.38%)					221

Atlantic Tele-Network Inc	3,000	57
Cincinnati Bell Inc (a)	131,225	302	Wireless Equipment (0.10%)

		359	Novatel Wireless Inc (a)	16,600	93

			TOTAL COMMON STOCKS		$ 88,793

Television (0.05%)
LIN TV Corp (a)	3,200	4		Principal
Sinclair Broadcast Group Inc	42,800	44		Amount	Value

				(000's)	(000's)

		48

			U.S. GOVERNMENT & GOVERNMENT AGENCY
Textile - Apparel (0.05%)			OBLIGATIONS (0.44%)
Perry Ellis International Inc (a)	14,050	49	U.S. Treasury (0.44%)
			3.13%, 11/30/2009 (b)	$ 415	422

Therapeutics (0.07%)			TOTAL U.S. GOVERNMENT & GOVERNMENT
Cypress Bioscience Inc (a)	3,800	27	AGENCY OBLIGATIONS		$ 422

Questcor Pharmaceuticals Inc (a)	8,900	44	REPURCHASE AGREEMENTS (1.71%)

		71	Diversified Banking Institutions (0.44%)

Tobacco (0.27%)			Investment in Joint Trading Account;
			Morgan Stanley Repurchase Agreement;
Universal Corp/VA	8,500	254	0.19%; dated 3/31/2009 maturing
			4/01/2009 (collateralized by Sovereign
Toys (0.57%)			Agency Issues; $426,000; 0.00%; dated
Jakks Pacific Inc (a)	43,900	542	03/09/2011)	$ 418 $	418

Transport - Air Freight (0.16%)			Money Center Banks (1.27%)
Atlas Air Worldwide Holdings Inc (a)	8,600	149	Investment in Joint Trading Account; Bank
			of America Repurchase Agreement; 0.12%
Transport - Marine (0.63%)			dated 3/31/2009 maturing 4/01/2009
Gulfmark Offshore Inc (a)	19,300	460	(collateralized by Sovereign Agency
			Issues; $853,000; 1.625% - 5.00%; dated
Knightsbridge Tankers Ltd	9,800	143	04/26/11 - 05/11/17)	836	836

		603

Transport - Services (0.12%)
Pacer International Inc	31,400	110
PHI Inc (a)	100	1

		111

Transport - Truck (0.50%)
Arkansas Best Corp	17,400	331

Schedule of Investments SmallCap Value Account I March 31, 2009 (unaudited)

Principal
	Amount	Value
	(000's)	(000's)

REPURCHASE AGREEMENTS (continued)
Money Center Banks (continued)
Investment in Joint Trading Account;
Deutsche Bank Repurchase Agreement;
0.19%; dated 3/31/2009 maturing
4/01/2009 (collateralized by Sovereign
Agency Issues; $373,000; 2.265% -
5.90%; dated 04/14/09 - 08/14/18)	$ 366 $	366

1,202

TOTAL REPURCHASE AGREEMENTS	$ 1,620

Total Investments	$ 90,835
Other Assets in Excess of Liabilities, Net - 4.38%		4,165

TOTAL NET ASSETS - 100.00%	$ 95,000

(a)	Non-Income Producing Security

(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $422 or 0.44% of net assets.

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$ 4,853
Unrealized Depreciation	(60,892)

Net Unrealized Appreciation (Depreciation)	(56,039)
Cost for federal income tax purposes	146,874
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent

Financial	33.15%
Industrial	13.22%
Consumer, Non-cyclical	13.20%
Consumer, Cyclical	10.28%
Utilities	7.86%
Technology	6.19%
Communications	5.98%
Basic Materials	3.63%
Energy	1.19%
Government	0.44%
Exchange Traded Funds	0.40%
Diversified	0.08%
Other Assets in Excess of Liabilities, Net	4.38%

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Futures	2.62%

Schedule of Investments
SmallCap Value Account I
March 31, 2009 (unaudited)

Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

Russell 2000 Mini; June 2009	Buy	59	$ 2,270	$ 2,485	$ 215
All dollar amounts are shown in thousands (000's)

Schedule of Investments
West Coast Equity Account
March 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (95.89%)			COMMON STOCKS (continued)
Advanced Materials & Products (0.04%)			Building - Residential & Commercial (0.13%)
Ceradyne Inc (a)	1,600 $	29	KB Home	6,800 $	90

Aerospace & Defense (1.95%)			Building & Construction Products -
Boeing Co	21,511	766	Miscellaneous (0.65%)
Northrop Grumman Corp	7,500	327	Simpson Manufacturing Co Inc	24,200	436
Teledyne Technologies Inc (a)	7,800	208	Commercial Banks (0.80%)

		1,301	City National Corp/CA	10,001	338

Agricultural Chemicals (0.20%)			East West Bancorp Inc	9,547	44
Potash Corp of Saskatchewan Inc	1,625	131	SVB Financial Group (a)	1,300	26
			Umpqua Holdings Corp	4,150	37
Agricultural Operations (0.32%)			Westamerica Bancorporation	2,000	91

Archer-Daniels-Midland Co	7,700	214			536

Airlines (0.62%)			Commercial Services - Finance (0.38%)
Alaska Air Group Inc (a)	11,600	204	Visa Inc	4,550	253
Cathay Pacific Airways Ltd ADR (a)	42,400	209

		413	Computer Aided Design (0.10%)

			Autodesk Inc (a)	4,000	67
Apparel Manufacturers (0.30%)
Columbia Sportswear Co	4,677	140	Computers (2.04%)
True Religion Apparel Inc (a)	5,027	59	Apple Inc (a)	3,150	331

		199	Hewlett-Packard Co	32,150	1,031

Applications Software (3.67%)					1,362

Actuate Corp (a)	51,780	158	Computers - Integrated Systems (0.12%)
Microsoft Corp	111,786	2,054	Echelon Corp (a)	10,104	82
Quest Software Inc (a)	18,500	235

		2,447	Computers - Memory Devices (0.04%)

			NetApp Inc (a)	1,600	24
Athletic Footwear (1.52%)
NIKE Inc	21,553	1,011	Consumer Products - Miscellaneous (1.79%)
			Clorox Co	21,570	1,110
Auto - Car & Light Trucks (0.35%)			WD-40 Co	3,300	80

Toyota Motor Corp ADR	3,689	233
					1,190

Auto - Medium & Heavy Duty Trucks (1.43%)			Cosmetics & Toiletries (1.13%)
Paccar Inc	36,950	952	Estee Lauder Cos Inc/The	3,900	96
			Procter & Gamble Co	13,950	657

Auto/Truck Parts & Equipment - Original (0.12%)					753

Johnson Controls Inc	6,800	82
			Diagnostic Kits (0.02%)
Beverages - Non-Alcoholic (0.86%)			OraSure Technologies Inc (a)	4,713	12
Coca-Cola Co/The	4,775	210
Hansen Natural Corp (a)	3,475	125	Dialysis Centers (0.68%)
PepsiCo Inc	4,689	241	DaVita Inc (a)	10,300	453

		576	Disposable Medical Products (0.17%)

Beverages - Wine & Spirits (0.06%)			CR Bard Inc	1,400	112
Brown-Forman Corp	957	37
			Diversified Banking Institutions (0.07%)
Building - Heavy Construction (0.55%)			JP Morgan Chase & Co	1,800	48
Granite Construction Inc	9,750	365
			E-Commerce - Products (0.80%)
			Amazon.com Inc (a)	5,950	437

Schedule of Investments
West Coast Equity Account
March 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
E-Commerce - Products (continued)			Food - Retail (continued)
Blue Nile Inc (a)	3,280 $	99	Safeway Inc	20,950 $	423

		536			1,051

Electric - Integrated (1.66%)			Forestry (1.56%)
Edison International	13,650	393	Plum Creek Timber Co Inc	11,550	336
PG&E Corp	18,650	713	Weyerhaeuser Co	25,535	704

		1,106			1,040

Electronic Components - Semiconductors (1.81%)			Gas - Distribution (1.54%)
Intel Corp	52,230	786	Sempra Energy	22,250	1,029
Lattice Semiconductor Corp (a)	1,000	1
LSI Corp (a)	19,500	59	Health Care Cost Containment (1.26%)
QLogic Corp (a)	19,300	215	McKesson Corp	24,025	842
Supertex Inc (a)	6,343	147

			Hotels & Motels (0.34%)
		1,208

			Red Lion Hotels Corp (a)	76,360	224
Electronic Design Automation (0.05%)
Mentor Graphics Corp (a)	6,800	30	Human Resources (0.87%)
			AMN Healthcare Services Inc (a)	14,184	72
Electronic Forms (1.39%)			Resources Connection Inc (a)	14,912	225
Adobe Systems Inc (a)	43,440	929	Robert Half International Inc	9,000	160
			TrueBlue Inc (a)	14,500	120

Electronic Measurement Instruments (0.85%)					577

FLIR Systems Inc (a)	2,450	50
Itron Inc (a)	7,100	336	Industrial Automation & Robots (0.05%)
Trimble Navigation Ltd (a)	12,000	184	Intermec Inc (a)	3,000	31

		570

			Instruments - Scientific (1.90%)
Engineering - Research & Development Services (1.23%)			Dionex Corp (a)	16,800	794
Jacobs Engineering Group Inc (a)	21,294	823	FEI Co (a)	24,460	377
			Waters Corp (a)	2,550	94

Enterprise Software & Services (1.97%)					1,265

Informatica Corp (a)	13,900	184
Omnicell Inc (a)	3,938	31	Internet Application Software (0.25%)
Oracle Corp	48,000	868	Art Technology Group Inc (a)	66,403	169
Sybase Inc (a)	7,600	230

			Internet Security (0.08%)
		1,313

			VeriSign Inc (a)	2,900	55
Fiduciary Banks (0.24%)
Northern Trust Corp	2,700	162	Investment Management & Advisory Services (1.59%)
			Franklin Resources Inc	19,700	1,061
Finance - Investment Banker & Broker (2.48%)
Charles Schwab Corp/The	106,775	1,655	Lasers - Systems & Components (0.10%)
			Electro Scientific Industries Inc (a)	11,643	69
Food - Miscellaneous/Diversified (1.10%)
Campbell Soup Co	7,800	213	Life & Health Insurance (0.99%)
General Mills Inc	6,810	340	StanCorp Financial Group Inc	29,100	663
Ralcorp Holdings Inc (a)	3,300	178

		731	Machinery - Material Handling (0.15%)

			Cascade Corp	5,524	97
Food - Retail (1.58%)
Dairy Farm International Holdings Ltd ADR	18,095	403	Medical - Biomedical/Gene (3.28%)
Kroger Co/The	10,590	225	Amgen Inc (a)	14,757	731
			Amylin Pharmaceuticals Inc (a)	3,700	43

Schedule of Investments West Coast Equity Account March 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical - Biomedical/Gene (continued)			Oil Company - Exploration & Production
Dendreon Corp (a)	15,300 $	64	(continued)
Gilead Sciences Inc (a)	18,974	879	Berry Petroleum Co	22,651 $	248
Life Technologies Corp (a)	9,196	299	Devon Energy Corp	6,100	273
Martek Biosciences Corp (a)	9,326	170	EOG Resources Inc	4,550	249

		2,186	Occidental Petroleum Corp	45,275	2,520

					4,192

Medical - Drugs (2.64%)
Allergan Inc/United States	27,524	1,314	Oil Company - Integrated (4.19%)
Bristol-Myers Squibb Co	20,200	443	Chevron Corp	36,613	2,462

		1,757	Exxon Mobil Corp	4,900	334

					2,796

Medical - Generic Drugs (0.66%)
Teva Pharmaceutical Industries Ltd ADR	2,000	90	Power Converter & Supply Equipment (0.09%)
Watson Pharmaceuticals Inc (a)	11,300	352	Sunpower Corp - Class B (a)	3,100	61

		442	Property & Casualty Insurance (0.28%)

Medical - HMO (0.12%)			Mercury General Corp	6,250	186
Health Net Inc (a)	5,580	81
			Publicly Traded Investment Fund (0.12%)
Medical - Nursing Homes (0.13%)			iShares Russell 3000 Index Fund	1,800	83
Sun Healthcare Group Inc (a)	10,033	85
			Regional Banks (1.92%)
Medical Information Systems (0.12%)			US Bancorp	7,850	115
Quality Systems Inc	1,829	83	Wells Fargo & Co	81,925	1,166

					1,281

Medical Instruments (1.10%)
Beckman Coulter Inc	8,448	431	REITS - Apartments (0.22%)
Edwards Lifesciences Corp (a)	1,000	61	Essex Property Trust Inc	2,500	143
Techne Corp	4,471	244	REITS - Healthcare (0.91%)

		736	HCP Inc	23,500	419

Medical Products (1.19%)			Nationwide Health Properties Inc	8,459	188

Becton Dickinson and Co	1,450	97			607

Varian Medical Systems Inc (a)	22,850	696	REITS - Office Property (0.45%)

		793	Alexandria Real Estate Equities Inc	8,223	299

Metal Processors & Fabrication (0.77%)
Precision Castparts Corp	8,550	512	Respiratory Products (0.48%)
			ResMed Inc (a)	9,100	322
Multimedia (1.30%)
Walt Disney Co/The	47,770	867	Retail - Apparel & Shoe (1.24%)
			Nordstrom Inc	30,050	503
Networking Products (1.85%)			Ross Stores Inc	9,100	327

Cisco Systems Inc (a)	65,300	1,095			830

Polycom Inc (a)	9,000	139	Retail - Automobile (0.78%)

		1,234	Copart Inc (a)	17,600	522

Non-Hazardous Waste Disposal (0.70%)
Waste Connections Inc (a)	18,050	464	Retail - Discount (2.68%)
			Costco Wholesale Corp	38,620	1,789
Oil & Gas Drilling (0.09%)
Nabors Industries Ltd (a)	6,050	60	Retail - Drug Store (0.29%)
			CVS Caremark Corp	7,023	193
Oil Company - Exploration & Production (6.29%)
Apache Corp	14,075	902

Schedule of Investments
West Coast Equity Account
March 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Retail - Restaurants (1.54%)			Ultra Sound Imaging Systems (0.60%)
Jack in the Box Inc (a)	14,536 $	339	SonoSite Inc (a)	22,207 $	397
Starbucks Corp (a)	61,940	688

		1,027	Veterinary Diagnostics (0.75%)

			VCA Antech Inc (a)	22,300	503
Savings & Loans - Thrifts (1.58%)
Washington Federal Inc	79,499	1,057	Water (0.72%)
			California Water Service Group	11,500	481
Semiconductor Component - Integrated Circuits (0.53%)
Cypress Semiconductor Corp (a)	9,300	63	Water Treatment Systems (0.12%)
Exar Corp (a)	2,100	13	Energy Recovery Inc (a)	10,827	82
Linear Technology Corp	12,000	276

		352	Web Portals (1.39%)

			Google Inc (a)	2,475	861
Semiconductor Equipment (0.63%)
Applied Materials Inc	21,625	232	Yahoo! Inc (a)	4,900	63

Kla-Tencor Corp	5,800	116			924

Novellus Systems Inc (a)	4,200	70	Wireless Equipment (0.46%)

		418	Qualcomm Inc	7,850	305

Steel - Producers (1.62%)			Wound, Burn & Skin Care (0.05%)
Reliance Steel & Aluminum Co	12,700	334	Obagi Medical Products Inc (a)	6,394	34

Schnitzer Steel Industries Inc	23,673	743	TOTAL COMMON STOCKS	$ 63,945

		1,077

				Principal
Steel Pipe & Tube (0.21%)				Amount	Value
Northwest Pipe Co (a)	4,835	138		(000's)	(000's)

			REPURCHASE AGREEMENTS (3.68%)
Telephone - Integrated (3.18%)
			Diversified Banking Institutions (0.95%)
AT&T Inc	36,450	919
			Investment in Joint Trading Account;
Verizon Communications Inc	39,750	1,200	Morgan Stanley Repurchase Agreement;

		2,119	0.19%; dated 3/31/2009 maturing

			4/01/2009 (collateralized by Sovereign
Therapeutics (0.31%)			Agency Issues; $646,000; 0.00%; dated
CV Therapeutics Inc (a)	10,430	207	03/09/2011)	$ 634 $	634

Toys (0.25%)			Money Center Banks (2.73%)
Mattel Inc	14,550	168	Investment in Joint Trading Account; Bank
			of America Repurchase Agreement; 0.12%
Transport - Equipment & Leasing (0.09%)			dated 3/31/2009 maturing 4/01/2009
Greenbrier Cos Inc	16,000	59	(collateralized by Sovereign Agency
			Issues; $1,292,000; 1.625% - 5.00%; dated
			04/26/11 - 05/11/17)	1,267	1,267
Transport - Rail (0.09%)
			Investment in Joint Trading Account;
Union Pacific Corp	1,525	63	Deutsche Bank Repurchase Agreement;
			0.19%; dated 3/31/2009 maturing
Transport - Services (1.57%)			4/01/2009 (collateralized by Sovereign
Expeditors International of Washington Inc	36,950	1,045	Agency Issues; $565,000; 2.265% -
			5.90%; dated 04/14/09 - 08/14/18)	554	554

Transport - Truck (0.17%)					1,821

Con-way Inc	6,264	112	TOTAL REPURCHASE AGREEMENTS	$ 2,455

Travel Services (0.19%)			Total Investments	$ 66,400
Ambassadors Group Inc	15,938	129	Other Assets in Excess of Liabilities, Net - 0.43%		288

			TOTAL NET ASSETS - 100.00%	$ 66,688

Schedule of Investments West Coast Equity Account March 31, 2009 (unaudited)

(a) Non-Income Producing Security Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$ 11,279
Unrealized Depreciation	(9,834)

Net Unrealized Appreciation (Depreciation)	1,445
Cost for federal income tax purposes	64,955
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent

Consumer, Non-cyclical	21.51%
Financial	15.23%
Technology	12.47%
Consumer, Cyclical	11.79%
Industrial	11.28%
Energy	10.57%
Communications	9.31%
Utilities	3.92%
Basic Materials	3.37%
Exchange Traded Funds	0.12%
Other Assets in Excess of Liabilities, Net	0.43%

TOTAL NET ASSETS	100.00%

In accordance with FAS 157, fair value is defined as the price that the Accounts would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Accounts use various valuation approaches, including market, income and/or cost approaches. FAS 157 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Accounts. Unobservable inputs are inputs that reflect the Accounts own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

*Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

*Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.) Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

*Level 3 – Significant unobservable inputs (including the Accounts’ assumptions in determining the fair value of investments.) Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Accounts in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Account’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Accounts use prices and inputs that are current as of the measurement date.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments. For example, short-term securities held in Money Market Account are valued using amortized cost, as permitted under 2a-7 of the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Account's securities carried at value (amounts shown in thousands):

			Level 2 - Other significant		Level 3 - Significant
	Level 1 - Quoted Prices		Observable Inputs		Unobservable Inputs			Totals (Level 1,2,3)

				Other		Other			Other
	Investments in	Other Financial	Investments Financial		Investments in	Financial	Investments		Financial
Account	Securities	Instruments*	in Securities Instruments*		Securities	Instruments* in Securities Instruments*

Asset Allocation Account	$ 20,397	$ 596	$ 34,753 $	129	$ -	$ - $		55,150	$ 725
Balanced Account	30,016	19	20,476	-	761		-	51,253	19
Bond & Mortgage Securities
Account	470	-	357,662	19	9,005		-	367,137	19
Diversified International Account	7,294	-	235,519	-	-		-	242,813	-
Equity Income Account	279,004	-	12,091	-	-		-	291,095	-
Government & High Quality Bond
Account	-	33	263,215	-	8,564		-	271,779	33
Income Account	-	-	133,785	-	826		-	134,611	-
International Emerging Markets
Account	18,907	-	74,772	-	-		-	93,679	-
International SmallCap Account	348	-	69,748	-	20		-	70,116	-
LargeCap Blend Account II	137,752	9	1,191	-	-		-	138,943	9
LargeCap Growth Account	157,500	-	4,663	-	-		-	162,163	-
LargeCap Growth Account I	146,472	-	5,299	-	-		-	151,771	-
LargeCap S&P 500 Index Account	82,296	267	2,259	-	-		-	84,555	267
LargeCap Value Account	116,564	45	2,368	-	-		-	118,932	45
LargeCap Value Account II	3,168	21	4	-	-		-	3,172	21
LargeCap Value Account III	149,489	-	4,032	-	-		-	153,521	-
MidCap Blend Account	212,652	-	20,495	-	-		-	233,147	-
MidCap Growth Account I	35,796	-	-	-	-		-	35,796	-
MidCap Stock Account	43,045	-	1,971	-	-		-	45,016	-
MidCap Value Account II	61,056	-	1,495	-	-		-	62,551	-
Money Market Account	-	-	493,459	-	-		-	493,459	-
Mortgage Securities Account	-	-	157,883	-	-		-	157,883	-
Principal LifeTime 2010 Account	30,043	-	-	-	-		-	30,043	-
Principal LifeTime 2020 Account	118,603	-	-	-	-		-	118,603	-
Principal LifeTime 2030 Account	27,379	-	-	-	-		-	27,379	-
Principal LifeTime 2040 Account	10,198	-	-	-	-		-	10,198	-
Principal LifeTime 2050 Account	6,522	-	-	-	-		-	6,522	-
Principal LifeTime Strategic
Income Account	17,170	-	-	-	-		-	17,170	-
Real Estate Securities Account	85,965	-	3,948	-	-		-	89,913	-
SAM Balanced Portfolio	491,484	-	-	-	-		-	491,484	-
SAM Conservative Balanced
Portfolio	98,588	-	-	-	-		-	98,588	-
SAM Conservative Growth
Portfolio	152,945	-	-	-	-		-	152,945	-
SAM Flexibile Income Portfolio	120,969	-	-	-	-		-	120,969	-
SAM Strategic Growth Portfolio	85,363	-	-	-	-		-	85,363	-
Short-Term Bond Account	-	50	110,372	-	2,099		-	112,471	50
Short-Term Income Account	-	(73)	44,012	-	-		-	44,012	(73)
SmallCap Blend Account	37,980	128	1,175	-	-		-	39,155	128
SmallCap Growth Account II	53,501	-	-	-	-		-	53,501	-
SmallCap Value Account I	88,793	215	2,042	-	-		-	90,835	215
West Coast Equity Account	63,945	-	2,455	-	-		-	66,400	-

*Other financial instruments are derivative instruments such as futures, foreign currency contracts, and swap agreements, which are valued at the unrealized appreciation/depreciation of the instrument.

The changes in investments measured at fair value for which the Account's have used level 3 inputs to determine fair value are as follows (amounts shown in thousands):

	Value at			Change in		Transfers In	Value at
	December 31,	Accrued	Realized	Unrealized	Net	and/or Out of	March 31,
Account	2008	Discounts/Premiums	Gain/(Loss) Gain/(Loss)		Purchases/Sales	Level 3	2009

Asset Allocation Account	$ 300	$ -	$ 4	$ -	$ (304)	$ -	$ -
Balanced Account	34	1	(8)	(74)	(1)	809	761
Bond & Mortgage Securities	521	(1)	(207)	(1,035)	(252)	9,979	9,005
Diversified International Account	4,213	-	(21)	29	(10)	(4,211)	-
Government & High Quality Bond	-	-	-	(1,497)	(252)	10,313	8,564
Income Account	774	-	-	52	-	-	826
International SmallCap Account	58	-	-	(61)	23	-	20
Short-Term Bond Account	53	13	-	(106)	(60)	2,199	2,099

The Account’s schedules of investments as of March 31, 2009 have not been audited. This report is provided for the general information of the Account’s shareholders. For more information regarding the Account and its holdings, please see the Account’s prospectus and annual report.

ITEM 2 – CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3 – EXHIBITS

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit 99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Principal Variable Contracts Funds, Inc.

By /s/ Ralph C. Eucher Ralph C. Eucher, Chairman and CEO

Date 05/20/2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Ralph C. Eucher Ralph C. Eucher, Chairman and CEO

Date 05/20/2009

By /s/ Layne A. Rasmussen

Layne A. Rasmussen, Vice President, Controller and Chief Financial Officer

Date 05/20/2009